As filed with the Securities and Exchange Commission on September 19, 2025
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 22 (File No. 333-139761)	[X]
Post-Effective Amendment No. 1 (File No. 333-290383)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 168 (File No.811-07195)	[X]
(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

RiverSource Life Insurance Company
(Name of Depositor)
70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on September 22, 2025 pursuant to paragraph (b) of Rule 485
[]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterize the Registrant:
[]	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
[]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
[]
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

[X]	Insurance Company relying on Rule 12h-7 under the Exchange Act
[]	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A.

Prospectus
September 22, 2025
RiverSource®
Pinnacle Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center) RiverSource Variable Annuity Account
This prospectus contains information that you should know before investing in the RiverSource Pinnacle Variable Annuity (Contract), an individual flexible premium deferred combination fixed/variable annuity issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”). All material terms and conditions of the contracts, including material state variations and distribution channels, are described in this prospectus.
The Contract allows you to invest your money in (i) available subaccounts investing in shares of underlying funds, each of which has a particular investment objective, investment strategies, fees and expenses; or (ii) the one-year fixed account, tiered dollar cost averaging ("Tiered DCA") fixed account, and guarantee period accounts (“GPAs”), each of which earn fixed interest at rates that we adjust periodically and declare when you make an allocation to that account. Additional information regarding each investment option is provided in Appendix A – Investment Options Available Under the Contract.
The Contract is a complex investment and involves risks, including loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in withdrawal charges, taxes, and tax penalties. If you remove money from the GPAs prior to 30 days before the end of the guarantee period, we will apply a market value adjustment (“MVA”), which may be positive or negative. You could lose up to 100% of the amount withdrawn as a result of a negative MVA. Withdrawals from the contract could also reduce the amount of certain optional benefits by more than the dollar amount of the withdrawal, and such reductions could be significant.
An investment in the Contract is subject to the risks related to RVS Life. Any obligations under the Contract are subject to our financial strength and claims-paying ability.
The contracts are no longer available for new purchases. This contract is no longer being sold and this prospectus is designed for current contract owners. In addition to the possible state variations, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing.
Additional information about certain investment products, including variable annuities and market value adjusted annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource Pinnacle Variable Annuity — Prospectus 1

2 RiverSource Pinnacle Variable Annuity — Prospectus

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.
Beneficiary: The person you designate to receive benefits in case of the owner’s or annuitant’s death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.
One-year fixed account: Part of our general account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a non-natural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a non-natural person or a revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•
Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•
Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•
SIMPLE IRAs under Section 408(p) of the Code
•
Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

RiverSource Pinnacle Variable Annuity — Prospectus 3

•
Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.
All other contracts are considered nonqualified annuities.
Retirement date: The date when annuity payouts are scheduled to begin.
Rider effective date: The date a rider becomes effective as stated in the rider.
Separate Account: An insulated segregated account, the assets of which are invested solely in an underlying Fund. We call this the Variable Account.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Subaccount: A division of the Variable Account, each of which invests in one Fund.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable Account: Refers to the RiverSource Variable Annuity Account, a Separate Account established to hold contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.
Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

4 RiverSource Pinnacle Variable Annuity — Prospectus

Overview of the Contract
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments.
We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations.
The contract offers various optional features and benefits that may help you achieve financial goals.
It may be appropriate for you if you have a long-term investment horizon and your financial goals are consistent with the terms and conditions of the contract.
It is not intended for investors whose liquidity needs require frequent withdrawals in excess of free amount. If you plan to manage your investment in the contract by frequent or short-term trading, the contract is not suitable for you.
Phases of the Contract:
The contracts have two phases: the Accumulation Phase and the Income Phase.
Accumulation Phase. During the Accumulation Phase, you make purchase payments by investing in: available Subaccounts, each of which has a particular investment objective, investment strategies, fees and expenses; the one-year fixed account, tiered dollar cost averaging ("Tiered DCA") fixed account, and GPAs which earn interest at rates that we adjust periodically and declare when you make an allocation to that account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. The GPAs have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to them. A positive or negative MVA is assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than thirty days before the end of its guarantee period. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract.
A list of Investment Options and additional information regarding each Investment option available under the contract is provided in Appendix A – Investment Options Available Under the Contract.
The amount of money you accumulate under your contract depends (in part) on the performance of the Subaccounts you choose or the rates you earn on allocations to the one-year fixed account, tiered dollar cost averaging ("Tiered DCA") fixed account, and GPAs. A positive or negative MVA is assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA. The following transactions, which we refer to as “early withdrawals,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) withdrawals (including full and partial withdrawals, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. An MVA may increase the death benefit but will not decrease it. You may transfer money between investment options during the Accumulation Phase, subject to certain restrictions. Your contract value impacts the value of your contract’s benefits during the Accumulation Phase, including any optional benefits, as well as the amount available for withdrawal, annuitization and death benefits.
Income Phase. The Income Phase begins when you (or your beneficiary) choose to annuitize the contract. You can apply your contract value(less any applicable premium tax and/or other charges) to an annuity payout plan that begins on the retirement date or any other date you elect. You may choose from a variety of plans that can help meet your retirement or other income needs. We can make payouts on a fixed or variable basis, or both. You cannot take withdrawals of contract value or withdraw the contract during the Income Phase.
All optional death benefits terminate after the retirement start date.
Contract features:
•
Death Benefits. If you die during the Accumulation Phase, we will pay to your beneficiary or beneficiaries an amount based on the death benefit selected. You may have elected one of the optional death benefits under the contract for an additional fee. Death benefits must be elected at the time that the contract is purchased. Each optional death benefit is designed to provide a greater amount payable upon death. After the death benefit is paid, the contract will terminate.
•
Withdrawals. You may withdraw all or part of your contract value at any time during the Accumulation Phase. If you request a full withdrawal, the contract will terminate. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including an IRS penalty that may apply if you withdraw prior to reaching age 59½) and may have other tax consequences. Early withdrawals of contract value invested in a GPA are subject to an MVA and could result in a significant negative contract adjustment. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.

RiverSource Pinnacle Variable Annuity — Prospectus 5

•
Tax Treatment. You can transfer money between Subaccounts, the one-year fixed account and GPAs without tax implications, and earnings (if any) on your investments are generally tax-deferred. Generally, earnings are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving an annuity payment, or upon payment of the death benefit.
Additional Services:
•
Dollar Cost Averaging Programs. Automated Dollar Cost Averaging allows you, at no additional cost, to transfer a set amount monthly between Subaccounts or from the one-year fixed account to one or more eligible Subaccounts. Tiered Dollar Cost Averaging (Tiered DCA), only available for new purchase payments of at least $1,000, allows The Tiered DCA program, allows you to allocate a new purchase payment to one of two Tiered DCA accounts, depending on your net contract value. See “Tiered Dollar-Cost Averaging (Tiered DCA) program” for more details.
•
Asset Rebalancing. Allows you, at no additional cost, to automatically rebalance the Subaccount portion of your contract value on a periodic basis.
•
Automated Partial Withdrawals. An optional service allowing you to set up automated partial withdrawals from the GPAs, one-year fixed account, tiered dollar cost averaging ("Tiered DCA") fixed account, or the Subaccounts.
•
Electronic Delivery. You may register for the electronic delivery of your current prospectus and other documents related to your contract.

6 RiverSource Pinnacle Variable Annuity — Prospectus

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money during the first 7 years from date of each purchase payment, you may be assessed a withdrawal charge of up to 8% of the purchase payment withdrawn.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative MVA, taxes, or tax penalties.
A positive or negative MVA is assessed if any portion of a GPA is withdrawn or transferred more than 30 days before the end of its guarantee period.
You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes, and tax penalties.
The following transactions when applied to a GPA, which we refer to as
"early withdrawals," are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) withdrawals (including full and partial withdrawals, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.
Fee Table and Examples Charges and Adjustments – Transaction Expenses – Withdrawal Charge Charges and Adjustments – Adjustments – Market Value Adjustments
Are There Transaction Charges?	No. Other than withdrawal charges and negative MVAs, we do not assess any transaction charges.

RiverSource Pinnacle Variable Annuity — Prospectus 7

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by death benefit option and size of contract value)	1.19%	1.29%
	Fund options (funds fees and expenses)(2)	0.51%	1.17%
	Optional benefits available for an additional charge(3)	0.25%	0.40%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee,Variable Account Administrative Charge, and Contract
Administrative Charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges and negative MVAs that substantially increase costs.

	Lowest Annual Cost: $1,507	Highest Annual Cost: $2,436
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No additional purchase payments,
transfers or withdrawals
•No sales charge

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

	RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.			Principal Risks of Investing in the Contract

8 RiverSource Pinnacle Variable Annuity — Prospectus

	RISKS	Location in Statutory Prospectus
Is this a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract has withdrawal charges that may apply for the first seven years after each purchase payment. The withdrawal charges may reduce the value of your Contract if you withdraw money during withdrawal charge period. Withdrawals may also reduce or terminate contract guarantees.
•Withdrawals may also be subject to taxes and tax penalties.
•Withdrawals from a GPA prior to 30 days before the end of the guarantee period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the contract value from the current GPA to any of the investment options available under the Contract, apply the contract value to an annuity payout plan, or withdraw the value from the current GPA(all subject to applicable withdrawal, transfer, and annuitization provisions). If we do not receive any instructions by the end of the guarantee period, we will automatically transfer the contract value from the current GPA into the shortest GPA term available.
•The benefits of tax deferral, long-term income, and optional living benefit guarantees mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract Charges and Adjustments – Transaction Expenses – Withdrawal Charge Charges and Adjustments – Adjustments – Market Value Adjustments
What Are the Risks Associated with the Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option, including the one-year fixed account and the
Guarantee Period Accounts (GPAs) investment options has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract The Variable Account and the Funds The “Nonunitized” Separate Account and the Guarantee Period Accounts (GPAs) The One-Year Fixed Account
What Are the Risk Related to Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under the one-year fixed account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
Principal Risks of Investing in the Contract The General Account

RiverSource Pinnacle Variable Annuity — Prospectus 9

	RESTRICTIONS	Location in Statutory Prospectus
Are There Restrictions on the Investment Options?
Yes.
•Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the retirement date and once per contract year after the retirement date.
•Certain transfers out of the GPAs will be subject to an MVA.
•GPAs and the one-year fixed account are subject to certain
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments
Are There Any Restrictions on Contract Benefits?
Yes. Withdrawals will proportionally reduce certain guaranteed benefits, which means your benefit could be reduced by more than the dollar amount of your withdrawals, an such reductions could be significant.
Buying Your Contract – Purchase Payments
TAXES
What Are the Contract’s Tax Implications?
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers
Should I Exchange My Contract?
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

10 RiverSource Pinnacle Variable Annuity — Prospectus

Fee Table and Examples
The following tables describe the fees, expenses and adjustments that you will pay when buying, owning and making a withdrawal from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you paid at the time that you bought the Contract and will pay when you make a withdrawal from the Contract. State premium taxes also may be deducted.

Transaction Expenses

Withdrawal Charges
Withdrawal charges (as a percentage of purchase payments surrendered)
Maximum	8%

Years from purchase payment receipt	Withdrawal charge percentage
1	8%
2	8
3	7
4	6
5	5
6	4
7	2
Thereafter	0
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of contract value is removed from an investment option before expiration of a specified period.

Adjustments

MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA)(1)	100%
(1)
The following transactions when applied to a GPA, which we refer to as "early withdrawals," are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) withdrawals (including full and partial withdrawals, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including funds fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge	$30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.)
Base Contract Expenses
(as a percentage of average daily contract value in the variable account)
The death benefit you select determines the fees you pay.
	ROP Death Benefit	MAV Death Benefit
Variable account administrative charge	0.15%	0.15%
Mortality and expense risk fee	1.00	1.10
Total annual variable account expenses	1.15%	1.25%

RiverSource Pinnacle Variable Annuity — Prospectus 11

Optional Benefit Expenses
Optional Death Benefits
Benefit Protector Death Benefit Rider (Benefit Protector) fee	Maximum/Current:	0.25%(1)
(As a percentage of the contract value charged annually on the contract anniversary.)
Benefit Protector Plus Death Benefit Rider (Benefit Protector Plus) fee	Maximum/Current:	0.40%(1)
(As a percentage of the contract value charged annually on the contract anniversary.)
(1)
This fee applies only if you elect this optional feature.
The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of investment options available under the contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses(1)

Minimum and maximum annual operating expenses for the funds
(Including management, distribution (12b-1) and/or service fees and other expenses)(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.51	1.17
(1)
Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Examples
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Fund expenses.
The examples assume all contract value is allocated to the subaccounts. The examples do not reflect the MVA that only applies to GPAs. Your costs could differ from those shown below if you Invest in the GPAs or fixed account investment options.
These examples assume that you invest $100,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual Contract Expenses reflecting the maximum charges, Annual Fund Expenses and optional benefits available. The “Minimum” example further assumes the least expensive combination of Annual Contract Expenses reflecting the current charges, Annual Fund Expenses and that no optional benefits are selected. Although your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses.  These examples assume that you select the MAV Death Benefit and the optional Benefit Protector Plus. Although your actual costs may be lower, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,287	$14,646	$19,106	$31,840	$2,891	$8,856	$15,076	$31,810

12 RiverSource Pinnacle Variable Annuity — Prospectus

Minimum Expenses.  These examples assume that you select the ROP Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,193	$11,276	$13,118	$19,806	$1,702	$5,275	$9,088	$19,776
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RiverSource Pinnacle Variable Annuity — Prospectus 13

Principal Risks of Investing in the Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and the option to purchase a living benefit mean that this contract is more beneficial to investors with a long-term investment horizon.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant withdrawal charge, depending on the option you select. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A positive or negative MVA is assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of your investment in a GPA as a result of a negative MVA. A withdrawal may reduce the value of your standard and optional benefits. A total withdrawal (surrender) will result in the termination of your contract.
Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
GPA Risk. Each GPA pays an interest rate declared by us when you make an allocation to that account and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors including, but not limited to, the interest rate environment returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s revenues and expenses.
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or withdrawals from the GPA prior to 30 days before the end of the guarantee period. At all other times, and unless an exception applies, we will apply a MVA if you withdraw or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. The MVA may be negative, positive or result in no change depending on how the guaranteed interest rate on your GPA compares to the new interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. You bear the risk of loss of principal due to a negative MVA. Partial withdrawals will reduce certain death benefits proportionally based on the percentage of contract value that is withdrawn and if you request a partial withdrawal from the GPAs that will give you the net amount you requested after we apply any applicable MVA and withdrawal charge, a negative MVA will increase the impact of the partial withdrawal on the value of the death benefit.
Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk. Certain optional benefits limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit or restrict purchase payments in certain contract years or based on age, and in conjunction with certain optional death benefit riders with advance notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
Contract Changes Risk. We reserve the right to make certain changes in the future, subject to applicable law. We reserve the right to (i) limit transfers to the regular one-year Fixed Account or (ii) change the percentage allowed to be transferred from the regular one-year Fixed Account. During the annuity payout period, we reserve the right to limit the

14 RiverSource Pinnacle Variable Annuity — Prospectus

number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. For certain optional living benefits, we also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
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the corruption or destruction of data;
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theft, misuse or dissemination of data to the public, including your information we hold; and
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denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.

RiverSource Pinnacle Variable Annuity — Prospectus 15

The Variable Account and the Funds
Variable Account. The variable account was established under Indiana law on July 15, 1987. The variable account, consisting of Subaccounts, is registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. Income, gains, and losses credited to or charged against the variable account reflect the variable account’s own investment experience and not the investment experience of RiverSource Life’s other assets. The variable account’s assets are held separately from RiverSource Life’s assets and are not chargeable with liabilities incurred in any other business of RiverSource Life.  RiverSource Life is obligated to pay all amounts promised to contract owners under the contracts. The variable account includes other Subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the Subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contract currently offers subaccounts investing in shares of the Funds. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested. Information regarding each Fund, including (i) its name, (ii) its investment objective, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance may be found in the Appendix A to this prospectus.
Please read the Funds’ prospectuses carefully for facts you should know before investing. These prospectuses containing more detailed information about the Funds are available by contacting us at 70100 Ameriprise Financial Center, Minneapolis, MN 55474, telephone: 1-800-862-7919, website: Ameriprise.com/variableannuities.
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Investment objectives: The investment managers and advisers cannot guarantee that the Funds will meet their investment objectives.
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Fund name and management: An underlying Fund in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
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Eligible purchasers: All Funds are available to serve as the underlying investment options for variable annuities and variable life insurance policies. The Funds are not available to the public (see “Fund Name and Management” above). Some Funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available Funds simultaneously. Although we and the Funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each Fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate Fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate Funds. Please refer to the Funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each Fund intends to comply with the diversification requirements under Section 817(h) of the Code.
Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include

16 RiverSource Pinnacle Variable Annuity — Prospectus

periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
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Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation of a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
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Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
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Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the funds. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the funds. These fees are deducted from the assets of the funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue.

RiverSource Pinnacle Variable Annuity — Prospectus 17

Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including, but not limited to expense payments and non-cash compensation, for various purposes:
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Compensating, training and educating investment professionals who sell the contracts.
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Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.
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Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and investment professionals.
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Providing sub-transfer agency and shareholder servicing to contract owners.
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Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
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Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
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Furnishing personal services to contract owners, including education of contract owners regarding the funds, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
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Subaccounting services, transaction processing, recordkeeping and administration.
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Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
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Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
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Compensation paid out of 12b-1 fees that are deducted from fund assets.
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Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
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Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
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Compensation paid out of 12b-1 fees that are deducted from fund assets.
The “Nonunitized” Separate Account and the Guarantee Period Accounts (GPAs)
The “Nonunitized” separate account: We hold amounts You allocate to the GPAs in a “nonunitized” separate account, which is maintained by Us and segregated from Our general assets and the Variable Account. This separate account provides an additional measure of assurance that We will make full payment of amounts due under the GPAs. Unlike the Variable Account (i.e., a unitized separate account), which has subaccounts and accumulation units, We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to Your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. See “The General Account” for more information.
The GPAs: The contract currently offers GPAs that earn fixed interest during guarantee periods. The available guarantee periods may vary by state. The GPAs may not be available for contracts in some states.
You may allocate purchase payments to one or more of the GPAs. The required minimum investment in each GPA is $1,000. Information regarding each GPA, including (i) its name, and (ii) its term may be found in Appendix A to this prospectus.
These accounts are not offered after annuity payouts begin.
Each GPA pays an interest rate that is declared at the time of your allocation to that account. Interest is credited daily. That interest rate is fixed for the guarantee period that you chose. We may periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on any Contract Value already allocated to a GPA. The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. These rates generally will be based on factors including, but not limited to, the interest rate environment,

18 RiverSource Pinnacle Variable Annuity — Prospectus

returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s revenues and expenses. Contact our Service Center at the number listed on the cover page of this prospectus for current interest rates.
A positive or negative MVA is assessed if any portion of a GPA is withdrawn or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA. The following transactions, which we refer to as “early withdrawals,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) withdrawals (including full and partial withdrawals, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. An MVA may increase the death benefit but will not decrease it. We will not apply an MVA to Contract Value you transfer or withdraw out of the GPAs during the 30-day period ending on the last day of the guarantee period. For more information about the MVA, see “Charges and Adjustments – Adjustments – Market Value Adjustments.”
During the 30 day window, which precedes the end of your GPA investment’s guarantee period, you may elect one of the following options: (i) reinvest the Contract Value in a new GPA with the same guarantee period; (ii) transfer the Contract Value to a GPA with a different guarantee period; (iii) transfer the Contract Value to any of the subaccounts or the one-year fixed account, or withdraw the Contract Value (subject to applicable withdrawal and transfer provisions). We will send you a letter prior to the end of your guarantee period that lists the available GPAs or you can contact our Service Center at the number listed on the cover page of this prospectus for the GPAs currently available to you. If we do not receive any instructions by the end of your guarantee period, we will automatically transfer the Contract Value into the shortest GPA term offered in your state.

RiverSource Pinnacle Variable Annuity — Prospectus 19

The General Account
The general account includes all assets owned by RiverSource Life, other than those in the Variable Account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any optional benefits offered under the contract. These guarantees are subject to the claims-paying ability and financial strength of RiverSource Life. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The One-Year Fixed Account
You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. The guaranteed minimum interest rate offered will never be less than the fixed account minimum interest rate required under state law. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings.
There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see “Making the Most of Your Contract – Transfer Policies”).
Because of exemptive and exclusionary provisions, we have not registered interests in the one-year fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the one-year fixed account nor any interests in the one-year fixed account are subject to the provisions of these Acts.
The one-year fixed account has not been registered with the SEC. Disclosures regarding the one-year fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Buying Your Contract
New contracts as described in this prospectus are not currently being offered. Information about applying for the contract and issuing the contract is provided for informational purposes only.
We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified annuity or a nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)
When you applied, you selected (if available in your state):
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the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);
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how you wanted to make purchase payments;
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the date you wanted to start receiving annuity payouts (the retirement date);
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a death benefit option(2);
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the optional Benefit Protector Death Benefit Rider(3);
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the optional Benefit Protector Plus Death Benefit Rider(3); and

20 RiverSource Pinnacle Variable Annuity — Prospectus

•
a beneficiary.
(1)
Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in some states.
(2)
The MAV death benefit is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue the ROP death benefit will apply.
(3)
Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.
The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.
We applied your purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.
In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Contract Exchanges
You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Generally, you can exchange one annuity for another or for a qualified long-term care insurance policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on the new contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into the new contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for the new contract or buy the new contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
The Retirement Date
Annuity payouts begin on the retirement date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we processed your application, we established the retirement date to be the maximum age then in effect (or contract anniversary if applicable). Unless otherwise elected by you, all retirement dates are now automatically set to the maximum age of 95 now in effect. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.
The retirement date must be:
•
no earlier than the 30th day after the contract’s effective date; and no later than
•
the annuitant’s 95th birthday or the tenth contract anniversary, if later,
•
or such other date as agreed to by us but not later than the owner’s 105th birthday.
Six months prior to your retirement start date, we will contact you with your options including the option to postpone your retirement start date to a future date. You can choose to delay the retirement start date of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.

RiverSource Pinnacle Variable Annuity — Prospectus 21

If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the retirement start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your retirement start date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.
Minimum purchase payments
$50 for SIPs
$100 for all other payments
Maximum total allowable purchase payments*
$1,000,000 for issue ages up to 85
$100,000 for issue ages 86 to 90
*
These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan’s or the Code’s limits on annual contributions also apply.
How to Make Purchase Payments

1 Electronically and By SIP
Contact your investment professional to move money electronically or to complete the necessary SIP paperwork.

2 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Limitations on Use of Contract
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

22 RiverSource Pinnacle Variable Annuity — Prospectus

Charges and Adjustments
Transaction Expenses
Withdrawal Charge
If you withdraw all or part of your contract value, we may deduct a withdrawal charge from the contract value if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable guarantee period will be subject to an MVA. (See “Charges and Adjustments – Adjustments – Market Value Adjustments”.) The withdrawal charge helps Us cover sales and distribution expenses.
Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.
You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount (“TFA”). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:
(a)
is 10% of your prior anniversary’s contract value; and
(b)
is current contract earnings
NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, or the one-year fixed account or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary’s contract value during the first contract year.
For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:
1.
First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary’s contract value. We do not assess a withdrawal charge on this amount.
2.
Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.
3.
Next, we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.
4.
Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a “first-in, first-out” (FIFO) basis. We do assess a withdrawal charge on these payments.
NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:
PPW = XSF +	(ACV – XSF)	×	(PPNPW – XSF)
(CV – TFA)
If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.
We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.
The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.
Years from purchase payment receipt	Withdrawal charge percentage
1	8%
2	8
3	7

RiverSource Pinnacle Variable Annuity — Prospectus 23

Years from purchase payment receipt	Withdrawal charge percentage
4	6
5	5
6	4
7	2
Thereafter	0
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:
For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.
The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.
Withdrawal charge calculation example
•
We receive these payments:
–
$10,000 initial;
–
$8,000 on the sixth contract anniversary;
–
$6,000 on the eighth contract anniversary; and
•
The owner withdraws the contract for its total withdrawal value of $38,101 during the eleventh contract year and does not make any other withdrawals during that contract year; and
•
The prior anniversary contract value is $38,488.

Withdrawal charge	Explanation
0	$3,848.80 is 10% of the prior anniversary’s contract value withdrawn without withdrawal charge; and
0	$10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
0	$10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
400	$8,000 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
420	$6,000 purchase payment is in its third year from receipt, withdrawn with a 7% withdrawal charge.
$820
Waiver of withdrawal charges
We do not assess a withdrawal charge for:
•
withdrawals of any contract earnings;
•
withdrawals of amounts totaling up to 10% of your prior contract anniversary’s contract value to the extent they exceed contract earnings;
•
required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;
•
contracts settled using an annuity payout plan;
•
death benefits;
•
withdrawals you make under your contract’s “Waiver of Withdrawal Charges” provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days; and
•
to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician’s statement. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

24 RiverSource Pinnacle Variable Annuity — Prospectus

Liquidation charge under Annuity Payout Plan E – Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to withdraw those payments. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.
Fixed Payouts: Withdrawal charge for Fixed Annuity Payout Plan E – Payouts for a specified period: If you are receiving annuity payments under this annuity payout plan, you can choose to take a withdrawal and a withdrawal charge may apply.
A withdrawal charge will be assessed against the present value of any remaining guaranteed payouts withdrawn. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you have withdrawn, the present value determined will be multiplied by the withdrawal charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Withdrawal charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit withdrawals in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any withdrawal charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following withdrawal will be reduced to zero.
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.
Annual Contract Expenses
Base Contract Expenses
Base Contract Expenses consist of the contract administrative charge and mortality and expense risk fee.
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.
If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.
Variable Account Administrative Charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

RiverSource Pinnacle Variable Annuity — Prospectus 25

Mortality and Expense Risk Fee
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select the ROP death benefit, the mortality and expense risk fee is 1.00%. If you select the MAV death benefit, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the one-year fixed account.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•
first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•
then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.
Adjustments
Market Value Adjustments
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or withdrawals from the GPAs prior to 30 days before the end of the guarantee period. At all other times, and unless one of the exceptions described below applies, we will apply an MVA if you make certain transactions while you have contract value invested in a GPA. The following transactions when applied to a GPA, which we refer to as "early withdrawals," are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) withdrawals (including full and partial withdrawals, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
No MVA will apply to:
•
amounts withdrawn under contract provisions that waive withdrawal charges for Hospital or Nursing Home Confinement and Terminal Illness Diagnosis;
•
automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited; and
•
amounts deducted for fees and charges.
The application of an MVA may result in either a gain or loss. You could lose up to 100% of the amount withdrawn as a result of a negative MVA. Under certain death benefits, the value of the death benefit is reduced proportionally when you take a partial withdrawal based on the percentage of contract value that is withdrawn. If you request a partial withdrawal from the GPAs that will give you the net amount you requested after we apply any applicable MVA and withdrawal charge, the MVA could increase or decrease the percentage of contract value that is withdrawn. In these circumstances, a negative MVA would increase the impact of a partial withdrawal on the value of the death benefit.
When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The MVA is sensitive to changes in current interest rates. The MVA, which can be zero, positive or negative, reflects the relationship between the guaranteed interest rate that applies to the GPA from which you are taking an early withdrawal and the interest rate we are then currently crediting on new GPAs that mature at the same time. The magnitude of any applicable MVA will depend on the difference in these current guaranteed interest rates at the time of the early withdrawal corresponding to the time remaining in your guarantee period and your guaranteed interest rate. If interest rates have increased, the MVA

26 RiverSource Pinnacle Variable Annuity — Prospectus

will generally be negative and the early withdrawal amount will be less; if interest rates have decreased, the MVA will generally be positive and the early withdrawal amount will be increased. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive

The precise MVA formula we apply is as follows:
Early withdrawal amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or withdrawn.
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
Withdrawal charges and other charges applicable to your contract and optional benefit riders you have elected may also apply to an early withdrawal. As noted above, we do not apply MVAs to the amounts we deduct for fees and charges, including withdrawal charges. We will deduct any applicable withdrawal charge from your early withdrawal after applying the MVA. Please note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.
Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early withdrawal would have on your contract value. Values fluctuate daily and the actual MVA applied at the time an early withdrawal is processed may be more or less than the values quoted at the time of your call. Additional information about MVAs, including MVA examples, is located in the Statement of Additional Information (“SAI”).
The MVA is intended to protect us from losses on the investments we hold to support our guaranteed interest rates when we must pay out amounts that are removed from the GPAs early.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.
Optional Death Benefit Charges
Benefit Protector Death Benefit Rider Fee
We deduct a charge for the optional feature only if you select it. The current annual fee is 0.25% of your contract value on each contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

RiverSource Pinnacle Variable Annuity — Prospectus 27

Benefit Protector Plus Death Benefit Rider Fee
We charge a fee for the optional feature only if you select it. The current annual fee is 0.40% of your contract value on each contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.
Valuing Your Investment
We value your accounts as follows:
GPAs and One-Year Fixed Account
We value the amounts you allocate to the GPAs and the one-year fixed account directly in dollars. The value of the GPAs and the one-year fixed account equals:
•
the sum of your purchase payments and transfer amounts allocated to the GPAs and the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs to the one-year fixed account);
•
plus interest credited;
•
minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;
•
minus any prorated portion of the contract administrative charge; and
•
minus the prorated portion of the fee for any of the following optional benefits you have selected:
–
Benefit Protector rider
–
Benefit Protector Plus rider
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.
Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•
adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•
dividing that sum by the previous adjusted net asset value per share; and
•
subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•
additional purchase payments you allocate to the subaccounts;

28 RiverSource Pinnacle Variable Annuity — Prospectus

•
transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•
partial withdrawals;
•
withdrawal charges;
and the deduction of a prorated portion of:
•
the contract administrative charge; and
•
the fee for any of the following optional benefits you have selected:
–
Benefit Protector rider; and/or
–
Benefit Protector Plus rider.
Accumulation unit values will fluctuate due to:
•
changes in fund net asset value;
•
fund dividends distributed to the subaccounts;
•
fund capital gains or losses;
•
fund operating expenses; and
•
mortality and expense risk fee and the variable account administrative charge.
Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		Jun	100	18	5.56
		Jul	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

RiverSource Pinnacle Variable Annuity — Prospectus 29

Tiered Dollar-Cost Averaging (Tiered DCA) Program
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:
If your net contract value(1) is…	we allocate your new purchase payment to:
$10,000–$49,999	Tier 1 DCA account
$50,000 or more	Tier 2 DCA account(2)
(1)
Net contract value” equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2)
You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.
You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months or twelve-month from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccount you select over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.
We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. From time to time, we may credit interest to the Tiered DCA account at promotional rates that are higher than those we credit to the one-year fixed account. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.
We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.
If you make additional purchase payments while a Tiered DCA account term is in progress, the amounts you allocate to an existing Tiered DCA account will be transferred out of the Tiered DCA account over the remainder of the term. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.
You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.
You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.
We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.
The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through the periods of low levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

30 RiverSource Pinnacle Variable Annuity — Prospectus

Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.
Transferring Among Accounts
You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.
We may suspend or modify transfer privileges at any time.
For information on transfers after annuity payouts begin, see “Transfer Policies” below.
Transfer Policies
•
Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.
•
It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.
•
You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value unless an exception applies (see “Charges and Adjustments – Adjustments – Market Value Adjustments”).
•
If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

RiverSource Pinnacle Variable Annuity — Prospectus 31

•
Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.
•
Once annuity payouts begin, you may not make any transfers to the GPAs.
*
Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•
diluting the value of an investment in an underlying fund in which a subaccount invests;
•
increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,
•
preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90-day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•
requiring transfer requests to be submitted only by first-class U.S. mail;
•
not accepting hand-delivered transfer requests or requests made by overnight mail;
•
not accepting telephone or electronic transfer requests;
•
requiring a minimum time period between each transfer;
•
not accepting transfer requests of an agent acting under power of attorney;
•
limiting the dollar amount that you may transfer at any one time;
•
suspending the transfer privilege; or
•
modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

32 RiverSource Pinnacle Variable Annuity — Prospectus

Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier, and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•
Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•
Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we will attempt to execute transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•
Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•
Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to Request a Transfer or Withdrawal

1 By automated transfers and automated partial withdrawals
Your investment professional can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or the one-year fixed accounts.
You can start or stop this service by written request or other method acceptable to us.
You must allow 30 days for us to change any instructions that are currently in place.
•
Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.
•
Automated withdrawals may be restricted by applicable law under some contracts.
•
You may not make systematic purchase payments if automated partial withdrawals are in effect.
•
Automated partial withdrawals may result in income taxes and penalties on all or part of the amount withdrawn.

RiverSource Pinnacle Variable Annuity — Prospectus 33

Minimum amount
Transfers or withdrawals:	$100 monthly
$250 quarterly, semiannually or annually

2 By phone
Call:
1-800-333-3437
Minimum amount
Transfers or withdrawals:	$500 or entire account balance
Maximum amount
Transfers:	Contract value or entire account balance
Withdrawals:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

3 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our Service Center:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or withdrawals:	$500 or entire account balance

Maximum amount
Transfers or withdrawals:	Contract value or entire account balance
*
Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
Withdrawals
You may withdraw all or part of your contract at any time before the retirement date by sending us a written request or calling us.
The date your withdrawal request will be processed depends on when and how we receive it:
For withdrawal requests received in writing:
•
If we receive your withdrawal request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.
•
If we receive your withdrawal request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
For withdrawal requests received by phone:
•
If we receive your withdrawal request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.

34 RiverSource Pinnacle Variable Annuity — Prospectus

•
If we receive your withdrawal request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
We may ask you to return the contract. You may have to pay a contract administrative charge, withdrawal charges or any applicable optional rider charges (see “Charges and Adjustments”), federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See “The Annuity Payout Period – Annuity Payout Plans.”)
Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see “Optional Benefits”). In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes – Qualified Annuities – Required Minimum Distributions”).
Withdrawal Policies
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. After executing a partial withdrawal, the value in each subaccount , one-year fixed account or GPA must be either zero or at least $50.
Receiving Payment

1 By electronic payment
•
request that payment be sent electronically to your bank payable to you;
•
pre-authorization required.

2 By regular or express mail
•
payable to you;
•
mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–
the NYSE is closed, except for normal holiday and weekend closings;
–
trading on the NYSE is restricted, according to SEC rules;
–
an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–
the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total withdrawal amount until cleared from the originating financial institution.
TSA – Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is

RiverSource Pinnacle Variable Annuity — Prospectus 35

subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•
Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–
you are at least age 59½;
–
you are disabled as defined in the Code;
–
you severed employment with the employer who purchased the contract;
–
the distribution is because of your death;
– you are terminally ill as defined in the Code;
– you are adopting or are having a baby;
– you are supplying Personal or Family Emergency Expense;
– you are a Domestic Abuse Victim;
– you are in need to cover Expenses and losses on account of a FEMA declared disaster;
–
the distribution is due to plan termination; or
–
you are a qualifying military reservist.
•
If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•
Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•
The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

36 RiverSource Pinnacle Variable Annuity — Prospectus

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts or from the one-year fixed account to one or more eligible subaccounts	N/A	N/A	•Transfers out of the one-year fixed account to any of the subaccounts may not exceed the amount that if continued, would deplete the one-year fixed account within 12 months
Tiered Dollar Cost Averaging (Tiered DCA)	Allows the systematic transfer from the Tiered DCA fixed account to the GPAs, the one-year fixed account and/or one or more eligible subaccounts	N/A	N/A
•Must be funded with a purchase
payment of at least $1,000, not
transferred contract value
•Only 6-month and 12-month options
may be available
•We reserve the right to credit a
lower interest rate to each
Tiered DCA account if you select the
GPAs or the one-year fixed account
as part of your
Tiered DCA transfers.
•Not allowed if payments are made
from the Systematic Investment
Plan

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in Contract
Value to participate.
•We require 30 days notice for you to
change or cancel the program
•You can request rebalancing to be
done either quarterly, semiannually
or annually

Automated Partial Withdrawals /Systematic Withdrawals	Allows automated partial withdrawals from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial withdrawals •May result in income taxes and penalty on all or a portion of amounts surrendered
Nursing Home or Hospital Confinement	Allows you to withdraw contract value without a withdrawal charge	N/A	N/A
•You must be confined to a hospital
or nursing home
for the prior 60 days
•You must be under age 76 on the
contract issue date and
confinement must start after the
contract issue date
•Amount withdrawn must be paid
directly to you

Terminal Illness	Allows you to withdraw contract value without awithdrawal charge	N/A	N/A	•Terminal Illness diagnosis must occur in after the first contract year •Must be terminally ill and not expected to live more than 12 months from the date of the licensed physician statement

RiverSource Pinnacle Variable Annuity — Prospectus 37

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations

•Must provide us with a licensed
physician’s statement containing
the terminal illness diagnosis and
the date the terminal illness was
initially diagnosed
•Amount withdrawn must be paid
directly to you

ROP Death Benefit	Provides a death benefit equal to the greater of these values minus any applicable rider charges:Contract Value or total purchase payments, minus adjusted partial withdrawals	1.15% of average daily contract value in the variable account	1.15%
•Must be elected at contract issue
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Contract terminates
the benefit

MAV Death Benefit	Provides a death benefit equal to the greatest of these values minus any applicable rider charges: contract value, total purchase payments, minus adjusted partial withdrawals, or the maximum anniversary value immediately preceding the date of death plus any purchase payments since that anniversary minus adjusted partial withdrawals	1.25% of average daily contract value in the variable account	1.25%
•Available to owners age 78 and
younger
•Must be elected at contract issue
•No longer eligible to increase on
any contract anniversary following
your 81st birthday.
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant.
•Annuitizing the Contract terminates
the benefit

Optional Benefits
Benefit Protector Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.25% of contract value	0.25%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•For contract owners age 70 and
older, the benefit decreases from
40% to 15% of earnings
•Annuitizing the Contract terminates
the benefit

Benefit Protector Plus Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.40% of contract value	0.40%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•For contract owners age 70 and
older, the benefit decreases from
40% to 15% of earnings
•The percentage of exchange
purchase payments varies by age
and is subject to a vesting
schedule.
•Annuitizing the Contract terminates

38 RiverSource Pinnacle Variable Annuity — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
the benefit
Benefits in Case of Death
There are two death benefit options under this contract: Return of Purchase Payments (ROP) death benefit and Maximum Anniversary Value (MAV) death benefit. If either you or the annuitant are 79 or older at contract issue, ROP death benefit will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either ROP death benefit or MAV death benefit on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee.”)
Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death if you die before the retirement start date while this contract is in force. We will base the benefit paid on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.
Return of Purchase Payments (ROP) Death Benefit
The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:
1.
contract value; or
2.
total purchase payments minus adjusted partial withdrawals.

Adjusted partial withdrawals for the ROP or MAV death benefit	=	PW × DB
CV

PW	=	the amount by which the contract value is reduced as a result of the partial withdrawal.
DB	=	the death benefit on the date of (but prior to) the partial withdrawal.
CV	=	contract value on the date of (but prior to) the partial withdrawal.
Example
•
You purchase the contract for $25,000.
•
On the first contract anniversary, the contract value grows to $29,000.
•
During the second contract year, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the ROP death benefit as follows:
Contract Value at death:	$20,500.00
Purchase payment minus adjusted partial withdrawals:
Total purchase payments:	$25,000.00
minus the adjusted partial withdrawal calculated as:
$1,500 × $25,000 =	–1,704.55
$22,000
for a death benefit of:	$23,295.45
The ROP death benefit, calculated as the greater of these two values:		$23,295.45
Maximum Anniversary Value (MAV) Death Benefit
The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:
1.
contract value; or
2.
total purchase payments applied to the contract minus adjusted partial withdrawals; or

RiverSource Pinnacle Variable Annuity — Prospectus 39

3.
the maximum anniversary value immediately preceding the date of death plus any purchase payments applied to the contract since that anniversary minus adjusted partial withdrawals since that anniversary.
Maximum anniversary value (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary’s MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.
Example
•
You purchase the contract for $25,000.
•
On the first contract anniversary, the contract value grows to $29,000.
•
During the second contract year, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit as follows:
Contract Value at death:	$20,500.00
Purchase payment minus adjusted partial withdrawals:	$23,295.45
The MAV immediately preceding the date of death plus any payments applied to the contract since that anniversary minus adjusted partial withdrawals:
MAV on the prior anniversary:	$29,000.00
plus purchase payments applied to the contract the prior anniversary:	+0.00
minus adjusted partial withdrawals taken since that anniversary, calculated as:
$1,500 × $29,000 =
$22,000	–1,977.27
for a death benefit of:	$27,022.73
The MAV death benefit, calculated as the greatest of these three values:		$27,022.73
If You Die Before Your Retirement Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector Plus rider, if selected, will terminate. Continuance of the Benefit Protector rider is optional. (See “Optional Benefits.”)
If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•
the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•
the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
The information below has been revised to reflect proposed regulations issued by the Internal Revenue Service that describe the requirements for required minimum distributions when a person or entity inherit assets held in an IRA, 403(b) or qualified retirement plan. This proposal is not final and may change. Contract owners are advised to work with

40 RiverSource Pinnacle Variable Annuity — Prospectus

a tax professional to understand their required minimum distribution obligations under the proposed regulations and federal law.  The proposed regulations can be found in the Federal Register, Vol. 87, No. 37, dated Thursday, February 24, 2022.
•
Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 73. If you attained age 73 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector Plus rider, if selected, will terminate. Continuance of the Benefit Protector rider is optional. (See “Optional Benefits.”)
•
Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date. Eligible designated beneficiaries include the surviving spouse: the surviving spouse;
•
a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death);disabled within the meaning of Code section 72(m)(7);
•
chronically ill within the meaning of Code section 7702B(c)(2);
•
any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date.
We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•
the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary.
•
Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or annuitize the contract to deplete it within 10 years of your beneficiary’s death
•
Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.

RiverSource Pinnacle Variable Annuity — Prospectus 41

For nonqualified deferred annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Benefit Protector Death Benefit Rider (Benefit Protector)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges and Adjustments”). The Benefit Protector provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If this rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus rider.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes – Qualified Annuities – Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any withdrawals including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you or the annuitant die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:
•
the applicable death benefit
•
40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
•
15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.
Earnings at death: This is determined by taking the current death benefit, and subtracting any purchase payments not previously withdrawn. Partial withdrawals reduce earnings before reducing purchase payments in the contract. This determines how much of the applicable death benefit is made up of contract earnings. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero.
Terminating the Benefit Protector
•
You may terminate the rider within 30 days of the first rider anniversary.
•
You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•
The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.
Example of the Benefit Protector
•
You purchase the contract with a payment of $100,000 and you and the annuitant are under age 70. You select the MAV death benefit.
•
During the first contract year the contract value grows to $105,000. The MAV death benefit equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
•
On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit (contract value):	$110,000
plus the Benefit Protector benefit which equals 40% of earnings at death

42 RiverSource Pinnacle Variable Annuity — Prospectus

(MAV death benefit minus payments not previously withdrawn):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit (MAV):	$110,000
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•
During the third contract year the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year of the withdrawal charge schedule, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit equals:

MAV death benefit (MAV adjusted for partial withdrawals):	$57,619
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($57,619 – $55,000) =	+1,048
Total death benefit of:	$58,667
•
On the third contract anniversary the contract value falls to $40,000. The death benefit equals the previous death benefit. The reduction in contract value has no effect.
•
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old.

The death benefit equals:
MAV death benefit (contract value):	$200,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old)	+55,000
Total death benefit of:	$255,000
•
During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit equals:

MAV death benefit (contract value):	$250,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old)	+55,000
Total death benefit of:	$305,000
•
During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old and the value of the Benefit Protector changes. The death benefit equals:

MAV death benefit (contract value):	$250,000
plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
0.40 × ($250,000 – $105,000) =	+58,000
Total death benefit of:	$308,000
If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for “purchase payments not previously withdrawn” used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date of death.
NOTE: For special tax considerations associated with the Benefit Protector, see “Taxes.”

RiverSource Pinnacle Variable Annuity — Prospectus 43

Benefit Protector Plus Death Benefit Rider (Benefit Protector Plus)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges and Adjustments”). The Benefit Protector Plus provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.
If this rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector rider. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes – Qualified Annuities – Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any withdrawals including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.
The Benefit Protector Plus provides that if you or the annuitant die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:
•
the benefits payable under the Benefit Protector described above, plus
•
a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:
Rider Year	Percentage if you and the annuitant are under age 70 on the rider effective date	Percentage if you or the annuitant are age 70 or older on the rider effective date
One and Two	0%	0%
Three and Four	10%	3.75%
Five or more	20%	7.5%
Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:
•
the applicable death benefit (see “Benefits in Case of Death”) plus:

Rider Year	If you and the annuitant are under age 70 on the rider effective date, add…	If you or the annuitant are age 70 or older on the rider effective date, add…
One	Zero	Zero
Two	40% × earnings at death (see above)	15% × earnings at death
Three & Four	40% × (earnings at death + 25% of initial purchase payment*)	15% × (earnings at death + 25% of initial purchase payment*)
Five or more	40% × (earnings at death + 50% of initial purchase payment*)	15% × (earnings at death + 50% of initial purchase payment*)
*
Initial purchase payments are payments made within 60 days of rider issue not previously withdrawn.
Terminating the Benefit Protector Plus
•
You may terminate the rider within 30 days of the first rider anniversary.
•
You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•
The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.
Example of the Benefit Protector Plus
•
You purchase the contract with a payment of $100,000 and you and the annuitant are under age 70. You select the MAV death benefit.
•
During the first contract year the contract value grows to $105,000. The death benefit equals MAV death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
•
On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit equals:

MAV death benefit (contract value):	$110,000
plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
0.40 × ($110,000 – $100,000) =	+4,000

44 RiverSource Pinnacle Variable Annuity — Prospectus

Total death benefit of:	$114,000
•
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit (MAV):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($110,000 – $100,000) =	+4,000
plus 10% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.10 × $100,000 =	+10,000
Total death benefit of:	$124,000
•
During the third contract year the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit equals:

MAV death benefit (MAV adjusted for partial withdrawals):	$57,619
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($57,619 – $55,000) =	+1,048
plus 10% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.10 × $55,000 =	+5,500
Total death benefit of:	$64,167
•
On the third contract anniversary the contract value falls $40,000. The death benefit equals the death benefit paid during the third contract year. The reduction in contract value has no effect.
•
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:

MAV death benefit (contract value):	$200,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.20 × $55,000 =	+11,000
Total death benefit of:	$266,000
•
During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit equals:

MAV death benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.20 × $55,000 =	+11,000
Total death benefit of:	$316,000
•
During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit equals

MAV death benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
0.40 × ($250,000 – $105,000) =	+58,000
plus 20% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.20 × $55,000 =	+11,000
Total death benefit of:	$310,000

RiverSource Pinnacle Variable Annuity — Prospectus 45

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see “Benefits in Case of Death”).
NOTE: for special tax considerations associated with the Benefit Protector Plus, see “Taxes.”
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. Currently, we make annuity payments on a monthly, quarterly, semi-annually and annual basis. Assuming the initial payment is on the same date, more frequent payments will generally result in higher total payments over the year. As discussed below, certain annuity payout options have a “guaranteed period,” during which payments are guaranteed to continue. Longer guaranteed periods will generally result in lower monthly annuity payment amounts. With a shorter guaranteed period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
We do not deduct any withdrawal charges upon retirement but withdrawal charges may apply when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes – Nonqualified Annuities – Annuity payouts” and “Taxes – Qualified Annuities – Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•
the annuity payout plan you select;
•
the annuitant’s age and, in most cases, sex;
•
the annuity table in the contract; and
•
the amounts you allocated to the accounts at settlement.
In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract – Transfer Policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)
Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

46 RiverSource Pinnacle Variable Annuity — Prospectus

Annuity Payout Plans
We make available variable annuity payouts where payout amounts will vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the retirement date. Generally, you may select one of the Plans A through E below or another plan agreed to by us.
•
Plan A – Life annuity – no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•
Plan B – Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period in the event the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•
Plan C – Life annuity – installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•
Plan D – Joint and last survivor life annuity – no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
•
Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining payouts and pay it to you in a lump sum.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features will result in payouts ceasing.
The annuitant's age at the time annuity payments commence will affect the amount of each payment for annuity payment plans involving lifetime income. The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number. For annuity payment plans that do not involve lifetime income, the length of the guaranteed period will affect the amount of each payment. With a shorter guaranteed period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
Utilizing a liquidity feature to withdraw the underlying value of remaining payouts may result in the assessment of a withdrawal charge (See “Charges and Adjustments – Transaction Expenses – Withdrawal Charge”) or a 10% IRS penalty tax. (See “Taxes.”)
The annuitant's age at the time annuity payments commence will affect the amount of each payment for annuity payment plans involving lifetime income. The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•
in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or
•
over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

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If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant’s retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike withdrawals described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity – no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period – Annuity Payout Plans.”)
Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Withdrawals: Generally, if you withdraw all or part of your nonqualified annuity your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you have a valid U.S. address and payments are delivered inside the United States, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

48 RiverSource Pinnacle Variable Annuity — Prospectus

Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Federal and state tax withholding rules are subject to change. Annuity payouts and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death – If You Die Before the Retirement Date”).
Net Investment Income Tax: Certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (non-natural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until withdrawn or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
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because of your death or in the event of non-natural ownership, the death of annuitant;
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because you become disabled (as defined in the Code);
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if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
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if it is allocable to an investment before Aug. 14, 1982; or
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if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the

RiverSource Pinnacle Variable Annuity — Prospectus 49

appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or 3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Withdrawals: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such withdrawal to be directly rolled over to another eligible retirement plan such as an IRA.
Withdrawals from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions (“RMDs”) beginning at age 73. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

50 RiverSource Pinnacle Variable Annuity — Prospectus

Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to optional withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
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the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
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the payout is a RMD as defined under the Code;
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the payout is made on account of an eligible hardship; or
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the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•
because of your death;
•
because you become disabled (as defined in the Code);
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if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
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if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
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to pay certain medical or education expenses (IRAs only); or
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if the distribution is made from an inherited IRA or others as allowed by the IRS.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Under current IRS requirements you are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death – If you Die Before the Retirement Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new withdrawal charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RiverSource Pinnacle Variable Annuity — Prospectus 51

RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law.  The company may claim certain tax benefits associated with this investment income.  These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•
the reserve held in each subaccount for your contract; divided by
•
the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from policy owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
To the extent that voting rights created under applicable federal securities laws are revised or alter the voting rights described herein, we reserve the right to proceed in accordance with those laws and regulatory guidance.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
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laws or regulations change;
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the existing funds become unavailable; or
•
in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.
If any of these situations occur, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund), provided we obtain any required SEC and state insurance law approval. The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

52 RiverSource Pinnacle Variable Annuity — Prospectus

We may also:
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add new subaccounts;
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combine any two or more subaccounts;
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transfer assets to and from the subaccounts or the variable account; and
•
eliminate or close any subaccounts.
We will notify you of any substitution or change.
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
New contracts are not currently being offered.
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Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
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The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professionals sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments We May Make to Selling Firms
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We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00%  each time a purchase payment is made. We may also pay ongoing trail commissions of up to 0.75% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.
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We may pay selling firms an additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•
In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
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sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
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marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•
providing service to contract owners; and
•
funding other events sponsored by a selling firm that may encourage the selling firm’s investment professionals to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.
Sources of Payments to Selling Firms
When we pay the commissions and other compensation described above from our assets. Our assets may include:
•
revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see “Fee Table and Examples”);

RiverSource Pinnacle Variable Annuity — Prospectus 53

•
compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds – The Funds”);
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compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds – The Funds”); and
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revenues we receive from other contracts we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•
fees and expenses we collect from contract owners, including withdrawal charges; and
•
fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements made with selling firms can potentially:
•
give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
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cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•
cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Investment Professionals
•
The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.
•
To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including registered indexed linked annuity contracts) and life insurance policies.
We rely on the exemption from the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), provided by Rule 12h-7 under the 1934 Act. We are obligated to pay all amounts promised to you under the Contract, subject to our financial strength and claims paying ability.
Legal Proceedings
RiverSource Life is involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.
As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including Ameriprise Financial Services, LLC (“AFS”) and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial

54 RiverSource Pinnacle Variable Annuity — Prospectus

advisors and RiverSource Distributors Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.
These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the Company’s consolidated financial condition, results of operations or liquidity.

RiverSource Pinnacle Variable Annuity — Prospectus 55

Financial Statements
The financial statements for the RiverSource Variable Annuity Account, as well as the consolidated financial statements of RiverSource Life, are in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by calling us at 1-800-862-7919, or can be found online at www.ameriprise.com/variableannuities.

56 RiverSource Pinnacle Variable Annuity — Prospectus

Appendix A: Investment Options Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) Columbia Management Investment Advisers, LLC	0.88%	14.43%	4.92%	9.28%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 3) Columbia Management Investment Advisers, LLC	0.80%	25.89%	8.28%	13.92%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3) Columbia Management Investment Advisers, LLC	0.86%[1]	15.28%	6.12%	8.75%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 3) Columbia Management Investment Advisers, LLC	0.49%[1]	4.84%	3.53%	2.16%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 3) Columbia Management Investment Advisers, LLC	0.77%[1]	6.95%	2.29%	3.64%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 3) Columbia Management Investment Advisers, LLC	0.65%	1.85%	(3.60%)	0.08%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 3) Columbia Management Investment Advisers, LLC	0.98%[1]	13.81%	3.08%	9.33%

RiverSource Pinnacle Variable Annuity — Prospectus 57

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio Service Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.52%	15.83%	10.74%	9.51%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio Service Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.59%	22.09%	13.26%	11.28%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio Service Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.66%	30.27%	18.81%	16.51%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.67%	17.35%	11.23%	9.10%
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.94%	11.27%	5.75%	5.83%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.90%[1]	11.71%	8.36%	8.17%

58 RiverSource Pinnacle Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Franklin Advisers, Inc.	1.08%[1]	11.04%	9.75%	9.32%
Non-diversified fund that seeks capital growth.	Invesco V.I. American Franchise Fund, Series I Shares Invesco Advisers, Inc.	0.85%	34.89%	15.84%	14.16%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund, Series I Shares Invesco Advisers, Inc.	0.80%	25.60%	12.35%	9.42%
Seeks capital appreciation.	MFS® Investors Trust Series - Initial Class Massachusetts Financial Services Company	0.74%[1]	19.52%	11.39%	11.09%
Seeks capital appreciation.	MFS® New Discovery Series - Initial Class Massachusetts Financial Services Company	0.87%[1]	6.72%	4.96%	9.19%
Seeks total return.	MFS® Total Return Series - Initial Class Massachusetts Financial Services Company	0.61%[1]	7.75%	6.16%	6.46%
Seeks total return.	MFS® Utilities Series - Initial Class Massachusetts Financial Services Company	0.79%[1]	11.66%	5.88%	6.29%
Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam VT Income Fund - Class IB Shares Franklin Advisers, Inc. investment advisor. Sub-advisers- Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited	0.85%	2.32%	(1.41%)	1.03%
Seeks capital appreciation.	Putnam VT International Equity Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Sub-advisers- Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.08%	2.97%	4.88%	4.73%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor; Sub-advisers- Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.80%	19.14%	12.45%	10.88%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Sub-advisers- Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.88%	23.02%	13.72%	13.50%

RiverSource Pinnacle Variable Annuity — Prospectus 59

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Foreign VIP Fund - Class 2 Templeton Investment Counsel, LLC	1.06%[1]	(1.00%)	2.60%	2.38%
1
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
The following is a list of investment options that earn fixed interest for a specified term currently available under the contract. We may change the features of the fixed interest options listed below and terminate existing options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in certain fixed investment options. See “The ‘Nonunitized’ Separate Account and the Guarantee Period Accounts (GPAs)” and “The One-Year Fixed Account” in the prospectus for more information about the fixed interest investment options.
Note: A positive or negative MVA is assessed if any portion of a GPA is withdrawn or transferred more than thirty days before the end of its guarantee period. This may result in a significant reduction in your contract value. See “Charges and Adjustments – Adjustments –Market Value Adjustments” in the prospectus for more information about the MVA.
Name	Term	Minimum Guaranteed Interest Rate
2 Year Guarantee Period Account	2 Years	3.00%
3 Year Guarantee Period Account	3 Years	3.00%
4 Year Guarantee Period Account	4 Years	3.00%
5 Year Guarantee Period Account	5 Years	3.00%
6 Year Guarantee Period Account	6 Years	3.00%
7 Year Guarantee Period Account	7 Years	3.00%
8 Year Guarantee Period Account	8 Years	3.00%
9 Year Guarantee Period Account	9 Years	3.00%
10 Year Guarantee Period Account	10 Years	3.00%

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we will not apply a contract adjustment.

Name	Term	Contract Issue Year	Minimum Guaranteed Interest Rate
One-Year Fixed Account	1 Year	All	3.00%
Tiered DCA Fixed Account	6 Months	All	3.00%
Tiered DCA Fixed Account	1 Year	All	3.00%

60 RiverSource Pinnacle Variable Annuity — Prospectus

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The Statement of Additional Information (SAI) includes additional information about the Contract. The SAI, dated the same date as this prospectus, is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy of the SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
PRO9045_12_D02_(09/25)
Reports and other information about RiverSource Variable Annuity Account and RiverSource Life Insurance Company are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000044127; C000267010
© 2008-2024 RiverSource Life Insurance Company. All rights reserved.

Prospectus
September 22, 2025
RiverSource®
Galaxy Premier Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
829 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-333-3437 (Service Center) RiverSource Variable Annuity Account
This prospectus contains information that you should know before investing in the RiverSource Galaxy Premier Variable Annuity (Contract), an individual flexible premium deferred combination fixed/variable annuity issued by RiverSource Life Insurance Company (“RVS Life”, “we”, “us” and “our”). All material terms and conditions of the contracts, including material state variations and distribution channels, are described in this prospectus.
The Contract allows you to invest your money in (i) available subaccounts investing in shares of underlying funds, each of which has a particular investment objective, investment strategies, fees and expenses; or (ii) the one-year fixed account, tiered dollar cost averaging ("Tiered DCA") fixed account, and guarantee period accounts (“GPAs”), each of which earn fixed interest at rates that we adjust periodically and declare when you make an allocation to that account. Additional information regarding each investment option is provided in Appendix A – Investment Options Available Under the Contract.
The Contract is a complex investment and involves risks, including loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in withdrawal charges, taxes, and tax penalties. If you remove money from the GPAs prior to 30 days before the end of the guarantee period, we will apply a market value adjustment (“MVA”), which may be positive or negative. You could lose up to 100% of the amount withdrawn as a result of a negative MVA. Withdrawals from the contract could also reduce the amount of certain optional benefits by more than the dollar amount of the withdrawal, and such reductions could be significant.
An investment in the Contract is subject to the risks related to RVS Life. Any obligations under the Contract are subject to our financial strength and claims-paying ability.
The contracts are no longer available for new purchases. This contract is no longer being sold and this prospectus is designed for current contract owners. In addition to the possible state variations, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing.
Additional information about certain investment products, including variable annuities and market value adjusted annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource Galaxy Premier Variable Annuity — Prospectus 1

2 RiverSource Galaxy Premier Variable Annuity — Prospectus

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.
Beneficiary: The person you designate to receive benefits in case of the owner’s or annuitant’s death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract before we deduct any applicable charges.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.
One-year fixed account: Part of our general account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a non-natural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a non-natural person or a revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•
Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•
Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•
SIMPLE IRAs under Section 408(p) of the Code
•
Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

RiverSource Galaxy Premier Variable Annuity — Prospectus 3

•
Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.
All other contracts are considered nonqualified annuities.
Retirement date: The date when annuity payouts are scheduled to begin.
Rider effective date: The date a rider becomes effective as stated in the rider.
Separate Account: An insulated segregated account, the assets of which are invested solely in an underlying Fund. We call this the Variable Account.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Subaccount: A division of the Variable Account, each of which invests in one Fund.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable Account: Refers to the RiverSource Variable Annuity Account, a Separate Account established to hold contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.
Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

4 RiverSource Galaxy Premier Variable Annuity — Prospectus

Overview of the Contract
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments.
We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations.
The contract offers various optional features and benefits that may help you achieve financial goals.
It may be appropriate for you if you have a long-term investment horizon and your financial goals are consistent with the terms and conditions of the contract.
It is not intended for investors whose liquidity needs require frequent withdrawals in excess of free amount. If you plan to manage your investment in the contract by frequent or short-term trading, the contract is not suitable for you.
Phases of the Contract:
The contracts have two phases: the Accumulation Phase and the Income Phase.
Accumulation Phase. During the Accumulation Phase, you make purchase payments by investing in: available Subaccounts, each of which has a particular investment objective, investment strategies, fees and expenses; the one-year fixed account, tiered dollar cost averaging ("Tiered DCA") fixed account, and GPAs which earn interest at rates that we adjust periodically and declare when you make an allocation to that account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. The GPAs have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to them. A positive or negative MVA is assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than thirty days before the end of its guarantee period. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract.
A list of Investment Options and additional information regarding each Investment option available under the contract is provided in Appendix A – Investment Options Available Under the Contract.
The amount of money you accumulate under your contract depends (in part) on the performance of the Subaccounts you choose or the rates you earn on allocations to the one-year fixed account, tiered dollar cost averaging ("Tiered DCA") fixed account, and GPAs. A positive or negative MVA is assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA. The following transactions, which we refer to as “early withdrawals,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) withdrawals (including full and partial withdrawals, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. An MVA may increase the death benefit but will not decrease it. You may transfer money between investment options during the Accumulation Phase, subject to certain restrictions. Your contract value impacts the value of your contract’s benefits during the Accumulation Phase, including any optional benefits, as well as the amount available for withdrawal, annuitization and death benefits.
Income Phase. The Income Phase begins when you (or your beneficiary) choose to annuitize the contract. You can apply your contract value(less any applicable premium tax and/or other charges) to an annuity payout plan that begins on the retirement date or any other date you elect. You may choose from a variety of plans that can help meet your retirement or other income needs. We can make payouts on a fixed or variable basis, or both. You cannot take withdrawals of contract value or withdraw the contract during the Income Phase.
All optional death benefits terminate after the retirement start date.
Contract features:
•
Death Benefits. If you die during the Accumulation Phase, we will pay to your beneficiary or beneficiaries an amount based on the death benefit selected. You may have elected one of the optional death benefits under the contract for an additional fee. Death benefits must be elected at the time that the contract is purchased. Each optional death benefit is designed to provide a greater amount payable upon death. After the death benefit is paid, the contract will terminate.
•
Withdrawals. You may withdraw all or part of your contract value at any time during the Accumulation Phase. If you request a full withdrawal, the contract will terminate. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including an IRS penalty that may apply if you withdraw prior to reaching age 59½) and may have other tax consequences. Early withdrawals of contract value invested in a GPA are subject to an MVA and could result in a significant negative contract adjustment. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.

RiverSource Galaxy Premier Variable Annuity — Prospectus 5

•
Tax Treatment. You can transfer money between Subaccounts, the one-year fixed account and GPAs without tax implications, and earnings (if any) on your investments are generally tax-deferred. Generally, earnings are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving an annuity payment, or upon payment of the death benefit.
Additional Services:
•
Dollar Cost Averaging Programs. Automated Dollar Cost Averaging allows you, at no additional cost, to transfer a set amount monthly between Subaccounts or from the one-year fixed account to one or more eligible Subaccounts. Tiered Dollar Cost Averaging (Tiered DCA), only available for new purchase payments of at least $1,000, allows you to allocate a new purchase payment to one of two Tiered DCA accounts, depending on your net contract value. See “Tiered Dollar-Cost Averaging (Tiered DCA) program” for more details.
•
Asset Rebalancing. Allows you, at no additional cost, to automatically rebalance the Subaccount portion of your contract value on a periodic basis.
•
Automated Partial Withdrawals. An optional service allowing you to set up automated partial withdrawals from the GPAs, one-year fixed account, tiered dollar cost averaging ("Tiered DCA") fixed account, or the Subaccounts.
•
Electronic Delivery. You may register for the electronic delivery of your current prospectus and other documents related to your contract.

6 RiverSource Galaxy Premier Variable Annuity — Prospectus

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money during the first 7 years from date of each purchase payment, you may be assessed a withdrawal charge of up to 8% of the purchase payment withdrawn.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative MVA, taxes, or tax penalties.
A positive or negative MVA is assessed if any portion of a GPA is withdrawn or transferred more than 30 days before the end of its guarantee period.
You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA.
For example, if you allocate $100,000 to a GPA with a 3-year guarantee period and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes, and tax penalties.
The following transactions when applied to a GPA, which we refer to as
"early withdrawals," are subject to an MVA when they occur more than
30 days prior to the end of the guarantee period, unless an exception applies: (i) withdrawals (including full and partial withdrawals, systematic withdrawals, and required minimum distributions), (ii) transfers, and
(iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease
it.
Fee Table and Examples Charges and Adjustments – Transaction Expenses – Withdrawal Charge Charges and Adjustments – Adjustments – Market Value Adjustments
Are There Transaction Charges?	No. Other than withdrawal charges and negative MVAs, we do not assess any transaction charges.

RiverSource Galaxy Premier Variable Annuity — Prospectus 7

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Statutory Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by death benefit option and size of contract value)	1.17%	1.27%
	Fund options (funds fees and expenses)(2)	0.38%	1.41%
	Optional benefits available for an additional charge(3)	0.25%	0.40%
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee,Variable Account Administrative Charge, and Contract
Administrative Charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges and negative MVAs that substantially increase costs.

	Lowest Annual Cost: $1,397	Highest Annual Cost: $2,615
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No additional purchase payments,
transfers or withdrawals
•No sales charge

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

	RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.			Principal Risks of Investing in the Contract

8 RiverSource Galaxy Premier Variable Annuity — Prospectus

	RISKS	Location in Statutory Prospectus
Is this a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract has withdrawal charges that may apply for the first seven years after each purchase payment. The withdrawal charges may reduce the value of your Contract if you withdraw money during withdrawal charge period. Withdrawals may also reduce or terminate contract guarantees.
•Withdrawals may also be subject to taxes and tax penalties.
•Withdrawals from a GPA prior to 30 days before the end of the guarantee period may also result in a negative MVA. During the 30-day period ending on the last day of the guarantee period, you may choose to start a new guarantee period of the same length, transfer the contract value from the current GPA to any of the investment options available under the Contract, apply the contract value to an annuity payout plan, or withdraw the value from the current GPA(all subject to applicable withdrawal, transfer, and annuitization provisions). If we do not receive any instructions by the end of the guarantee period, we will automatically transfer the contract value from the current GPA into the shortest GPA term available.
•The benefits of tax deferral, long-term income, and optional living benefit guarantees mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract Charges and Adjustments – Transaction Expenses – Withdrawal Charge Charges and Adjustments – Adjustments – Market Value Adjustments
What Are the Risks Associated with the Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option, including the one-year fixed account and the
Guarantee Period Accounts (GPAs) investment options has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract The Variable Account and the Funds The “Nonunitized” Separate Account and the Guarantee Period Accounts (GPAs) The One-Year Fixed Account
What Are the Risk Related to Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under the one-year fixed account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
Principal Risks of Investing in the Contract The General Account

RiverSource Galaxy Premier Variable Annuity — Prospectus 9

	RESTRICTIONS	Location in Statutory Prospectus
Are There Restrictions on the Investment Options?
Yes.
•Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the retirement date and once per contract year after the retirement date.
•Certain transfers out of the GPAs will be subject to an MVA.
•GPAs and the one-year fixed account are subject to certain
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments
Are There Any Restrictions on Contract Benefits?
Yes. Withdrawals will proportionally reduce certain guaranteed benefits, which means your benefit could be reduced by more than the dollar amount of your withdrawals, an such reductions could be significant.
Buying Your Contract – Purchase Payments
TAXES
What Are the Contract’s Tax Implications?
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers
Should I Exchange My Contract?
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

10 RiverSource Galaxy Premier Variable Annuity — Prospectus

Fee Table and Examples
The following tables describe the fees, expenses and adjustments that you will pay when buying, owning and making a withdrawal from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you paid at the time that you bought the Contract and will pay when you make a withdrawal from the Contract. State premium taxes also may be deducted.

Transaction Expenses

Withdrawal Charges
Withdrawal charges (as a percentage of purchase payments surrendered)
Maximum	8%

Years from purchase payment receipt	Withdrawal charge percentage
1	8%
2	8
3	7
4	6
5	5
6	4
7	2
Thereafter	0
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of contract value is removed from an investment option before expiration of a specified period.

Adjustments

MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA)(1)	100%
(1)
The following transactions when applied to a GPA, which we refer to as "early withdrawals," are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) withdrawals (including full and partial withdrawals, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including funds fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge	$30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.)
Base Contract Expenses
(as a percentage of average daily contract value in the variable account)
The death benefit you select determines the fees you pay.
	Variable account administrative charge	Mortality and expense risk fee	Total annual variable account expenses
Return of Purchase Payment (ROP) death benefit	0.15%	1.00	1.15%
Maximum Anniversary Value (MAV) death benefit	0.15	1.10	1.25
Optional Benefit Expenses
Optional Death Benefits
Benefit Protector Death Benefit Rider (Benefit Protector) fee	Maximum/Current:	0.25%(1)
(As a percentage of the contract value charged annually on the contract anniversary.)

RiverSource Galaxy Premier Variable Annuity — Prospectus 11

Benefit Protector Plus Death Benefit Rider (Benefit Protector Plus) fee	Maximum/Current:	0.40%(1)
(As a percentage of the contract value charged annually on the contract anniversary.)
(1)
This fee applies only if you elect this optional feature.
The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of investment options available under the contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses(1)

Minimum and maximum annual operating expenses for the funds
(Including management, distribution (12b-1) and/or service fees and other expenses)(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.38	1.41
(1)
Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Examples
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Fund expenses.
The examples assume all contract value is allocated to the subaccounts. The examples do not reflect the MVA that only applies to GPAs. Your costs could differ from those shown below if you Invest in the GPAs or fixed account investment options.
These examples assume that you invest $100,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual Contract Expenses reflecting the maximum charges, Annual Fund Expenses and optional benefits available. The “Minimum” example further assumes the least expensive combination of Annual Contract Expenses reflecting the current charges, Annual Fund Expenses and that no optional benefits are selected. Although your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses. These examples assume that you select the MAV Death Benefit and the optional Benefit Protector Plus. Although your actual costs may be lower, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$10,512	$15,331	$20,259	$34,152	$3,136	$9,583	$16,274	$34,122
Minimum Expenses.  These examples assume that you select the ROP Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
If you withdraw your contract at the end of the applicable time period:				If you do not withdraw your contract or if you select an annuity payout plan at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,070	$10,894	$12,428	$18,370	$1,568	$4,868	$8,398	$18,340
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

12 RiverSource Galaxy Premier Variable Annuity — Prospectus

Principal Risks of Investing in the Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and the option to purchase a living benefit mean that this contract is more beneficial to investors with a long-term investment horizon.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant withdrawal charge, depending on the option you select. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A positive or negative MVA is assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of your investment in a GPA as a result of a negative MVA. A withdrawal may reduce the value of your standard and optional benefits. A total withdrawal (surrender) will result in the termination of your contract.
Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
GPA Risk. Each GPA pays an interest rate declared by us when you make an allocation to that account and is fixed for the guarantee period you choose. We will periodically change the declared interest rate for future allocations to these accounts at our discretion based, in part, on various factors including, but not limited to, the interest rate environment returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s revenues and expenses.
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or withdrawals from the GPA prior to 30 days before the end of the guarantee period. At all other times, and unless an exception applies, we will apply a MVA if you withdraw or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. The MVA may be negative, positive or result in no change depending on how the guaranteed interest rate on your GPA compares to the new interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. You bear the risk of loss of principal due to a negative MVA. Partial withdrawals will reduce certain death benefits proportionally based on the percentage of contract value that is withdrawn and if you request a partial withdrawal from the GPAs that will give you the net amount you requested after we apply any applicable MVA and withdrawal charge, a negative MVA will increase the impact of the partial withdrawal on the value of the death benefit.
Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk. Certain optional benefits limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit or restrict purchase payments in certain contract years or based on age, and in conjunction with certain optional death benefit riders with advance notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
Contract Changes Risk. We reserve the right to make certain changes in the future, subject to applicable law. We reserve the right to (i) limit transfers to the regular one-year Fixed Account or (ii) change the percentage allowed to be transferred from the regular one-year Fixed Account. During the annuity payout period, we reserve the right to limit the

RiverSource Galaxy Premier Variable Annuity — Prospectus 13

number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. For certain optional living benefits, we also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including your information we hold; and
•
denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.

14 RiverSource Galaxy Premier Variable Annuity — Prospectus

The Variable Account and the Funds
Variable Account. The variable account was established under Indiana law on July 15, 1987. The variable account, consisting of Subaccounts, is registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. Income, gains, and losses credited to or charged against the variable account reflect the variable account’s own investment experience and not the investment experience of RiverSource Life’s other assets. The variable account’s assets are held separately from RiverSource Life’s assets and are not chargeable with liabilities incurred in any other business of RiverSource Life.  RiverSource Life is obligated to pay all amounts promised to contract owners under the contracts. The variable account includes other Subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the Subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contract currently offers subaccounts investing in shares of the Funds. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested. Information regarding each Fund, including (i) its name, (ii) its investment objective, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance may be found in the Appendix A to this prospectus.
Please read the Funds’ prospectuses carefully for facts you should know before investing. These prospectuses containing more detailed information about the Funds are available by contacting us at 70100 Ameriprise Financial Center, Minneapolis, MN 55474, telephone: 1-800-862-7919, website: Ameriprise.com/variableannuities.
•
Investment objectives: The investment managers and advisers cannot guarantee that the Funds will meet their investment objectives.
•
Fund name and management: An underlying Fund in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•
Eligible purchasers: All Funds are available to serve as the underlying investment options for variable annuities and variable life insurance policies. The Funds are not available to the public (see “Fund Name and Management” above). Some Funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available Funds simultaneously. Although we and the Funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each Fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate Fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate Funds. Please refer to the Funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each Fund intends to comply with the diversification requirements under Section 817(h) of the Code.
Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include

RiverSource Galaxy Premier Variable Annuity — Prospectus 15

periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•
Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation of a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•
Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•
Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the funds. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the funds. These fees are deducted from the assets of the funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue.

16 RiverSource Galaxy Premier Variable Annuity — Prospectus

Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including, but not limited to expense payments and non-cash compensation, for various purposes:
•
Compensating, training and educating investment professionals who sell the contracts.
•
Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.
•
Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and investment professionals.
•
Providing sub-transfer agency and shareholder servicing to contract owners.
•
Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•
Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•
Furnishing personal services to contract owners, including education of contract owners regarding the funds, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•
Subaccounting services, transaction processing, recordkeeping and administration.
•
Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•
Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•
Compensation paid out of 12b-1 fees that are deducted from fund assets.
•
Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•
Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•
Compensation paid out of 12b-1 fees that are deducted from fund assets.
The “Nonunitized” Separate Account and the Guarantee Period Accounts (GPAs)
The “Nonunitized” separate account: We hold amounts You allocate to the GPAs in a “nonunitized” separate account, which is maintained by Us and segregated from Our general assets and the Variable Account. This separate account provides an additional measure of assurance that We will make full payment of amounts due under the GPAs. Unlike the Variable Account (i.e., a unitized separate account), which has subaccounts and accumulation units, We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to Your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. See “The General Account” for more information.
The GPAs: The contract currently offers GPAs that earn fixed interest during guarantee periods. The available guarantee periods may vary by state. The GPAs may not be available for contracts in some states.
You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000.
These accounts are not offered after annuity payouts begin.
Each GPA pays an interest rate that is declared at the time of your allocation to that account. Interest is credited daily. That interest rate is fixed for the guarantee period that you chose. We may periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on any Contract Value already allocated to a GPA. The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. These rates generally will be based on factors including, but not limited to, the interest rate environment,

RiverSource Galaxy Premier Variable Annuity — Prospectus 17

returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s revenues and expenses. Contact our Service Center at the number listed on the cover page of this prospectus for current interest rates.
A positive or negative MVA is assessed if any portion of a GPA is withdrawn or transferred more than thirty days before the end of its guarantee period. You could lose up to 100% of the amount withdrawn from a GPA as a result of a negative MVA. The following transactions, which we refer to as “early withdrawals,” are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) withdrawals (including full and partial withdrawals, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. An MVA may increase the death benefit but will not decrease it. We will not apply an MVA to Contract Value you transfer or withdraw out of the GPAs during the 30-day period ending on the last day of the guarantee period. For more information about the MVA, see “Charges and Adjustments – Adjustments – Market Value Adjustments.”
During the 30 day window, which precedes the end of your GPA investment’s guarantee period, you may elect one of the following options: (i) reinvest the Contract Value in a new GPA with the same guarantee period; (ii) transfer the Contract Value to a GPA with a different guarantee period; (iii) transfer the Contract Value to any of the subaccounts or the one-year fixed account, or withdraw the Contract Value (subject to applicable withdrawal and transfer provisions). We will send you a letter prior to the end of your guarantee period that lists the available GPAs or you can contact our Service Center at the number listed on the cover page of this prospectus for the GPAs currently available to you. If we do not receive any instructions by the end of your guarantee period, we will automatically transfer the Contract Value into the shortest GPA term offered in your state.

18 RiverSource Galaxy Premier Variable Annuity — Prospectus

The General Account
The general account includes all assets owned by RiverSource Life, other than those in the Variable Account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any optional benefits offered under the contract. These guarantees are subject to the claims-paying ability and financial strength of RiverSource Life. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The One-Year Fixed Account
You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. The guaranteed minimum interest rate offered will never be less than the fixed account minimum interest rate required under state law. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings.
There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see “Making the Most of Your Contract – Transfer Policies”).
Because of exemptive and exclusionary provisions, we have not registered interests in the one-year fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the one-year fixed account nor any interests in the one-year fixed account are subject to the provisions of these Acts.
The one-year fixed account has not been registered with the SEC. Disclosures regarding the one-year fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Buying Your Contract
New contracts as described in this prospectus are not currently being offered. Information about applying for the contract and issuing the contract is provided for informational purposes only.
We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified annuity or a nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)
When you applied, you selected (if available in your state):
•
the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);
•
how you wanted to make purchase payments;
•
the date you wanted to start receiving annuity payouts (the retirement date);
•
a death benefit option(2);
•
the optional Benefit Protector Death Benefit Rider(3);
•
the optional Benefit Protector Plus Death Benefit Rider(3); and

RiverSource Galaxy Premier Variable Annuity — Prospectus 19

•
a beneficiary.
(1)
Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in some states.
(2)
The MAV death benefit is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue the ROP death benefit will apply.
(3)
Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.
The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.
We applied your purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.
In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Contract Exchanges
You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Generally, you can exchange one annuity for another or for a qualified long-term care insurance policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on the new contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into the new contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for the new contract or buy the new contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
The Retirement Date
Annuity payouts begin on the retirement date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we processed your application, we established the retirement date to be the maximum age then in effect (or contract anniversary if applicable). Unless otherwise elected by you, all retirement dates are now automatically set to the maximum age of 95 now in effect. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.
The retirement date must be:
•
no earlier than the 30th day after the contract’s effective date; and no later than
•
the annuitant’s 95th birthday or the tenth contract anniversary, if later,
•
or such other date as agreed to by us but not later than the owner’s 105th birthday.
Six months prior to your retirement start date, we will contact you with your options including the option to postpone your retirement start date to a future date. You can choose to delay the retirement start date of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.

20 RiverSource Galaxy Premier Variable Annuity — Prospectus

If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the retirement start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your retirement start date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.
Minimum purchase payments
$50 for SIPs
$100 for all other payments
Maximum total allowable purchase payments*
$1,000,000 for issue ages up to 85
$100,000 for issue ages 86 to 90
*
These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan’s or the Code’s limits on annual contributions also apply.
How to Make Purchase Payments

1 Electronically and By SIP
Contact your investment professional to move money electronically or to complete the necessary SIP paperwork.

2 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Limitations on Use of Contract
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

RiverSource Galaxy Premier Variable Annuity — Prospectus 21

Charges and Adjustments
Transaction Expenses
Withdrawal Charge
If you withdraw all or part of your contract value, we may deduct a withdrawal charge from the contract value that is withdrawn, if all or part of the withdrawal amount is from any purchase payment we received less than seven years before the date of withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable guarantee period will be subject to an MVA. (See “Charges and Adjustments – Adjustments – Market Value Adjustments.”) The withdrawal charge helps Us cover sales and distribution expenses.
Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.
You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount (“TFA”). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:
(a)
is 10% of your prior anniversary’s contract value; and
(b)
is current contract earnings.
NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, or the one-year fixed account or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary’s contract value during the first contract year.
For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:
1.
First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary’s contract value. We do not assess a withdrawal charge on this amount.
2.
Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.
3.
Next, we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.
4.
Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a “first-in, first-out” (FIFO) basis. We do assess a withdrawal charge on these payments.
NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:
PPW = XSF +	(ACV – XSF)	×	(PPNPW – XSF)
(CV – TFA)
If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.
We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.
The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.
Years from purchase payment receipt	Withdrawal charge percentage
1	8%
2	8
3	7

22 RiverSource Galaxy Premier Variable Annuity — Prospectus

Years from purchase payment receipt	Withdrawal charge percentage
4	6
5	5
6	4
7	2
Thereafter	0
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:
For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.
The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.
Withdrawal charge calculation example
•
We receive these payments:
–
$10,000 initial;
–
$8,000 on the sixth contract anniversary;
–
$6,000 on the eighth contract anniversary; and
•
The owner withdraws the contract for its total withdrawal value of $38,101 during the eleventh contract year and does not make any other withdrawals during that contract year; and
•
The prior anniversary contract value is $38,488.

Withdrawal charge	Explanation
0	$3,848.80 is 10% of the prior anniversary’s contract value withdrawn without withdrawal charge; and
0	$10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
0	$10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
400	$8,000 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
420	$6,000 purchase payment is in its third year from receipt, withdrawn with a 7% withdrawal charge.
$820
Waiver of withdrawal charges
We do not assess a withdrawal charge for:
•
withdrawals of any contract earnings;
•
withdrawals of amounts totaling up to 10% of your prior contract anniversary’s contract value to the extent they exceed contract earnings;
•
required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;
•
contracts settled using an annuity payout plan;
•
death benefits;
•
withdrawals you make under your contract’s “Waiver of Withdrawal Charges” provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days; and
•
to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician’s statement. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

RiverSource Galaxy Premier Variable Annuity — Prospectus 23

Liquidation charge under Annuity Payout Plan E – Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to withdraw those payments. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The liquidation charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate.
Fixed Payouts: Withdrawal charge for Fixed Annuity Payout Plan E – Payouts for a specified period: If you are receiving annuity payments under this annuity payout plan, you can choose to take a withdrawal and a withdrawal charge may apply.
A withdrawal charge will be assessed against the present value of any remaining guaranteed payouts withdrawn. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you have withdrawn, the present value determined will be multiplied by the withdrawal charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Withdrawal charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit withdrawals in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any withdrawal charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following withdrawal will be reduced to zero.
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.
Annual Contract Expenses
Base Contract Expenses
Base Contract Expenses consist of the contract administrative charge and mortality and expense risk fee.
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.
If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.
Variable Account Administrative Charge
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

24 RiverSource Galaxy Premier Variable Annuity — Prospectus

Mortality and Expense Risk Fee
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select the ROP death benefit, the mortality and expense risk fee is 1.00%. If you select the MAV death benefit, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the one-year fixed account.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•
first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•
then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.
Adjustments
Market Value Adjustments
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or withdrawals from the GPAs prior to 30 days before the end of the guarantee period. At all other times, and unless one of the exceptions described below applies, we will apply an MVA if you make certain transactions while you have contract value invested in a GPA. The following transactions when applied to a GPA, which we refer to as "early withdrawals," are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) withdrawals (including full and partial withdrawals, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
No MVA will apply to:
•
amounts withdrawn under contract provisions that waive withdrawal charges for Hospital or Nursing Home Confinement and Terminal Illness Diagnosis;
•
automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep Strategy. In some states, the MVA is limited; and
•
amounts deducted for fees and charges.
The application of an MVA may result in either a gain or loss. You could lose up to 100% of the amount withdrawn as a result of a negative MVA. Under certain death benefits, the value of the death benefit is reduced proportionally when you take a partial withdrawal based on the percentage of contract value that is withdrawn. If you request a partial withdrawal from the GPAs that will give you the net amount you requested after we apply any applicable MVA and withdrawal charge, the MVA could increase or decrease the percentage of contract value that is withdrawn. In these circumstances, a negative MVA would increase the impact of a partial withdrawal on the value of the death benefit.
When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The MVA is sensitive to changes in current interest rates. The MVA, which can be zero, positive or negative, reflects the relationship between the guaranteed interest rate that applies to the GPA from which you are taking an early withdrawal and the interest rate we are then currently crediting on new GPAs that mature at the same time. The magnitude of any applicable MVA will depend on the difference in these current guaranteed interest rates at the time of the early withdrawal corresponding to the time remaining in your guarantee period and your guaranteed interest rate. If interest rates have increased, the MVA

RiverSource Galaxy Premier Variable Annuity — Prospectus 25

will generally be negative and the early withdrawal amount will be less; if interest rates have decreased, the MVA will generally be positive and the early withdrawal amount will be increased. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive

The precise MVA formula we apply is as follows:
Early withdrawal amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or withdrawn.
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
Withdrawal charges and other charges applicable to your contract and optional benefit riders you have elected may also apply to an early withdrawal. As noted above, we do not apply MVAs to the amounts we deduct for fees and charges, including withdrawal charges. We will deduct any applicable withdrawal charge from your early withdrawal after applying the MVA. Please note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.
Contact our Service Center at the number listed on the cover page of this prospectus for a quote of the impact an early withdrawal would have on your contract value. Values fluctuate daily and the actual MVA applied at the time an early withdrawal is processed may be more or less than the values quoted at the time of your call. Additional information about MVAs, including MVA examples, is located in the Statement of Additional Information (“SAI”).
The MVA is intended to protect us from losses on the investments we hold to support our guaranteed interest rates when we must pay out amounts that are removed from the GPAs early.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.
Optional Death Benefit Charges
Benefit Protector Death Benefit Rider Fee
We deduct a charge for the optional feature only if you select it. The current annual fee is 0.25% of your contract value on each contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

26 RiverSource Galaxy Premier Variable Annuity — Prospectus

Benefit Protector Plus Death Benefit Rider Fee
We charge a fee for the optional feature only if you select it. The current annual fee is 0.40% of your contract value on each contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.
Valuing Your Investment
We value your accounts as follows:
GPAs and One-Year Fixed Account
We value the amounts you allocate to the GPAs and the one-year fixed account directly in dollars. The value of the GPAs and the one-year fixed account equals:
•
the sum of your purchase payments and transfer amounts allocated to the GPAs and the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs to the one-year fixed account);
•
plus interest credited;
•
minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;
•
minus any prorated portion of the contract administrative charge; and
•
minus the prorated portion of the fee for any of the following optional benefits you have selected:
–
Benefit Protector rider
–
Benefit Protector Plus rider
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.
Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•
adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•
dividing that sum by the previous adjusted net asset value per share; and
•
subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•
additional purchase payments you allocate to the subaccounts;

RiverSource Galaxy Premier Variable Annuity — Prospectus 27

•
transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•
partial withdrawals;
•
withdrawal charges;
and the deduction of a prorated portion of:
•
the contract administrative charge; and
•
the fee for any of the following optional benefits you have selected:
–
Benefit Protector rider; and/or
–
Benefit Protector Plus rider.
Accumulation unit values will fluctuate due to:
•
changes in fund net asset value;
•
fund dividends distributed to the subaccounts;
•
fund capital gains or losses;
•
fund operating expenses; and
•
mortality and expense risk fee and the variable account administrative charge.
Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		Jun	100	18	5.56
		Jul	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

28 RiverSource Galaxy Premier Variable Annuity — Prospectus

Tiered Dollar-Cost Averaging (Tiered DCA) Program
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:
If your net contract value(1) is…	we allocate your new purchase payment to:
$10,000–$49,999	Tier 1 DCA account
$50,000 or more	Tier 2 DCA account(2)
(1)
“Net contract value” equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2)
You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account. You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccount you select over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.
We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We will change the interest rate on each Tiered DCA account from time to time at our discretion. From time to time, we may credit interest to the Tiered DCA account at promotional rates that are higher than those we credit to the one-year fixed account. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.
We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.
If you make additional purchase payments while a Tiered DCA account term is in progress, the amounts you allocate to an existing Tiered DCA account will be transferred out of the Tiered DCA account over the reminder of the term. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.
You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.
You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.
We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.
The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

RiverSource Galaxy Premier Variable Annuity — Prospectus 29

Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.
Transferring Among Accounts
You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.
We may suspend or modify transfer privileges at any time.
For information on transfers after annuity payouts begin, see “Transfer Policies” below.
Transfer Policies
•
Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.
•
It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.
•
You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value unless an exception applies (see “Charges and Adjustments – Adjustments – Market Value Adjustments”).
•
If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

30 RiverSource Galaxy Premier Variable Annuity — Prospectus

•
Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.
•
Once annuity payouts begin, you may not make any transfers to the GPAs.
*
Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•
diluting the value of an investment in an underlying fund in which a subaccount invests;
•
increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,
•
preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90-day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•
requiring transfer requests to be submitted only by first-class U.S. mail;
•
not accepting hand-delivered transfer requests or requests made by overnight mail;
•
not accepting telephone or electronic transfer requests;
•
requiring a minimum time period between each transfer;
•
not accepting transfer requests of an agent acting under power of attorney;
•
limiting the dollar amount that you may transfer at any one time;
•
suspending the transfer privilege; or
•
modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

RiverSource Galaxy Premier Variable Annuity — Prospectus 31

Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier, and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•
Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•
Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we will attempt to execute transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•
Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•
Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to Request a Transfer or Withdrawal

1 By automated transfers and automated partial withdrawals
Your investment professional can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or the one-year fixed accounts.
You can start or stop this service by written request or other method acceptable to us.
You must allow 30 days for us to change any instructions that are currently in place.
•
Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.
•
Automated withdrawals may be restricted by applicable law under some contracts.
•
You may not make systematic purchase payments if automated partial withdrawals are in effect.
•
Automated partial withdrawals may result in income taxes and penalties on all or part of the amount withdrawn.

32 RiverSource Galaxy Premier Variable Annuity — Prospectus

Minimum amount
Transfers or withdrawals:	$100 monthly
$250 quarterly, semiannually or annually

2 By phone
Call:
1-800-333-3437
Minimum amount
Transfers or withdrawals:	$500 or entire account balance
Maximum amount
Transfers:	Contract value or entire account balance
Withdrawals:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

3 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our Service Center:
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or withdrawals:	$500 or entire account balance

Maximum amount
Transfers or withdrawals:	Contract value or entire account balance
*
Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
Withdrawals
You may withdraw all or part of your contract at any time before the retirement date by sending us a written request or calling us.
The date your withdrawal request will be processed depends on when and how we receive it:
For withdrawal requests received in writing:
•
If we receive your withdrawal request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.
•
If we receive your withdrawal request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
For withdrawal requests received by phone:
•
If we receive your withdrawal request at our Service Center in good order before the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request.

RiverSource Galaxy Premier Variable Annuity — Prospectus 33

•
If we receive your withdrawal request at our Service Center in good order at or after the close of the NYSE (4:00pm Eastern time unless the NYSE closes earlier), we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request.
We may ask you to return the contract. You may have to pay a contract administrative charge, withdrawal charges or any applicable optional rider charges (see “Charges and Adjustments”), federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See “The Annuity Payout Period – Annuity Payout Plans.”)
Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see “Optional Benefits”). In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes – Qualified Annuities – Required Minimum Distributions”).
Withdrawal Policies
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. After executing a partial withdrawal, the value in each subaccount , one-year fixed account or GPA must be either zero or at least $50.
Receiving Payment

1 By electronic payment
•
request that payment be sent electronically to your bank payable to you;
•
pre-authorization required.

2 By regular or express mail
•
payable to you;
•
mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–
the NYSE is closed, except for normal holiday and weekend closings;
–
trading on the NYSE is restricted, according to SEC rules;
–
an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–
the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total withdrawal amount until cleared from the originating financial institution.
TSA – Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is

34 RiverSource Galaxy Premier Variable Annuity — Prospectus

subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•
Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–
you are at least age 59½;
–
you are disabled as defined in the Code;
–
you severed employment with the employer who purchased the contract;
–
the distribution is because of your death;
– you are terminally ill as defined in the Code;
– you are adopting or are having a baby;
– you are supplying Personal or Family Emergency Expense;
– you are a Domestic Abuse Victim;
– you are in need to cover Expenses and losses on account of a FEMA declared disaster;
–
the distribution is due to plan termination; or
–
you are a qualifying military reservist.
•
If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•
Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•
The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

RiverSource Galaxy Premier Variable Annuity — Prospectus 35

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts or from the one-year fixed account to one or more eligible subaccounts	N/A	N/A	•Transfers out of the one-year fixed account to any of the subaccounts may not exceed the amount that if continued, would deplete the one-year fixed account within 12 months
Tiered Dollar Cost Averaging (Tiered DCA)	Allows the systematic transfer from the Tiered DCA fixed account to the GPAs, the one-year fixed account and/or one or more eligible subaccounts	N/A	N/A
•Must be funded with a purchase
payment of at least $1,000, not
transferred contract value
•Only 6-month and 12-month options
may be available
•We reserve the right to credit a
lower interest rate to each
Tiered DCA account if you select the
GPAs or the one-year fixed account
as part of your
Tiered DCA transfers.
•Not allowed if payments are made
from the Systematic Investment
Plan

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in Contract
Value to participate.
•We require 30 days notice for you to
change or cancel the program
•You can request rebalancing to be
done either quarterly, semiannually
or annually

Automated Partial Withdrawals /Systematic Withdrawals	Allows automated partial withdrawals from the contract	N/A	N/A	•Additional systematic payments are not allowed with automated partial withdrawals •May result in income taxes and penalty on all or a portion of amounts surrendered
Nursing Home or Hospital Confinement	Allows you to withdraw contract value without a withdrawal charge	N/A	N/A
•You must be confined to a hospital
or nursing home
for the prior 60 days
•You must be under age 76 on the
contract issue date and
confinement must start after the
contract issue date
•Amount withdrawn must be paid
directly to you

Terminal Illness	Allows you to withdraw contract value without awithdrawal charge	N/A	N/A	•Terminal Illness diagnosis must occur in after the first contract year •Must be terminally ill and not expected to live more than 12 months from the date of the licensed physician statement

36 RiverSource Galaxy Premier Variable Annuity — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations

•Must provide us with a licensed
physician’s statement containing
the terminal illness diagnosis and
the date the terminal illness was
initially diagnosed
•Amount withdrawn must be paid
directly to you

ROP Death Benefit	Provides a death benefit equal to the greater of these values minus any applicable rider charges:Contract Value or total purchase payments, minus adjusted partial withdrawals	1.15% of average daily contract value in the variable account	1.15%
•Must be elected at contract issue
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals, and such reductions
could be significant
•Annuitizing the Contract terminates
the benefit

MAV Death Benefit	Provides a death benefit equal to the greatest of these values minus any applicable rider charges: contract value, total purchase payments, minus adjusted partial withdrawals, or the maximum anniversary value immediately preceding the date of death plus any purchase payments since that anniversary minus adjusted partial withdrawals	1.25% of average daily contract value in the variable account	1.25%
•Available to owners age 78 and
younger
•Must be elected at contract issue
•No longer eligible to increase on
any contract anniversary following
your 81st birthday.
•Withdrawals will proportionately
reduce the benefit, which means
your benefit could be reduced by
more than the dollar amount of your
withdrawals. Such reductions could
be significant.
•Annuitizing the Contract terminates
the benefit

Optional Benefits
Benefit Protector Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.25% of contract value	0.25%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•For contract owners age 70 and
older, the benefit decreases from
40% to 15% of earnings
•Annuitizing the Contract terminates
the benefit

Benefit Protector Plus Death Benefit	Provides an additional death benefit, based on a percentage of contract earnings, to help offset expenses after death such as funeral expenses or federal and state taxes	0.40% of contract value	0.40%
•Available to owners age 75 and
younger
•Must be elected at contract issue
•For contract owners age 70 and
older, the benefit decreases from
40% to 15% of earnings
•The percentage of exchange
purchase payments varies by age
and is subject to a vesting
schedule.
•Annuitizing the Contract terminates

RiverSource Galaxy Premier Variable Annuity — Prospectus 37

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
the benefit
Benefits in Case of Death
There are two death benefit options under this contract: Return of Purchase Payments (ROP) death benefit and Maximum Anniversary Value (MAV) death benefit. If either you or the annuitant are 79 or older at contract issue, ROP death benefit will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either ROP death benefit or MAV death benefit on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges and Adjustments – Annual Contract Expenses – Mortality and Expense Risk Fee.”)
Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death if you die before the retirement start date while this contract is in force. We will base the benefit paid on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.
Return of Purchase Payments (ROP) Death Benefit
The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:
1.
contract value; or
2.
total purchase payments minus adjusted partial withdrawals.

Adjusted partial withdrawals for the ROP or MAV death benefit	=	PW × DB
CV

PW	=	the amount by which the contract value is reduced as a result of the partial withdrawal.
DB	=	the death benefit on the date of (but prior to) the partial withdrawal.
CV	=	contract value on the date of (but prior to) the partial withdrawal.
Example
•
You purchase the contract for $25,000.
•
On the first contract anniversary, the contract value grows to $29,000.
•
During the second contract year, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the ROP death benefit as follows:
Contract Value at death:	$20,500.00
Purchase payment minus adjusted partial withdrawals:
Total purchase payments:	$25,000.00
minus the adjusted partial withdrawal calculated as:
$1,500 × $25,000 =	–1,704.55
$22,000
for a death benefit of:	$23,295.45
The ROP death benefit, calculated as the greater of these two values:		$23,295.45
Maximum Anniversary Value (MAV) Death Benefit
The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:
1.
contract value; or
2.
total purchase payments applied to the contract minus adjusted partial withdrawals; or

38 RiverSource Galaxy Premier Variable Annuity — Prospectus

3.
the maximum anniversary value immediately preceding the date of death plus any purchase payments applied to the contract since that anniversary minus adjusted partial withdrawals since that anniversary.
Maximum anniversary value (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary’s MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.
Example
•
You purchase the contract for $25,000.
•
On the first contract anniversary, the contract value grows to $29,000.
•
During the second contract year, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit as follows:
Contract Value at death:	$20,500.00
Purchase payment minus adjusted partial withdrawals:	$23,295.45
The MAV immediately preceding the date of death plus any payments applied to the contract since that anniversary minus adjusted partial withdrawals:
MAV on the prior anniversary:	$29,000.00
plus purchase payments applied to the contract the prior anniversary:	+0.00
minus adjusted partial withdrawals taken since that anniversary, calculated as:
$1,500 × $29,000 =
$22,000	–1,977.27
for a death benefit of:	$27,022.73
The MAV death benefit, calculated as the greatest of these three values:		$27,022.73
If You Die Before Your Retirement Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector Plus rider, if selected, will terminate. Continuance of the Benefit Protector rider is optional. (See “Optional Benefits.”)
If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•
the beneficiary elects in writing, and payouts begin no later than one year after your death, or other date as permitted by the IRS; and
•
the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
The information below has been revised to reflect proposed regulations issued by the Internal Revenue Service that describe the requirements for required minimum distributions when a person or entity inherit assets held in an IRA, 403(b) or qualified retirement plan. This proposal is not final and may change. Contract owners are advised to work with

RiverSource Galaxy Premier Variable Annuity — Prospectus 39

a tax professional to understand their required minimum distribution obligations under the proposed regulations and federal law.  The proposed regulations can be found in the Federal Register, Vol. 87, No. 37, dated Thursday, February 24, 2022.
•
Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 73. If you attained age 73 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector Plus rider, if selected, will terminate. Continuance of the Benefit Protector rider is optional. (See “Optional Benefits.”)
•
Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date. Eligible designated beneficiaries include the surviving spouse: the surviving spouse;
•
a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death);disabled within the meaning of Code section 72(m)(7);
•
chronically ill within the meaning of Code section 7702B(c)(2);
•
any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date.
We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•
the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary.
•
Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or annuitize the contract to deplete it within 10 years of your beneficiary’s death
•
Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.

40 RiverSource Galaxy Premier Variable Annuity — Prospectus

For nonqualified deferred annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Benefit Protector Death Benefit Rider (Benefit Protector)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges and Adjustments”). The Benefit Protector provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If this rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus rider.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes – Qualified Annuities – Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any withdrawals including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you or the annuitant die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:
•
the applicable death benefit
•
40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
•
15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.
Earnings at death: This is determined by taking the current death benefit, and subtracting any purchase payments not previously withdrawn. Partial withdrawals reduce earnings before reducing purchase payments in the contract. This determines how much of the applicable death benefit is made up of contract earnings. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero.
Terminating the Benefit Protector
•
You may terminate the rider within 30 days of the first rider anniversary.
•
You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•
The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.
Example of the Benefit Protector
•
You purchase the contract with a payment of $100,000 and you and the annuitant are under age 70. You select the MAV death benefit.
•
During the first contract year the contract value grows to $105,000. The MAV death benefit equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
•
On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit (contract value):	$110,000
plus the Benefit Protector benefit which equals 40% of earnings at death

RiverSource Galaxy Premier Variable Annuity — Prospectus 41

(MAV death benefit minus payments not previously withdrawn):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit (MAV):	$110,000
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•
During the third contract year the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your contract is in its third year of the withdrawal charge schedule, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit equals:

MAV death benefit (MAV adjusted for partial withdrawals):	$57,619
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($57,619 – $55,000) =	+1,048
Total death benefit of:	$58,667
•
On the third contract anniversary the contract value falls to $40,000. The death benefit equals the previous death benefit. The reduction in contract value has no effect.
•
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old.

The death benefit equals:
MAV death benefit (contract value):	$200,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old)	+55,000
Total death benefit of:	$255,000
•
During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit equals:

MAV death benefit (contract value):	$250,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old)	+55,000
Total death benefit of:	$305,000
•
During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old and the value of the Benefit Protector changes. The death benefit equals:

MAV death benefit (contract value):	$250,000
plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
0.40 × ($250,000 – $105,000) =	+58,000
Total death benefit of:	$308,000
If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for “purchase payments not previously withdrawn” used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date of death.
NOTE: For special tax considerations associated with the Benefit Protector, see “Taxes.”

42 RiverSource Galaxy Premier Variable Annuity — Prospectus

Benefit Protector Plus Death Benefit Rider (Benefit Protector Plus)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges and Adjustments”). The Benefit Protector Plus provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.
If this rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector rider. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes – Qualified Annuities – Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any withdrawals including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.
The Benefit Protector Plus provides that if you or the annuitant die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:
•
the benefits payable under the Benefit Protector described above, plus
•
a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:
Rider Year	Percentage if you and the annuitant are under age 70 on the rider effective date	Percentage if you or the annuitant are age 70 or older on the rider effective date
One and Two	0%	0%
Three and Four	10%	3.75%
Five or more	20%	7.5%
Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:
•
the applicable death benefit (see “Benefits in Case of Death”) plus:

Rider Year	If you and the annuitant are under age 70 on the rider effective date, add…	If you or the annuitant are age 70 or older on the rider effective date, add…
One	Zero	Zero
Two	40% × earnings at death (see above)	15% × earnings at death
Three & Four	40% × (earnings at death + 25% of initial purchase payment*)	15% × (earnings at death + 25% of initial purchase payment*)
Five or more	40% × (earnings at death + 50% of initial purchase payment*)	15% × (earnings at death + 50% of initial purchase payment*)
*
Initial purchase payments are payments made within 60 days of rider issue not previously withdrawn.
Terminating the Benefit Protector Plus
•
You may terminate the rider within 30 days of the first rider anniversary.
•
You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
•
The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.
Example of the Benefit Protector Plus
You purchase the contract with a payment of $100,000 and you and the annuitant are under age 70. You select the MAV death benefit.
•
During the first contract year the contract value grows to $105,000. The death benefit equals MAV death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
•
On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit equals:

MAV death benefit (contract value):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
0.40 × ($110,000 – $100,000) =	+4,000

RiverSource Galaxy Premier Variable Annuity — Prospectus 43

Total death benefit of:	$114,000
•
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit (MAV):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($110,000 – $100,000) =	+4,000
plus 10% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.10 × $100,000 =	+10,000
Total death benefit of:	$124,000
•
During the third contract year the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit equals:

MAV death benefit (MAV adjusted for partial withdrawals):	$57,619
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($57,619 – $55,000) =	+1,048
plus 10% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.10 × $55,000 =	+5,500
Total death benefit of:	$64,167
•
On the third contract anniversary the contract value falls $40,000. The death benefit equals the death benefit paid during the third contract year. The reduction in contract value has no effect.
•
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:

MAV death benefit (contract value):	$200,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.20 × $55,000 =	+11,000
Total death benefit of:	$266,000
•
During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit equals:

MAV death benefit (contract value:	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.20 × $55,000 =	+11,000
Total death benefit of:	$316,000
•
During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit equals:

MAV death benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously withdrawn):
0.40 × ($250,000 – $105,000) =	+58,000
plus 20% of purchase payments made within 60 days of contract issue and not previously withdrawn:
0.20 × $55,000 =	+11,000
Total death benefit of:	$319,000

44 RiverSource Galaxy Premier Variable Annuity — Prospectus

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see “Benefits in Case of Death”).
NOTE: For special tax considerations associated with the Benefit Protector Plus, see “Taxes.”
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. Currently, we make annuity payments on a monthly, quarterly, semi-annually and annual basis. Assuming the initial payment is on the same date, more frequent payments will generally result in higher total payments over the year. As discussed below, certain annuity payout options have a “guaranteed period,” during which payments are guaranteed to continue. Longer guaranteed periods will generally result in lower monthly annuity payment amounts. With a shorter guaranteed period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
We do not deduct any withdrawal charges upon retirement but withdrawal charges may apply when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes – Nonqualified Annuities – Annuity payouts” and “Taxes – Qualified Annuities – Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•
the annuity payout plan you select;
•
the annuitant’s age and, in most cases, sex;
•
the annuity table in the contract; and
•
the amounts you allocated to the accounts at settlement.
In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract – Transfer Policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)
Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

RiverSource Galaxy Premier Variable Annuity — Prospectus 45

Annuity Payout Plans
We make available variable annuity payouts where payout amounts will vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the retirement date. Generally, you may select one of the Plans A through E below or another plan agreed to by us.
•
Plan A – Life annuity – no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•
Plan B – Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period in the event the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
•
Plan C – Life annuity – installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•
Plan D – Joint and last survivor life annuity – no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
•
Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining payouts and pay it to you in a lump sum.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features will result in payouts ceasing.
The annuitant's age at the time annuity payments commence will affect the amount of each payment for annuity payment plans involving lifetime income. The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number. For annuity payment plans that do not involve lifetime income, the length of the guaranteed period will affect the amount of each payment. With a shorter guaranteed period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
Utilizing a liquidity feature to withdraw the underlying value of remaining payouts may result in the assessment of a withdrawal charge (See “Charges and Adjustments – Transaction Expenses – Withdrawal Charge”) or a 10% IRS penalty tax. (See “Taxes.”)
The annuitant's age at the time annuity payments commence will affect the amount of each payment for annuity payment plans involving lifetime income. The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•
in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or
•
over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

46 RiverSource Galaxy Premier Variable Annuity — Prospectus

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant’s retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike withdrawals described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity – no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period – Annuity Payout Plans.”)
Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Withdrawals: Generally, if you withdraw all or part of your nonqualified annuity your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you have a valid U.S. address and payments are delivered inside the United States, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

RiverSource Galaxy Premier Variable Annuity — Prospectus 47

Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Federal and state tax withholding rules are subject to change. Annuity payouts and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death – If You Die Before the Retirement Date”).
Net Investment Income Tax: Certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (non-natural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until withdrawn or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•
because of your death or in the event of non-natural ownership, the death of annuitant;
•
because you become disabled (as defined in the Code);
•
if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•
if it is allocable to an investment before Aug. 14, 1982; or
•
if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the

48 RiverSource Galaxy Premier Variable Annuity — Prospectus

appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or 3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Withdrawals: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such withdrawal to be directly rolled over to another eligible retirement plan such as an IRA.
Withdrawals from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions (“RMDs”) beginning at age 73. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

RiverSource Galaxy Premier Variable Annuity — Prospectus 49

Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to optional withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•
the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•
the payout is a RMD as defined under the Code;
•
the payout is made on account of an eligible hardship; or
•
the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•
because of your death;
•
because you become disabled (as defined in the Code);
•
if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•
if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•
to pay certain medical or education expenses (IRAs only); or
•
if the distribution is made from an inherited IRA or others as allowed by the IRS.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Under current IRS requirements you are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death – If you Die Before the Retirement Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new withdrawal charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

50 RiverSource Galaxy Premier Variable Annuity — Prospectus

RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law.  The company may claim certain tax benefits associated with this investment income.  These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•
the reserve held in each subaccount for your contract; divided by
•
the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from policy owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
To the extent that voting rights created under applicable federal securities laws are revised or alter the voting rights described herein, we reserve the right to proceed in accordance with those laws and regulatory guidance.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•
laws or regulations change;
•
the existing funds become unavailable; or
•
in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.
If any of these situations occur, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund), provided we obtain any required SEC and state insurance law approval. The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

RiverSource Galaxy Premier Variable Annuity — Prospectus 51

We may also:
•
add new subaccounts;
•
combine any two or more subaccounts;
•
transfer assets to and from the subaccounts or the variable account; and
•
eliminate or close any subaccounts.
We will notify you of any substitution or change.
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
New contracts are not currently being offered.
•
Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
•
The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professionals sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments We May Make to Selling Firms
•
We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00%  each time a purchase payment is made. We may also pay ongoing trail commissions of up to 0.75% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.
•
We may pay selling firms an additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•
In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•
sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•
marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•
providing service to contract owners; and
•
funding other events sponsored by a selling firm that may encourage the selling firm’s investment professionals to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.
Sources of Payments to Selling Firms
When we pay the commissions and other compensation described above from our assets. Our assets may include:
•
revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see “Fee Table and Examples”);

52 RiverSource Galaxy Premier Variable Annuity — Prospectus

•
compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds – The Funds”);
•
compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds – The Funds”); and
•
revenues we receive from other contracts we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•
fees and expenses we collect from contract owners, including withdrawal charges; and
•
fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements made with selling firms can potentially:
•
give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•
cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•
cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Investment Professionals
•
The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.
•
To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including registered indexed linked annuity contracts) and life insurance policies.
We rely on the exemption from the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), provided by Rule 12h-7 under the 1934 Act. We are obligated to pay all amounts promised to you under the Contract, subject to our financial strength and claims paying ability.
Legal Proceedings
RiverSource Life is involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.
As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including Ameriprise Financial Services, LLC (“AFS”) and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial

RiverSource Galaxy Premier Variable Annuity — Prospectus 53

advisors and RiverSource Distributors Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.
These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the Company’s consolidated financial condition, results of operations or liquidity.
Financial Statements
The financial statements for the RiverSource Variable Annuity Account, as well as the consolidated financial statements of RiverSource Life, are in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by calling us at 1-800-862-7919, or can be found online at www.ameriprise.com/variableannuities.

54 RiverSource Galaxy Premier Variable Annuity — Prospectus

Appendix A: Investment Options Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) Columbia Management Investment Advisers, LLC	0.88%	14.43%	4.92%	9.28%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 3) Columbia Management Investment Advisers, LLC	0.80%	25.89%	8.28%	13.92%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3) Columbia Management Investment Advisers, LLC	0.86%[1]	15.28%	6.12%	8.75%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 3) Columbia Management Investment Advisers, LLC	1.22%[1]	5.50%	(8.23%)	(0.89%)
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 1) Columbia Management Investment Advisers, LLC	0.36%[1]	4.97%	3.63%	2.23%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 3) Columbia Management Investment Advisers, LLC	0.77%[1]	6.95%	2.29%	3.64%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) Columbia Management Investment Advisers, LLC	0.64%[1]	5.90%	2.06%	3.30%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) Columbia Management Investment Advisers, LLC	0.72%	31.33%	8.86%	17.48%

RiverSource Galaxy Premier Variable Annuity — Prospectus 55

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) Columbia Management Investment Advisers, LLC	0.38%	24.54%	8.52%	14.07%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 3) Columbia Management Investment Advisers, LLC	0.98%[1]	13.81%	3.08%	9.33%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (not available to new investors on or after June 1, 2021) Columbia Management Investment Advisers, LLC	0.87%[1]	24.11%	0.32%	10.90%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) Columbia Management Investment Advisers, LLC	0.46%	1.57%	(2.68%)	(0.82%)
Seeks income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio Service Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.52%	15.83%	10.74%	9.51%
Seeks high total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio Service Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.59%	22.09%	13.26%	11.28%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.67%	17.35%	11.23%	9.10%

56 RiverSource Galaxy Premier Variable Annuity — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.94%	11.27%	5.75%	5.83%
Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Franklin Advisers, Inc.	1.08%[1]	11.04%	9.75%	9.32%
Non-diversified fund that seeks capital growth.	Invesco V.I. American Franchise Fund, Series I Shares Invesco Advisers, Inc.	0.85%	34.89%	15.84%	14.16%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund, Series I Shares Invesco Advisers, Inc.	0.80%	25.60%	12.35%	9.42%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio: Service Shares Janus Henderson Investors US LLC	0.97%	15.32%	9.61%	12.12%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio: Service Shares Janus Henderson Investors US LLC	0.97%	31.76%	17.80%	19.06%
Non-diversified fund that pursues its investment objective by investing primarily in common stocks selected for their growth potential.	Janus Henderson Research Portfolio: Service Shares Janus Henderson Investors US LLC	0.92%	34.96%	16.49%	14.25%
Seeks capital appreciation.	MFS® Investors Trust Series - Service Class Massachusetts Financial Services Company	0.99%[1]	19.22%	11.12%	10.81%
Seeks capital appreciation.	MFS® New Discovery Series - Service Class Massachusetts Financial Services Company	1.12%[1]	6.44%	4.71%	8.92%
Seeks total return.	MFS® Total Return Series - Service Class Massachusetts Financial Services Company	0.86%[1]	7.46%	5.89%	6.20%
Seeks total return.	MFS® Utilities Series - Service Class Massachusetts Financial Services Company	1.04%[1]	11.34%	5.61%	6.02%

RiverSource Galaxy Premier Variable Annuity — Prospectus 57

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Putnam VT International Equity Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Sub-advisers- Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.08%	2.97%	4.88%	4.73%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor; Sub-advisers- Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.80%	19.14%	12.45%	10.88%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IB Shares Putnam Investment Management, LLC, investment advisor. Sub-advisers- Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.88%	23.02%	13.72%	13.50%
Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Foreign VIP Fund - Class 2 Templeton Investment Counsel, LLC	1.06%[1]	(1.00%)	2.60%	2.38%
1
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
The following is a list of investment options that earn fixed interest for a specified term currently available under the contract. We may change the features of the fixed interest options listed below and terminate existing options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in certain fixed investment options. See “The ‘Nonunitized’ Separate Account and the Guarantee Period Accounts (GPAs)” and “The One-Year Fixed Account” in the prospectus for more information about the fixed interest investment options.
Note: A positive or negative MVA is assessed if any portion of a GPA is withdrawn or transferred more than thirty days before the end of its guarantee period. This may result in a significant reduction in your contract value. See “Charges and Adjustments – Adjustments – Market Value Adjustments” in the prospectus for more information about the MVA.
Name	Term	Minimum Guaranteed Interest Rate
2 Year Guarantee Period Account	2 Years	3.00%
3 Year Guarantee Period Account	3 Years	3.00%
4 Year Guarantee Period Account	4 Years	3.00%
5 Year Guarantee Period Account	5 Years	3.00%
6 Year Guarantee Period Account	6 Years	3.00%
7 Year Guarantee Period Account	7 Years	3.00%
8 Year Guarantee Period Account	8 Years	3.00%
9 Year Guarantee Period Account	9 Years	3.00%
10 Year Guarantee Period Account	10 Years	3.00%

58 RiverSource Galaxy Premier Variable Annuity — Prospectus

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we will not apply a contract adjustment.
Name	Term	Minimum Guaranteed Interest Rate
One-Year Fixed Account	1 Year	3.00%
Tiered DCA Fixed Account	6 Months	3.00%
Tiered DCA Fixed Account	1 Year	3.00%

RiverSource Galaxy Premier Variable Annuity — Prospectus 59

The Statement of Additional Information (SAI) includes additional information about the Contract. The SAI, dated the same date as this prospectus, is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy of the SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
PRO9037_12_D02_(09/25)
Reports and other information about RiverSource Variable Annuity Account and RiverSource Life Insurance Company are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000044126; C000267009
© 2008-2024 RiverSource Life Insurance Company. All rights reserved.

STATEMENT OF ADDITIONAL INFORMATION

FOR

EVERGREEN ESSENTIAL VARIABLE ANNUITY

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY

EVERGREEN PATHWAYS VARIABLE ANNUITY

EVERGREEN PATHWAYS SELECT VARIABLE ANNUITY

EVERGREEN PRIVILEGE VARIABLE ANNUITY

RIVERSOURCE® ACCESSCHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE® BUILDER SELECT VARIABLE ANNUITY

RIVERSOURCE® ENDEAVOR SELECT VARIABLE ANNUITY

RIVERSOURCE® FLEXCHOICE VARIABLE ANNUITY

RIVERSOURCE® FLEXCHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE® GALAXY PREMIER VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS SELECT VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS CLASSIC VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY

RIVERSOURCE® NEW SOLUTIONS VARIABLE ANNUITY

RIVERSOURCE® PINNACLE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE SELECT VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE ONE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE ONE SELECT VARIABLE ANNUITY

WELLS FARGO ADVANTAGE VARIABLE ANNUITY

WELLS FARGO ADVANTAGE SELECT VARIABLE ANNUITY

WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY

WELLS FARGO ADVANTAGE CHOICE VARIABLE ANNUITY

WELLS FARGO ADVANTAGE CHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE VARIABLE ANNUITY ACCOUNT

September 22, 2025

RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company

829 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-333-3437

SAI9000_12_D02_(09/25)

2	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Company

We are RiverSource Life Insurance Company (the “Company”, “we”, “our” and “us”). We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc. We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including indexed linked annuity contracts) and life insurance policies.

Non-Principal Risks of Investing in the Contracts

Fund of Funds Risk. Funds that are “funds of funds” (or “feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return.

Money Market Fund Sub-Account Delay of Payment Risk. If, pursuant to SEC rules, a Fund that is a money market fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, partial withdrawal, full surrender, or death benefit from the corresponding Subaccount until the Fund is liquidated.

Mixed and Shared Funding Risk. Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another underlying Fund.

BUSINESS CONTINUITY/DISASTER RECOVERY

Disruptive events, including natural or man-made disasters and public health crises may adversely affect our ability to conduct business, including if our employees, the employees of intermediaries or service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations could interfere with processing of transactions (including the issuance of contracts). Also, disruptions may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees, the employees of intermediaries or service providers are able to work remotely. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that RiverSource Life, the Funds, or our service providers will avoid losses affecting your policy due to a disaster or other catastrophe.

Services

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with service providers at any time.

Entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for compensation paid.

Name of Service Provider	Services Provided	Principal Business Address	Basis for Compensation Paid

Ameriprise Financial, Inc. (“AFI”)*	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	901 Third Ave South, Minneapolis, MN 55402 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses)

Ameriprise India LLP (“Amp India”)*	Administrative support related to new business and servicing of existing contracts and policies	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India	Expense allocation based on number of service provider employees dedicated to performing services

Foundever Asia, Inc. (“Foundever Asia”) (previously known as Sykes Enterprises Incorporated)	Administrative support related to new business and servicing of existing contracts and policies	10th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines	Expense allocation based on number of contacts made or received from customers

*	Affiliated Entities

The aggregate dollar amount paid to AFI by RiverSource Life for the services provided in 2024 was $17,461,314, in 2023 was

$20,661,758, and in 2022 was $20,635,581.

The aggregate dollar amount paid to Amp India by RiverSource Life for the services provided in 2024 was $5,050,412, in 2023 was $4,115,930, and in 2022 was $3,629,759.

The aggregate dollar amount paid to Foundever Asia by RiverSource Life for the services provided in 2024 was $1,510,481, in 2023 was $1,334,367, and in 2022 was $1,497,395.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	3

Contract Adjustment

Market Value Adjustment (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.” The examples may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

Assumptions:

•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate so the MVA will be negative.

Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations

The precise MVA formula we apply is as follows:

[tbl:cal1,6,,0]

[tbl:cal3,6,,0]

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.

j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).

n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).

Keep in mind that the current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

Examples — MVA

Using assumptions similar to those we used in the examples above:

•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

4	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

[tbl:cal1,6,,0]

In this example, the MVA is a negative $39.84.

Assume that immediately before the $1,000 surrender, the value of your GPA was $10,000. If you requested to receive a net surrender amount, the GPA value is reduced by the $1,000 you requested, the $39.84 negative MVA, and any applicable surrender charge. The percentage change in the value of your GPA due to the negative MVA is –0.40%.

In this example, assuming no surrender charge applies, you receive the $1,000 you requested and the value remaining in your GPA is $8,960.16.

Example 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

[tbl:cal1,6,,0]

In this example, the MVA is a positive $27.61

Assume that immediately before the $1,000 surrender, the value of your GPA was $10,000. If you requested to receive a net surrender amount, the GPA value is reduced by the $1,000 you requested and any applicable surrender charge but increased by the $27.61 positive MVA. The percentage change in the value of your GPA due to the positive MVA is 0.28%.

In this example, assuming no surrender charge applies, you receive the $1,000 you requested and the value remaining in your GPA is $9,027.61.

Please note that, depending on the surrender charge schedule applicable to any purchase payments you allocate to a GPA, a surrender charge may also apply. We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct any applicable surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The examples below demonstrate the impact an MVA may have on the death benefits available under the contract. Under certain death benefits, the value of the death benefit is reduced proportionally when you take a partial surrender. If you request a partial surrender from the GPAs that will give you the net amount you requested after we apply any applicable MVA and surrender charge, the MVA could increase or decrease the percentage of contract value that is withdrawn. In these circumstances, a negative MVA would increase the impact of an adjusted partial withdrawal (which is based on the percentage of contract value that is withdrawn) on the value of the death benefit.

Example 1. Death benefit calculation that includes the full surrender value

Assumptions:

•	Contract Value = $99,000

•	Surrender Charge = $2,000

•	Market Value Adjustment = $5,000

•	No rider charges

•	Return of Purchase Payment Death Benefit = $100,000

Full surrender Value = Contract Value – Surrender Charge + Market Value Adjustment = $99,000 – $2,000 + $5,000 = $102,000

Death Benefit = Greater of Contract Value, Return of Purchase Payment Death Benefit, and full surrender value = $102,000

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	5

Example 2. - Proportional adjustment to the death benefit due to a partial surrender:

Assumptions:

•	Contract Value (before the partial surrender) = $50,000

•	Return of Purchase Payment Death Benefit (before the partial surrender) = $55,000

•	Net Partial Surrender requested = $5,000

•	MVA Amount = -$500

•	Surrender Charge = $0

Amount withdrawn from Contract Value = $5,500

Remaining Contract Value = $44,500

Adjusted Partial Surrenders = $55,000 x $5,500 / $50,000 = $6,050

Adjusted Return of Purchase Payment Death Benefit = $55,000 - $6,050 = $48,950

Death Benefit = Greater of Contract Value and Return of Purchase Payment Death Benefit = $48,950

Calculating Annuity Payouts

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

6	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	7

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which it offers on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commission paid to RiverSource Distributors by RiverSource Life in 2024 was $439,655,537, in 2023 was $394,275,424, and in 2022 was $408,452,683. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2024 and December 31, 2023 and for each of the three years in the period ended December 31, 2024 and the financial statements of each of the divisions of RiverSource Variable Annuity Account as of December 31, 2024 and for the period then ended and the statement of changes in net assets for each of the two years in the period ended December 31, 2024 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Custodian

RiverSource Life is the custodian of the assets of RiverSource Variable Annuity Account. RiverSource Life holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life’s principal offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

8	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

THE CONTRACT OWNERS OF RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Annuity Account, as indicated in Note 1, as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Annuity Account as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 24, 2025

We have served as the auditor of one or more of the divisions of RiverSource Variable Annuity Account since 2010.

10	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2024	AB VPS Bal Hedged Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value(1),(2)	$305,504	$8,098,950	$2,776,045	$4,492,130	$873,929
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	4,152	—	—	—
Receivable for share redemptions	342	12,165	4,217	5,925	1,288
Total assets	305,846	8,115,267	2,780,262	4,498,055	875,217

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	302	10,642	2,896	4,565	970
Administrative charge	40	1,057	365	596	114
Contract terminations	—	466	956	764	204
Payable for investments purchased	—	4,152	—	—	—
Total liabilities	342	16,317	4,217	5,925	1,288
Net assets applicable to contracts in accumulation period	303,233	8,098,348	2,773,328	4,490,357	871,563
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,271	602	2,717	1,773	2,366
Total net assets	$305,504	$8,098,950	$2,776,045	$4,492,130	$873,929
(1) Investment shares	33,907	537,779	34,822	145,518	26,644
(2) Investments, at cost	$349,857	$7,690,848	$1,722,215	$3,671,784	$637,040

December 31, 2024 (continued)	Allspg VT Dis All Cap Gro, Cl 1	Allspg VT Dis All Cap Gro, Cl 2	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$364,506	$15,744,549	$5,560,897	$579,908	$3,998,278
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	391	38,941	11,889	678	4,778
Total assets	364,897	15,783,490	5,572,786	580,586	4,003,056

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	343	18,185	6,155	602	4,160
Administrative charge	48	2,086	734	76	527
Contract terminations	—	18,670	5,000	—	91
Payable for investments purchased	—	—	—	—	—
Total liabilities	391	38,941	11,889	678	4,778
Net assets applicable to contracts in accumulation period	364,506	15,743,506	5,558,711	579,908	3,996,663
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,043	2,186	—	1,615
Total net assets	$364,506	$15,744,549	$5,560,897	$579,908	$3,998,278
(1) Investment shares	12,462	573,154	280,005	21,614	148,856
(2) Investments, at cost	$303,522	$14,255,753	$4,737,207	$479,728	$3,300,197

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	11

Statements of Assets and Liabilities

December 31, 2024 (continued)	Allspg VT Sm Cap Gro, Cl 2	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon Sus US Eq, Init	BNY Mellon VIF Appr, Serv
Assets
Investments, at fair value(1),(2)	$3,109,150	$76,889	$2,530,123	$435,706	$131,713
Dividends receivable	—	—	—	—	52
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	4,007	102	5,110	521	168
Total assets	3,113,157	76,991	2,535,233	436,227	131,933

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,593	93	3,284	464	151
Administrative charge	414	9	338	57	17
Contract terminations	—	—	1,488	—	—
Payable for investments purchased	—	—	—	—	52
Total liabilities	4,007	102	5,110	521	220
Net assets applicable to contracts in accumulation period	3,108,147	70,655	2,528,347	434,598	123,262
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,003	6,234	1,776	1,108	8,451
Total net assets	$3,109,150	$76,889	$2,530,123	$435,706	$131,713
(1) Investment shares	333,242	3,762	80,169	7,849	3,696
(2) Investments, at cost	$3,023,016	$63,203	$1,541,747	$282,710	$132,420

December 31, 2024 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3
Assets
Investments, at fair value(1),(2)	$90,608	$2,381,909	$13,811,879	$15,386,885	$5,312,850
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	360	1,499
Receivable for share redemptions	130	2,916	21,845	22,583	8,002
Total assets	90,738	2,384,825	13,833,724	15,409,828	5,322,351

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	119	2,602	16,286	19,697	7,027
Administrative charge	11	314	1,829	2,034	697
Contract terminations	—	—	3,730	852	278
Payable for investments purchased	—	—	—	360	1,499
Total liabilities	130	2,916	21,845	22,943	9,501
Net assets applicable to contracts in accumulation period	85,868	2,381,586	13,811,016	15,386,576	5,312,555
Net assets applicable to contracts in payment period	—	—	—	49	—
Net assets applicable to seed money	4,740	323	863	260	295
Total net assets	$90,608	$2,381,909	$13,811,879	$15,386,885	$5,312,850
(1) Investment shares	3,272	49,325	124,611	346,162	522,404
(2) Investments, at cost	$95,978	$948,902	$3,179,711	$6,067,139	$6,944,464

See accompanying notes to financial statements.

12	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$96,500	$21,451,587	$2,877,301	$231,707	$2,708,381
Dividends receivable	11	2,407	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	105	30,028	4,540	253	4,084
Total assets	96,616	21,484,022	2,881,841	231,960	2,712,465

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	92	25,345	3,699	223	3,628
Administrative charge	13	2,806	380	30	356
Contract terminations	—	1,877	461	—	100
Payable for investments purchased	—	—	—	—	—
Total liabilities	105	30,028	4,540	253	4,084
Net assets applicable to contracts in accumulation period	96,511	21,451,869	2,876,918	231,707	2,708,053
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	2,125	383	—	328
Total net assets	$96,511	$21,453,994	$2,877,301	$231,707	$2,708,381
(1) Investment shares	96,500	21,451,587	468,616	36,489	422,524
(2) Investments, at cost	$96,499	$21,451,149	$3,029,473	$291,626	$3,204,505

December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3
Assets
Investments, at fair value(1),(2)	$6,068,160	$162,619	$798,563	$6,191,187	$305,277
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	7,933	169	1,204	7,806	388
Total assets	6,076,093	162,788	799,767	6,198,993	305,665

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,108	148	1,066	6,271	348
Administrative charge	799	21	105	815	40
Contract terminations	26	—	33	720	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	7,933	169	1,204	7,806	388
Net assets applicable to contracts in accumulation period	6,067,914	162,619	795,930	6,189,069	303,044
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	246	—	2,633	2,118	2,233
Total net assets	$6,068,160	$162,619	$798,563	$6,191,187	$305,277
(1) Investment shares	726,726	3,321	16,595	124,999	23,197
(2) Investments, at cost	$7,371,309	$50,350	$142,670	$1,173,364	$299,546

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	13

Statements of Assets and Liabilities

December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$100,351	$1,717,667	$20,211	$678,710	$725,416
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	152	3,635	27	837	1,047
Total assets	100,503	1,721,302	20,238	679,547	726,463

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	139	2,010	25	739	951
Administrative charge	13	228	2	90	96
Contract terminations	—	1,397	—	8	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	152	3,635	27	837	1,047
Net assets applicable to contracts in accumulation period	97,142	1,716,635	16,105	678,199	724,391
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	3,209	1,032	4,106	511	1,025
Total net assets	$100,351	$1,717,667	$20,211	$678,710	$725,416
(1) Investment shares	2,340	31,157	496	17,560	54,748
(2) Investments, at cost	$43,681	$482,482	$6,764	$246,086	$733,367

December 31, 2024 (continued)	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 3
Assets
Investments, at fair value(1),(2)	$22,786	$115,997	$3,541,796	$13,999	$1,119,931
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	25	126	4,690	21	1,637
Total assets	22,811	116,123	3,546,486	14,020	1,121,568

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	22	111	4,218	19	1,489
Administrative charge	3	15	466	2	148
Contract terminations	—	—	6	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	25	126	4,690	21	1,637
Net assets applicable to contracts in accumulation period	22,786	115,997	3,541,654	11,352	1,119,547
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	142	2,647	384
Total net assets	$22,786	$115,997	$3,541,796	$13,999	$1,119,931
(1) Investment shares	1,613	13,227	403,854	779	258,049
(2) Investments, at cost	$20,465	$135,791	$4,085,617	$25,800	$1,542,697

See accompanying notes to financial statements.

14	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$853,297	$29,440	$547,869	$265,921	$155,078
Dividends receivable	—	—	3,289	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,191	41	798	290	202
Total assets	854,488	29,481	551,956	266,211	155,280

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,078	38	726	255	182
Administrative charge	113	3	72	35	20
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	3,289	—	—
Total liabilities	1,191	41	4,087	290	202
Net assets applicable to contracts in accumulation period	852,720	24,265	529,072	265,921	154,643
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	577	5,175	18,797	—	435
Total net assets	$853,297	$29,440	$547,869	$265,921	$155,078
(1) Investment shares	11,909	590	63,632	10,925	6,546
(2) Investments, at cost	$293,611	$10,899	$574,668	$182,315	$110,630

December 31, 2024 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$3,486,254	$34,026,401	$877,251	$1,225,542	$68,772
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	3,901	53,183	1,022	1,602	87
Total assets	3,490,155	34,079,584	878,273	1,227,144	68,859

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,442	41,547	908	1,441	78
Administrative charge	459	4,511	114	161	9
Contract terminations	—	7,125	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	3,901	53,183	1,022	1,602	87
Net assets applicable to contracts in accumulation period	3,486,254	34,025,604	876,099	1,225,346	68,095
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	797	1,152	196	677
Total net assets	$3,486,254	$34,026,401	$877,251	$1,225,542	$68,772
(1) Investment shares	60,652	613,088	45,905	40,675	2,337
(2) Investments, at cost	$2,131,351	$22,108,790	$566,610	$793,376	$41,490

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	15

Statements of Assets and Liabilities

December 31, 2024 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$46,763	$2,222,267	$589,434	$258,580	$5,524,634
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	154
Receivable for share redemptions	48	2,678	665	321	8,411
Total assets	46,811	2,224,945	590,099	258,901	5,533,199

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	42	2,386	588	287	7,423
Administrative charge	6	292	77	34	723
Contract terminations	—	—	—	—	265
Payable for investments purchased	—	—	—	—	154
Total liabilities	48	2,678	665	321	8,565
Net assets applicable to contracts in accumulation period	46,763	2,214,066	589,434	258,217	5,524,324
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	8,201	—	363	310
Total net assets	$46,763	$2,222,267	$589,434	$258,580	$5,524,634
(1) Investment shares	487	23,962	125,947	57,848	520,210
(2) Investments, at cost	$34,484	$1,764,771	$674,233	$306,708	$6,348,208

December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$4,776,896	$11,462,201	$41,490	$2,918,500	$1,507,788
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	19	—	3,868	—
Receivable for share redemptions	6,831	15,380	54	4,291	1,738
Total assets	4,783,727	11,477,600	41,544	2,926,659	1,509,526

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,829	12,856	49	3,754	1,545
Administrative charge	630	1,523	5	379	193
Contract terminations	1,372	1,001	—	158	—
Payable for investments purchased	—	19	—	3,868	—
Total liabilities	6,831	15,399	54	8,159	1,738
Net assets applicable to contracts in accumulation period	4,776,896	11,461,604	41,369	2,918,050	1,507,414
Net assets applicable to contracts in payment period	—	3	—	—	—
Net assets applicable to seed money	—	594	121	450	374
Total net assets	$4,776,896	$11,462,201	$41,490	$2,918,500	$1,507,788
(1) Investment shares	129,385	323,061	1,639	116,044	122,884
(2) Investments, at cost	$4,169,858	$10,428,941	$34,630	$2,348,165	$1,828,520

See accompanying notes to financial statements.

16	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2024 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$3,805,529	$16,588,223	$192,920	$2,970,621	$5,301,846
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	4,942	19,674	312	3,533	6,086
Total assets	3,810,471	16,607,897	193,232	2,974,154	5,307,932

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,439	17,479	286	3,141	5,382
Administrative charge	503	2,190	26	392	704
Contract terminations	—	5	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	4,942	19,674	312	3,533	6,086
Net assets applicable to contracts in accumulation period	3,804,942	16,587,216	187,442	2,969,961	5,299,542
Net assets applicable to contracts in payment period	—	—	84	—	6
Net assets applicable to seed money	587	1,007	5,394	660	2,298
Total net assets	$3,805,529	$16,588,223	$192,920	$2,970,621	$5,301,846
(1) Investment shares	265,009	1,012,094	6,870	207,446	358,475
(2) Investments, at cost	$3,856,383	$16,342,607	$163,345	$2,993,896	$5,685,084

December 31, 2024 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Assets
Investments, at fair value(1),(2)	$5,318	$9,103,465	$221,837	$1,783,990	$3,177,896
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	42	—	—	—
Receivable for share redemptions	7	13,148	296	2,102	3,753
Total assets	5,325	9,116,655	222,133	1,786,092	3,181,649

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6	11,506	267	1,868	3,329
Administrative charge	1	1,205	29	234	424
Contract terminations	—	437	—	—	—
Payable for investments purchased	—	42	—	—	—
Total liabilities	7	13,190	296	2,102	3,753
Net assets applicable to contracts in accumulation period	5,115	9,102,796	221,557	1,778,806	3,177,167
Net assets applicable to contracts in payment period	—	—	—	—	56
Net assets applicable to seed money	203	669	280	5,184	673
Total net assets	$5,318	$9,103,465	$221,837	$1,783,990	$3,177,896
(1) Investment shares	605	539,625	14,414	82,287	39,958
(2) Investments, at cost	$5,194	$8,371,770	$179,970	$1,406,415	$2,116,465

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	17

Statements of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI Am Fran, Ser II	Invesco VI American Value, Ser II	Invesco VI Cap Appr, Ser I	Invesco VI Cap Appr, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$857,057	$5,644,106	$1,025,753	$8,965,209	$21,487,488
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	30
Receivable for share redemptions	1,216	8,185	1,259	13,827	32,943
Total assets	858,273	5,652,291	1,027,012	8,979,036	21,520,461

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,103	6,443	1,124	11,356	28,341
Administrative charge	113	755	135	1,196	2,851
Contract terminations	—	987	—	1,275	1,751
Payable for investments purchased	—	—	—	—	30
Total liabilities	1,216	8,185	1,259	13,827	32,973
Net assets applicable to contracts in accumulation period	848,565	5,643,779	1,025,753	8,964,035	21,486,848
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	8,492	327	—	1,174	640
Total net assets	$857,057	$5,644,106	$1,025,753	$8,965,209	$21,487,488
(1) Investment shares	11,970	325,684	16,243	150,070	1,042,576
(2) Investments, at cost	$583,027	$5,320,819	$733,314	$6,557,382	$16,514,252

December 31, 2024 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I
Assets
Investments, at fair value(1),(2)	$5,279,616	$45,908	$71,994	$328,466	$510,954
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	6,369	48	90	415	626
Total assets	5,285,985	45,956	72,084	328,881	511,580

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,670	42	80	371	559
Administrative charge	699	6	10	44	67
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	6,369	48	90	415	626
Net assets applicable to contracts in accumulation period	5,279,271	42,537	71,505	322,240	510,954
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	345	3,371	489	6,226	—
Total net assets	$5,279,616	$45,908	$71,994	$328,466	$510,954
(1) Investment shares	157,038	1,375	923	4,908	15,243
(2) Investments, at cost	$4,501,747	$39,060	$67,995	$329,263	$409,338

See accompanying notes to financial statements.

18	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Assets
Investments, at fair value(1),(2)	$459,775	$1,061	$1,834,985	$54,783	$10,711,626
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	726
Receivable for share redemptions	651	1	2,159	67	15,175
Total assets	460,426	1,062	1,837,144	54,850	10,727,527

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	591	1	1,917	60	13,255
Administrative charge	60	—	242	7	1,408
Contract terminations	—	—	—	—	512
Payable for investments purchased	—	—	—	—	726
Total liabilities	651	1	2,159	67	15,901
Net assets applicable to contracts in accumulation period	458,553	1,061	1,831,809	54,783	10,711,476
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,222	—	3,176	—	150
Total net assets	$459,775	$1,061	$1,834,985	$54,783	$10,711,626
(1) Investment shares	13,979	27	47,465	12,770	2,423,445
(2) Investments, at cost	$430,833	$890	$1,589,055	$66,107	$12,109,006

December 31, 2024 (continued)	Invesco VI Gro & Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser I	Invesco VI Mn St Mid Cap, Ser II	Invesco VI Mn St Sm Cap, Ser II
Assets
Investments, at fair value(1),(2)	$384,688	$44,254	$32,357	$582,168	$1,851,719
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	493	57	40	996	2,207
Total assets	385,181	44,311	32,397	583,164	1,853,926

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	443	52	36	805	1,866
Administrative charge	50	5	4	78	246
Contract terminations	—	—	—	113	95
Payable for investments purchased	—	—	—	—	—
Total liabilities	493	57	40	996	2,207
Net assets applicable to contracts in accumulation period	383,877	40,214	32,357	580,640	1,849,767
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	811	4,040	—	1,528	1,952
Total net assets	$384,688	$44,254	$32,357	$582,168	$1,851,719
(1) Investment shares	18,988	1,792	1,585	54,459	64,995
(2) Investments, at cost	$355,165	$41,502	$33,042	$568,705	$1,368,892

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	19

Statements of Assets and Liabilities

December 31, 2024 (continued)	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Assets
Investments, at fair value(1),(2)	$1,178,870	$724,135	$999,733	$195,054	$141,207
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,449	920	1,227	264	186
Total assets	1,180,319	725,055	1,000,960	195,318	141,393

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,294	810	1,095	238	167
Administrative charge	155	96	132	26	19
Contract terminations	—	14	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1,449	920	1,227	264	186
Net assets applicable to contracts in accumulation period	1,178,870	723,822	999,733	194,811	141,207
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	313	—	243	—
Total net assets	$1,178,870	$724,135	$999,733	$195,054	$141,207
(1) Investment shares	23,016	9,691	13,770	9,218	3,381
(2) Investments, at cost	$674,745	$514,021	$572,553	$89,276	$113,433

December 31, 2024 (continued)	Janus Henderson VIT Res, Serv	Lazard Retire Intl Eq, Serv	LVIP AC Disc Core Val, Std Cl II	LVIP AC Inflation Prot, Serv Cl	LVIP AC Intl, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,607,303	$35,825	$161,621	$12,094,471	$2,541
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	1,251	—
Receivable for share redemptions	2,189	46	199	18,313	3
Total assets	1,609,492	35,871	161,820	12,114,035	2,544

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,977	41	178	16,159	3
Administrative charge	212	5	21	1,584	—
Contract terminations	—	—	—	570	—
Payable for investments purchased	—	—	—	1,251	—
Total liabilities	2,189	46	199	19,564	3
Net assets applicable to contracts in accumulation period	1,604,619	35,725	161,621	12,085,163	—
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,684	100	—	9,308	2,541
Total net assets	$1,607,303	$35,825	$161,621	$12,094,471	$2,541
(1) Investment shares	28,478	3,848	18,870	1,319,781	238
(2) Investments, at cost	$914,805	$39,662	$153,963	$13,571,867	$2,145

See accompanying notes to financial statements.

20	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2024 (continued)	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP Baron Gro Opp, Serv Cl
Assets
Investments, at fair value(1),(2)	$82,354	$6,348,564	$385,171	$262,011	$58,134
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	121	12,008	611	322	74
Total assets	82,475	6,360,572	385,782	262,333	58,208

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	111	8,290	561	288	66
Administrative charge	10	848	50	34	8
Contract terminations	—	2,870	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	121	12,008	611	322	74
Net assets applicable to contracts in accumulation period	77,849	6,346,644	381,834	262,011	57,800
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	4,505	1,920	3,337	—	334
Total net assets	$82,354	$6,348,564	$385,171	$262,011	$58,134
(1) Investment shares	4,185	218,652	31,453	21,425	771
(2) Investments, at cost	$70,972	$3,795,923	$349,897	$183,894	$27,794

December 31, 2024 (continued)	LVIP JPM US Eq, Std Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl
Assets
Investments, at fair value(1),(2)	$226,421	$751,483	$808,079	$1,791,717	$293,174
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	301	955	903	3,558	398
Total assets	226,722	752,438	808,982	1,795,275	293,572

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	260	854	797	1,748	350
Administrative charge	30	101	106	237	39
Contract terminations	11	—	—	1,573	9
Payable for investments purchased	—	—	—	—	—
Total liabilities	301	955	903	3,558	398
Net assets applicable to contracts in accumulation period	226,236	750,164	807,103	1,788,714	292,977
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	185	1,319	976	3,003	197
Total net assets	$226,421	$751,483	$808,079	$1,791,717	$293,174
(1) Investment shares	5,089	18,910	20,779	76,799	21,229
(2) Investments, at cost	$169,026	$512,858	$544,640	$1,534,158	$347,319

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	21

Statements of Assets and Liabilities

December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl	MFS Utilities, Init Cl
Assets
Investments, at fair value(1),(2)	$1,333,921	$298,283	$31,447	$11,516,623	$2,167,782
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	2,192	376	32	14,059	2,766
Total assets	1,336,113	298,659	31,479	11,530,682	2,170,548

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,450	337	28	12,197	2,448
Administrative charge	176	39	4	1,516	287
Contract terminations	566	—	—	346	31
Payable for investments purchased	—	—	—	—	—
Total liabilities	2,192	376	32	14,059	2,766
Net assets applicable to contracts in accumulation period	1,332,129	294,756	31,447	11,515,771	2,167,322
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,792	3,527	—	852	460
Total net assets	$1,333,921	$298,283	$31,447	$11,516,623	$2,167,782
(1) Investment shares	124,086	8,381	1,351	508,685	63,348
(2) Investments, at cost	$1,764,491	$216,448	$28,680	$10,881,930	$1,798,553

December 31, 2024 (continued)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB
Assets
Investments, at fair value(1),(2)	$803,004	$59,060	$464,578	$389,472	$121,207
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	985	81	687	480	149
Total assets	803,989	59,141	465,265	389,952	121,356

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	878	74	625	429	133
Administrative charge	107	7	62	51	16
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	985	81	687	480	149
Net assets applicable to contracts in accumulation period	801,177	53,197	463,942	389,472	121,207
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,827	5,863	636	—	—
Total net assets	$803,004	$59,060	$464,578	$389,472	$121,207
(1) Investment shares	24,028	10,289	51,966	84,852	26,235
(2) Investments, at cost	$676,055	$94,645	$539,920	$566,761	$178,521

See accompanying notes to financial statements.

22	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2024 (continued)	Put VT Emerg Mkts Eq, Cl IB	Put VT Focused Intl Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Assets
Investments, at fair value(1),(2)	$200,973	$366,157	$589,463	$355,256	$71,773
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	235	448	718	435	88
Total assets	201,208	366,605	590,181	355,691	71,861

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	209	400	641	388	79
Administrative charge	26	48	77	47	9
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	235	448	718	435	88
Net assets applicable to contracts in accumulation period	200,851	366,157	586,756	355,256	71,773
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	122	—	2,707	—	—
Total net assets	$200,973	$366,157	$589,463	$355,256	$71,773
(1) Investment shares	10,456	24,807	37,593	62,216	12,726
(2) Investments, at cost	$174,726	$372,958	$548,098	$429,551	$84,001

December 31, 2024 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB	Put VT Lg Cap Gro, Cl IA	Put VT Lg Cap Gro, Cl IB
Assets
Investments, at fair value(1),(2)	$23,213	$2,862,503	$266	$622,646	$1,258,150
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	29	3,526	—	764	1,542
Total assets	23,242	2,866,029	266	623,410	1,259,692

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	26	3,003	—	682	1,377
Administrative charge	3	378	—	82	165
Contract terminations	—	145	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	29	3,526	—	764	1,542
Net assets applicable to contracts in accumulation period	22,754	2,861,529	—	622,646	1,258,150
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	459	974	266	—	—
Total net assets	$23,213	$2,862,503	$266	$622,646	$1,258,150
(1) Investment shares	2,894	185,998	22	34,649	73,148
(2) Investments, at cost	$30,964	$2,580,022	$208	$335,891	$699,568

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	23

Statements of Assets and Liabilities

December 31, 2024 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Assets
Investments, at fair value(1),(2)	$2,812,088	$2,861,891	$48,733	$304,130	$2,933,680
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	3,463	4,337	56	387	3,601
Total assets	2,815,551	2,866,228	48,789	304,517	2,937,281

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,092	2,914	50	347	3,215
Administrative charge	371	380	6	40	386
Contract terminations	—	1,043	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	3,463	4,337	56	387	3,601
Net assets applicable to contracts in accumulation period	2,812,088	2,860,865	45,751	301,243	2,933,680
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,026	2,982	2,887	—
Total net assets	$2,812,088	$2,861,891	$48,733	$304,130	$2,933,680
(1) Investment shares	85,370	88,275	1,124	26,515	58,081
(2) Investments, at cost	$2,084,922	$2,169,662	$19,938	$321,519	$1,765,088

December 31, 2024 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Assets
Investments, at fair value(1),(2)	$2,723,305	$336,139	$262,698	$178,799	$2,244,204
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	6
Receivable for share redemptions	3,187	449	331	206	2,767
Total assets	2,726,492	336,588	263,029	179,005	2,246,977

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,824	398	296	182	2,372
Administrative charge	363	44	35	24	296
Contract terminations	—	7	—	—	99
Payable for investments purchased	—	—	—	—	6
Total liabilities	3,187	449	331	206	2,773
Net assets applicable to contracts in accumulation period	2,718,567	336,006	262,465	178,692	2,244,102
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	4,738	133	233	107	102
Total net assets	$2,723,305	$336,139	$262,698	$178,799	$2,244,204
(1) Investment shares	56,383	34,476	27,887	21,160	163,096
(2) Investments, at cost	$1,670,922	$323,258	$241,180	$197,247	$2,209,247

See accompanying notes to financial statements.

24	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2024 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave VST Third Ave Value	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$5,345,638	$164,618	$219,904	$7,460,764	$59,350,836
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,215	—	—	—	—
Receivable for share redemptions	8,025	228	284	8,786	77,667
Total assets	5,355,878	164,846	220,188	7,469,550	59,428,503

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,071	207	255	7,798	69,817
Administrative charge	694	21	29	988	7,850
Contract terminations	260	—	—	—	—
Payable for investments purchased	2,215	—	—	—	—
Total liabilities	10,240	228	284	8,786	77,667
Net assets applicable to contracts in accumulation period	5,345,453	162,761	219,666	7,460,418	59,350,778
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	185	1,857	238	346	58
Total net assets	$5,345,638	$164,618	$219,904	$7,460,764	$59,350,836
(1) Investment shares	469,740	13,191	10,748	234,468	1,862,279
(2) Investments, at cost	$6,960,394	$158,871	$193,886	$3,282,452	$22,067,161

December 31, 2024 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$11,217,749	$33,522,817	$272,954	$26,470	$9,458,751
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	13,691	57,090	310	27	14,730
Total assets	11,231,440	33,579,907	273,264	26,497	9,473,481

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,193	38,330	274	24	11,731
Administrative charge	1,498	4,421	36	3	1,247
Contract terminations	—	14,339	—	—	1,752
Payable for investments purchased	—	—	—	—	—
Total liabilities	13,691	57,090	310	27	14,730
Net assets applicable to contracts in accumulation period	11,217,537	33,522,752	272,470	25,897	9,458,528
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	212	65	484	573	223
Total net assets	$11,217,749	$33,522,817	$272,954	$26,470	$9,458,751
(1) Investment shares	698,490	2,087,348	19,736	1,681	711,184
(2) Investments, at cost	$9,853,590	$26,675,925	$218,513	$18,057	$8,247,757

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	25

Statements of Assets and Liabilities

December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$24,928,717	$80,977,380	$148,717,527	$181,204,105	$547,871,195
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	33,915	105,628	201,784	207,201	734,692
Total assets	24,962,632	81,083,008	148,919,311	181,411,306	548,605,887

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	30,196	93,601	180,086	183,237	631,345
Administrative charge	3,276	10,727	19,716	23,914	72,461
Contract terminations	443	1,300	1,982	50	30,886
Payable for investments purchased	—	—	—	—	—
Total liabilities	33,915	105,628	201,784	207,201	734,692
Net assets applicable to contracts in accumulation period	24,928,622	80,977,295	148,717,477	181,204,001	547,871,070
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	95	85	50	104	125
Total net assets	$24,928,717	$80,977,380	$148,717,527	$181,204,105	$547,871,195
(1) Investment shares	1,654,195	4,204,433	7,944,312	7,773,664	23,473,487
(2) Investments, at cost	$19,037,141	$49,611,015	$98,587,840	$100,464,393	$269,475,401

December 31, 2024 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$30,435,072	$136,099,329	$20,858,099	$53,369,809	$625,918
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	1,449	—
Receivable for share redemptions	36,599	191,004	27,865	81,461	893
Total assets	30,471,671	136,290,333	20,885,964	53,452,719	626,811

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,525	166,077	22,114	63,646	810
Administrative charge	4,024	17,998	2,754	7,050	83
Contract terminations	50	6,929	2,997	10,765	—
Payable for investments purchased	—	—	—	1,449	—
Total liabilities	36,599	191,004	27,865	82,910	893
Net assets applicable to contracts in accumulation period	30,434,490	136,099,271	20,857,916	53,369,736	625,297
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	582	58	183	73	621
Total net assets	$30,435,072	$136,099,329	$20,858,099	$53,369,809	$625,918
(1) Investment shares	1,116,883	4,987,150	1,082,975	2,766,709	13,863
(2) Investments, at cost	$13,914,680	$55,055,437	$13,791,066	$32,192,043	$168,656

See accompanying notes to financial statements.

26	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Assets
Investments, at fair value(1),(2)	$8,114,853	$328,196	$4,286,637	$2,472,250	$4,700,161
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	23	—	—	—	—
Receivable for share redemptions	12,775	360	4,241	2,460	8,305
Total assets	8,127,651	328,556	4,290,878	2,474,710	4,708,466

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,748	317	3,672	2,135	6,273
Administrative charge	1,073	43	569	325	625
Contract terminations	954	—	—	—	1,407
Payable for investments purchased	23	—	—	—	—
Total liabilities	12,798	360	4,241	2,460	8,305
Net assets applicable to contracts in accumulation period	8,114,577	327,707	4,286,156	2,471,759	4,699,376
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	276	489	481	491	785
Total net assets	$8,114,853	$328,196	$4,286,637	$2,472,250	$4,700,161
(1) Investment shares	210,393	22,587	224,902	147,773	308,815
(2) Investments, at cost	$4,275,421	$256,288	$3,050,941	$1,936,714	$5,724,678

December 31, 2024 (continued)					Wanger Intl
Assets
Investments, at fair value(1),(2)					$4,142,853
Dividends receivable					—
Accounts receivable from RiverSource Life for contract purchase payments					3,296
Receivable for share redemptions					6,123
Total assets					4,152,272

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee					5,338
Administrative charge					534
Contract terminations					251
Payable for investments purchased					3,296
Total liabilities					9,419
Net assets applicable to contracts in accumulation period					4,142,442
Net assets applicable to contracts in payment period					—
Net assets applicable to seed money					411
Total net assets					$4,142,853
(1) Investment shares					224,667
(2) Investments, at cost					$5,264,084

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	27

Statements of Operations

Year ended December 31, 2024	AB VPS Bal Hedged Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$5,378	$194,758	$—	$57,099	$—
Variable account expenses	3,899	143,333	37,637	60,578	12,977
Investment income (loss) — net	1,479	51,425	(37,637)	(3,479)	(12,977)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,383	1,485,549	520,848	455,835	66,976
Cost of investments sold	14,279	1,354,505	321,324	364,822	47,808
Net realized gain (loss) on sales of investments	(1,896)	131,044	199,524	91,013	19,168
Distributions from capital gains	6,195	—	124,012	160,664	2,771
Net change in unrealized appreciation (depreciation) of investments	15,022	112,366	293,092	242,319	30,299
Net gain (loss) on investments	19,321	243,410	616,628	493,996	52,238
Net increase (decrease) in net assets resulting from operations	$20,800	$294,835	$578,991	$490,517	$39,261

Year ended December 31, 2024 (continued)	Allspg VT Dis All Cap Gro, Cl 1	Allspg VT Dis All Cap Gro, Cl 2	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2
Investment income
Dividend income	$—	$—	$73,480	$1,530	$1,950
Variable account expenses	4,289	242,051	79,412	7,451	55,153
Investment income (loss) — net	(4,289)	(242,051)	(5,932)	(5,921)	(53,203)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	42,725	3,849,056	582,161	14,025	671,872
Cost of investments sold	37,878	3,655,578	491,040	11,608	550,540
Net realized gain (loss) on sales of investments	4,847	193,478	91,121	2,417	121,332
Distributions from capital gains	15,788	808,686	355,397	55,499	408,130
Net change in unrealized appreciation (depreciation) of investments	46,596	2,142,407	252,984	18,797	41,983
Net gain (loss) on investments	67,231	3,144,571	699,502	76,713	571,445
Net increase (decrease) in net assets resulting from operations	$62,942	$2,902,520	$693,570	$70,792	$518,242

Year ended December 31, 2024 (continued)	Allspg VT Sm Cap Gro, Cl 2	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon Sus US Eq, Init	BNY Mellon VIF Appr, Serv
Investment income
Dividend income	$—	$480	$—	$2,480	$234
Variable account expenses	46,176	1,201	42,275	6,277	1,894
Investment income (loss) — net	(46,176)	(721)	(42,275)	(3,797)	(1,660)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	490,906	7,300	793,239	82,619	1,636
Cost of investments sold	509,751	5,843	527,316	54,955	1,672
Net realized gain (loss) on sales of investments	(18,845)	1,457	265,923	27,664	(36)
Distributions from capital gains	—	1,137	—	2,953	9,330
Net change in unrealized appreciation (depreciation) of investments	554,796	6,321	337,377	67,288	5,249
Net gain (loss) on investments	535,951	8,915	603,300	97,905	14,543
Net increase (decrease) in net assets resulting from operations	$489,775	$8,194	$561,025	$94,108	$12,883

See accompanying notes to financial statements.

28	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended December 31, 2024 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$64,405
Variable account expenses	1,543	33,718	210,378	265,374	92,285
Investment income (loss) — net	(1,543)	(33,718)	(210,378)	(265,374)	(27,880)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,601	361,156	2,861,863	3,408,908	954,354
Cost of investments sold	11,139	168,287	719,679	1,381,667	1,271,161
Net realized gain (loss) on sales of investments	2,462	192,869	2,142,184	2,027,241	(316,807)
Distributions from capital gains	3,065	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,493)	129,235	1,066,555	328,045	562,106
Net gain (loss) on investments	4,034	322,104	3,208,739	2,355,286	245,299
Net increase (decrease) in net assets resulting from operations	$2,491	$288,386	$2,998,361	$2,089,912	$217,419

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3
Investment income
Dividend income	$4,643	$922,981	$166,110	$13,005	$153,131
Variable account expenses	1,194	295,677	47,267	2,903	47,867
Investment income (loss) — net	3,449	627,304	118,843	10,102	105,264

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,817	3,365,770	491,955	7,672	603,914
Cost of investments sold	2,817	3,365,715	523,184	9,665	708,548
Net realized gain (loss) on sales of investments	—	55	(31,229)	(1,993)	(104,634)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(54)	59,272	2,237	113,889
Net gain (loss) on investments	—	1	28,043	244	9,255
Net increase (decrease) in net assets resulting from operations	$3,449	$627,305	$146,886	$10,346	$114,519

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3
Investment income
Dividend income	$297,049	$—	$—	$—	$13,920
Variable account expenses	94,211	2,077	13,021	79,983	4,694
Investment income (loss) — net	202,838	(2,077)	(13,021)	(79,983)	9,226

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,053,451	195,026	127,783	979,591	33,393
Cost of investments sold	1,269,496	73,117	33,965	227,632	31,514
Net realized gain (loss) on sales of investments	(216,045)	121,909	93,818	751,959	1,879
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	37,005	(74,188)	112,792	574,091	(4,832)
Net gain (loss) on investments	(179,040)	47,721	206,610	1,326,050	(2,953)
Net increase (decrease) in net assets resulting from operations	$23,798	$45,644	$193,589	$1,246,067	$6,273

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	29

Statements of Operations

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$4,054
Variable account expenses	1,724	24,966	403	9,519	12,575
Investment income (loss) — net	(1,724)	(24,966)	(403)	(9,519)	(8,521)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,197	294,993	13,989	60,189	166,157
Cost of investments sold	2,264	96,291	4,863	21,390	172,284
Net realized gain (loss) on sales of investments	3,933	198,702	9,126	38,799	(6,127)
Distributions from capital gains	—	—	—	—	33,332
Net change in unrealized appreciation (depreciation) of investments	7,665	156,769	(5,740)	50,747	31,201
Net gain (loss) on investments	11,598	355,471	3,386	89,546	58,406
Net increase (decrease) in net assets resulting from operations	$9,874	$330,505	$2,983	$80,027	$49,885

Year ended December 31, 2024 (continued)	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 3
Investment income
Dividend income	$483	$3,870	$120,083	$414	$22,329
Variable account expenses	265	1,456	56,438	238	19,985
Investment income (loss) — net	218	2,414	63,645	176	2,344

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	273	15,480	649,396	1,003	224,555
Cost of investments sold	263	18,035	745,089	1,984	308,610
Net realized gain (loss) on sales of investments	10	(2,555)	(95,693)	(981)	(84,055)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,967	389	30,173	1,216	49,523
Net gain (loss) on investments	3,977	(2,166)	(65,520)	235	(34,532)
Net increase (decrease) in net assets resulting from operations	$4,195	$248	$(1,875)	$411	$(32,188)

Year ended December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Investment income
Dividend income	$—	$—	$44,018	$4,564	$2,548
Variable account expenses	15,244	471	9,401	3,191	2,243
Investment income (loss) — net	(15,244)	(471)	34,617	1,373	305

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	370,039	972	84,428	25,910	5,998
Cost of investments sold	143,762	320	88,864	19,293	4,202
Net realized gain (loss) on sales of investments	226,277	652	(4,436)	6,617	1,796
Distributions from capital gains	—	—	—	7,873	4,761
Net change in unrealized appreciation (depreciation) of investments	(37,712)	2,015	2,045	17,172	12,392
Net gain (loss) on investments	188,565	2,667	(2,391)	31,662	18,949
Net increase (decrease) in net assets resulting from operations	$173,321	$2,196	$32,226	$33,035	$19,254

See accompanying notes to financial statements.

30	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended December 31, 2024 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Investment income
Dividend income	$2,957	$13,078	$461	$16,266	$840
Variable account expenses	42,005	563,902	11,884	18,287	947
Investment income (loss) — net	(39,048)	(550,824)	(11,423)	(2,021)	(107)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	468,174	11,551,414	143,708	149,226	975
Cost of investments sold	284,174	6,801,461	105,039	90,996	556
Net realized gain (loss) on sales of investments	184,000	4,749,953	38,669	58,230	419
Distributions from capital gains	394,408	4,027,759	39,678	79,250	4,520
Net change in unrealized appreciation (depreciation) of investments	342,735	1,771,272	113,418	86,651	6,729
Net gain (loss) on investments	921,143	10,548,984	191,765	224,131	11,668
Net increase (decrease) in net assets resulting from operations	$882,095	$9,998,160	$180,342	$222,110	$11,561

Year ended December 31, 2024 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Investment income
Dividend income	$—	$—	$33,245	$15,782	$186,681
Variable account expenses	516	30,546	7,596	3,706	97,383
Investment income (loss) — net	(516)	(30,546)	25,649	12,076	89,298

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	529	421,792	93,711	23,362	1,026,662
Cost of investments sold	317	284,542	110,194	25,904	1,167,971
Net realized gain (loss) on sales of investments	212	137,250	(16,483)	(2,542)	(141,309)
Distributions from capital gains	9,817	482,565	—	—	—
Net change in unrealized appreciation (depreciation) of investments	894	(50,024)	31,708	8,137	49,131
Net gain (loss) on investments	10,923	569,791	15,225	5,595	(92,178)
Net increase (decrease) in net assets resulting from operations	$10,407	$539,245	$40,874	$17,671	$(2,880)

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Investment income
Dividend income	$21,991	$39,254	$682	$42,676	$27,916
Variable account expenses	63,106	170,918	635	51,374	20,641
Investment income (loss) — net	(41,115)	(131,664)	47	(8,698)	7,275

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	644,584	2,134,676	3,839	589,041	141,604
Cost of investments sold	524,591	1,795,029	2,656	423,566	171,621
Net realized gain (loss) on sales of investments	119,993	339,647	1,183	165,475	(30,017)
Distributions from capital gains	608,685	1,539,587	1,965	138,249	—
Net change in unrealized appreciation (depreciation) of investments	9,448	(40,488)	(1,810)	(184,513)	1,665
Net gain (loss) on investments	738,126	1,838,746	1,338	119,211	(28,352)
Net increase (decrease) in net assets resulting from operations	$697,011	$1,707,082	$1,385	$110,513	$(21,077)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	31

Statements of Operations

Year ended December 31, 2024 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Investment income
Dividend income	$199,452	$337,272	$2,152	$27,291	$—
Variable account expenses	57,877	240,052	3,776	40,309	70,045
Investment income (loss) — net	141,575	97,220	(1,624)	(13,018)	(70,045)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	478,891	2,921,569	34,291	335,643	775,850
Cost of investments sold	488,679	2,818,045	29,784	353,400	873,100
Net realized gain (loss) on sales of investments	(9,788)	103,524	4,507	(17,757)	(97,250)
Distributions from capital gains	16,341	350,734	10,238	67,455	—
Net change in unrealized appreciation (depreciation) of investments	61,991	1,133,572	5,383	245,328	666,700
Net gain (loss) on investments	68,544	1,587,830	20,128	295,026	569,450
Net increase (decrease) in net assets resulting from operations	$210,119	$1,685,050	$18,504	$282,008	$499,405

Year ended December 31, 2024 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Investment income
Dividend income	$165	$91,571	$—	$10,904	$—
Variable account expenses	227	153,125	2,943	23,733	41,053
Investment income (loss) — net	(62)	(61,554)	(2,943)	(12,829)	(41,053)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,041	1,841,460	5,146	263,791	412,771
Cost of investments sold	12,005	1,641,334	4,178	188,694	294,236
Net realized gain (loss) on sales of investments	1,036	200,126	968	75,097	118,535
Distributions from capital gains	192	523,543	16,243	235,574	—
Net change in unrealized appreciation (depreciation) of investments	208	318,425	36,273	111,892	779,700
Net gain (loss) on investments	1,436	1,042,094	53,484	422,563	898,235
Net increase (decrease) in net assets resulting from operations	$1,374	$980,540	$50,541	$409,734	$857,182

Year ended December 31, 2024 (continued)	Invesco VI Am Fran, Ser II	Invesco VI American Value, Ser II	Invesco VI Cap Appr, Ser I	Invesco VI Cap Appr, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$—	$42,989	$—	$—	$331,432
Variable account expenses	12,733	83,457	13,794	143,580	380,301
Investment income (loss) — net	(12,733)	(40,468)	(13,794)	(143,580)	(48,869)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	52,827	1,390,635	123,628	2,353,644	4,716,897
Cost of investments sold	40,624	1,426,218	100,653	1,926,302	3,421,335
Net realized gain (loss) on sales of investments	12,203	(35,583)	22,975	427,342	1,295,562
Distributions from capital gains	—	128,900	—	—	1,554,638
Net change in unrealized appreciation (depreciation) of investments	215,714	1,358,859	256,599	2,196,894	34,093
Net gain (loss) on investments	227,917	1,452,176	279,574	2,624,236	2,884,293
Net increase (decrease) in net assets resulting from operations	$215,184	$1,411,708	$265,780	$2,480,656	$2,835,424

See accompanying notes to financial statements.

32	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended December 31, 2024 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I
Investment income
Dividend income	$35,316	$211	$—	$—	$9,393
Variable account expenses	73,209	545	980	5,234	7,676
Investment income (loss) — net	(37,893)	(334)	(980)	(5,234)	1,717

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	874,410	9,648	2,854	127,848	39,915
Cost of investments sold	739,622	8,264	2,904	133,561	30,232
Net realized gain (loss) on sales of investments	134,788	1,384	(50)	(5,713)	9,683
Distributions from capital gains	424,131	3,653	—	—	2,792
Net change in unrealized appreciation (depreciation) of investments	599,413	4,691	14,466	87,945	(17,355)
Net gain (loss) on investments	1,158,332	9,728	14,416	82,232	(4,880)
Net increase (decrease) in net assets resulting from operations	$1,120,439	$9,394	$13,436	$76,998	$(3,163)

Year ended December 31, 2024 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Investment income
Dividend income	$7,523	$—	$—	$1,715	$297,570
Variable account expenses	8,168	15	26,440	796	174,972
Investment income (loss) — net	(645)	(15)	(26,440)	919	122,598

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	102,277	85	321,036	6,637	1,965,243
Cost of investments sold	93,306	70	274,627	7,971	2,215,677
Net realized gain (loss) on sales of investments	8,971	15	46,409	(1,334)	(250,434)
Distributions from capital gains	2,605	64	115,571	—	—
Net change in unrealized appreciation (depreciation) of investments	(15,567)	80	121,859	1,395	271,492
Net gain (loss) on investments	(3,991)	159	283,839	61	21,058
Net increase (decrease) in net assets resulting from operations	$(4,636)	$144	$257,399	$980	$143,656

Year ended December 31, 2024 (continued)	Invesco VI Gro & Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser I	Invesco VI Mn St Mid Cap, Ser II	Invesco VI Mn St Sm Cap, Ser II
Investment income
Dividend income	$4,620	$—	$—	$742	$—
Variable account expenses	5,795	702	430	10,594	25,056
Investment income (loss) — net	(1,175)	(702)	(430)	(9,852)	(25,056)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments: Proceeds from sales	106,019	1,521	502	151,574	289,401
Cost of investments sold	97,932	1,427	509	152,674	217,351
Net realized gain (loss) on sales of investments	8,087	94	(7)	(1,100)	72,050
Distributions from capital gains	23,756	—	3,066	14,864	69,641
Net change in unrealized appreciation (depreciation) of investments	23,215	1,691	3,203	82,581	82,945
Net gain (loss) on investments	55,058	1,785	6,262	96,345	224,636
Net increase (decrease) in net assets resulting from operations	$53,883	$1,083	$5,832	$86,493	$199,580

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	33

Statements of Operations

Year ended December 31, 2024 (continued)	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Investment income
Dividend income	$24,266	$4,453	$7,320	$—	$1,913
Variable account expenses	16,623	10,136	13,694	2,837	2,248
Investment income (loss) — net	7,643	(5,683)	(6,374)	(2,837)	(335)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	126,712	58,773	83,001	9,654	25,065
Cost of investments sold	74,593	42,938	51,160	4,787	21,432
Net realized gain (loss) on sales of investments	52,119	15,835	31,841	4,867	3,633
Distributions from capital gains	—	31,156	31,068	—	—
Net change in unrealized appreciation (depreciation) of investments	91,985	47,270	128,816	43,845	2,499
Net gain (loss) on investments	144,104	94,261	191,725	48,712	6,132
Net increase (decrease) in net assets resulting from operations	$151,747	$88,578	$185,351	$45,875	$5,797

Year ended December 31, 2024 (continued)	Janus Henderson VIT Res, Serv	Lazard Retire Intl Eq, Serv	LVIP AC Disc Core Val, Std Cl II	LVIP AC Inflation Prot, Serv Cl	LVIP AC Intl, Serv Cl
Investment income
Dividend income	$—	$1,062	$2,169	$455,244	$36
Variable account expenses	24,686	535	2,425	211,005	33
Investment income (loss) — net	(24,686)	527	(256)	244,239	3

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	400,317	583	29,951	1,843,627	46
Cost of investments sold	257,893	624	29,261	2,009,941	37
Net realized gain (loss) on sales of investments	142,424	(41)	690	(166,314)	9
Distributions from capital gains	45,987	86	—	—	—
Net change in unrealized appreciation (depreciation) of investments	281,861	838	18,325	(77,300)	19
Net gain (loss) on investments	470,272	883	19,015	(243,614)	28
Net increase (decrease) in net assets resulting from operations	$445,586	$1,410	$18,759	$625	$31

Year ended December 31, 2024 (continued)	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP Baron Gro Opp, Serv Cl
Investment income
Dividend income	$1,956	$—	$10,621	$7,872	$132
Variable account expenses	1,363	103,901	6,809	3,984	849
Investment income (loss) — net	593	(103,901)	3,812	3,888	(717)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,372	1,640,006	11,100	51,985	1,935
Cost of investments sold	1,177	1,057,124	10,135	35,643	942
Net realized gain (loss) on sales of investments	195	582,882	965	16,342	993
Distributions from capital gains	3,787	558,233	21,330	16,516	265
Net change in unrealized appreciation (depreciation) of investments	607	468,253	(202)	(15,030)	1,654
Net gain (loss) on investments	4,589	1,609,368	22,093	17,828	2,912
Net increase (decrease) in net assets resulting from operations	$5,182	$1,505,467	$25,905	$21,716	$2,195

See accompanying notes to financial statements.

34	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended December 31, 2024 (continued)	LVIP JPM US Eq, Std Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl
Investment income
Dividend income	$1,124	$5,935	$3,589	$2,337	$—
Variable account expenses	3,248	11,676	9,949	23,110	4,574
Investment income (loss) — net	(2,124)	(5,741)	(6,360)	(20,773)	(4,574)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	44,916	228,086	28,539	219,781	32,115
Cost of investments sold	36,453	155,141	19,032	189,308	39,452
Net realized gain (loss) on sales of investments	8,463	72,945	9,507	30,473	(7,337)
Distributions from capital gains	9,416	60,386	56,002	162,581	—
Net change in unrealized appreciation (depreciation) of investments	27,857	8,013	63,513	69,471	26,771
Net gain (loss) on investments	45,736	141,344	129,022	262,525	19,434
Net increase (decrease) in net assets resulting from operations	$43,612	$135,603	$122,662	$241,752	$14,860

Year ended December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl	MFS Utilities, Init Cl
Investment income
Dividend income	$—	$1,730	$777	$282,314	$50,868
Variable account expenses	19,264	4,169	368	166,015	31,701
Investment income (loss) — net	(19,264)	(2,439)	409	116,299	19,167

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	193,879	24,603	1,325	1,731,713	223,771
Cost of investments sold	271,484	17,746	1,178	1,589,366	188,177
Net realized gain (loss) on sales of investments	(77,605)	6,857	147	142,347	35,594
Distributions from capital gains	—	16,636	1,503	605,561	62,771
Net change in unrealized appreciation (depreciation) of investments	164,312	23,934	(109)	(129,938)	98,538
Net gain (loss) on investments	86,707	47,427	1,541	617,970	196,903
Net increase (decrease) in net assets resulting from operations	$67,443	$44,988	$1,950	$734,269	$216,070

Year ended December 31, 2024 (continued)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB
Investment income
Dividend income	$18,040	$—	$34,540	$25,060	$8,028
Variable account expenses	12,007	745	9,451	5,567	1,811
Investment income (loss) — net	6,033	(745)	25,089	19,493	6,217

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	159,451	3,850	194,656	28,922	22,473
Cost of investments sold	137,150	8,310	222,197	42,799	33,579
Net realized gain (loss) on sales of investments	22,301	(4,460)	(27,541)	(13,877)	(11,106)
Distributions from capital gains	25,117	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	30,734	21,934	14,651	12,159	10,386
Net gain (loss) on investments	78,152	17,474	(12,890)	(1,718)	(720)
Net increase (decrease) in net assets resulting from operations	$84,185	$16,729	$12,199	$17,775	$5,497

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	35

Statements of Operations

Year ended December 31, 2024 (continued)	Put VT Emerg Mkts Eq, Cl IB	Put VT Focused Intl Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Investment income
Dividend income	$3,020	$7,116	$3,548	$20,588	$4,536
Variable account expenses	2,780	5,353	10,123	4,948	1,071
Investment income (loss) — net	240	1,763	(6,575)	15,640	3,465

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	32,034	23,210	191,972	17,348	15,067
Cost of investments sold	26,807	23,135	161,175	21,584	18,103
Net realized gain (loss) on sales of investments	5,227	75	30,797	(4,236)	(3,036)
Distributions from capital gains	—	—	32,675	—	—
Net change in unrealized appreciation (depreciation) of investments	22,607	6,900	(43,492)	11,234	4,280
Net gain (loss) on investments	27,834	6,975	19,980	6,998	1,244
Net increase (decrease) in net assets resulting from operations	$28,074	$8,738	$13,405	$22,638	$4,709

Year ended December 31, 2024 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB	Put VT Lg Cap Gro, Cl IA	Put VT Lg Cap Gro, Cl IB
Investment income
Dividend income	$1,305	$69,250	$6	$538	$—
Variable account expenses	337	42,728	4	8,078	16,365
Investment income (loss) — net	968	26,522	2	(7,540)	(16,365)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,037	533,312	4	46,084	108,111
Cost of investments sold	4,074	467,971	3	28,253	67,847
Net realized gain (loss) on sales of investments	(1,037)	65,341	1	17,831	40,264
Distributions from capital gains	—	—	1	23,706	49,278
Net change in unrealized appreciation (depreciation) of investments	318	(26,433)	6	121,708	239,745
Net gain (loss) on investments	(719)	38,908	8	163,245	329,287
Net increase (decrease) in net assets resulting from operations	$249	$65,430	$10	$155,705	$312,922

Year ended December 31, 2024 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Investment income
Dividend income	$36,375	$33,538	$197	$5,640	$11,187
Variable account expenses	39,970	39,655	637	9,125	41,218
Investment income (loss) — net	(3,595)	(6,117)	(440)	(3,485)	(30,031)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	208,481	495,731	8,646	368,935	259,276
Cost of investments sold	156,266	380,151	4,804	368,824	161,849
Net realized gain (loss) on sales of investments	52,215	115,580	3,842	111	97,427
Distributions from capital gains	124,899	136,507	312	27,370	18,436
Net change in unrealized appreciation (depreciation) of investments	275,850	237,137	6,913	28,019	468,860
Net gain (loss) on investments	452,964	489,224	11,067	55,500	584,723
Net increase (decrease) in net assets resulting from operations	$449,369	$483,107	$10,627	$52,015	$554,692

See accompanying notes to financial statements.

36	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended December 31, 2024 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Investment income
Dividend income	$6,190	$—	$3,175	$6,950	$59,886
Variable account expenses	39,968	4,855	4,056	2,422	33,462
Investment income (loss) — net	(33,778)	(4,855)	(881)	4,528	26,424

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	830,293	25,398	50,028	55,598	308,059
Cost of investments sold	549,485	25,779	44,769	65,868	289,954
Net realized gain (loss) on sales of investments	280,808	(381)	5,259	(10,270)	18,105
Distributions from capital gains	20,067	22,568	10,731	1,336	—
Net change in unrealized appreciation (depreciation) of investments	318,408	18,422	(9,767)	13,613	(92,454)
Net gain (loss) on investments	619,283	40,609	6,223	4,679	(74,349)
Net increase (decrease) in net assets resulting from operations	$585,505	$35,754	$5,342	$9,207	$(47,925)

Year ended December 31, 2024 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave VST Third Ave Value	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$1,630	$6,015	$—	$—
Variable account expenses	97,567	3,124	3,518	108,601	940,222
Investment income (loss) — net	(97,567)	(1,494)	2,497	(108,601)	(940,222)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,028,894	116,699	14,347	2,121,318	11,570,613
Cost of investments sold	1,264,801	111,620	11,305	1,005,455	4,546,202
Net realized gain (loss) on sales of investments	(235,907)	5,079	3,042	1,115,863	7,024,411
Distributions from capital gains	—	558	18,395	—	—
Net change in unrealized appreciation (depreciation) of investments	(430,135)	5,641	(32,255)	(76,656)	782,803
Net gain (loss) on investments	(666,042)	11,278	(10,818)	1,039,207	7,807,214
Net increase (decrease) in net assets resulting from operations	$(763,609)	$9,784	$(8,321)	$930,606	$6,866,992

Year ended December 31, 2024 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man VolConserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	159,882	525,819	3,814	322	159,258
Investment income (loss) — net	(159,882)	(525,819)	(3,814)	(322)	(159,258)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,448,970	7,830,714	44,125	3,118	1,873,967
Cost of investments sold	3,088,709	6,379,334	35,504	2,184	1,668,360
Net realized gain (loss) on sales of investments	360,261	1,451,380	8,621	934	205,607
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	121,854	148,753	18,330	2,095	225,027
Net gain (loss) on investments	482,115	1,600,133	26,951	3,029	430,634
Net increase (decrease) in net assets resulting from operations	$322,233	$1,074,314	$23,137	$2,707	$271,376

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	37

Statements of Operations

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	403,822	1,245,933	2,427,893	2,474,107	8,625,412
Investment income (loss) — net	(403,822)	(1,245,933)	(2,427,893)	(2,474,107)	(8,625,412)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,893,127	14,131,251	27,964,383	30,216,039	110,775,218
Cost of investments sold	3,830,076	8,971,936	18,994,001	17,106,809	55,575,140
Net realized gain (loss) on sales of investments	1,063,051	5,159,315	8,970,382	13,109,230	55,200,078
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	670,465	4,478,818	5,491,102	2,826,614	(5,575,404)
Net gain (loss) on investments	1,733,516	9,638,133	14,461,484	15,935,844	49,624,674
Net increase (decrease) in net assets resulting from operations	$1,329,694	$8,392,200	$12,033,591	$13,461,737	$40,999,262

Year ended December 31, 2024 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	448,314	2,202,916	306,653	869,713	11,089
Investment income (loss) — net	(448,314)	(2,202,916)	(306,653)	(869,713)	(11,089)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,537,629	23,125,252	4,983,355	11,966,538	217,766
Cost of investments sold	3,614,390	9,693,968	3,302,145	7,358,361	68,479
Net realized gain (loss) on sales of investments	3,923,239	13,431,284	1,681,210	4,608,177	149,287
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(454,961)	1,488,664	(265,914)	(982,607)	(5,383)
Net gain (loss) on investments	3,468,278	14,919,948	1,415,296	3,625,570	143,904
Net increase (decrease) in net assets resulting from operations	$3,019,964	$12,717,032	$1,108,643	$2,755,857	$132,815

Year ended December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	143,523	4,292	46,710	27,171	83,270
Investment income (loss) — net	(143,523)	(4,292)	(46,710)	(27,171)	(83,270)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,743,177	56,349	393,948	369,963	1,271,738
Cost of investments sold	934,844	45,960	292,632	302,703	1,636,186
Net realized gain (loss) on sales of investments	808,333	10,389	101,316	67,260	(364,448)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(145,015)	20,184	540,052	218,007	1,042,813
Net gain (loss) on investments	663,318	30,573	641,368	285,267	678,365
Net increase (decrease) in net assets resulting from operations	$519,795	$26,281	$594,658	$258,096	$595,095

See accompanying notes to financial statements.

38	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended December 31, 2024 (continued)	Wanger Intl
Investment income
Dividend income	$61,225
Variable account expenses	72,691
Investment income (loss) — net	(11,466)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments: Proceeds from sales	678,585
Cost of investments sold	808,250
Net realized gain (loss) on sales of investments	(129,665)
Distributions from capital gains	—
Net change in unrealized appreciation (depreciation) of investments	(289,088)
Net gain (loss) on investments	(418,753)
Net increase (decrease) in net assets resulting from operations	$(430,219)
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	39

Statements of Changes in Net Assets

Year ended December 31, 2024	AB VPS Bal Hedged Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$1,479	$51,425	$(37,637)	$(3,479)	$(12,977)
Net realized gain (loss) on sales of investments	(1,896)	131,044	199,524	91,013	19,168
Distributions from capital gains	6,195	—	124,012	160,664	2,771
Net change in unrealized appreciation (depreciation) of investments	15,022	112,366	293,092	242,319	30,299
Net increase (decrease) in net assets resulting from operations	20,800	294,835	578,991	490,517	39,261

Contract transactions
Contract purchase payments	75	23,044	17,377	8,990	221
Net transfers(1)	287	542,857	18,254	13,378	11,784
Adjustments to net assets allocated to contracts in payment period	—	(30,251)	—	—	—
Contract charges	(1,002)	(42,895)	(4,709)	(9,241)	(1,865)
Contract terminations:
Surrender benefits	(6,534)	(819,481)	(154,453)	(295,812)	(43,870)
Death benefits	(749)	(368,599)	(302,946)	(86,336)	(8,077)
Increase (decrease) from transactions	(7,923)	(695,325)	(426,477)	(369,021)	(41,807)
Net assets at beginning of year	292,627	8,499,440	2,623,531	4,370,634	876,475
Net assets at end of year	$305,504	$8,098,950	$2,776,045	$4,492,130	$873,929

Accumulation unit activity
Units outstanding at beginning of year	149,364	6,628,771	743,310	1,237,732	541,197
Units purchased	211	431,845	14,144	6,610	9,868
Units redeemed	(4,248)	(910,117)	(106,334)	(94,707)	(38,924)
Units outstanding at end of year	145,327	6,150,499	651,120	1,149,635	512,141

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Dis All Cap Gro, Cl 1	Allspg VT Dis All Cap Gro, Cl 2	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2
Operations
Investment income (loss) — net	$(4,289)	$(242,051)	$(5,932)	$(5,921)	$(53,203)
Net realized gain (loss) on sales of investments	4,847	193,478	91,121	2,417	121,332
Distributions from capital gains	15,788	808,686	355,397	55,499	408,130
Net change in unrealized appreciation (depreciation) of investments	46,596	2,142,407	252,984	18,797	41,983
Net increase (decrease) in net assets resulting from operations	62,942	2,902,520	693,570	70,792	518,242

Contract transactions
Contract purchase payments	—	4,451	—	—	4,555
Net transfers(1)	21	(651,987)	(22,297)	665	(59,026)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(532)	(53,659)	(2,110)	(816)	(12,100)
Contract terminations:
Surrender benefits	(4,877)	(2,157,692)	(258,181)	(4,788)	(466,489)
Death benefits	(32,748)	(636,463)	(217,419)	(1,034)	(73,882)
Increase (decrease) from transactions	(38,136)	(3,495,350)	(500,007)	(5,973)	(606,942)
Net assets at beginning of year	339,700	16,337,379	5,367,334	515,089	4,086,978
Net assets at end of year	$364,506	$15,744,549	$5,560,897	$579,908	$3,998,278

Accumulation unit activity
Units outstanding at beginning of year	84,371	2,643,012	1,835,228	138,806	1,135,891
Units purchased	68	610	847	166	1,524
Units redeemed	(8,884)	(496,048)	(159,283)	(1,623)	(158,391)
Units outstanding at end of year	75,555	2,147,574	1,676,792	137,349	979,024

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	41

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Sm Cap Gro, Cl 2	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon Sus US Eq, Init	BNY Mellon VIF Appr, Serv
Operations
Investment income (loss) — net	$(46,176)	$(721)	$(42,275)	$(3,797)	$(1,660)
Net realized gain (loss) on sales of investments	(18,845)	1,457	265,923	27,664	(36)
Distributions from capital gains	—	1,137	—	2,953	9,330
Net change in unrealized appreciation (depreciation) of investments	554,796	6,321	337,377	67,288	5,249
Net increase (decrease) in net assets resulting from operations	489,775	8,194	561,025	94,108	12,883

Contract transactions
Contract purchase payments	1,324	—	7,185	225	—
Net transfers(1)	(41,216)	(6,099)	(276,996)	(4,637)	(3)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(9,321)	—	(11,658)	(362)	(10)
Contract terminations:
Surrender benefits	(267,391)	—	(258,443)	(38,853)	—
Death benefits	(86,173)	—	(100,059)	(32,490)	—
Increase (decrease) from transactions	(402,777)	(6,099)	(639,971)	(76,117)	(13)
Net assets at beginning of year	3,022,152	74,794	2,609,069	417,715	118,843
Net assets at end of year	$3,109,150	$76,889	$2,530,123	$435,706	$131,713

Accumulation unit activity
Units outstanding at beginning of year	1,566,931	20,751	497,646	166,149	27,698
Units purchased	12,777	—	1,688	—	—
Units redeemed	(180,327)	(1,588)	(107,516)	(26,643)	(3)
Units outstanding at end of year	1,399,381	19,163	391,818	139,506	27,695

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(1,543)	$(33,718)	$(210,378)	$(265,374)	$(27,880)
Net realized gain (loss) on sales of investments	2,462	192,869	2,142,184	2,027,241	(316,807)
Distributions from capital gains	3,065	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,493)	129,235	1,066,555	328,045	562,106
Net increase (decrease) in net assets resulting from operations	2,491	288,386	2,998,361	2,089,912	217,419

Contract transactions
Contract purchase payments	—	397	40,007	31,023	14,776
Net transfers(1)	(203)	(73,831)	(688,779)	(461,365)	336,115
Adjustments to net assets allocated to contracts in payment period	—	(14,547)	(10,745)	(36,118)	—
Contract charges	(83)	(3,195)	(48,776)	(70,721)	(27,404)
Contract terminations:
Surrender benefits	(11,771)	(100,255)	(1,419,600)	(1,701,092)	(537,100)
Death benefits	—	(71,742)	(471,809)	(611,788)	(239,339)
Increase (decrease) from transactions	(12,057)	(263,173)	(2,599,702)	(2,850,061)	(452,952)
Net assets at beginning of year	100,174	2,356,696	13,413,220	16,147,034	5,548,383
Net assets at end of year	$90,608	$2,381,909	$13,811,879	$15,386,885	$5,312,850

Accumulation unit activity
Units outstanding at beginning of year	29,935	636,784	4,034,744	4,373,719	2,278,667
Units purchased	—	651	10,510	20,382	143,725
Units redeemed	(3,805)	(67,346)	(696,045)	(708,963)	(318,657)
Units outstanding at end of year	26,130	570,089	3,349,209	3,685,138	2,103,735

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	43

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$3,449	$627,304	$118,843	$10,102	$105,264
Net realized gain (loss) on sales of investments	—	55	(31,229)	(1,993)	(104,634)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(54)	59,272	2,237	113,889
Net increase (decrease) in net assets resulting from operations	3,449	627,305	146,886	10,346	114,519

Contract transactions
Contract purchase payments	350	30,500	3,701	—	19,509
Net transfers(1)	3,926	6,493,731	208,160	647	153,296
Adjustments to net assets allocated to contracts in payment period	—	(6,917)	—	—	—
Contract charges	(64)	(60,702)	(11,909)	(33)	(15,530)
Contract terminations:
Surrender benefits	(1,605)	(2,207,351)	(231,602)	(4,737)	(372,491)
Death benefits	—	(769,455)	(161,610)	—	(166,978)
Increase (decrease) from transactions	2,607	3,479,806	(193,260)	(4,123)	(382,194)
Net assets at beginning of year	90,455	17,346,883	2,923,675	225,484	2,976,056
Net assets at end of year	$96,511	$21,453,994	$2,877,301	$231,707	$2,708,381

Accumulation unit activity
Units outstanding at beginning of year	89,286	17,890,265	1,167,615	188,020	1,314,288
Units purchased	4,184	6,653,234	86,485	522	81,335
Units redeemed	(1,593)	(3,073,244)	(168,084)	(3,804)	(250,909)
Units outstanding at end of year	91,877	21,470,255	1,086,016	184,738	1,144,714

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3
Operations
Investment income (loss) — net	$202,838	$(2,077)	$(13,021)	$(79,983)	$9,226
Net realized gain (loss) on sales of investments	(216,045)	121,909	93,818	751,959	1,879
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	37,005	(74,188)	112,792	574,091	(4,832)
Net increase (decrease) in net assets resulting from operations	23,798	45,644	193,589	1,246,067	6,273

Contract transactions
Contract purchase payments	56,075	—	44	175	126
Net transfers(1)	212,632	(72,901)	(58,062)	(78,524)	(2,143)
Adjustments to net assets allocated to contracts in payment period	(93,608)	—	—	(81,888)	—
Contract charges	(27,270)	(21)	(923)	(9,577)	(222)
Contract terminations:
Surrender benefits	(581,233)	(17,481)	(11,336)	(504,990)	(20,438)
Death benefits	(77,405)	(29,205)	(43,055)	(153,763)	(5,865)
Increase (decrease) from transactions	(510,809)	(119,608)	(113,332)	(828,567)	(28,542)
Net assets at beginning of year	6,555,171	236,583	718,306	5,773,687	327,546
Net assets at end of year	$6,068,160	$162,619	$798,563	$6,191,187	$305,277

Accumulation unit activity
Units outstanding at beginning of year	4,195,276	54,861	173,293	1,433,873	150,630
Units purchased	224,512	—	—	1,417	51
Units redeemed	(532,619)	(25,864)	(32,814)	(193,003)	(11,739)
Units outstanding at end of year	3,887,169	28,997	140,479	1,242,287	138,942

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	45

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(1,724)	$(24,966)	$(403)	$(9,519)	$(8,521)
Net realized gain (loss) on sales of investments	3,933	198,702	9,126	38,799	(6,127)
Distributions from capital gains	—	—	—	—	33,332
Net change in unrealized appreciation (depreciation) of investments	7,665	156,769	(5,740)	50,747	31,201
Net increase (decrease) in net assets resulting from operations	9,874	330,505	2,983	80,027	49,885

Contract transactions
Contract purchase payments	—	168	—	—	256
Net transfers(1)	(4)	(64,384)	(517)	507	(62,828)
Adjustments to net assets allocated to contracts in payment period	—	(3,139)	—	—	—
Contract charges	(13)	(3,998)	(81)	(1,086)	(4,381)
Contract terminations:
Surrender benefits	(4,456)	(113,066)	(12,986)	(47,813)	(62,737)
Death benefits	—	(59,589)	—	—	(9,399)
Increase (decrease) from transactions	(4,473)	(244,008)	(13,584)	(48,392)	(139,089)
Net assets at beginning of year	94,950	1,631,170	30,812	647,075	814,620
Net assets at end of year	$100,351	$1,717,667	$20,211	$678,710	$725,416

Accumulation unit activity
Units outstanding at beginning of year	26,890	383,210	11,193	182,117	226,259
Units purchased	—	802	—	454	67
Units redeemed	(1,282)	(52,391)	(5,269)	(11,369)	(38,383)
Units outstanding at end of year	25,608	331,621	5,924	171,202	187,943

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$218	$2,414	$63,645	$176	$2,344
Net realized gain (loss) on sales of investments	10	(2,555)	(95,693)	(981)	(84,055)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,967	389	30,173	1,216	49,523
Net increase (decrease) in net assets resulting from operations	4,195	248	(1,875)	411	(32,188)

Contract transactions
Contract purchase payments	—	—	28,897	—	2,044
Net transfers(1)	—	511	53,787	(11)	82,196
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(18,274)
Contract charges	(7)	(45)	(9,104)	(2)	(9,644)
Contract terminations:
Surrender benefits	—	(13,979)	(386,593)	(768)	(130,397)
Death benefits	—	—	(150,892)	—	(22,993)
Increase (decrease) from transactions	(7)	(13,513)	(463,905)	(781)	(97,068)
Net assets at beginning of year	18,598	129,262	4,007,576	14,369	1,249,187
Net assets at end of year	$22,786	$115,997	$3,541,796	$13,999	$1,119,931

Accumulation unit activity
Units outstanding at beginning of year	2,846	129,738	3,497,417	22,647	967,319
Units purchased	—	498	99,890	—	90,647
Units redeemed	(1)	(14,144)	(489,820)	(1,508)	(153,778)
Units outstanding at end of year	2,845	116,092	3,107,487	21,139	904,188

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	47

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Operations
Investment income (loss) — net	$(15,244)	$(471)	$34,617	$1,373	$305
Net realized gain (loss) on sales of investments	226,277	652	(4,436)	6,617	1,796
Distributions from capital gains	—	—	—	7,873	4,761
Net change in unrealized appreciation (depreciation) of investments	(37,712)	2,015	2,045	17,172	12,392
Net increase (decrease) in net assets resulting from operations	173,321	2,196	32,226	33,035	19,254

Contract transactions
Contract purchase payments	538	—	2,898	—	—
Net transfers(1)	(220,254)	(8)	2,276	60	2,403
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,806)	—	(3,592)	(147)	(100)
Contract terminations:
Surrender benefits	(112,733)	(493)	(51,522)	(22,573)	(3,646)
Death benefits	(12,710)	—	(8,642)	—	—
Increase (decrease) from transactions	(350,965)	(501)	(58,582)	(22,660)	(1,343)
Net assets at beginning of year	1,030,941	27,745	574,225	255,546	137,167
Net assets at end of year	$853,297	$29,440	$547,869	$265,921	$155,078

Accumulation unit activity
Units outstanding at beginning of year	406,562	5,576	411,834	74,031	40,053
Units purchased	171	—	14,788	16	650
Units redeemed	(125,052)	(111)	(58,252)	(6,675)	(932)
Units outstanding at end of year	281,681	5,465	368,370	67,372	39,771

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(39,048)	$(550,824)	$(11,423)	$(2,021)	$(107)
Net realized gain (loss) on sales of investments	184,000	4,749,953	38,669	58,230	419
Distributions from capital gains	394,408	4,027,759	39,678	79,250	4,520
Net change in unrealized appreciation (depreciation) of investments	342,735	1,771,272	113,418	86,651	6,729
Net increase (decrease) in net assets resulting from operations	882,095	9,998,160	180,342	222,110	11,561

Contract transactions
Contract purchase payments	200	84,922	19,858	9,510	—
Net transfers(1)	38,607	(3,629,876)	520	(3,120)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,719)	(142,126)	(974)	(1,678)	(27)
Contract terminations:
Surrender benefits	(396,829)	(5,440,327)	(144,564)	(56,878)	—
Death benefits	(18,602)	(1,625,060)	—	(68,275)	—
Increase (decrease) from transactions	(382,343)	(10,752,467)	(125,160)	(120,441)	(27)
Net assets at beginning of year	2,986,502	34,780,708	822,069	1,123,873	57,238
Net assets at end of year	$3,486,254	$34,026,401	$877,251	$1,225,542	$68,772

Accumulation unit activity
Units outstanding at beginning of year	568,420	6,114,177	149,440	325,857	14,807
Units purchased	6,650	12,909	2,900	2,308	—
Units redeemed	(71,622)	(1,568,389)	(23,860)	(32,560)	(6)
Units outstanding at end of year	503,448	4,558,697	128,480	295,605	14,801

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	49

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$(516)	$(30,546)	$25,649	$12,076	$89,298
Net realized gain (loss) on sales of investments	212	137,250	(16,483)	(2,542)	(141,309)
Distributions from capital gains	9,817	482,565	—	—	—
Net change in unrealized appreciation (depreciation) of investments	894	(50,024)	31,708	8,137	49,131
Net increase (decrease) in net assets resulting from operations	10,407	539,245	40,874	17,671	(2,880)

Contract transactions
Contract purchase payments	—	—	—	—	33,862
Net transfers(1)	277	(17,617)	7,139	(8,810)	540,080
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(13)	(8,249)	(1,149)	(506)	(27,889)
Contract terminations:
Surrender benefits	—	(342,121)	(75,610)	(3,773)	(567,732)
Death benefits	—	(7,465)	(8,733)	(6,220)	(348,141)
Increase (decrease) from transactions	264	(375,452)	(78,353)	(19,309)	(369,820)
Net assets at beginning of year	36,092	2,058,474	626,913	260,218	5,897,334
Net assets at end of year	$46,763	$2,222,267	$589,434	$258,580	$5,524,634

Accumulation unit activity
Units outstanding at beginning of year	7,993	344,095	323,424	112,236	4,381,027
Units purchased	49	1,224	3,432	143	437,060
Units redeemed	(2)	(55,832)	(43,294)	(8,039)	(706,144)
Units outstanding at end of year	8,040	289,487	283,562	104,340	4,111,943

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(41,115)	$(131,664)	$47	$(8,698)	$7,275
Net realized gain (loss) on sales of investments	119,993	339,647	1,183	165,475	(30,017)
Distributions from capital gains	608,685	1,539,587	1,965	138,249	—
Net change in unrealized appreciation (depreciation) of investments	9,448	(40,488)	(1,810)	(184,513)	1,665
Net increase (decrease) in net assets resulting from operations	697,011	1,707,082	1,385	110,513	(21,077)

Contract transactions
Contract purchase payments	193	8,500	6,727	8,998	18
Net transfers(1)	(37,337)	(361,820)	41	63,456	83,569
Adjustments to net assets allocated to contracts in payment period	—	(26,711)	—	—	—
Contract charges	(5,812)	(33,979)	(103)	(17,957)	(2,169)
Contract terminations:
Surrender benefits	(359,373)	(1,096,120)	(170)	(288,734)	(102,250)
Death benefits	(144,013)	(323,836)	(2,977)	(142,676)	(5,638)
Increase (decrease) from transactions	(546,342)	(1,833,966)	3,518	(376,913)	(26,470)
Net assets at beginning of year	4,626,227	11,589,085	36,587	3,184,900	1,555,335
Net assets at end of year	$4,776,896	$11,462,201	$41,490	$2,918,500	$1,507,788

Accumulation unit activity
Units outstanding at beginning of year	612,889	2,086,620	21,102	1,327,837	560,662
Units purchased	28	4,190	3,208	31,117	28,943
Units redeemed	(60,870)	(303,307)	(1,770)	(170,448)	(44,357)
Units outstanding at end of year	552,047	1,787,503	22,540	1,188,506	545,248

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	51

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$141,575	$97,220	$(1,624)	$(13,018)	$(70,045)
Net realized gain (loss) on sales of investments	(9,788)	103,524	4,507	(17,757)	(97,250)
Distributions from capital gains	16,341	350,734	10,238	67,455	—
Net change in unrealized appreciation (depreciation) of investments	61,991	1,133,572	5,383	245,328	666,700
Net increase (decrease) in net assets resulting from operations	210,119	1,685,050	18,504	282,008	499,405

Contract transactions
Contract purchase payments	—	60,589	125	2,531	2,030
Net transfers(1)	(32,060)	(439,149)	602	1,769	(129,170)
Adjustments to net assets allocated to contracts in payment period	(42,336)	—	(25,328)	—	(26,542)
Contract charges	(3,529)	(42,809)	(24)	(6,732)	(7,788)
Contract terminations:
Surrender benefits	(285,767)	(1,845,818)	(3,395)	(186,922)	(433,476)
Death benefits	(49,915)	(273,083)	—	(57,974)	(69,617)
Increase (decrease) from transactions	(413,607)	(2,540,270)	(28,020)	(247,328)	(664,563)
Net assets at beginning of year	4,009,017	17,443,443	202,436	2,935,941	5,467,004
Net assets at end of year	$3,805,529	$16,588,223	$192,920	$2,970,621	$5,301,846

Accumulation unit activity
Units outstanding at beginning of year	1,294,768	5,454,556	45,055	585,519	1,910,864
Units purchased	964	20,103	143	8,692	1,289
Units redeemed	(115,728)	(757,708)	(838)	(60,934)	(226,119)
Units outstanding at end of year	1,180,004	4,716,951	44,360	533,277	1,686,034

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$(62)	$(61,554)	$(2,943)	$(12,829)	$(41,053)
Net realized gain (loss) on sales of investments	1,036	200,126	968	75,097	118,535
Distributions from capital gains	192	523,543	16,243	235,574	—
Net change in unrealized appreciation (depreciation) of investments	208	318,425	36,273	111,892	779,700
Net increase (decrease) in net assets resulting from operations	1,374	980,540	50,541	409,734	857,182

Contract transactions
Contract purchase payments	100	18,429	36	—	8,722
Net transfers(1)	—	(281,028)	11,619	(115,519)	32,010
Adjustments to net assets allocated to contracts in payment period	—	(14,451)	—	—	(41,252)
Contract charges	(14)	(36,139)	(333)	(1,680)	(2,190)
Contract terminations:
Surrender benefits	(908)	(870,521)	(1,878)	(89,708)	(285,341)
Death benefits	(11,892)	(332,591)	—	(32,555)	(18,888)
Increase (decrease) from transactions	(12,714)	(1,516,301)	9,444	(239,462)	(306,939)
Net assets at beginning of year	16,658	9,639,226	161,852	1,613,718	2,627,653
Net assets at end of year	$5,318	$9,103,465	$221,837	$1,783,990	$3,177,896

Accumulation unit activity
Units outstanding at beginning of year	11,688	1,748,315	43,038	488,184	733,918
Units purchased	—	4,459	2,423	2	18,087
Units redeemed	(7,552)	(270,656)	(423)	(61,308)	(77,061)
Units outstanding at end of year	4,136	1,482,118	45,038	426,878	674,944

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	53

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Am Fran, Ser II	Invesco VI American Value, Ser II	Invesco VI Cap Appr, Ser I	Invesco VI Cap Appr, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$(12,733)	$(40,468)	$(13,794)	$(143,580)	$(48,869)
Net realized gain (loss) on sales of investments	12,203	(35,583)	22,975	427,342	1,295,562
Distributions from capital gains	—	128,900	—	—	1,554,638
Net change in unrealized appreciation (depreciation) of investments	215,714	1,358,859	256,599	2,196,894	34,093
Net increase (decrease) in net assets resulting from operations	215,184	1,411,708	265,780	2,480,656	2,835,424

Contract transactions
Contract purchase payments	250	19,942	162	49,436	55,107
Net transfers(1)	(17,169)	(404,257)	(6,031)	(932,137)	(727,811)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(85,142)
Contract charges	(4,012)	(23,296)	(477)	(37,557)	(105,829)
Contract terminations:
Surrender benefits	(12,445)	(580,836)	(79,291)	(821,218)	(2,301,515)
Death benefits	(1,489)	(258,219)	(23,048)	(329,237)	(881,065)
Increase (decrease) from transactions	(34,865)	(1,246,666)	(108,685)	(2,070,713)	(4,046,255)
Net assets at beginning of year	676,738	5,479,064	868,658	8,555,266	22,698,319
Net assets at end of year	$857,057	$5,644,106	$1,025,753	$8,965,209	$21,487,488

Accumulation unit activity
Units outstanding at beginning of year	201,791	4,740,210	160,969	2,147,239	5,808,137
Units purchased	17	16,171	25	11,429	14,426
Units redeemed	(8,881)	(950,337)	(17,375)	(449,985)	(920,292)
Units outstanding at end of year	192,927	3,806,044	143,619	1,708,683	4,902,271

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I
Operations
Investment income (loss) — net	$(37,893)	$(334)	$(980)	$(5,234)	$1,717
Net realized gain (loss) on sales of investments	134,788	1,384	(50)	(5,713)	9,683
Distributions from capital gains	424,131	3,653	—	—	2,792
Net change in unrealized appreciation (depreciation) of investments	599,413	4,691	14,466	87,945	(17,355)
Net increase (decrease) in net assets resulting from operations	1,120,439	9,394	13,436	76,998	(3,163)

Contract transactions
Contract purchase payments	396	—	30	—	126
Net transfers(1)	19,435	(8,749)	(102)	(2,212)	(2,393)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(4,648)	(133)	(97)	(1,780)	(174)
Contract terminations:
Surrender benefits	(551,059)	—	(1,676)	(87,176)	(20,639)
Death benefits	(232,181)	—	—	(27,397)	(8,956)
Increase (decrease) from transactions	(768,057)	(8,882)	(1,845)	(118,565)	(32,036)
Net assets at beginning of year	4,927,234	45,396	60,403	370,033	546,153
Net assets at end of year	$5,279,616	$45,908	$71,994	$328,466	$510,954

Accumulation unit activity
Units outstanding at beginning of year	1,547,531	15,196	44,843	274,920	183,323
Units purchased	10,920	69	19	594	41
Units redeemed	(209,103)	(2,983)	(1,228)	(76,423)	(10,498)
Units outstanding at end of year	1,349,348	12,282	43,634	199,091	172,866

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	55

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(645)	$(15)	$(26,440)	$919	$122,598
Net realized gain (loss) on sales of investments	8,971	15	46,409	(1,334)	(250,434)
Distributions from capital gains	2,605	64	115,571	—	—
Net change in unrealized appreciation (depreciation) of investments	(15,567)	80	121,859	1,395	271,492
Net increase (decrease) in net assets resulting from operations	(4,636)	144	257,399	980	143,656

Contract transactions
Contract purchase payments	150	—	—	210	63,444
Net transfers(1)	(6,990)	—	(39,156)	(668)	767,189
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(80,873)
Contract charges	(4,164)	(6)	(3,507)	(22)	(49,684)
Contract terminations:
Surrender benefits	(49,980)	(64)	(211,308)	(4,061)	(965,942)
Death benefits	(10,025)	—	(24,079)	(1,123)	(484,402)
Increase (decrease) from transactions	(71,009)	(70)	(278,050)	(5,664)	(750,268)
Net assets at beginning of year	535,420	987	1,855,636	59,467	11,318,238
Net assets at end of year	$459,775	$1,061	$1,834,985	$54,783	$10,711,626

Accumulation unit activity
Units outstanding at beginning of year	388,687	177	436,481	28,753	7,090,196
Units purchased	9,049	—	2,948	101	585,542
Units redeemed	(60,152)	(11)	(62,675)	(2,811)	(1,022,800)
Units outstanding at end of year	337,584	166	376,754	26,043	6,652,938

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Gro & Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser I	Invesco VI Mn St Mid Cap, Ser II	Invesco VI Mn St Sm Cap, Ser II
Operations
Investment income (loss) — net	$(1,175)	$(702)	$(430)	$(9,852)	$(25,056)
Net realized gain (loss) on sales of investments	8,087	94	(7)	(1,100)	72,050
Distributions from capital gains	23,756	—	3,066	14,864	69,641
Net change in unrealized appreciation (depreciation) of investments	23,215	1,691	3,203	82,581	82,945
Net increase (decrease) in net assets resulting from operations	53,883	1,083	5,832	86,493	199,580

Contract transactions
Contract purchase payments	13,509	—	—	5,866	1,479
Net transfers(1)	(2,254)	(2)	—	(27,129)	(13,697)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(35,406)
Contract charges	(1,063)	(69)	(6)	(3,395)	(5,550)
Contract terminations:
Surrender benefits	(9,644)	(746)	(67)	(69,155)	(146,542)
Death benefits	(87,672)	—	—	(25,565)	(57,672)
Increase (decrease) from transactions	(87,124)	(817)	(73)	(119,378)	(257,388)
Net assets at beginning of year	417,929	43,988	26,598	615,053	1,909,527
Net assets at end of year	$384,688	$44,254	$32,357	$582,168	$1,851,719

Accumulation unit activity
Units outstanding at beginning of year	101,835	15,505	7,822	231,541	362,604
Units purchased	2,933	—	—	2,254	1,143
Units redeemed	(22,354)	(299)	(17)	(42,616)	(40,085)
Units outstanding at end of year	82,414	15,206	7,805	191,179	323,662

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	57

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Operations
Investment income (loss) — net	$7,643	$(5,683)	$(6,374)	$(2,837)	$(335)
Net realized gain (loss) on sales of investments	52,119	15,835	31,841	4,867	3,633
Distributions from capital gains	—	31,156	31,068	—	—
Net change in unrealized appreciation (depreciation) of investments	91,985	47,270	128,816	43,845	2,499
Net increase (decrease) in net assets resulting from operations	151,747	88,578	185,351	45,875	5,797

Contract transactions
Contract purchase payments	210	217	126	—	28
Net transfers(1)	(5,167)	198	(4,016)	(340)	3,661
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(552)	(1,202)	(360)	(225)	(114)
Contract terminations:
Surrender benefits	(66,203)	(42,282)	(45,586)	(6,231)	(8,907)
Death benefits	(35,809)	(5,155)	(19,388)	—	(13,726)
Increase (decrease) from transactions	(107,521)	(48,224)	(69,224)	(6,796)	(19,058)
Net assets at beginning of year	1,134,644	683,781	883,606	155,975	154,468
Net assets at end of year	$1,178,870	$724,135	$999,733	$195,054	$141,207

Accumulation unit activity
Units outstanding at beginning of year	191,791	276,934	242,087	53,156	97,458
Units purchased	33	136	30	—	2,248
Units redeemed	(16,739)	(17,901)	(17,341)	(1,849)	(14,659)
Units outstanding at end of year	175,085	259,169	224,776	51,307	85,047

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Res, Serv	Lazard Retire Intl Eq, Serv	LVIP AC Disc Core Val, Std Cl II	LVIP AC Inflation Prot, Serv Cl	LVIP AC Intl, Serv Cl
Operations
Investment income (loss) — net	$(24,686)	$527	$(256)	$244,239	$3
Net realized gain (loss) on sales of investments	142,424	(41)	690	(166,314)	9
Distributions from capital gains	45,987	86	—	—	—
Net change in unrealized appreciation (depreciation) of investments	281,861	838	18,325	(77,300)	19
Net increase (decrease) in net assets resulting from operations	445,586	1,410	18,759	625	31

Contract transactions
Contract purchase payments	1,573	—	24	35,969	—
Net transfers(1)	(203,735)	(1)	(4,748)	1,495,088	(10)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6,065)	(47)	(114)	(60,004)	—
Contract terminations:
Surrender benefits	(126,351)	—	(16,176)	(1,104,350)	—
Death benefits	(32,940)	—	(6,286)	(651,486)	—
Increase (decrease) from transactions	(367,518)	(48)	(27,300)	(284,783)	(10)
Net assets at beginning of year	1,529,235	34,463	170,162	12,378,629	2,520
Net assets at end of year	$1,607,303	$35,825	$161,621	$12,094,471	$2,541

Accumulation unit activity
Units outstanding at beginning of year	533,989	22,546	44,531	9,492,550	—
Units purchased	375	—	6	1,180,269	—
Units redeemed	(105,499)	(31)	(6,649)	(1,384,860)	—
Units outstanding at end of year	428,865	22,515	37,888	9,287,959	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	59

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP Baron Gro Opp, Serv Cl
Operations
Investment income (loss) — net	$593	$(103,901)	$3,812	$3,888	$(717)
Net realized gain (loss) on sales of investments	195	582,882	965	16,342	993
Distributions from capital gains	3,787	558,233	21,330	16,516	265
Net change in unrealized appreciation (depreciation) of investments	607	468,253	(202)	(15,030)	1,654
Net increase (decrease) in net assets resulting from operations	5,182	1,505,467	25,905	21,716	2,195

Contract transactions
Contract purchase payments	—	28,565	36,817	24	—
Net transfers(1)	(7)	(581,746)	1,194	(4,858)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(25,888)	(34)	(181)	(87)
Contract terminations:
Surrender benefits	—	(647,168)	(3,859)	(31,360)	(998)
Death benefits	—	(172,401)	—	(11,351)	—
Increase (decrease) from transactions	(7)	(1,398,638)	34,118	(47,726)	(1,085)
Net assets at beginning of year	77,179	6,241,735	325,148	288,021	57,024
Net assets at end of year	$82,354	$6,348,564	$385,171	$262,011	$58,134

Accumulation unit activity
Units outstanding at beginning of year	26,754	1,224,538	105,431	52,589	8,462
Units purchased	—	4,899	12,504	4	—
Units redeemed	—	(244,094)	(1,252)	(8,315)	(186)
Units outstanding at end of year	26,754	985,343	116,683	44,278	8,276

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIPJPM US Eq, Std Cl	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl
Operations
Investment income (loss) — net	$(2,124)	$(5,741)	$(6,360)	$(20,773)	$(4,574)
Net realized gain (loss) on sales of investments	8,463	72,945	9,507	30,473	(7,337)
Distributions from capital gains	9,416	60,386	56,002	162,581	—
Net change in unrealized appreciation (depreciation) of investments	27,857	8,013	63,513	69,471	26,771
Net increase (decrease) in net assets resulting from operations	43,612	135,603	122,662	241,752	14,860

Contract transactions
Contract purchase payments	4	—	700	300	9
Net transfers(1)	—	(2,818)	404	7,168	2,970
Adjustments to net assets allocated to contracts in payment period	—	—	—	(28,097)	—
Contract charges	(577)	(564)	(18)	(2,672)	(662)
Contract terminations:
Surrender benefits	(41,097)	(145,160)	(18,570)	(136,875)	(26,428)
Death benefits	—	(66,789)	—	(27,384)	—
Increase (decrease) from transactions	(41,670)	(215,331)	(17,484)	(187,560)	(24,111)
Net assets at beginning of year	224,479	831,211	702,901	1,737,525	302,425
Net assets at end of year	$226,421	$751,483	$808,079	$1,791,717	$293,174

Accumulation unit activity
Units outstanding at beginning of year	36,018	239,177	211,342	666,850	82,795
Units purchased	1	116	304	2,511	900
Units redeemed	(6,305)	(55,148)	(5,305)	(61,029)	(6,340)
Units outstanding at end of year	29,714	184,145	206,341	608,332	77,355

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	61

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl	MFS Utilities, Init Cl
Operations
Investment income (loss) — net	$(19,264)	$(2,439)	$409	$116,299	$19,167
Net realized gain (loss) on sales of investments	(77,605)	6,857	147	142,347	35,594
Distributions from capital gains	—	16,636	1,503	605,561	62,771
Net change in unrealized appreciation (depreciation) of investments	164,312	23,934	(109)	(129,938)	98,538
Net increase (decrease) in net assets resulting from operations	67,443	44,988	1,950	734,269	216,070

Contract transactions
Contract purchase payments	—	9,972	—	35,527	58
Net transfers(1)	10,859	(11,669)	181	165,178	(14,273)
Adjustments to net assets allocated to contracts in payment period	(349)	—	—	—	(19,184)
Contract charges	(5,251)	(511)	(49)	(38,926)	(2,209)
Contract terminations:
Surrender benefits	(166,109)	(8,250)	(927)	(1,220,321)	(126,511)
Death benefits	(232)	—	—	(314,774)	(8,572)
Increase (decrease) from transactions	(161,082)	(10,458)	(795)	(1,373,316)	(170,691)
Net assets at beginning of year	1,427,560	263,753	30,292	12,155,670	2,122,403
Net assets at end of year	$1,333,921	$298,283	$31,447	$11,516,623	$2,167,782

Accumulation unit activity
Units outstanding at beginning of year	381,806	70,938	9,123	4,284,804	568,744
Units purchased	2,900	2,463	54	67,637	5,934
Units redeemed	(43,525)	(4,957)	(283)	(511,926)	(37,979)
Units outstanding at end of year	341,181	68,444	8,894	3,840,515	536,699

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB
Operations
Investment income (loss) — net	$6,033	$(745)	$25,089	$19,493	$6,217
Net realized gain (loss) on sales of investments	22,301	(4,460)	(27,541)	(13,877)	(11,106)
Distributions from capital gains	25,117	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	30,734	21,934	14,651	12,159	10,386
Net increase (decrease) in net assets resulting from operations	84,185	16,729	12,199	17,775	5,497

Contract transactions
Contract purchase payments	175	—	1,682	396	66
Net transfers(1)	(5,894)	(9)	(17,956)	576	(6,129)
Adjustments to net assets allocated to contracts in payment period	(17,542)	—	—	(6,459)	—
Contract charges	(1,349)	(8)	(3,786)	(117)	(115)
Contract terminations:
Surrender benefits	(111,043)	(3,086)	(134,935)	(8,689)	(7,357)
Death benefits	(1,387)	—	(7,699)	(8,057)	(7,079)
Increase (decrease) from transactions	(137,040)	(3,103)	(162,694)	(22,350)	(20,614)
Net assets at beginning of year	855,859	45,434	615,073	394,047	136,324
Net assets at end of year	$803,004	$59,060	$464,578	$389,472	$121,207

Accumulation unit activity
Units outstanding at beginning of year	154,113	13,844	392,126	153,502	71,523
Units purchased	353	—	13,128	378	34
Units redeemed	(19,967)	(1,057)	(116,373)	(6,520)	(10,566)
Units outstanding at end of year	134,499	12,787	288,881	147,360	60,991

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	63

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Emerg Mkts Eq, Cl IB	Put VT Focused Intl Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Operations
Investment income (loss) — net	$240	$1,763	$(6,575)	$15,640	$3,465
Net realized gain (loss) on sales of investments	5,227	75	30,797	(4,236)	(3,036)
Distributions from capital gains	—	—	32,675	—	—
Net change in unrealized appreciation (depreciation) of investments	22,607	6,900	(43,492)	11,234	4,280
Net increase (decrease) in net assets resulting from operations	28,074	8,738	13,405	22,638	4,709

Contract transactions
Contract purchase payments	3	—	300	180	30
Net transfers(1)	3,698	(8,341)	32,691	432	(3,943)
Adjustments to net assets allocated to contracts in payment period	—	6	—	—	—
Contract charges	(252)	(116)	(3,504)	(76)	(54)
Contract terminations:
Surrender benefits	(15,887)	(6,599)	(167,868)	(5,619)	(5,038)
Death benefits	(13,117)	(2,545)	(8,336)	(6,692)	(4,839)
Increase (decrease) from transactions	(25,555)	(17,595)	(146,717)	(11,775)	(13,844)
Net assets at beginning of year	198,454	375,014	722,775	344,393	80,908
Net assets at end of year	$200,973	$366,157	$589,463	$355,256	$71,773

Accumulation unit activity
Units outstanding at beginning of year	170,284	142,153	150,008	92,698	30,313
Units purchased	3,193	—	6,387	160	11
Units redeemed	(20,993)	(6,324)	(33,057)	(3,218)	(5,078)
Units outstanding at end of year	152,484	135,829	123,338	89,640	25,246

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB	Put VT Lg Cap Gro, Cl IA	Put VT Lg Cap Gro, Cl IB
Operations
Investment income (loss) — net	$968	$26,522	$2	$(7,540)	$(16,365)
Net realized gain (loss) on sales of investments	(1,037)	65,341	1	17,831	40,264
Distributions from capital gains	—	—	1	23,706	49,278
Net change in unrealized appreciation (depreciation) of investments	318	(26,433)	6	121,708	239,745
Net increase (decrease) in net assets resulting from operations	249	65,430	10	155,705	312,922

Contract transactions
Contract purchase payments	—	1,977	—	—	18
Net transfers(1)	1,271	(19,652)	—	(9,490)	(5,336)
Adjustments to net assets allocated to contracts in payment period	—	(536)	—	(5,591)	—
Contract charges	(33)	(6,675)	—	(162)	(428)
Contract terminations:
Surrender benefits	(2,688)	(321,399)	—	(20,789)	(73,302)
Death benefits	—	(62,667)	—	(1,975)	(10,586)
Increase (decrease) from transactions	(1,450)	(408,952)	—	(38,007)	(89,634)
Net assets at beginning of year	24,414	3,206,025	256	504,948	1,034,862
Net assets at end of year	$23,213	$2,862,503	$266	$622,646	$1,258,150

Accumulation unit activity
Units outstanding at beginning of year	14,086	1,975,684	—	172,217	362,377
Units purchased	675	14,402	—	—	5
Units redeemed	(1,573)	(253,391)	—	(9,787)	(27,329)
Units outstanding at end of year	13,188	1,736,695	—	162,430	335,053

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	65

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$(3,595)	$(6,117)	$(440)	$(3,485)	$(30,031)
Net realized gain (loss) on sales of investments	52,215	115,580	3,842	111	97,427
Distributions from capital gains	124,899	136,507	312	27,370	18,436
Net change in unrealized appreciation (depreciation) of investments	275,850	237,137	6,913	28,019	468,860
Net increase (decrease) in net assets resulting from operations	449,369	483,107	10,627	52,015	554,692

Contract transactions
Contract purchase payments	180	290	—	—	744
Net transfers(1)	(21,241)	28,019	(2,872)	(211)	(9,087)
Adjustments to net assets allocated to contracts in payment period	(8,230)	(3,014)	—	—	7
Contract charges	(940)	(7,114)	(202)	(723)	(956)
Contract terminations:
Surrender benefits	(116,440)	(181,356)	(4,932)	(352,206)	(149,044)
Death benefits	(21,751)	(233,570)	—	—	(59,124)
Increase (decrease) from transactions	(168,422)	(396,745)	(8,006)	(353,140)	(217,460)
Net assets at beginning of year	2,531,141	2,775,529	46,112	605,255	2,596,448
Net assets at end of year	$2,812,088	$2,861,891	$48,733	$304,130	$2,933,680

Accumulation unit activity
Units outstanding at beginning of year	1,336,595	1,482,717	9,318	201,284	287,645
Units purchased	84	18,108	—	390	71
Units redeemed	(72,577)	(199,669)	(1,512)	(101,067)	(20,464)
Units outstanding at end of year	1,264,102	1,301,156	7,806	100,607	267,252

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Operations
Investment income (loss) — net	$(33,778)	$(4,855)	$(881)	$4,528	$26,424
Net realized gain (loss) on sales of investments	280,808	(381)	5,259	(10,270)	18,105
Distributions from capital gains	20,067	22,568	10,731	1,336	—
Net change in unrealized appreciation (depreciation) of investments	318,408	18,422	(9,767)	13,613	(92,454)
Net increase (decrease) in net assets resulting from operations	585,505	35,754	5,342	9,207	(47,925)

Contract transactions
Contract purchase payments	645	—	96	80	9,678
Net transfers(1)	(41,203)	1,878	—	4	54,593
Adjustments to net assets allocated to contracts in payment period	(1,297)	—	—	—	—
Contract charges	(2,773)	(853)	(594)	(399)	(7,091)
Contract terminations:
Surrender benefits	(309,133)	(20,063)	(45,379)	(51,880)	(215,421)
Death benefits	(334,671)	—	—	(897)	(50,910)
Increase (decrease) from transactions	(688,432)	(19,038)	(45,877)	(53,092)	(209,151)
Net assets at beginning of year	2,826,232	319,423	303,233	222,684	2,501,280
Net assets at end of year	$2,723,305	$336,139	$262,698	$178,799	$2,244,204

Accumulation unit activity
Units outstanding at beginning of year	599,027	58,560	45,543	82,105	1,379,371
Units purchased	1,696	358	14	29	37,631
Units redeemed	(125,594)	(4,051)	(6,950)	(19,856)	(140,401)
Units outstanding at end of year	475,129	54,867	38,607	62,278	1,276,601

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	67

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave VST Third Ave Value	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(97,567)	$(1,494)	$2,497	$(108,601)	$(940,222)
Net realized gain (loss) on sales of investments	(235,907)	5,079	3,042	1,115,863	7,024,411
Distributions from capital gains	—	558	18,395	—	—
Net change in unrealized appreciation (depreciation) of investments	(430,135)	5,641	(32,255)	(76,656)	782,803
Net increase (decrease) in net assets resulting from operations	(763,609)	9,784	(8,321)	930,606	6,866,992

Contract transactions
Contract purchase payments	18,936	200	6,565	20	4,820
Net transfers(1)	904,692	465	137	(990,267)	(1,363,482)
Adjustments to net assets allocated to contracts in payment period	(15,729)	—	—	—	—
Contract charges	(29,546)	(349)	(362)	(83,131)	(387,107)
Contract terminations:
Surrender benefits	(595,059)	(64,278)	(10,455)	(939,319)	(7,549,573)
Death benefits	(301,387)	(48,642)	—	—	(979,954)
Increase (decrease) from transactions	(18,093)	(112,604)	(4,115)	(2,012,697)	(10,275,296)
Net assets at beginning of year	6,127,340	267,438	232,340	8,542,855	62,759,140
Net assets at end of year	$5,345,638	$164,618	$219,904	$7,460,764	$59,350,836

Accumulation unit activity
Units outstanding at beginning of year	3,832,196	156,007	55,552	3,639,004	27,355,335
Units purchased	633,957	234	1,591	—	99,604
Units redeemed	(624,532)	(64,930)	(2,578)	(782,628)	(4,260,567)
Units outstanding at end of year	3,841,621	91,311	54,565	2,856,376	23,194,372

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(159,882)	$(525,819)	$(3,814)	$(322)	$(159,258)
Net realized gain (loss) on sales of investments	360,261	1,451,380	8,621	934	205,607
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	121,854	148,753	18,330	2,095	225,027
Net increase (decrease) in net assets resulting from operations	322,233	1,074,314	23,137	2,707	271,376

Contract transactions
Contract purchase payments	33,849	4,148	—	—	—
Net transfers(1)	940,283	795,137	(4)	(5)	122,165
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(171,848)	(433,378)	(6,354)	(430)	(102,631)
Contract terminations:
Surrender benefits	(2,362,231)	(5,315,340)	(33,953)	(2,361)	(898,559)
Death benefits	(101,309)	(762,678)	—	—	(568,585)
Increase (decrease) from transactions	(1,661,256)	(5,712,111)	(40,311)	(2,796)	(1,447,610)
Net assets at beginning of year	12,556,772	38,160,614	290,128	26,559	10,634,985
Net assets at end of year	$11,217,749	$33,522,817	$272,954	$26,470	$9,458,751

Accumulation unit activity
Units outstanding at beginning of year	9,868,648	30,355,683	248,910	19,938	9,887,397
Units purchased	886,747	753,846	—	—	202,248
Units redeemed	(2,196,357)	(5,245,875)	(32,158)	(1,972)	(1,527,150)
Units outstanding at end of year	8,559,038	25,863,654	216,752	17,966	8,562,495

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	69

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(403,822)	$(1,245,933)	$(2,427,893)	$(2,474,107)	$(8,625,412)
Net realized gain (loss) on sales of investments	1,063,051	5,159,315	8,970,382	13,109,230	55,200,078
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	670,465	4,478,818	5,491,102	2,826,614	(5,575,404)
Net increase (decrease) in net assets resulting from operations	1,329,694	8,392,200	12,033,591	13,461,737	40,999,262

Contract transactions
Contract purchase payments	8,636	—	15,504	173,519	211,367
Net transfers(1)	221,124	(729,453)	16,479	2,632,580	1,566,758
Adjustments to net assets allocated to contracts in payment period	—	—	—	(6,387)	(34,717)
Contract charges	(250,428)	(871,023)	(1,483,886)	(2,875,766)	(6,673,287)
Contract terminations:
Surrender benefits	(2,828,913)	(8,892,030)	(18,893,272)	(20,113,895)	(74,512,339)
Death benefits	(1,272,677)	(1,930,537)	(3,974,968)	(3,376,322)	(19,026,378)
Increase (decrease) from transactions	(4,122,258)	(12,423,043)	(24,320,143)	(23,566,271)	(98,468,596)
Net assets at beginning of year	27,721,281	85,008,223	161,004,079	191,308,639	605,340,529
Net assets at end of year	$24,928,717	$80,977,380	$148,717,527	$181,204,105	$547,871,195

Accumulation unit activity
Units outstanding at beginning of year	23,720,316	61,932,986	126,248,689	106,741,492	345,071,288
Units purchased	277,066	47,896	343,792	1,709,297	1,584,844
Units redeemed	(3,705,630)	(8,504,415)	(18,358,938)	(14,264,430)	(55,490,450)
Units outstanding at end of year	20,291,752	53,476,467	108,233,543	94,186,359	291,165,682

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$(448,314)	$(2,202,916)	$(306,653)	$(869,713)	$(11,089)
Net realized gain (loss) on sales of investments	3,923,239	13,431,284	1,681,210	4,608,177	149,287
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(454,961)	1,488,664	(265,914)	(982,607)	(5,383)
Net increase (decrease) in net assets resulting from operations	3,019,964	12,717,032	1,108,643	2,755,857	132,815

Contract transactions
Contract purchase payments	105,104	245,141	93,271	164,437	558
Net transfers(1)	(2,083,915)	(2,827,487)	(24,430)	351,089	(116,599)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(227,610)	(919,876)	(356,441)	(677,760)	(5,544)
Contract terminations:
Surrender benefits	(3,922,209)	(14,431,231)	(3,028,187)	(6,853,397)	(69,348)
Death benefits	(395,333)	(2,605,891)	(760,850)	(2,966,667)	(12,822)
Increase (decrease) from transactions	(6,523,963)	(20,539,344)	(4,076,637)	(9,982,298)	(203,755)
Net assets at beginning of year	33,939,071	143,921,641	23,826,093	60,596,250	696,858
Net assets at end of year	$30,435,072	$136,099,329	$20,858,099	$53,369,809	$625,918

Accumulation unit activity
Units outstanding at beginning of year	16,669,190	72,301,694	15,883,462	41,087,392	277,081
Units purchased	51,903	165,695	297,389	457,644	178
Units redeemed	(3,062,658)	(9,892,139)	(2,950,771)	(6,978,767)	(72,510)
Units outstanding at end of year	13,658,435	62,575,250	13,230,080	34,566,269	204,749

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	71

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Operations
Investment income (loss) — net	$(143,523)	$(4,292)	$(46,710)	$(27,171)	$(83,270)
Net realized gain (loss) on sales of investments	808,333	10,389	101,316	67,260	(364,448)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(145,015)	20,184	540,052	218,007	1,042,813
Net increase (decrease) in net assets resulting from operations	519,795	26,281	594,658	258,096	595,095

Contract transactions
Contract purchase payments	28,641	—	—	—	13,096
Net transfers(1)	83,359	(8)	379,481	418,643	(267,133)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(42,132)	(7,837)	(59,298)	(48,489)	(24,183)
Contract terminations:
Surrender benefits	(833,133)	(44,212)	(283,925)	(278,804)	(486,847)
Death benefits	(409,210)	—	—	(15,895)	(219,016)
Increase (decrease) from transactions	(1,172,475)	(52,057)	36,258	75,455	(984,083)
Net assets at beginning of year	8,767,533	353,972	3,655,721	2,138,699	5,089,149
Net assets at end of year	$8,114,853	$328,196	$4,286,637	$2,472,250	$4,700,161

Accumulation unit activity
Units outstanding at beginning of year	2,889,351	291,275	2,436,929	1,571,864	1,416,500
Units purchased	51,361	—	235,691	284,346	3,778
Units redeemed	(404,272)	(41,392)	(208,089)	(235,204)	(254,584)
Units outstanding at end of year	2,536,440	249,883	2,464,531	1,621,006	1,165,694

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2024 (continued)	Wanger Intl
Operations
Investment income (loss) — net	$(11,466)
Net realized gain (loss) on sales of investments	(129,665)
Distributions from capital gains	—
Net change in unrealized appreciation (depreciation) of investments	(289,088)
Net increase (decrease) in net assets resulting from operations	(430,219)

Contract transactions
Contract purchase payments	22,267
Net transfers(1)	487,635
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(20,011)
Contract terminations:
Surrender benefits	(395,367)
Death benefits	(155,951)
Increase (decrease) from transactions	(61,427)
Net assets at beginning of year	4,634,499
Net assets at end of year	$4,142,853

Accumulation unit activity
Units outstanding at beginning of year	1,560,002
Units purchased	178,724
Units redeemed	(189,388)
Units outstanding at end of year	1,549,338

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	73

Statements of Changes in Net Assets

Year ended December 31, 2023	AB VPS Bal Hedged Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$(1,046)	$(85,611)	$(33,180)	$(950)	$(12,018)
Net realized gain (loss) on sales of investments	(8,013)	(19,456)	72,177	49,872	17,198
Distributions from capital gains	14,312	—	183,975	341,426	54,390
Net change in unrealized appreciation (depreciation) of investments	25,256	1,204,261	464,929	22,514	52,267
Net increase (decrease) in net assets resulting from operations	30,509	1,099,194	687,901	412,862	111,837

Contract transactions
Contract purchase payments	75	5,133	850	480	107
Net transfers(1)	(10,363)	(585,932)	29,509	(31,414)	(6,720)
Adjustments to net assets allocated to contracts in payment period	—	(1,783)	—	—	—
Contract charges	(1,012)	(44,573)	(3,756)	(8,591)	(1,805)
Contract terminations:
Surrender benefits	(6,957)	(704,806)	(67,716)	(228,688)	(35,449)
Death benefits	(3,885)	(327,165)	(198,406)	(96,538)	(41,581)
Increase (decrease) from transactions	(22,142)	(1,659,126)	(239,519)	(364,751)	(85,448)
Net assets at beginning of year	284,260	9,059,372	2,175,149	4,322,523	850,086
Net assets at end of year	$292,627	$8,499,440	$2,623,531	$4,370,634	$876,475

Accumulation unit activity
Units outstanding at beginning of year	162,207	7,982,373	824,545	1,342,967	600,454
Units purchased	6,761	4,081	9,951	5,803	630
Units redeemed	(19,604)	(1,357,683)	(91,186)	(111,038)	(59,887)
Units outstanding at end of year	149,364	6,628,771	743,310	1,237,732	541,197

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Dis All Cap Gro, Cl 1	Allspg VT Dis All Cap Gro, Cl 2	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2
Operations
Investment income (loss) — net	$(4,470)	$(230,827)	$(24,652)	$(6,583)	$(53,939)
Net realized gain (loss) on sales of investments	(4,753)	(380,968)	72,237	3,140	84,899
Distributions from capital gains	37,800	1,624,589	172,913	42,479	337,628
Net change in unrealized appreciation (depreciation) of investments	70,133	3,230,366	553,301	70,356	518,384
Net increase (decrease) in net assets resulting from operations	98,710	4,243,160	773,799	109,392	886,972

Contract transactions
Contract purchase payments	—	25,193	9,376	—	15,458
Net transfers(1)	643	(683,075)	7,489	421	(97,365)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(466)	(51,339)	(3,013)	(717)	(12,241)
Contract terminations:
Surrender benefits	(56,396)	(1,125,169)	(257,758)	(23,162)	(600,707)
Death benefits	(42,677)	(720,174)	(612,588)	(23,219)	(138,681)
Increase (decrease) from transactions	(98,896)	(2,554,564)	(856,494)	(46,677)	(833,536)
Net assets at beginning of year	339,886	14,648,783	5,450,029	452,374	4,033,542
Net assets at end of year	$339,700	$16,337,379	$5,367,334	$515,089	$4,086,978

Accumulation unit activity
Units outstanding at beginning of year	110,687	3,105,065	2,146,971	152,369	1,399,463
Units purchased	190	3,974	33,233	125	6,527
Units redeemed	(26,506)	(466,027)	(344,976)	(13,688)	(270,099)
Units outstanding at end of year	84,371	2,643,012	1,835,228	138,806	1,135,891

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	75

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Sm Cap Gro, Cl 2	BNY Mellon IP MidCap Stock, Serv	BNY Mellon IP Tech Gro, Serv	BNY Mellon Sus US Eq, Init	BNY Mellon VIF Appr, Serv
Operations
Investment income (loss) — net	$(44,840)	$(665)	$(41,516)	$(2,491)	$(1,074)
Net realized gain (loss) on sales of investments	(77,201)	40	70,858	2,453	(147)
Distributions from capital gains	—	2,125	—	44,658	9,356
Net change in unrealized appreciation (depreciation) of investments	198,686	9,024	1,106,131	32,180	10,775
Net increase (decrease) in net assets resulting from operations	76,645	10,524	1,135,473	76,800	18,910

Contract transactions
Contract purchase payments	847	—	1,487	18	—
Net transfers(1)	128,221	949	(498,028)	(3,975)	(5)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(9,061)	—	(11,591)	(397)	(10)
Contract terminations:
Surrender benefits	(244,682)	—	(191,402)	(5,310)	—
Death benefits	(54,404)	—	(123,973)	—	—
Increase (decrease) from transactions	(179,079)	949	(823,507)	(9,664)	(15)
Net assets at beginning of year	3,124,586	63,321	2,297,103	350,579	99,948
Net assets at end of year	$3,022,152	$74,794	$2,609,069	$417,715	$118,843

Accumulation unit activity
Units outstanding at beginning of year	1,666,524	20,390	685,008	170,329	27,700
Units purchased	71,266	361	348	313	—
Units redeemed	(170,859)	—	(187,710)	(4,493)	(2)
Units outstanding at end of year	1,566,931	20,751	497,646	166,149	27,698

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(1,598)	$(31,543)	$(200,781)	$(258,706)	$(92,033)
Net realized gain (loss) on sales of investments	965	146,349	1,939,732	1,337,681	(435,122)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,008	290,661	954,425	(587,266)	946,346
Net increase (decrease) in net assets resulting from operations	6,375	405,467	2,693,376	491,709	419,191

Contract transactions
Contract purchase payments	125	3,055	25,977	14,236	3,741
Net transfers(1)	848	(3,620)	(297,276)	905,658	143,496
Adjustments to net assets allocated to contracts in payment period	—	74	2,926	(2,922)	—
Contract charges	(106)	(3,119)	(47,922)	(70,014)	(27,652)
Contract terminations:
Surrender benefits	(6,018)	(209,469)	(1,356,098)	(1,388,525)	(461,123)
Death benefits	—	(25,870)	(711,304)	(635,751)	(209,354)
Increase (decrease) from transactions	(5,151)	(238,949)	(2,383,697)	(1,177,318)	(550,892)
Net assets at beginning of year	98,950	2,190,178	13,103,541	16,832,643	5,680,084
Net assets at end of year	$100,174	$2,356,696	$13,413,220	$16,147,034	$5,548,383

Accumulation unit activity
Units outstanding at beginning of year	31,612	705,129	4,862,425	4,702,423	2,507,293
Units purchased	273	712	30,408	304,861	69,636
Units redeemed	(1,950)	(69,057)	(858,089)	(633,565)	(298,262)
Units outstanding at end of year	29,935	636,784	4,034,744	4,373,719	2,278,667

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	77

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$3,026	$546,965	$109,522	$9,183	$102,164
Net realized gain (loss) on sales of investments	—	63	(59,514)	(8,361)	(181,637)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(63)	232,647	20,440	355,865
Net increase (decrease) in net assets resulting from operations	3,026	546,965	282,655	21,262	276,392

Contract transactions
Contract purchase payments	300	50,245	5,747	—	2,511
Net transfers(1)	(1,196)	175,699	89,673	(151)	12,927
Adjustments to net assets allocated to contracts in payment period	—	(1,991)	—	—	—
Contract charges	(63)	(59,313)	(12,893)	(36)	(17,695)
Contract terminations:
Surrender benefits	(2,023)	(2,089,637)	(217,767)	(19,246)	(361,489)
Death benefits	—	(855,007)	(131,251)	—	(137,815)
Increase (decrease) from transactions	(2,982)	(2,780,004)	(266,491)	(19,433)	(501,561)
Net assets at beginning of year	90,411	19,579,922	2,907,511	223,655	3,201,225
Net assets at end of year	$90,455	$17,346,883	$2,923,675	$225,484	$2,976,056

Accumulation unit activity
Units outstanding at beginning of year	92,303	20,809,527	1,280,085	205,504	1,551,734
Units purchased	301	434,851	45,542	—	19,369
Units redeemed	(3,318)	(3,354,113)	(158,012)	(17,484)	(256,815)
Units outstanding at end of year	89,286	17,890,265	1,167,615	188,020	1,314,288

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Overseas Core, Cl 3
Operations
Investment income (loss) — net	$46,475	$(3,852)	$(10,709)	$(71,044)	$1,191
Net realized gain (loss) on sales of investments	(251,108)	168,919	43,546	583,278	(651)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	502,002	(44,221)	182,211	668,930	40,013
Net increase (decrease) in net assets resulting from operations	297,369	120,846	215,048	1,181,164	40,553

Contract transactions
Contract purchase payments	4,782	—	—	—	5,168
Net transfers(1)	151,808	2,812	(13,024)	(32,685)	(98)
Adjustments to net assets allocated to contracts in payment period	(3,130)	—	—	(4,768)	—
Contract charges	(30,732)	(19)	(898)	(8,223)	(231)
Contract terminations:
Surrender benefits	(610,823)	(7,762)	(35,832)	(269,057)	(8,833)
Death benefits	(156,948)	(203,830)	—	(392,377)	(12,058)
Increase (decrease) from transactions	(645,043)	(208,799)	(49,754)	(707,110)	(16,052)
Net assets at beginning of year	6,902,845	324,536	553,012	5,299,633	303,045
Net assets at end of year	$6,555,171	$236,583	$718,306	$5,773,687	$327,546

Accumulation unit activity
Units outstanding at beginning of year	4,622,524	106,801	196,717	1,639,654	157,910
Units purchased	157,254	754	481	1,835	2,273
Units redeemed	(584,502)	(52,694)	(23,905)	(207,616)	(9,553)
Units outstanding at end of year	4,195,276	54,861	173,293	1,433,873	150,630

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	79

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(1,807)	$(23,222)	$(479)	$(9,143)	$(9,234)
Net realized gain (loss) on sales of investments	16,666	133,888	3,049	53,440	(18,626)
Distributions from capital gains	—	—	—	—	55,252
Net change in unrealized appreciation (depreciation) of investments	(12,101)	215,758	(202)	23,071	115,497
Net increase (decrease) in net assets resulting from operations	2,758	326,424	2,368	67,368	142,889

Contract transactions
Contract purchase payments	—	7,553	—	—	75
Net transfers(1)	15	(15,800)	76	1,440	(6,129)
Adjustments to net assets allocated to contracts in payment period	—	1,199	—	—	—
Contract charges	(13)	(3,886)	(94)	(1,293)	(4,804)
Contract terminations:
Surrender benefits	(26,916)	(106,609)	(4,577)	(51,634)	(54,748)
Death benefits	—	(48,552)	—	(29,664)	(10,969)
Increase (decrease) from transactions	(26,914)	(166,095)	(4,595)	(81,151)	(76,575)
Net assets at beginning of year	119,106	1,470,841	33,039	660,858	748,306
Net assets at end of year	$94,950	$1,631,170	$30,812	$647,075	$814,620

Accumulation unit activity
Units outstanding at beginning of year	35,376	426,491	13,292	206,629	249,548
Units purchased	—	1,856	32	511	1,129
Units redeemed	(8,486)	(45,137)	(2,131)	(25,023)	(24,418)
Units outstanding at end of year	26,890	383,210	11,193	182,117	226,259

(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Sm Co Gro, Cl 1	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(212)	$2,026	$46,681	$3,077	$92,535
Net realized gain (loss) on sales of investments	(57)	(2,086)	(219,137)	(1,426)	(93,974)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,003	5,158	322,780	(3,462)	27,490
Net increase (decrease) in net assets resulting from operations	3,734	5,098	150,324	(1,811)	26,051

Contract transactions
Contract purchase payments	—	—	12,297	—	—
Net transfers(1)	1	693	(98,420)	(8)	75,430
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(961)
Contract charges	(8)	(45)	(11,823)	(2)	(11,271)
Contract terminations:
Surrender benefits	(54)	(6,360)	(495,740)	(1,303)	(149,751)
Death benefits	—	—	(279,616)	—	(17,926)
Increase (decrease) from transactions	(61)	(5,712)	(873,302)	(1,313)	(104,479)
Net assets at beginning of year	14,925	129,876	4,730,554	17,493	1,327,615
Net assets at end of year	$18,598	$129,262	$4,007,576	$14,369	$1,249,187

Accumulation unit activity
Units outstanding at beginning of year	2,856	136,074	4,308,733	25,063	1,053,588
Units purchased	—	734	131,336	—	78,962
Units redeemed	(10)	(7,070)	(942,652)	(2,416)	(165,231)
Units outstanding at end of year	2,846	129,738	3,497,417	22,647	967,319

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	81

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	EV VT Floating-Rate Inc, Init Cl	Fid VIP Bal, Serv Cl	Fid VIP Bal, Serv Cl 2
Operations
Investment income (loss) — net	$(15,657)	$(419)	$38,788	$934	$11
Net realized gain (loss) on sales of investments	112,597	568	(7,880)	663	3,182
Distributions from capital gains	—	—	—	8,324	5,020
Net change in unrealized appreciation (depreciation) of investments	215,264	1,945	22,563	32,507	15,366
Net increase (decrease) in net assets resulting from operations	312,204	2,094	53,471	42,428	23,579

Contract transactions
Contract purchase payments	—	—	2,200	—	—
Net transfers(1)	(111,187)	(6)	(9,114)	60	2,454
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6,523)	—	(4,192)	(127)	(112)
Contract terminations:
Surrender benefits	(76,892)	(468)	(61,352)	(153)	(3,130)
Death benefits	(13,271)	—	(29,184)	—	(11,224)
Increase (decrease) from transactions	(207,873)	(474)	(101,642)	(220)	(12,012)
Net assets at beginning of year	926,610	26,125	622,396	213,338	125,600
Net assets at end of year	$1,030,941	$27,745	$574,225	$255,546	$137,167

Accumulation unit activity
Units outstanding at beginning of year	502,522	5,688	492,527	74,102	43,691
Units purchased	—	—	8	19	790
Units redeemed	(95,960)	(112)	(80,701)	(90)	(4,428)
Units outstanding at end of year	406,562	5,576	411,834	74,031	40,053

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Contrafund, Serv Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Dyn Appr, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(24,509)	$(446,923)	$(9,231)	$1,174	$28
Net realized gain (loss) on sales of investments	79,179	1,686,888	5,013	13,292	892
Distributions from capital gains	97,499	1,209,429	34,415	40,247	2,096
Net change in unrealized appreciation (depreciation) of investments	600,301	6,769,496	145,417	109,033	5,179
Net increase (decrease) in net assets resulting from operations	752,470	9,218,890	175,614	163,746	8,195

Contract transactions
Contract purchase payments	600	30,658	—	1,541	—
Net transfers(1)	(1,409)	(2,822,567)	50,641	(2,838)	41
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(4,489)	(132,575)	(960)	(1,505)	(25)
Contract terminations:
Surrender benefits	(151,046)	(2,584,322)	(19,583)	(18,963)	—
Death benefits	(94,445)	(1,106,457)	—	(7,486)	(1,942)
Increase (decrease) from transactions	(250,789)	(6,615,263)	30,098	(29,251)	(1,926)
Net assets at beginning of year	2,484,821	32,177,081	616,357	989,378	50,969
Net assets at end of year	$2,986,502	$34,780,708	$822,069	$1,123,873	$57,238

Accumulation unit activity
Units outstanding at beginning of year	622,740	7,453,515	142,650	335,164	15,408
Units purchased	125	6,702	10,962	671	—
Units redeemed	(54,445)	(1,346,040)	(4,172)	(9,978)	(601)
Units outstanding at end of year	568,420	6,114,177	149,440	325,857	14,807

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	83

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Gro, Serv Cl	Fid VIP Gro, Serv Cl 2	Fid VIP Hi Inc, Serv Cl	Fid VIP Hi Inc, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$(362)	$(24,857)	$26,342	$10,638	$44,249
Net realized gain (loss) on sales of investments	102	60,891	(7,841)	(7,007)	(169,564)
Distributions from capital gains	1,509	91,451	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,989	400,593	34,139	17,974	366,335
Net increase (decrease) in net assets resulting from operations	9,238	528,078	52,640	21,605	241,020

Contract transactions
Contract purchase payments	—	582	—	—	28,688
Net transfers(1)	250	173,873	4,134	(36)	327,277
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(27)	(6,114)	(1,072)	(522)	(31,129)
Contract terminations:
Surrender benefits	—	(181,163)	(25,567)	(25,339)	(487,357)
Death benefits	—	(33,212)	(2,867)	—	(309,270)
Increase (decrease) from transactions	223	(46,034)	(25,372)	(25,897)	(471,791)
Net assets at beginning of year	26,631	1,576,430	599,645	264,510	6,128,105
Net assets at end of year	$36,092	$2,058,474	$626,913	$260,218	$5,897,334

Accumulation unit activity
Units outstanding at beginning of year	7,933	357,695	337,317	124,063	4,748,996
Units purchased	67	30,535	2,151	—	286,448
Units redeemed	(7)	(44,135)	(16,044)	(11,827)	(654,417)
Units outstanding at end of year	7,993	344,095	323,424	112,236	4,381,027

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(36,372)	$(119,078)	$(324)	$(26,733)	$23,303
Net realized gain (loss) on sales of investments	56,595	69,010	1,552	125,780	(62,705)
Distributions from capital gains	122,565	317,752	92	8,109	—
Net change in unrealized appreciation (depreciation) of investments	436,792	1,146,891	4,726	428,612	175,425
Net increase (decrease) in net assets resulting from operations	579,580	1,414,575	6,046	535,768	136,023

Contract transactions
Contract purchase payments	1,776	16,152	47	338	15
Net transfers(1)	(19,167)	118,948	(10,772)	(129,838)	52,361
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,450)	(32,159)	(145)	(17,885)	(2,217)
Contract terminations:
Surrender benefits	(304,721)	(953,106)	(1,026)	(275,992)	(143,939)
Death benefits	(293,444)	(364,167)	—	(92,765)	(9,403)
Increase (decrease) from transactions	(621,006)	(1,214,332)	(11,896)	(516,142)	(103,183)
Net assets at beginning of year	4,667,653	11,388,842	42,437	3,165,274	1,522,495
Net assets at end of year	$4,626,227	$11,589,085	$36,587	$3,184,900	$1,555,335

Accumulation unit activity
Units outstanding at beginning of year	699,947	2,325,546	28,124	1,554,956	601,891
Units purchased	1,184	35,915	26	190	21,468
Units redeemed	(88,242)	(274,841)	(7,048)	(227,309)	(62,697)
Units outstanding at end of year	612,889	2,086,620	21,102	1,327,837	560,662

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	85

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Rising Divd, Cl 2	Frank Sm Cap Val, Cl 2	Frank Sm Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$149,770	$87,898	$(2,555)	$(23,655)	$(66,809)
Net realized gain (loss) on sales of investments	(31,344)	(154,632)	17,989	(64,085)	(220,022)
Distributions from capital gains	253,206	1,462,654	20,180	160,246	—
Net change in unrealized appreciation (depreciation) of investments	(108,126)	528,964	(11,972)	229,761	1,432,653
Net increase (decrease) in net assets resulting from operations	263,506	1,924,884	23,642	302,267	1,145,822

Contract transactions
Contract purchase payments	—	39,961	—	2,537	2,084
Net transfers(1)	200,453	(93,059)	(165)	5,308	(124,077)
Adjustments to net assets allocated to contracts in payment period	(4,548)	—	(1,946)	—	—
Contract charges	(3,832)	(41,626)	(593)	(6,196)	(7,445)
Contract terminations:
Surrender benefits	(272,581)	(1,159,370)	(141,827)	(243,364)	(230,129)
Death benefits	(111,712)	(411,018)	—	(49,143)	(133,999)
Increase (decrease) from transactions	(192,220)	(1,665,112)	(144,531)	(290,858)	(493,566)
Net assets at beginning of year	3,937,731	17,183,671	323,325	2,924,532	4,814,748
Net assets at end of year	$4,009,017	$17,443,443	$202,436	$2,935,941	$5,467,004

Accumulation unit activity
Units outstanding at beginning of year	1,367,880	6,023,472	85,206	651,864	2,120,534
Units purchased	62,731	37,618	—	7,851	9,096
Units redeemed	(135,843)	(606,534)	(40,151)	(74,196)	(218,766)
Units outstanding at end of year	1,294,768	5,454,556	45,055	585,519	1,910,864

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	GS VIT Intl Eq Insights, Inst	GS VIT Mid Cap Val, Inst	GS VIT Strategic Gro, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I
Operations
Investment income (loss) — net	$197	$(53,624)	$(2,192)	$(10,157)	$(32,126)
Net realized gain (loss) on sales of investments	(23)	(8,432)	(87)	10,979	(5,210)
Distributions from capital gains	—	231,490	6,176	—	53,057
Net change in unrealized appreciation (depreciation) of investments	2,323	711,814	42,617	303,826	764,345
Net increase (decrease) in net assets resulting from operations	2,497	881,248	46,514	304,648	780,066

Contract transactions
Contract purchase payments	—	4,106	30	—	235
Net transfers(1)	(1)	354,535	—	(69,953)	9,788
Adjustments to net assets allocated to contracts in payment period	—	(1,766)	—	—	(2,663)
Contract charges	(13)	(34,997)	(268)	(1,483)	(2,277)
Contract terminations:
Surrender benefits	(887)	(699,634)	(1,411)	(54,026)	(125,697)
Death benefits	—	(249,180)	—	(2,990)	(117,832)
Increase (decrease) from transactions	(901)	(626,936)	(1,649)	(128,452)	(238,446)
Net assets at beginning of year	15,062	9,384,914	116,987	1,437,522	2,086,033
Net assets at end of year	$16,658	$9,639,226	$161,852	$1,613,718	$2,627,653

Accumulation unit activity
Units outstanding at beginning of year	12,503	1,864,421	43,449	530,523	810,575
Units purchased	—	84,964	9	595	7,672
Units redeemed	(815)	(201,070)	(420)	(42,934)	(84,329)
Units outstanding at end of year	11,688	1,748,315	43,038	488,184	733,918

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	87

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Am Fran, Ser II	Invesco VI American Value, Ser II	Invesco VI Cap Appr, Ser I	Invesco VI Cap Appr, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$(9,992)	$(57,176)	$(11,229)	$(134,591)	$(22,907)
Net realized gain (loss) on sales of investments	(5,276)	(143,072)	(10,540)	(231,932)	930,054
Distributions from capital gains	14,877	1,090,183	—	—	2,489,010
Net change in unrealized appreciation (depreciation) of investments	196,968	(211,770)	251,476	2,754,406	(1,197,421)
Net increase (decrease) in net assets resulting from operations	196,577	678,165	229,707	2,387,883	2,198,736

Contract transactions
Contract purchase payments	200	15,159	4,037	4,976	13,755
Net transfers(1)	(18,488)	(48,600)	(661)	(685,170)	461,059
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(7,761)
Contract charges	(3,646)	(21,805)	(492)	(35,267)	(103,407)
Contract terminations:
Surrender benefits	(45,178)	(478,811)	(48,425)	(630,636)	(1,723,869)
Death benefits	—	(164,619)	(37,106)	(296,036)	(902,746)
Increase (decrease) from transactions	(67,112)	(698,676)	(82,647)	(1,642,133)	(2,262,969)
Net assets at beginning of year	547,273	5,499,575	721,598	7,809,516	22,762,552
Net assets at end of year	$676,738	$5,479,064	$868,658	$8,555,266	$22,698,319

Accumulation unit activity
Units outstanding at beginning of year	226,135	5,407,181	178,506	2,608,688	6,421,844
Units purchased	85	55,718	857	4,341	141,162
Units redeemed	(24,429)	(722,689)	(18,394)	(465,790)	(754,869)
Units outstanding at end of year	201,791	4,740,210	160,969	2,147,239	5,808,137

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued) Operations	Invesco VI Core Eq, Ser I	Invesco VI Core Eq, Ser II	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI EQV Intl Eq, Ser I
Operations
Investment income (loss) — net	$(31,832)	$(293)	$(1,671)	$(5,898)	$(6,323)
Net realized gain (loss) on sales of investments	(27,742)	(11)	(24,719)	(53,793)	6,291
Distributions from capital gains	112,362	1,009	—	—	380
Net change in unrealized appreciation (depreciation) of investments	891,516	7,358	33,056	109,994	79,140
Net increase (decrease) in net assets resulting from operations	944,304	8,063	6,666	50,303	79,488

Contract transactions
Contract purchase payments	6,442	—	44	450	5,052
Net transfers(1)	30,532	306	162	(94,802)	(245)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(4,586)	(164)	(84)	(2,188)	(207)
Contract terminations:
Surrender benefits	(311,646)	—	(1,453)	(83,083)	(12,421)
Death benefits	(363,647)	—	(77,153)	—	(20,771)
Increase (decrease) from transactions	(642,905)	142	(78,484)	(179,623)	(28,592)
Net assets at beginning of year	4,625,835	37,191	132,221	499,353	495,257
Net assets at end of year	$4,927,234	$45,396	$60,403	$370,033	$546,153

Accumulation unit activity
Units outstanding at beginning of year	1,773,358	15,136	109,899	415,631	193,686
Units purchased	14,799	125	167	2,903	1,820
Units redeemed	(240,626)	(65)	(65,223)	(143,614)	(12,183)
Units outstanding at end of year	1,547,531	15,196	44,843	274,920	183,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	89

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(8,564)	$(10)	$(23,738)	$(826)	$(180,021)
Net realized gain (loss) on sales of investments	701	9	13,628	(1,540)	(375,405)
Distributions from capital gains	390	104	205,446	—	—
Net change in unrealized appreciation (depreciation) of investments	88,271	155	294,958	6,520	1,316,216
Net increase (decrease) in net assets resulting from operations	80,798	258	490,294	4,154	760,790

Contract transactions
Contract purchase payments	—	—	—	2,310	31,718
Net transfers(1)	(24,305)	(2)	(11,485)	—	75,029
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,921)
Contract charges	(4,788)	(6)	(3,386)	(25)	(53,937)
Contract terminations:
Surrender benefits	(49,339)	(54)	(159,160)	(2,770)	(953,550)
Death benefits	(11,130)	—	(23,021)	(2,041)	(381,358)
Increase (decrease) from transactions	(89,562)	(62)	(197,052)	(2,526)	(1,284,019)
Net assets at beginning of year	544,184	791	1,562,394	57,839	11,841,467
Net assets at end of year	$535,420	$987	$1,855,636	$59,467	$11,318,238

Accumulation unit activity
Units outstanding at beginning of year	458,761	188	488,131	30,027	7,935,918
Units purchased	—	—	1,089	1,164	104,490
Units redeemed	(70,074)	(11)	(52,739)	(2,438)	(950,212)
Units outstanding at end of year	388,687	177	436,481	28,753	7,090,196

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Gro & Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser I	Invesco VI Mn St Mid Cap, Ser II	Invesco VI Mn St Sm Cap, Ser II
Operations
Investment income (loss) — net	$(457)	$(632)	$(133)	$(10,099)	$(8,305)
Net realized gain (loss) on sales of investments	805	(105)	(75)	(24,915)	37,426
Distributions from capital gains	50,576	—	1,698	—	—
Net change in unrealized appreciation (depreciation) of investments	(9,961)	1,271	3,226	106,552	255,585
Net increase (decrease) in net assets resulting from operations	40,963	534	4,716	71,538	284,706

Contract transactions
Contract purchase payments	100	—	—	168	13,029
Net transfers(1)	1,436	(2)	—	13,163	(118,813)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,068)
Contract charges	(1,442)	(61)	(6)	(3,219)	(6,473)
Contract terminations:
Surrender benefits	(7,519)	(696)	(52)	(50,068)	(183,118)
Death benefits	—	—	—	(38,363)	(35,187)
Increase (decrease) from transactions	(7,425)	(759)	(58)	(78,319)	(332,630)
Net assets at beginning of year	384,391	44,213	21,940	621,834	1,957,451
Net assets at end of year	$417,929	$43,988	$26,598	$615,053	$1,909,527

Accumulation unit activity
Units outstanding at beginning of year	103,823	15,817	7,840	262,041	437,568
Units purchased	444	—	—	7,542	4,380
Units redeemed	(2,432)	(312)	(18)	(38,042)	(79,344)
Units outstanding at end of year	101,835	15,505	7,822	231,541	362,604

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	91

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Gbl Res, Inst	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Operations
Investment income (loss) — net	$6,692	$(8,895)	$(3,887)	$(2,213)	$(159)
Net realized gain (loss) on sales of investments	114,411	14,153	13,851	8,801	5,769
Distributions from capital gains	—	50,296	22,788	—	—
Net change in unrealized appreciation (depreciation) of investments	33,110	42,453	147,597	53,237	9,052
Net increase (decrease) in net assets resulting from operations	154,213	98,007	180,349	59,825	14,662

Contract transactions
Contract purchase payments	2,361	475	5,294	64	62
Net transfers(1)	696	275	—	(160)	1,130
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(696)	(1,074)	(376)	(201)	(132)
Contract terminations:
Surrender benefits	(104,376)	(65,853)	(23,336)	(25,585)	(21,661)
Death benefits	(230,867)	(732)	(15,915)	(10,840)	(9,430)
Increase (decrease) from transactions	(332,882)	(66,909)	(34,333)	(36,722)	(30,031)
Net assets at beginning of year	1,313,313	652,683	737,590	132,872	169,837
Net assets at end of year	$1,134,644	$683,781	$883,606	$155,975	$154,468

Accumulation unit activity
Units outstanding at beginning of year	252,641	306,164	252,645	68,685	116,117
Units purchased	543	202	1,604	6	1,103
Units redeemed	(61,393)	(29,432)	(12,162)	(15,535)	(19,762)
Units outstanding at end of year	191,791	276,934	242,087	53,156	97,458

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Res, Serv	Lazard Retire Intl Eq, Serv	LVIP AC Disc Core Val, Std Cl II	LVIP AC Inflation Prot, Serv Cl	LVIP AC Intl, Serv Cl
Operations
Investment income (loss) — net	$(21,703)	$(168)	$232	$206,130	$171
Net realized gain (loss) on sales of investments	42,913	(2,480)	(4,192)	(235,845)	1,362
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	467,067	8,371	15,223	225,170	1,765
Net increase (decrease) in net assets resulting from operations	488,277	5,723	11,263	195,455	3,298

Contract transactions
Contract purchase payments	752	6	2,124	9,938	100
Net transfers(1)	(97,212)	(2)	—	964,901	(16)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6,355)	(93)	(117)	(62,661)	(121)
Contract terminations:
Surrender benefits	(149,222)	(15,953)	(9,393)	(952,661)	(29,982)
Death benefits	(73,612)	—	(18,698)	(610,137)	—
Increase (decrease) from transactions	(325,649)	(16,042)	(26,084)	(650,620)	(30,019)
Net assets at beginning of year	1,366,607	44,782	184,983	12,833,794	29,241
Net assets at end of year	$1,529,235	$34,463	$170,162	$12,378,629	$2,520

Accumulation unit activity
Units outstanding at beginning of year	667,357	33,761	51,861	10,012,284	14,511
Units purchased	8,908	4	571	749,185	—
Units redeemed	(142,276)	(11,219)	(7,901)	(1,268,919)	(14,511)
Units outstanding at end of year	533,989	22,546	44,531	9,492,550	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	93

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	LVIP AC Mid Cap Val, Serv Cl	LVIP AC Ultra, Serv Cl	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	LVIP Baron Gro Opp, Serv Cl
Operations
Investment income (loss) — net	$368	$(100,435)	$1,366	$2,751	$(793)
Net realized gain (loss) on sales of investments	134	396,794	984	9,366	933
Distributions from capital gains	8,159	481,859	23,824	22,081	847
Net change in unrealized appreciation (depreciation) of investments	(5,502)	1,329,498	(4,600)	(14,152)	7,016
Net increase (decrease) in net assets resulting from operations	3,159	2,107,716	21,574	20,046	8,003

Contract transactions
Contract purchase payments	—	6,792	75	3,497	—
Net transfers(1)	(5)	(790,100)	2,069	—	(2)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(25,756)	(32)	(190)	(88)
Contract terminations:
Surrender benefits	—	(468,007)	(1,782)	(15,308)	(1,065)
Death benefits	—	(227,214)	—	(11,024)	—
Increase (decrease) from transactions	(5)	(1,504,285)	330	(23,025)	(1,155)
Net assets at beginning of year	74,025	5,638,304	303,244	291,000	50,176
Net assets at end of year	$77,179	$6,241,735	$325,148	$288,021	$57,024

Accumulation unit activity
Units outstanding at beginning of year	26,754	1,559,583	105,291	57,159	8,673
Units purchased	—	1,537	719	662	—
Units redeemed	—	(336,582)	(579)	(5,232)	(211)
Units outstanding at end of year	26,754	1,224,538	105,431	52,589	8,462

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	LVIPJPM US Eq, Std Cl(2)	MFS Inv Trust, Init Cl	MFS Inv Trust, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Init Cl
Operations
Investment income (loss) — net	$(417)	$(6,753)	$(5,259)	$(19,956)	$(4,658)
Net realized gain (loss) on sales of investments	759	82,405	5,243	5,375	(21,327)
Distributions from capital gains	970	47,555	37,626	87,434	—
Net change in unrealized appreciation (depreciation) of investments	29,538	18,616	66,332	249,172	64,443
Net increase (decrease) in net assets resulting from operations	30,850	141,823	103,942	322,025	38,458

Contract transactions
Contract purchase payments	1,660	—	600	—	35
Net transfers(1)	201,097	(5,960)	707	60,262	2,605
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,991)	—
Contract charges	(259)	(666)	(61)	(2,455)	(715)
Contract terminations:
Surrender benefits	(8,869)	(82,179)	(2,293)	(42,364)	(31,921)
Death benefits	—	(218,275)	(10,311)	(100,975)	(26,142)
Increase (decrease) from transactions	193,629	(307,080)	(11,358)	(87,523)	(56,138)
Net assets at beginning of year	—	996,468	610,317	1,503,023	320,105
Net assets at end of year	$224,479	$831,211	$702,901	$1,737,525	$302,425

Accumulation unit activity
Units outstanding at beginning of year	—	338,761	214,451	704,347	97,517
Units purchased	37,606	6,504	457	28,189	880
Units redeemed	(1,588)	(106,088)	(3,566)	(65,686)	(15,602)
Units outstanding at end of year	36,018	239,177	211,342	666,850	82,795

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	95

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS New Dis, Serv Cl	MFS Research, Init Cl	MFS Total Return, Init Cl	MFS Total Return, Serv Cl	MFS Utilities, Init Cl
Operations
Investment income (loss) — net	$(19,670)	$(2,258)	$258	$54,039	$49,854
Net realized gain (loss) on sales of investments	(88,904)	15,009	86	18,357	36,353
Distributions from capital gains	—	12,577	1,236	514,048	129,124
Net change in unrealized appreciation (depreciation) of investments	272,426	21,949	987	410,709	(326,594)
Net increase (decrease) in net assets resulting from operations	163,852	47,277	2,567	997,153	(111,263)

Contract transactions
Contract purchase payments	—	167	—	41,440	102
Net transfers(1)	5,719	10,277	(66)	84,205	(209,693)
Adjustments to net assets allocated to contracts in payment period	(1,095)	—	—	—	(2,242)
Contract charges	(4,618)	(415)	(49)	(38,468)	(2,867)
Contract terminations:
Surrender benefits	(90,062)	(7,102)	(882)	(948,635)	(124,115)
Death benefits	(36,918)	(78,712)	—	(228,565)	(39,878)
Increase (decrease) from transactions	(126,974)	(75,785)	(997)	(1,090,023)	(378,693)
Net assets at beginning of year	1,390,682	292,261	28,722	12,248,540	2,612,359
Net assets at end of year	$1,427,560	$263,753	$30,292	$12,155,670	$2,122,403

Accumulation unit activity
Units outstanding at beginning of year	420,974	94,344	9,443	4,718,627	659,830
Units purchased	1,704	2,910	—	57,171	3,550
Units redeemed	(40,872)	(26,316)	(320)	(490,994)	(94,636)
Units outstanding at end of year	381,806	70,938	9,123	4,284,804	568,744

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	PIMCO VIT All Asset, Advisor Cl	Put VT Div Inc, Cl IA	Put VT Div Inc, Cl IB
Operations
Investment income (loss) — net	$16,737	$(677)	$6,910	$21,285	$6,811
Net realized gain (loss) on sales of investments	10,373	(9,240)	(14,582)	(33,182)	(13,218)
Distributions from capital gains	49,086	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(113,299)	24,274	44,429	25,102	10,472
Net increase (decrease) in net assets resulting from operations	(37,103)	14,357	36,757	13,205	4,065

Contract transactions
Contract purchase payments	150	—	19,314	396	66
Net transfers(1)	(71,908)	—	14,971	439	—
Adjustments to net assets allocated to contracts in payment period	(4,361)	—	—	(1,323)	—
Contract charges	(1,468)	(7)	(4,315)	(165)	(131)
Contract terminations:
Surrender benefits	(40,013)	(5,212)	(53,655)	(45,119)	(13,217)
Death benefits	(4,947)	—	(6,664)	(9,094)	(7,986)
Increase (decrease) from transactions	(122,547)	(5,219)	(30,349)	(54,866)	(21,268)
Net assets at beginning of year	1,015,509	36,296	608,665	435,708	153,527
Net assets at end of year	$855,859	$45,434	$615,073	$394,047	$136,324

Accumulation unit activity
Units outstanding at beginning of year	175,776	15,908	411,930	175,542	83,245
Units purchased	1,457	—	25,187	343	36
Units redeemed	(23,120)	(2,064)	(44,991)	(22,383)	(11,758)
Units outstanding at end of year	154,113	13,844	392,126	153,502	71,523

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	97

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Emerg Mkts Eq, Cl IB	Put VT Focused Intl Eq, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IA	Put VT Hi Yield, Cl IB
Operations
Investment income (loss) — net	$(1,653)	$(1,706)	$(7,587)	$15,071	$3,388
Net realized gain (loss) on sales of investments	232	(5,633)	6,573	(15,241)	(4,490)
Distributions from capital gains	—	—	58,325	—	—
Net change in unrealized appreciation (depreciation) of investments	19,928	65,907	(6,688)	35,544	9,274
Net increase (decrease) in net assets resulting from operations	18,507	58,568	50,623	35,374	8,172

Contract transactions
Contract purchase payments	31	—	150	180	2,143
Net transfers(1)	5,195	(2,152)	(5,092)	114	—
Adjustments to net assets allocated to contracts in payment period	—	58	—	—	—
Contract charges	(221)	(165)	(2,599)	(123)	(59)
Contract terminations:
Surrender benefits	(8,116)	(25,808)	(45,250)	(36,381)	(7,318)
Death benefits	(10,684)	(1,620)	(42,458)	(5,611)	(7,499)
Increase (decrease) from transactions	(13,795)	(29,687)	(95,249)	(41,821)	(12,733)
Net assets at beginning of year	193,742	346,133	767,401	350,840	85,469
Net assets at end of year	$198,454	$375,014	$722,775	$344,393	$80,908

Accumulation unit activity
Units outstanding at beginning of year	181,441	154,693	172,099	104,561	35,403
Units purchased	4,686	—	288	84	850
Units redeemed	(15,843)	(12,540)	(22,379)	(11,947)	(5,940)
Units outstanding at end of year	170,284	142,153	150,008	92,698	30,313

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Inc, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB	Put VT Lg Cap Gro, Cl IA	Put VT Lg Cap Gro, Cl IB
Operations
Investment income (loss) — net	$1,100	$(42,691)	$1	$(6,393)	$(12,908)
Net realized gain (loss) on sales of investments	(970)	11,106	13	8,603	13,489
Distributions from capital gains	—	—	—	5,965	12,627
Net change in unrealized appreciation (depreciation) of investments	606	530,526	24	149,268	304,917
Net increase (decrease) in net assets resulting from operations	736	498,941	38	157,443	318,125

Contract transactions
Contract purchase payments	—	1,972	—	—	3,929
Net transfers(1)	258	(70,604)	—	(1,745)	2,100
Adjustments to net assets allocated to contracts in payment period	—	(1,172)	—	1,127	—
Contract charges	(35)	(6,939)	—	(162)	(405)
Contract terminations:
Surrender benefits	(2,147)	(320,073)	—	(30,647)	(39,097)
Death benefits	—	(64,400)	—	(1,116)	(19,544)
Increase (decrease) from transactions	(1,924)	(461,216)	—	(32,543)	(53,017)
Net assets at beginning of year	25,602	3,168,300	218	380,048	769,754
Net assets at end of year	$24,414	$3,206,025	$256	$504,948	$1,034,862

Accumulation unit activity
Units outstanding at beginning of year	15,261	2,269,261	—	185,835	384,040
Units purchased	141	3,635	—	—	2,436
Units redeemed	(1,316)	(297,212)	—	(13,618)	(24,099)
Units outstanding at end of year	14,086	1,975,684	—	172,217	362,377

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	99

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IA	Put VT Lg Cap Val, Cl IB	Put VT Research, Cl IB	Put VT Sm Cap Val, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$20,882	$19,046	$(243)	$(7,915)	$(15,649)
Net realized gain (loss) on sales of investments	25,596	22,919	5,062	(13,110)	30,368
Distributions from capital gains	138,983	149,250	—	65,385	72,670
Net change in unrealized appreciation (depreciation) of investments	139,983	160,533	5,611	67,763	439,323
Net increase (decrease) in net assets resulting from operations	325,444	351,748	10,430	112,123	526,712

Contract transactions
Contract purchase payments	1,273	1,374	125	100	744
Net transfers(1)	(4,972)	(24,862)	1,277	2,646	(1,727)
Adjustments to net assets allocated to contracts in payment period	3,959	(4,831)	—	—	(33)
Contract charges	(1,120)	(5,819)	(203)	(692)	(1,042)
Contract terminations:
Surrender benefits	(181,957)	(134,424)	(10,372)	(42,268)	(84,348)
Death benefits	(27,120)	(10,154)	—	—	(48,838)
Increase (decrease) from transactions	(209,937)	(178,716)	(9,173)	(40,214)	(135,244)
Net assets at beginning of year	2,415,634	2,602,497	44,855	533,346	2,204,980
Net assets at end of year	$2,531,141	$2,775,529	$46,112	$605,255	$2,596,448

Accumulation unit activity
Units outstanding at beginning of year	1,460,926	1,584,469	11,849	215,674	304,529
Units purchased	729	4,623	569	1,969	93
Units redeemed	(125,060)	(106,375)	(3,100)	(16,359)	(16,977)
Units outstanding at end of year	1,336,595	1,482,717	9,318	201,284	287,645

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Royce Sm-Cap, Invest Cl	Temp Dev Mkts, Cl 2	Temp Foreign, Cl 2
Operations
Investment income (loss) — net	$(21,303)	$(4,572)	$(1,504)	$1,937	$46,792
Net realized gain (loss) on sales of investments	43,677	(8,955)	409	(5,382)	(3,816)
Distributions from capital gains	84,476	—	24,287	178	—
Net change in unrealized appreciation (depreciation) of investments	470,000	60,330	36,467	28,647	389,944
Net increase (decrease) in net assets resulting from operations	576,850	46,803	59,659	25,380	432,920

Contract transactions
Contract purchase payments	810	1,629	1,651	240	2,346
Net transfers(1)	(274)	839	(168)	—	(66,027)
Adjustments to net assets allocated to contracts in payment period	(2,750)	—	—	—	—
Contract charges	(2,516)	(807)	(564)	(413)	(7,081)
Contract terminations:
Surrender benefits	(96,760)	(49,301)	(8,261)	(23,275)	(178,032)
Death benefits	(114,914)	—	—	(8,348)	(70,098)
Increase (decrease) from transactions	(216,404)	(47,640)	(7,342)	(31,796)	(318,892)
Net assets at beginning of year	2,465,786	320,260	250,916	229,100	2,387,252
Net assets at end of year	$2,826,232	$319,423	$303,233	$222,684	$2,501,280

Accumulation unit activity
Units outstanding at beginning of year	649,812	69,604	46,784	93,977	1,570,374
Units purchased	449	522	309	88	1,586
Units redeemed	(51,234)	(11,566)	(1,550)	(11,960)	(192,589)
Units outstanding at end of year	599,027	58,560	45,543	82,105	1,379,371

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	101

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Temp Global Bond, Cl 2	Temp Gro, Cl 2	Third Ave VST Third Ave Value	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(102,452)	$4,487	$1,884	$(128,373)	$(926,974)
Net realized gain (loss) on sales of investments	(227,579)	(1,984)	3,970	1,424,833	5,530,994
Distributions from capital gains	—	—	14,154	—	—
Net change in unrealized appreciation (depreciation) of investments	394,543	41,751	18,232	128,206	4,363,627
Net increase (decrease) in net assets resulting from operations	64,512	44,254	38,240	1,424,666	8,967,647

Contract transactions
Contract purchase payments	3,152	—	213	—	88,586
Net transfers(1)	359,583	(2,409)	(110)	(965,148)	(2,894,581)
Adjustments to net assets allocated to contracts in payment period	(1,033)	—	—	—	—
Contract charges	(32,062)	(356)	(381)	(122,901)	(430,470)
Contract terminations:
Surrender benefits	(477,601)	(12,989)	(10,475)	(2,019,281)	(4,907,208)
Death benefits	(268,010)	—	—	—	(913,280)
Increase (decrease) from transactions	(415,971)	(15,754)	(10,753)	(3,107,330)	(9,056,953)
Net assets at beginning of year	6,478,799	238,938	204,853	10,225,519	62,848,446
Net assets at end of year	$6,127,340	$267,438	$232,340	$8,542,855	$62,759,140

Accumulation unit activity
Units outstanding at beginning of year	4,102,341	165,716	58,264	5,040,343	31,593,159
Units purchased	241,248	51	56	26,166	125,722
Units redeemed	(511,393)	(9,760)	(2,768)	(1,427,505)	(4,363,546)
Units outstanding at end of year	3,832,196	156,007	55,552	3,639,004	27,355,335

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(182,509)	$(590,547)	$(3,982)	$(311)	$(168,025)
Net realized gain (loss) on sales of investments	189,332	1,196,623	4,158	553	109,804
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	882,254	2,015,725	30,073	3,001	706,903
Net increase (decrease) in net assets resulting from operations	889,077	2,621,801	30,249	3,243	648,682

Contract transactions
Contract purchase payments	231,341	246,224	—	—	—
Net transfers(1)	245,731	(607,977)	(2)	(6)	598,661
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(190,898)	(493,083)	(6,397)	(434)	(107,189)
Contract terminations:
Surrender benefits	(2,626,511)	(5,168,502)	(49,395)	(2,375)	(1,272,094)
Death benefits	(292,538)	(1,455,339)	—	—	(306,283)
Increase (decrease) from transactions	(2,632,875)	(7,478,677)	(55,794)	(2,815)	(1,086,905)
Net assets at beginning of year	14,300,570	43,017,490	315,673	26,131	11,073,208
Net assets at end of year	$12,556,772	$38,160,614	$290,128	$26,559	$10,634,985

Accumulation unit activity
Units outstanding at beginning of year	12,028,143	36,585,087	300,340	22,246	10,960,960
Units purchased	436,867	478,050	—	—	630,267
Units redeemed	(2,596,362)	(6,707,454)	(51,430)	(2,308)	(1,703,830)
Units outstanding at end of year	9,868,648	30,355,683	248,910	19,938	9,887,397

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	103

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(441,794)	$(1,224,811)	$(2,483,487)	$(2,517,332)	$(9,007,018)
Net realized gain (loss) on sales of investments	784,749	3,016,476	5,709,928	11,230,349	44,665,805
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,928,415	8,421,502	13,004,207	12,171,646	29,486,148
Net increase (decrease) in net assets resulting from operations	2,271,370	10,213,167	16,230,648	20,884,663	65,144,935

Contract transactions
Contract purchase payments	25,610	49,583	14,496	354,504	731,370
Net transfers(1)	(610,329)	121,070	1,139,293	1,879,959	7,795,433
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,514)	(4,157)
Contract charges	(297,526)	(917,638)	(1,606,461)	(2,989,884)	(7,182,777)
Contract terminations:
Surrender benefits	(3,518,709)	(8,003,806)	(16,059,279)	(20,621,951)	(67,754,750)
Death benefits	(690,047)	(880,581)	(4,494,592)	(2,868,587)	(17,156,716)
Increase (decrease) from transactions	(5,091,001)	(9,631,372)	(21,006,543)	(24,250,473)	(83,571,597)
Net assets at beginning of year	30,540,912	84,426,428	165,779,974	194,674,449	623,767,191
Net assets at end of year	$27,721,281	$85,008,223	$161,004,079	$191,308,639	$605,340,529

Accumulation unit activity
Units outstanding at beginning of year	28,273,236	69,477,081	143,791,125	121,162,951	396,064,237
Units purchased	322,579	321,388	1,139,066	1,297,484	5,282,397
Units redeemed	(4,875,499)	(7,865,483)	(18,681,502)	(15,718,943)	(56,275,346)
Units outstanding at end of year	23,720,316	61,932,986	126,248,689	106,741,492	345,071,288

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$(464,447)	$(2,273,770)	$(343,086)	$(944,790)	$(11,336)
Net realized gain (loss) on sales of investments	3,393,652	15,719,605	1,143,899	3,950,987	96,837
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,404,105	4,761,201	1,323,070	2,239,807	54,787
Net increase (decrease) in net assets resulting from operations	4,333,310	18,207,036	2,123,883	5,246,004	140,288

Contract transactions
Contract purchase payments	179,803	201,984	—	30,816	—
Net transfers(1)	(1,701,910)	(5,416,676)	303,008	(333,703)	(45,584)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(276,991)	(1,033,770)	(398,172)	(700,806)	(6,109)
Contract terminations:
Surrender benefits	(3,247,600)	(16,271,869)	(4,378,642)	(6,938,389)	(62,497)
Death benefits	(739,624)	(4,188,527)	(128,775)	(2,566,625)	(13,234)
Increase (decrease) from transactions	(5,786,322)	(26,708,858)	(4,602,581)	(10,508,707)	(127,424)
Net assets at beginning of year	35,392,083	152,423,463	26,304,791	65,858,953	683,994
Net assets at end of year	$33,939,071	$143,921,641	$23,826,093	$60,596,250	$696,858

Accumulation unit activity
Units outstanding at beginning of year	19,679,654	86,560,638	19,163,176	48,642,608	333,708
Units purchased	366,811	361,324	209,372	496,207	—
Units redeemed	(3,377,275)	(14,620,268)	(3,489,086)	(8,051,423)	(56,627)
Units outstanding at end of year	16,669,190	72,301,694	15,883,462	41,087,392	277,081

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	105

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Operations
Investment income (loss) — net	$(139,315)	$(5,273)	$(37,949)	$(23,712)	$(81,571)
Net realized gain (loss) on sales of investments	579,797	14,309	100,995	19,554	(509,397)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	365,695	25,316	438,965	244,745	1,499,506
Net increase (decrease) in net assets resulting from operations	806,177	34,352	502,011	240,587	908,538

Contract transactions
Contract purchase payments	18,121	—	—	—	3,475
Net transfers(1)	545,106	(57,184)	1,549	342,120	13,640
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(41,267)	(9,440)	(54,611)	(42,667)	(23,799)
Contract terminations:
Surrender benefits	(715,641)	(55,897)	(461,007)	(173,257)	(420,372)
Death benefits	(309,257)	—	—	—	(182,748)
Increase (decrease) from transactions	(502,938)	(122,521)	(514,069)	126,196	(609,804)
Net assets at beginning of year	8,464,294	442,141	3,667,779	1,771,916	4,790,415
Net assets at end of year	$8,767,533	$353,972	$3,655,721	$2,138,699	$5,089,149

Accumulation unit activity
Units outstanding at beginning of year	3,047,082	400,545	2,821,029	1,468,678	1,597,329
Units purchased	216,649	—	91,247	275,216	16,362
Units redeemed	(374,380)	(109,270)	(475,347)	(172,030)	(197,191)
Units outstanding at end of year	2,889,351	291,275	2,436,929	1,571,864	1,416,500

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended December 31, 2023 (continued)	Wanger Intl
Operations
Investment income (loss) — net	$(58,438)
Net realized gain (loss) on sales of investments	(272,915)
Distributions from capital gains	—
Net change in unrealized appreciation (depreciation) of investments	989,988
Net increase (decrease) in net assets resulting from operations	658,635

Contract transactions
Contract purchase payments	5,057
Net transfers(1)	1,913
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(20,668)
Contract terminations:
Surrender benefits	(350,391)
Death benefits	(184,309)
Increase (decrease) from transactions	(548,398)
Net assets at beginning of year	4,524,262
Net assets at end of year	$4,634,499

Accumulation unit activity
Units outstanding at beginning of year	1,750,556
Units purchased	12,546
Units redeemed	(203,100)
Units outstanding at end of year	1,560,002

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	107

Notes to Financial Statements

1. ORGANIZATION

RiverSource Variable Annuity Account (the Account) was established under Indiana law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

Evergreen Essential Variable Annuity (EG Essential)

Evergreen New Solutions Variable Annuity (EG New Solutions)

Evergreen New Solutions Select Variable Annuity (EG New Solutions Select)

Evergreen Pathways Variable Annuity (EG Pathways)

Evergreen Pathways Select Variable Annuity (EG Pathways Select)

Evergreen Privilege Variable Annuity (EG Privilege)

RiverSource® AccessChoice Select Variable Annuity (AccessChoice Select)

RiverSource® Builder Select Variable Annuity (Builder Select)

RiverSource® Endeavor Select Variable Annuity (Endeavor Select)

RiverSource® FlexChoice Variable Annuity (FlexChoice)

RiverSource® FlexChoice Select Variable Annuity (FlexChoice Select)

RiverSource® Galaxy Premier Variable Annuity (Galaxy)

RiverSource® Innovations Variable Annuity (Innovations)

RiverSource® Innovations Select Variable Annuity (Innovations Select)

RiverSource® Innovations Classic Variable Annuity (Innovations Classic)

RiverSource® Innovations Classic Select Variable Annuity (Innovations Classic Select)

RiverSource® New Solutions Variable Annuity (New Solutions)

RiverSource® Personal Portfolio Variable Annuity (Personal Portfolio)*

RiverSource® Personal Portfolio Plus Variable Annuity (Personal Portfolio Plus)*

RiverSource® Personal Portfolio Plus2 Variable Annuity (Personal Portfolio Plus2)*

RiverSource® Pinnacle Variable Annuity (Pinnacle)

RiverSource® Platinum Variable Annuity (Platinum)*

RiverSource® Preferred Variable Annuity (Preferred)*

RiverSource® Signature Variable Annuity (Signature)

RiverSource® Signature Select Variable Annuity (Signature Select)

RiverSource® Signature One Variable Annuity (Signature One)

RiverSource® Signature One Select Variable Annuity (Signature One Select)

Wells Fargo Advantage Variable Annuity (Wells Advantage)

Wells Fargo Advantage Select Variable Annuity (Wells Advantage Select)

Wells Fargo Advantage Builder Variable Annuity (Wells Builder)

Wells Fargo Advantage Choice Variable Annuity (Wells Choice)

Wells Fargo Advantage Choice Select Variable Annuity (Wells Choice Select)

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2024, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Bal Hedged Alloc, Cl B	AB VPS Balanced Hedged Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)

108	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
Allspg VT Dis All Cap Gro, Cl 1	Allspring VT Discovery All Cap Growth Fund – Class 1
Allspg VT Dis All Cap Gro, Cl 2	Allspring VT Discovery All Cap Growth Fund – Class 2
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 1	Allspring VT Opportunity Fund – Class 1
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
BNY Mellon IP MidCap Stock, Serv	BNY Mellon Investment Portfolios, MidCap Stock Portfolio – Service Shares
BNY Mellon IP Tech Gro, Serv	BNY Mellon Investment Portfolios, Technology Growth Portfolio – Service Shares
BNY Mellon Sus US Eq, Init	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares
BNY Mellon VIF Appr, Serv	BNY Mellon Variable Investment Fund, Appreciation Portfolio – Service Shares
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Govt Money Mkt, Cl 1	Columbia Variable Portfolio – Government Money Market Fund (Class 1)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP Sm Co Gro, Cl 1	Columbia Variable Portfolio – Small Company Growth Fund (Class 1)
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1) (renamed to CTIVP® – Principal Large Cap Growth Fund (Class 1) effective sometime during the second quarter of 2025)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Bal, Serv Cl	Fidelity® VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl	Fidelity® VIP ContrafundSM Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2	Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl	Fidelity® VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2	Fidelity® VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl	Fidelity® VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2	Fidelity® VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Rising Divd, Cl 2	Franklin Rising Dividends VIP Fund – Class 2

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	109

Division	Fund
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Mid Cap Gro, Cl 2	Franklin Small-Mid Cap Growth VIP Fund – Class 2
GS VIT Intl Eq Insights, Inst	Goldman Sachs VIT International Equity Insights Fund – Institutional Shares
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Strategic Gro, Inst	Goldman Sachs VIT Strategic Growth Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI American Value, Ser II	Invesco V.I. American Value Fund, Series II Shares
Invesco VI Cap Appr, Ser I	Invesco V.I. Capital Appreciation Fund, Series I Shares (renamed to Invesco V.I Discovery Large Cap Fund, Series I Shares effective sometime during the second quarter of 2025)
Invesco VI Cap Appr, Ser II	Invesco V.I. Capital Appreciation Fund, Series II Shares (renamed to Invesco V.I Discovery Large Cap Fund, Series II Shares effective sometime during the second quarter of 2025)
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Eq, Ser II	Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser I	Invesco V.I. EQV International Equity Fund, Series I Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Global, Ser I	Invesco V.I. Global Fund, Series I Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser I	Invesco V.I. Global Strategic Income Fund, Series I Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Gro & Inc, Ser II	Invesco V.I. Growth and Income Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser I	Invesco V.I. Main Street Fund®, Series I Shares
Invesco VI Mn St Mid Cap, Ser II	Invesco V.I. Main Street Mid Cap Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Janus Henderson VIT Bal, Inst	Janus Henderson VIT Balanced Portfolio: Institutional Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Gbl Res, Inst	Janus Henderson VIT Global Research Portfolio: Institutional Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Retire Intl Eq, Serv	Lazard Retirement International Equity Portfolio – Service Shares
LVIP AC Disc Core Val, Std Cl II	LVIP American Century Disciplined Core Value Fund, Standard Class II(1)
LVIP AC Inflation Prot, Serv Cl	LVIP American Century Inflation Protection Fund, Service Class(2)
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(3)
LVIP AC Mid Cap Val, Serv Cl	LVIP American Century Mid Cap Value Fund, Service Class(4)
LVIP AC Ultra, Serv Cl	LVIP American Century Ultra® Fund, Service Class(5)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(6)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(7)
LVIP Baron Gro Opp, Serv Cl	LVIP Baron Growth Opportunities Fund – Service Class
LVIP JPM US Eq, Std Cl	LVIP JPMorgan U.S. Equity Fund – Standard Class(8),(9)
MFS Inv Trust, Init Cl	MFS® Investors Trust Series – Initial Class
MFS Inv Trust, Serv Cl	MFS® Investors Trust Series – Service Class
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Init Cl	MFS® New Discovery Series – Initial Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research, Init Cl	MFS® Research Series – Initial Class
MFS Total Return, Init Cl	MFS® Total Return Series – Initial Class
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class

110	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund
Put VT Div Inc, Cl IA	Putnam VT Diversified Income Fund – Class IA Shares
Put VT Div Inc, Cl IB	Putnam VT Diversified Income Fund – Class IB Shares
Put VT Emerg Mkts Eq, Cl IB	Putnam VT Emerging Markets Equity Fund – Class IB Shares
Put VT Focused Intl Eq, Cl IA	Putnam VT Focused International Equity Fund – Class IA Shares
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IA	Putnam VT High Yield Fund – Class IA Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Inc, Cl IB	Putnam VT Income Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Lg Cap Gro, Cl IA	Putnam VT Large Cap Growth Fund – Class IA Shares
Put VT Lg Cap Gro, Cl IB	Putnam VT Large Cap Growth Fund – Class IB Shares
Put VT Lg Cap Val, Cl IA	Putnam VT Large Cap Value Fund – Class IA Shares
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares
Put VT Research, Cl IB	Putnam VT Research Fund – Class IB Shares
Put VT Sm Cap Val, Cl IB	Putnam VT Small Cap Value Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Royce Sm-Cap, Invest Cl	Royce Capital Fund – Small-Cap Portfolio, Investment Class
Temp Dev Mkts, Cl 2	Templeton Developing Markets VIP Fund – Class 2
Temp Foreign, Cl 2	Templeton Foreign VIP Fund – Class 2
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Temp Gro, Cl 2	Templeton Growth VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Acorn	Wanger Acorn (renamed to Columbia Variable Portfolio – Acorn Fund effective sometime during the second quarter of 2025)
Wanger Intl	Wanger International (renamed to Columbia Variable Portfolio – Acorn International Fund effective sometime during the second quarter of 2025)

(1)	American Century VP Disciplined Core Value, Class I reorganized into LVIP American Century Disciplined Core Value Fund, Standard Class II on April 26, 2024.
(2)	American Century VP Inflation Protection, Class II reorganized into LVIP American Century Inflation Protection Fund, Service Class on April 26, 2024.
(3)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(4)	American Century VP Mid Cap Value, Class II reorganized into LVIP American Century Mid Cap Value Fund, Service Class on April 26, 2024.
(5)	American Century VP Ultra®, Class II reorganized into LVIP American Century Ultra® Fund, Service Class on April 26, 2024.
(6)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(7)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(8)	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares merged into LVIP JPMorgan U.S. Equity Fund – Standard Class on April 28, 2023.
(9)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	111

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2024.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Segment Reporting

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The standard was adopted on January 1, 2024. The adoption of the standard did not have an impact on the statement of assets and liabilities, the statement of operations or the statement of changes in net assets, as the standard is disclosure-related only.

112	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The Chairman and President of RiverSource Life Insurance Company acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee	Administrative charge
EG Essential	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
EG New Solutions	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
EG New Solutions Select	1.00% to 1.75% (depending on the contract and death benefit option selected)	0.15%
EG Pathways	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
EG Pathways Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%
EG Privilege	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
AccessChoice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%
Builder Select	1.25% to 1.95% (depending on the contract and death benefit option selected)	0.15%
Endeavor Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
FlexChoice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
FlexChoice Select	1.55% to 2.10% (depending on the contract and death benefit option selected)	0.15%
Galaxy	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%
Innovations	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
Innovations Select	0.85% to 1.85% (depending on the contract and death benefit option selected)	0.15%
Innovations Classic	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%
Innovations Classic Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
New Solutions	0.85% to 1.20% (depending on the contract and death benefit option selected)	0.15%
Personal Portfolio	1.25%	0.15%
Personal Portfolio Plus	1.25%	0.15%
Personal Portfolio Plus[2]	1.25%	0.15%
Pinnacle	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%
Platinum	1.25%	0.15%
Preferred	1.25%	0.15%
Signature	1.25%	0.15%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	113

Product	Mortality and expense risk fee	Administrative charge
Signature Select	1.30% to 1.75% (depending on the contract and death benefit option selected)	0.15%
Signature One	1.35% to 1.45% (depending on the contract and death benefit option selected)	0.15%
Signature One Select	1.30% to 2.05% (depending on the contract and death benefit option selected)	0.15%
Wells Advantage	1.05% to 1.50% (depending on the contract and death benefit option selected)	0.15%
Wells Advantage Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%
Wells Builder	1.10% to 1.55% (depending on the contract and death benefit option selected)	0.15%
Wells Choice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%
Wells Choice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%

4. CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $50 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5. WITHDRAWAL CHARGES

RiverSource Life may assess a withdrawal charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life. Charges by RiverSource Life for withdrawals are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2024 were as follows:

Division	Purchases
AB VPS Bal Hedged Alloc, Cl B	$12,134
AB VPS Intl Val, Cl B	841,649
AB VPS Lg Cap Gro, Cl B	180,746
AB VPS Relative Val, Cl B	243,999
AB VPS Sus Gbl Thematic, Cl B	14,963
Allspg VT Dis All Cap Gro, Cl 1	16,088
Allspg VT Dis All Cap Gro, Cl 2	920,341
Allspg VT Index Asset Alloc, Cl 2	431,619
Allspg VT Opp, Cl 1	57,630
Allspg VT Opp, Cl 2	419,857
Allspg VT Sm Cap Gro, Cl 2	41,953

Division	Purchases
BNY Mellon IP MidCap Stock, Serv	$1,617
BNY Mellon IP Tech Gro, Serv	110,993
BNY Mellon Sus US Eq, Init	5,658
BNY Mellon VIF Appr, Serv	9,293
CB Var Sm Cap Gro, Cl I	3,066
Col VP Bal, Cl 3	64,265
Col VP Disciplined Core, Cl 3	51,783
Col VP Divd Opp, Cl 3	293,473
Col VP Emer Mkts, Cl 3	473,522
Col VP Govt Money Mkt, Cl 1	8,874
Col VP Govt Money Mkt, Cl 3	7,472,810

114	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Purchases
Col VP Hi Yield Bond, Cl 3	$417,538
Col VP Inc Opp, Cl 1	13,651
Col VP Inc Opp, Cl 3	326,984
Col VP Inter Bond, Cl 3	745,480
Col VP Lg Cap Gro, Cl 1	73,341
Col VP Lg Cap Gro, Cl 3	1,430
Col VP Lg Cap Index, Cl 3	71,041
Col VP Overseas Core, Cl 3	14,077
Col VP Select Lg Cap Val, Cl 3	—
Col VP Select Mid Cap Gro, Cl 3	26,019
Col VP Select Mid Cap Val, Cl 3	2
Col VP Select Sm Cap Val, Cl 3	2,278
Col VP Sm Cap Val, Cl 2	51,879
Col VP Sm Co Gro, Cl 1	484
Col VP US Govt Mtge, Cl 1	4,381
Col VP US Govt Mtge, Cl 3	249,136
CS Commodity Return, Cl 1	398
CTIVP BR Gl Infl Prot Sec, Cl 3	129,831
CTIVP Prin Blue Chip Gro, Cl 1	3,830
CTIVP Vty Sycamore Estb Val, Cl 3	—
EV VT Floating-Rate Inc, Init Cl	60,463
Fid VIP Bal, Serv Cl	12,496
Fid VIP Bal, Serv Cl 2	9,721
Fid VIP Contrafund, Serv Cl	441,191
Fid VIP Contrafund, Serv Cl 2	4,275,882
Fid VIP Dyn Appr, Serv Cl 2	46,803
Fid VIP Gro & Inc, Serv Cl	106,014
Fid VIP Gro & Inc, Serv Cl 2	5,361
Fid VIP Gro, Serv Cl	10,094
Fid VIP Gro, Serv Cl 2	498,359
Fid VIP Hi Inc, Serv Cl	41,007
Fid VIP Hi Inc, Serv Cl 2	16,129
Fid VIP Invest Gr, Serv Cl 2	746,140
Fid VIP Mid Cap, Serv Cl	665,812
Fid VIP Mid Cap, Serv Cl 2	1,708,633
Fid VIP Overseas, Serv Cl	9,369
Fid VIP Overseas, Serv Cl 2	341,679
Frank Global Real Est, Cl 2	122,409
Frank Inc, Cl 2	223,200
Frank Mutual Shares, Cl 2	829,253
Frank Rising Divd, Cl 2	14,885
Frank Sm Cap Val, Cl 2	142,752
Frank Sm Mid Cap Gro, Cl 2	41,242
GS VIT Intl Eq Insights, Inst	457
GS VIT Mid Cap Val, Inst	787,148
GS VIT Strategic Gro, Inst	27,890
GS VIT U.S. Eq Insights, Inst	247,074
Invesco VI Am Fran, Ser I	64,779
Invesco VI Am Fran, Ser II	5,229
Invesco VI American Value, Ser II	232,401
Invesco VI Cap Appr, Ser I	1,149
Invesco VI Cap Appr, Ser II	139,351
Invesco VI Comstock, Ser II	2,176,411
Invesco VI Core Eq, Ser I	492,591
Invesco VI Core Eq, Ser II	4,085
Invesco VI Dis Mid Cap Gro, Ser I	29
Invesco VI Dis Mid Cap Gro, Ser II	4,049
Invesco VI EQV Intl Eq, Ser I	12,388
Invesco VI EQV Intl Eq, Ser II	33,228
Invesco VI Global, Ser I	64
Invesco VI Global, Ser II	132,117

Division	Purchases
Invesco VI Gbl Strat Inc, Ser I	$1,892
Invesco VI Gbl Strat Inc, Ser II	1,337,573
Invesco VI Gro & Inc, Ser II	41,476
Invesco VI Hlth, Ser II	2
Invesco VI Main St, Ser I	3,065
Invesco VI Mn St Mid Cap, Ser II	37,208
Invesco VI Mn St Sm Cap, Ser II	76,598
Janus Henderson VIT Bal, Inst	26,834
Janus Henderson VIT Enter, Serv	36,022
Janus Henderson VIT Gbl Res, Inst	38,471
Janus Hend VIT Gbl Tech Innov, Srv	21
Janus Henderson VIT Overseas, Serv	5,672
Janus Henderson VIT Res, Serv	54,100
Lazard Retire Intl Eq, Serv	1,148
LVIP AC Disc Core Val, Std Cl II	2,395
LVIP AC Inflation Prot, Serv Cl	1,803,083
LVIP AC Intl, Serv Cl	39
LVIP AC Mid Cap Val, Serv Cl	5,745
LVIP AC Ultra, Serv Cl	695,700
LVIP AC Val, Serv Cl	70,360
LVIP AC Val, Std Cl II	24,663
LVIP Baron Gro Opp, Serv Cl	398
LVIP JPM US Eq, Std Cl	10,538
MFS Inv Trust, Init Cl	67,400
MFS Inv Trust, Serv Cl	60,697
MFS Mass Inv Gro Stock, Serv Cl	174,029
MFS New Dis, Init Cl	3,430
MFS New Dis, Serv Cl	13,533
MFS Research, Init Cl	28,342
MFS Total Return, Init Cl	2,442
MFS Total Return, Serv Cl	1,080,257
MFS Utilities, Init Cl	135,018
MFS Utilities, Serv Cl	53,561
MS VIF Dis, Cl II	2
PIMCO VIT All Asset, Advisor Cl	57,051
Put VT Div Inc, Cl IA	26,065
Put VT Div Inc, Cl IB	8,076
Put VT Emerg Mkts Eq, Cl IB	6,719
Put VT Focused Intl Eq, Cl IA	7,378
Put VT Global Hlth Care, Cl IB	71,355
Put VT Hi Yield, Cl IA	21,213
Put VT Hi Yield, Cl IB	4,688
Put VT Inc, Cl IB	2,555
Put VT Intl Eq, Cl IB	150,882
Put VT Intl Val, Cl IB	7
Put VT Lg Cap Gro, Cl IA	24,243
Put VT Lg Cap Gro, Cl IB	51,390
Put VT Lg Cap Val, Cl IA	161,363
Put VT Lg Cap Val, Cl IB	229,376
Put VT Research, Cl IB	512
Put VT Sm Cap Val, Cl IB	39,680
Put VT Sus Leaders, Cl IA	30,221
Put VT Sus Leaders, Cl IB	128,150
Royce Micro-Cap, Invest Cl	24,073
Royce Sm-Cap, Invest Cl	14,001
Temp Dev Mkts, Cl 2	8,370
Temp Foreign, Cl 2	125,332
Temp Global Bond, Cl 2	913,234
Temp Gro, Cl 2	3,159
Third Ave VST Third Ave Value	31,124
VP Aggr, Cl 2	20

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	115

Division	Purchases
VP Aggr, Cl 4	$355,095
VP Conserv, Cl 2	1,627,832
VP Conserv, Cl 4	1,592,784
VP Man Risk, Cl 2	—
VP Man Risk US, Cl 2	—
VP Man Vol Conserv, Cl 2	267,099
VP Man Vol Conserv Gro, Cl 2	367,047
VP Man Vol Gro, Cl 2	462,275
VP Man Vol Mod Gro, Cl 2	1,216,347
VP Mod, Cl 2	4,175,661
VP Mod, Cl 4	3,681,210

Division	Purchases
VP Mod Aggr, Cl 2	$565,352
VP Mod Aggr, Cl 4	382,992
VP Mod Conserv, Cl 2	600,065
VP Mod Conserv, Cl 4	1,114,527
VP Ptnrs Core Eq, Cl 3	2,922
VP Ptnrs Sm Cap Val, Cl 3	427,179
VP US Flex Conserv Gro, Cl 2	—
VP US Flex Gro, Cl 2	383,496
VP US Flex Mod Gro, Cl 2	418,247
Wanger Acorn	204,385
Wanger Intl	605,692

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Bal Hedged Alloc, Cl B
2024	145	$2.18	to	$1.80	$306	1.77%	1.00%	to	2.20%	7.48%	to	6.20%
2023	149	$2.03	to	$1.69	$293	0.91%	1.00%	to	2.20%	11.54%	to	10.21%
2022	162	$1.82	to	$1.53	$284	3.35%	1.00%	to	2.20%	(19.97%)	to	(20.93%)
2021	135	$2.28	to	$1.94	$294	0.26%	1.00%	to	2.20%	12.23%	to	10.91%
2020	136	$2.03	to	$1.75	$265	2.19%	1.00%	to	2.20%	8.17%	to	6.88%
AB VPS Intl Val, Cl B
2024	6,150	$1.29	to	$1.07	$8,099	2.27%	1.00%	to	2.25%	3.76%	to	2.47%
2023	6,629	$1.24	to	$1.04	$8,499	0.67%	1.00%	to	2.25%	13.69%	to	12.28%
2022	7,982	$1.09	to	$0.93	$9,059	4.11%	1.00%	to	2.25%	(14.65%)	to	(15.71%)
2021	8,927	$1.28	to	$1.10	$11,946	1.66%	1.00%	to	2.25%	9.75%	to	8.39%
2020	9,957	$1.16	to	$1.01	$12,212	1.58%	1.00%	to	2.25%	1.20%	to	(0.06%)
AB VPS Lg Cap Gro, Cl B
2024	651	$4.24	to	$8.05	$2,776	—	1.00%	to	1.85%	23.70%	to	22.65%
2023	743	$3.43	to	$6.56	$2,624	—	1.00%	to	1.85%	33.45%	to	32.33%
2022	825	$2.57	to	$4.96	$2,175	—	1.00%	to	1.85%	(29.40%)	to	(29.99%)
2021	893	$3.64	to	$7.09	$3,399	—	1.00%	to	1.85%	27.37%	to	26.30%
2020	1,047	$2.86	to	$5.61	$3,111	—	1.00%	to	1.85%	33.80%	to	32.67%
AB VPS Relative Val, Cl B
2024	1,150	$4.06	to	$3.68	$4,492	1.23%	1.00%	to	2.25%	11.64%	to	10.24%
2023	1,238	$3.64	to	$3.33	$4,371	1.28%	1.00%	to	2.25%	10.61%	to	9.24%
2022	1,343	$3.29	to	$3.05	$4,323	1.09%	1.00%	to	2.25%	(5.37%)	to	(6.54%)
2021	1,428	$3.48	to	$3.27	$4,851	0.63%	1.00%	to	2.25%	26.57%	to	24.99%
2020	1,731	$2.75	to	$2.61	$4,648	1.31%	1.00%	to	2.25%	1.45%	to	0.19%
AB VPS Sus Gbl Thematic, Cl B
2024	512	$1.27	to	$2.42	$874	—	1.00%	to	2.25%	4.90%	to	3.59%
2023	541	$1.21	to	$2.33	$876	0.03%	1.00%	to	2.25%	14.55%	to	13.14%
2022	600	$1.05	to	$2.06	$850	—	1.00%	to	2.25%	(27.89%)	to	(28.79%)
2021	616	$1.46	to	$2.90	$1,278	—	1.00%	to	2.25%	21.35%	to	19.84%
2020	707	$1.20	to	$2.42	$1,197	0.47%	1.00%	to	2.25%	37.70%	to	35.98%
Allspg VT Dis All Cap Gro, Cl 1
2024	76	$5.10	to	$4.68	$365	—	1.00%	to	1.35%	20.09%	to	19.67%
2023	84	$4.25	to	$3.91	$340	—	1.00%	to	1.35%	32.17%	to	31.71%
2022	111	$3.21	to	$2.97	$340	—	1.00%	to	1.35%	(37.67%)	to	(37.89%)
2021	138	$5.15	to	$4.78	$680	—	1.00%	to	1.35%	14.12%	to	13.72%
2020	225	$4.52	to	$4.20	$969	—	1.00%	to	1.35%	41.98%	to	41.49%
Allspg VT Dis All Cap Gro, Cl 2
2024	2,148	$9.13	to	$5.30	$15,745	—	1.00%	to	2.20%	19.79%	to	18.35%
2023	2,643	$7.62	to	$4.48	$16,337	—	1.00%	to	2.20%	31.85%	to	30.28%
2022	3,105	$5.78	to	$3.44	$14,649	—	1.00%	to	2.20%	(37.82%)	to	(38.57%)
2021	3,110	$9.30	to	$5.60	$23,850	—	1.00%	to	2.20%	13.83%	to	12.47%
2020	3,403	$8.17	to	$4.98	$22,973	—	1.00%	to	2.20%	41.76%	to	40.07%

116	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Allspg VT Index Asset Alloc, Cl 2
2024	1,677	$3.26	to	$2.97	$5,561	1.31%	1.05%	to	2.20%	13.66%	to	12.36%
2023	1,835	$2.87	to	$2.65	$5,367	0.97%	1.05%	to	2.20%	15.48%	to	14.16%
2022	2,147	$2.48	to	$2.32	$5,450	0.63%	1.05%	to	2.20%	(17.89%)	to	(18.83%)
2021	2,327	$3.03	to	$2.86	$7,209	0.59%	1.05%	to	2.20%	14.78%	to	13.47%
2020	2,480	$2.64	to	$2.52	$6,719	0.82%	1.05%	to	2.20%	15.37%	to	14.07%
Allspg VT Opp, Cl 1
2024	137	$4.42	to	$4.21	$580	0.28%	1.00%	to	1.35%	14.19%	to	13.79%
2023	139	$3.87	to	$3.70	$515	—	1.00%	to	1.35%	25.57%	to	25.14%
2022	152	$3.08	to	$2.96	$452	—	1.00%	to	1.35%	(21.40%)	to	(21.67%)
2021	160	$3.92	to	$3.78	$608	0.25%	1.00%	to	1.35%	23.82%	to	23.39%
2020	190	$3.16	to	$3.06	$586	0.70%	1.00%	to	1.35%	20.12%	to	19.70%
Allspg VT Opp, Cl 2
2024	979	$4.27	to	$3.64	$3,998	0.05%	1.00%	to	2.20%	13.90%	to	12.53%
2023	1,136	$3.75	to	$3.23	$4,087	—	1.00%	to	2.20%	25.24%	to	23.76%
2022	1,399	$2.99	to	$2.61	$4,034	—	1.00%	to	2.20%	(21.59%)	to	(22.53%)
2021	1,512	$3.82	to	$3.37	$5,574	0.04%	1.00%	to	2.20%	23.54%	to	22.07%
2020	1,742	$3.09	to	$2.76	$5,217	0.43%	1.00%	to	2.20%	19.80%	to	18.38%
Allspg VT Sm Cap Gro, Cl 2
2024	1,399	$3.87	to	$3.98	$3,109	—	1.00%	to	2.20%	17.52%	to	16.11%
2023	1,567	$3.29	to	$3.43	$3,022	—	1.00%	to	2.20%	3.07%	to	1.85%
2022	1,667	$3.19	to	$3.37	$3,125	—	1.00%	to	2.20%	(35.07%)	to	(35.85%)
2021	1,641	$4.92	to	$5.25	$4,765	—	1.00%	to	2.20%	6.57%	to	5.30%
2020	1,834	$4.61	to	$4.98	$5,022	—	1.00%	to	2.20%	56.22%	to	54.35%
BNY Mellon IP MidCap Stock, Serv
2024	19	$3.05	to	$3.19	$77	0.61%	1.05%	to	2.20%	11.15%	to	9.88%
2023	21	$2.74	to	$2.90	$75	0.53%	1.05%	to	2.20%	16.76%	to	15.43%
2022	20	$2.35	to	$2.52	$63	0.44%	1.05%	to	2.20%	(15.17%)	to	(16.15%)
2021	22	$2.77	to	$3.00	$80	0.45%	1.05%	to	2.20%	24.25%	to	22.83%
2020	24	$2.23	to	$2.44	$69	0.52%	1.05%	to	2.20%	6.72%	to	5.50%
BNY Mellon IP Tech Gro, Serv
2024	392	$6.58	to	$5.79	$2,530	—	1.05%	to	2.20%	24.07%	to	22.64%
2023	498	$5.31	to	$4.72	$2,609	—	1.05%	to	2.20%	57.35%	to	55.56%
2022	685	$3.37	to	$3.04	$2,297	—	1.05%	to	2.20%	(47.08%)	to	(47.68%)
2021	545	$6.37	to	$5.81	$3,475	—	1.05%	to	2.20%	11.47%	to	10.19%
2020	595	$5.72	to	$5.27	$3,425	0.08%	1.05%	to	2.20%	67.80%	to	65.88%
BNY Mellon Sus US Eq, Init
2024	140	$3.14	to	$5.89	$436	0.54%	1.20%	to	1.80%	23.39%	to	22.65%
2023	166	$2.54	to	$4.80	$418	0.73%	1.20%	to	1.80%	22.35%	to	21.62%
2022	170	$2.08	to	$3.95	$351	0.51%	1.20%	to	1.80%	(23.79%)	to	(24.25%)
2021	188	$2.73	to	$5.21	$505	0.78%	1.20%	to	1.80%	25.48%	to	24.73%
2020	217	$2.17	to	$4.18	$464	1.10%	1.20%	to	1.80%	22.66%	to	21.93%
BNY Mellon VIF Appr, Serv
2024	28	$4.43	to	$3.82	$132	0.18%	1.05%	to	2.20%	11.30%	to	10.02%
2023	28	$3.98	to	$3.47	$119	0.49%	1.05%	to	2.20%	19.41%	to	18.05%
2022	28	$3.34	to	$2.94	$100	0.43%	1.05%	to	2.20%	(19.11%)	to	(20.03%)
2021	30	$4.12	to	$3.68	$134	0.21%	1.05%	to	2.20%	25.45%	to	24.02%
2020	33	$3.29	to	$2.97	$118	0.55%	1.05%	to	2.20%	22.09%	to	20.70%
CB Var Sm Cap Gro, Cl I
2024	26	$4.59	to	$3.80	$91	—	1.00%	to	2.25%	3.45%	to	2.16%
2023	30	$4.44	to	$3.72	$100	—	1.00%	to	2.25%	7.33%	to	6.00%
2022	32	$4.14	to	$3.51	$99	—	1.00%	to	2.25%	(29.55%)	to	(30.43%)
2021	31	$5.87	to	$5.05	$140	—	1.00%	to	2.25%	11.49%	to	10.11%
2020	31	$5.27	to	$4.58	$126	—	1.00%	to	2.25%	41.84%	to	40.08%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	117

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Bal, Cl 3
2024	570	$3.28	to	$2.98	$2,382	—	1.00%	to	1.80%	13.29%		to	12.38%
2023	637	$2.89	to	$2.65	$2,357	—	1.00%	to	1.80%	20.03%		to	19.07%
2022	705	$2.41	to	$2.22	$2,190	—	1.00%	to	1.80%	(17.57%)		to	(18.23%)
2021	974	$2.92	to	$2.72	$3,405	—	1.00%	to	1.80%	13.60%		to	12.69%
2020	956	$2.57	to	$2.41	$2,990	—	1.00%	to	1.80%	16.42%		to	15.49%
Col VP Disciplined Core, Cl 3
2024	3,349	$4.51	to	$4.91	$13,812	—	1.00%	to	2.25%	24.64%		to	23.08%
2023	4,035	$3.62	to	$3.99	$13,413	—	1.00%	to	2.25%	23.00%		to	21.47%
2022	4,862	$2.94	to	$3.28	$13,104	—	1.00%	to	2.25%	(19.64%)		to	(20.63%)
2021	5,462	$3.66	to	$4.14	$18,461	—	1.00%	to	2.25%	31.25%		to	29.62%
2020	6,340	$2.79	to	$3.19	$16,343	—	1.00%	to	2.25%	12.85%		to	11.45%
Col VP Divd Opp, Cl 3
2024	3,685	$4.61	to	$2.89	$15,387	—	1.00%	to	2.25%	14.12%		to	12.70%
2023	4,374	$4.04	to	$2.57	$16,147	—	1.00%	to	2.25%	3.91%		to	2.62%
2022	4,702	$3.89	to	$2.50	$16,833	—	1.00%	to	2.25%	(2.22%)		to	(3.43%)
2021	6,151	$3.98	to	$2.59	$22,599	—	1.00%	to	2.25%	24.76%		to	23.22%
2020	7,295	$3.19	to	$2.10	$21,475	—	1.00%	to	2.25%	0.02%		to	(1.22%)
Col VP Emer Mkts, Cl 3
2024	2,104	$1.36	to	$1.13	$5,313	1.16%	1.00%	to	2.25%	4.45%		to	3.14%
2023	2,279	$1.30	to	$1.09	$5,548	—	1.00%	to	2.25%	8.22%		to	6.88%
2022	2,507	$1.20	to	$1.02	$5,680	—	1.00%	to	2.25%	(33.65%)		to	(34.47%)
2021	2,203	$1.82	to	$1.56	$7,557	0.92%	1.00%	to	2.25%	(8.25%)		to	(9.40%)
2020	2,157	$1.98	to	$1.72	$8,111	0.57%	1.00%	to	2.25%	32.04%		to	30.39%
Col VP Govt Money Mkt, Cl 1
2024	92	$1.06	to	$1.05	$97	4.85%	1.15%	to	1.25%	3.79%		to	3.69%
2023	89	$1.02	to	$1.01	$90	4.63%	1.15%	to	1.25%	3.53%		to	3.43%
2022	92	$0.98	to	$0.98	$90	1.00%	1.15%	to	1.25%	0.06%		to	(0.05%)
2021	141	$0.98	to	$0.98	$138	0.01%	1.15%	to	1.25%	(1.12%)		to	(1.22%)
2020	188	$0.99	to	$0.99	$187	0.01%	1.15%	to	1.25%	(0.74	%)(5)	to	(0.81	%)(5)
Col VP Govt Money Mkt, Cl 3
2024	21,470	$1.14	to	$0.82	$21,454	4.72%	1.00%	to	2.25%	3.82%		to	2.52%
2023	17,890	$1.10	to	$0.80	$17,347	4.50%	1.00%	to	2.25%	3.56%		to	2.27%
2022	20,810	$1.06	to	$0.78	$19,580	1.11%	1.00%	to	2.25%	0.16%		to	(1.09%)
2021	23,910	$1.06	to	$0.79	$22,482	0.01%	1.00%	to	2.25%	(0.98%)		to	(2.22%)
2020	26,018	$1.07	to	$0.81	$24,763	0.24%	1.00%	to	2.25%	(0.72%)		to	(1.95%)
Col VP Hi Yield Bond, Cl 3
2024	1,086	$2.13	to	$1.76	$2,877	5.73%	1.00%	to	2.25%	5.88%		to	4.56%
2023	1,168	$2.01	to	$1.69	$2,924	5.40%	1.00%	to	2.25%	10.97%		to	9.59%
2022	1,280	$1.81	to	$1.54	$2,908	5.02%	1.00%	to	2.25%	(11.59%)		to	(12.69%)
2021	1,536	$2.05	to	$1.76	$3,961	4.99%	1.00%	to	2.25%	3.82%		to	2.53%
2020	1,654	$1.98	to	$1.72	$4,134	5.69%	1.00%	to	2.25%	5.49%		to	4.18%
Col VP Inc Opp, Cl 1
2024	185	$1.27	to	$1.25	$232	5.61%	1.15%	to	1.25%	4.69%		to	4.58%
2023	188	$1.21	to	$1.20	$225	5.29%	1.15%	to	1.25%	10.29%		to	10.18%
2022	206	$1.10	to	$1.09	$224	5.42%	1.15%	to	1.25%	(11.04%)		to	(11.13%)
2021	211	$1.23	to	$1.22	$258	9.00%	1.15%	to	1.25%	3.30%		to	3.20%
2020	224	$1.19	to	$1.19	$265	4.62%	1.15%	to	1.25%	4.69%		to	4.58%
Col VP Inc Opp, Cl 3
2024	1,145	$2.02	to	$1.67	$2,708	5.38%	1.00%	to	2.25%	4.84%		to	3.54%
2023	1,314	$1.93	to	$1.62	$2,976	5.02%	1.00%	to	2.25%	10.40%		to	9.03%
2022	1,552	$1.75	to	$1.48	$3,201	5.06%	1.00%	to	2.25%	(11.11%)		to	(12.21%)
2021	2,006	$1.96	to	$1.69	$4,689	9.01%	1.00%	to	2.25%	3.44%		to	2.15%
2020	2,084	$1.90	to	$1.65	$4,740	4.59%	1.00%	to	2.25%	4.69%		to	3.39%

118	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inter Bond, Cl 3
2024	3,887	$1.67	to	$1.07	$6,068	4.68%	1.00%	to	2.25%	0.83%	to	(0.43%)
2023	4,195	$1.66	to	$1.08	$6,555	2.19%	1.00%	to	2.25%	5.14%	to	3.84%
2022	4,623	$1.58	to	$1.04	$6,903	3.08%	1.00%	to	2.25%	(17.99%)	to	(19.01%)
2021	5,137	$1.92	to	$1.28	$9,380	3.21%	1.00%	to	2.25%	(1.34%)	to	(2.57%)
2020	5,262	$1.95	to	$1.31	$9,819	2.75%	1.00%	to	2.25%	11.33%	to	9.95%
Col VP Lg Cap Gro, Cl 1
2024	29	$5.64	to	$5.56	$163	—	1.15%	to	1.25%	29.82%	to	29.69%
2023	55	$4.34	to	$4.29	$237	—	1.15%	to	1.25%	41.53%	to	41.39%
2022	107	$3.07	to	$3.03	$325	—	1.15%	to	1.25%	(32.17%)	to	(32.24%)
2021	111	$4.52	to	$4.47	$496	—	1.15%	to	1.25%	27.26%	to	27.13%
2020	112	$3.55	to	$3.52	$395	—	1.15%	to	1.25%	33.19%	to	33.06%
Col VP Lg Cap Gro, Cl 3
2024	140	$6.73	to	$6.14	$799	—	1.00%	to	2.25%	29.88%	to	28.26%
2023	173	$5.18	to	$4.79	$718	—	1.00%	to	2.25%	41.53%	to	39.78%
2022	197	$3.66	to	$3.42	$553	—	1.00%	to	2.25%	(32.13%)	to	(32.97%)
2021	223	$5.39	to	$5.11	$876	—	1.00%	to	2.25%	27.26%	to	25.68%
2020	219	$4.24	to	$4.06	$713	—	1.00%	to	2.25%	33.23%	to	31.57%
Col VP Lg Cap Index, Cl 3
2024	1,242	$4.60	to	$4.81	$6,191	—	1.00%	to	2.25%	23.30%	to	21.76%
2023	1,434	$3.73	to	$3.95	$5,774	—	1.00%	to	2.25%	24.57%	to	23.02%
2022	1,640	$3.00	to	$3.21	$5,300	—	1.00%	to	2.25%	(19.26%)	to	(20.26%)
2021	2,078	$3.71	to	$4.03	$8,582	—	1.00%	to	2.25%	26.94%	to	25.37%
2020	2,328	$2.92	to	$3.21	$7,562	—	1.00%	to	2.25%	16.73%	to	15.28%
Col VP Overseas Core, Cl 3
2024	139	$1.84	to	$1.52	$305	4.30%	1.00%	to	2.25%	2.31%	to	1.03%
2023	151	$1.80	to	$1.51	$328	1.83%	1.00%	to	2.25%	14.32%	to	12.90%
2022	158	$1.57	to	$1.33	$303	0.80%	1.00%	to	2.25%	(15.64%)	to	(16.70%)
2021	165	$1.86	to	$1.60	$379	1.17%	1.00%	to	2.25%	8.78%	to	7.43%
2020	183	$1.71	to	$1.49	$380	1.56%	1.00%	to	2.25%	7.83%	to	6.50%
Col VP Select Lg Cap Val, Cl 3
2024	26	$3.57	to	$3.45	$100	—	1.05%	to	2.20%	11.57%	to	10.29%
2023	27	$3.20	to	$3.12	$95	—	1.05%	to	2.20%	4.13%	to	2.95%
2022	35	$3.07	to	$3.04	$119	—	1.05%	to	2.20%	(2.97%)	to	(4.08%)
2021	40	$3.17	to	$3.16	$140	—	1.05%	to	2.20%	24.83%	to	23.40%
2020	41	$2.54	to	$2.56	$116	—	1.05%	to	2.20%	5.84%	to	4.63%
Col VP Select Mid Cap Gro, Cl 3
2024	332	$5.91	to	$3.70	$1,718	—	1.00%	to	2.20%	22.29%	to	20.83%
2023	383	$4.83	to	$3.06	$1,631	—	1.00%	to	2.20%	23.84%	to	22.37%
2022	426	$3.90	to	$2.50	$1,471	—	1.00%	to	2.20%	(31.61%)	to	(32.42%)
2021	445	$5.70	to	$3.71	$2,263	—	1.00%	to	2.20%	15.25%	to	13.87%
2020	481	$4.95	to	$3.25	$2,126	—	1.00%	to	2.20%	33.89%	to	32.29%
Col VP Select Mid Cap Val, Cl 3
2024	6	$4.13	to	$3.42	$20	—	1.00%	to	2.25%	11.29%	to	9.90%
2023	11	$3.71	to	$3.11	$31	—	1.00%	to	2.25%	9.09%	to	7.74%
2022	13	$3.40	to	$2.89	$33	—	1.00%	to	2.25%	(10.46%)	to	(11.57%)
2021	16	$3.80	to	$3.26	$43	—	1.00%	to	2.25%	30.82%	to	29.20%
2020	23	$2.90	to	$2.53	$47	—	1.00%	to	2.25%	6.34%	to	5.02%
Col VP Select Sm Cap Val, Cl 3
2024	171	$4.56	to	$4.08	$679	—	1.00%	to	1.80%	12.67%	to	11.77%
2023	182	$4.05	to	$3.65	$647	—	1.00%	to	1.80%	11.85%	to	10.97%
2022	207	$3.62	to	$3.29	$661	—	1.00%	to	1.80%	(15.67%)	to	(16.34%)
2021	215	$4.29	to	$3.93	$819	—	1.00%	to	1.80%	29.50%	to	28.47%
2020	244	$3.31	to	$3.06	$730	—	1.00%	to	1.80%	7.97%	to	7.11%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	119

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Sm Cap Val, Cl 2
2024	188	$3.95	to	$3.27	$725	0.53%	1.00%	to	2.25%	7.58%	to	6.24%
2023	226	$3.67	to	$3.08	$815	0.43%	1.00%	to	2.25%	20.46%	to	18.96%
2022	250	$3.05	to	$2.59	$748	0.48%	1.00%	to	2.25%	(9.88%)	to	(11.00%)
2021	311	$3.38	to	$2.90	$1,040	0.49%	1.00%	to	2.25%	27.52%	to	25.94%
2020	407	$2.65	to	$2.31	$1,077	0.36%	1.00%	to	2.25%	7.52%	to	6.18%
Col VP Sm Co Gro, Cl 1
2024	3	$8.17	to	$8.00	$23	2.30%	1.15%	to	1.25%	22.69%	to	22.56%
2023	3	$6.66	to	$6.52	$19	—	1.15%	to	1.25%	25.19%	to	25.06%
2022	3	$5.32	to	$5.22	$15	—	1.15%	to	1.25%	(36.50%)	to	(36.56%)
2021	3	$8.38	to	$8.22	$25	—	1.15%	to	1.25%	(4.01%)	to	(4.11%)
2020	3	$8.73	to	$8.58	$26	—	1.15%	to	1.25%	69.17%	to	69.00%
Col VP US Govt Mtge, Cl 1
2024	116	$1.01	to	$1.00	$116	3.30%	1.15%	to	1.25%	0.41%	to	0.30%
2023	130	$1.01	to	$1.00	$129	2.82%	1.15%	to	1.25%	4.49%	to	4.39%
2022	136	$0.97	to	$0.96	$130	2.17%	1.15%	to	1.25%	(15.12%)	to	(15.20%)
2021	137	$1.14	to	$1.13	$154	1.97%	1.15%	to	1.25%	(2.09%)	to	(2.18%)
2020	163	$1.16	to	$1.15	$187	2.50%	1.15%	to	1.25%	3.89%	to	3.79%
Col VP US Govt Mtge, Cl 3
2024	3,107	$1.33	to	$0.86	$3,542	3.20%	1.00%	to	2.25%	0.43%	to	(0.83%)
2023	3,497	$1.33	to	$0.87	$4,008	2.59%	1.00%	to	2.25%	4.50%	to	3.21%
2022	4,309	$1.27	to	$0.84	$4,731	1.97%	1.00%	to	2.25%	(15.11%)	to	(16.17%)
2021	4,710	$1.50	to	$1.01	$6,072	1.90%	1.00%	to	2.25%	(2.05%)	to	(3.27%)
2020	5,149	$1.53	to	$1.04	$6,849	2.44%	1.00%	to	2.25%	3.91%	to	2.63%
CS Commodity Return, Cl 1
2024	21	$0.74	to	$0.61	$14	2.92%	1.00%	to	2.25%	3.78%	to	2.48%
2023	23	$0.71	to	$0.59	$14	21.09%	1.00%	to	2.25%	(10.01%)	to	(11.13%)
2022	25	$0.79	to	$0.67	$17	16.13%	1.00%	to	2.25%	14.88%	to	13.45%
2021	31	$0.69	to	$0.59	$18	3.61%	1.00%	to	2.25%	26.63%	to	25.06%
2020	57	$0.54	to	$0.47	$26	5.82%	1.00%	to	2.25%	(2.47%)	to	(3.67%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2024	904	$1.19	to	$0.99	$1,120	1.86%	1.00%	to	2.25%	(2.04%)	to	(3.27%)
2023	967	$1.22	to	$1.02	$1,249	8.82%	1.00%	to	2.25%	2.92%	to	1.65%
2022	1,054	$1.19	to	$1.01	$1,328	4.46%	1.00%	to	2.25%	(18.40%)	to	(19.41%)
2021	1,237	$1.45	to	$1.25	$1,917	0.69%	1.00%	to	2.25%	3.44%	to	2.14%
2020	1,287	$1.40	to	$1.22	$1,942	0.54%	1.00%	to	2.25%	8.03%	to	6.68%
CTIVP Prin Blue Chip Gro, Cl 1
2024	282	$3.18	to	$2.86	$853	—	1.00%	to	2.25%	20.21%	to	18.70%
2023	407	$2.65	to	$2.41	$1,031	—	1.00%	to	2.25%	38.15%	to	36.44%
2022	503	$1.92	to	$1.76	$927	—	1.00%	to	2.25%	(28.72%)	to	(29.61%)
2021	547	$2.69	to	$2.50	$1,425	—	1.00%	to	2.25%	17.39%	to	15.93%
2020	651	$2.29	to	$2.16	$1,452	—	1.00%	to	2.25%	30.62%	to	29.00%
CTIVP Vty Sycamore Estb Val, Cl 3
2024	5	$4.99	to	$4.13	$29	—	1.00%	to	2.25%	8.67%	to	7.31%
2023	6	$4.59	to	$3.85	$28	—	1.00%	to	2.25%	8.72%	to	7.37%
2022	6	$4.22	to	$3.58	$26	—	1.00%	to	2.25%	(3.85%)	to	(5.04%)
2021	6	$4.39	to	$3.77	$28	—	1.00%	to	2.25%	30.44%	to	28.82%
2020	4	$3.37	to	$2.93	$16	—	1.00%	to	2.25%	6.83%	to	5.50%
EV VT Floating-Rate Inc, Init Cl
2024	368	$1.62	to	$1.34	$548	7.79%	1.00%	to	2.25%	6.55%	to	5.23%
2023	412	$1.52	to	$1.27	$574	8.20%	1.00%	to	2.25%	10.10%	to	8.75%
2022	493	$1.38	to	$1.17	$622	4.52%	1.00%	to	2.25%	(3.70%)	to	(4.90%)
2021	638	$1.43	to	$1.23	$838	2.90%	1.00%	to	2.25%	2.59%	to	1.32%
2020	646	$1.40	to	$1.22	$832	3.30%	1.00%	to	2.25%	0.99%	to	(0.27%)

120	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Bal, Serv Cl
2024	67	$4.05	to	$3.94	$266	1.79%	1.15%	to	1.25%	14.45%	to	14.33%
2023	74	$3.53	to	$3.45	$256	1.66%	1.15%	to	1.25%	20.01%	to	19.89%
2022	74	$2.95	to	$2.88	$213	1.19%	1.15%	to	1.25%	(18.96%)	to	(19.04%)
2021	74	$3.63	to	$3.55	$264	0.86%	1.15%	to	1.25%	16.78%	to	16.66%
2020	74	$3.11	to	$3.05	$226	1.40%	1.15%	to	1.25%	20.92%	to	20.80%
Fid VIP Bal, Serv Cl 2
2024	40	$4.02	to	$3.57	$155	1.69%	1.40%	to	1.80%	14.01%	to	13.56%
2023	40	$3.53	to	$3.14	$137	1.50%	1.40%	to	1.80%	19.55%	to	19.08%
2022	44	$2.95	to	$2.64	$126	1.08%	1.40%	to	1.80%	(19.32%)	to	(19.64%)
2021	44	$3.66	to	$3.28	$158	0.74%	1.40%	to	1.80%	16.35%	to	15.89%
2020	45	$3.14	to	$2.83	$137	1.28%	1.40%	to	1.80%	20.43%	to	19.95%
Fid VIP Contrafund, Serv Cl
2024	503	$7.42	to	$6.80	$3,486	0.09%	1.00%	to	1.35%	32.30%	to	31.83%
2023	568	$5.60	to	$5.16	$2,987	0.39%	1.00%	to	1.35%	32.02%	to	31.56%
2022	623	$4.25	to	$3.92	$2,485	0.40%	1.00%	to	1.35%	(27.11%)	to	(27.37%)
2021	655	$5.83	to	$5.40	$3,596	0.05%	1.00%	to	1.35%	26.44%	to	26.00%
2020	741	$4.61	to	$4.29	$3,230	0.15%	1.00%	to	1.35%	29.13%	to	28.68%
Fid VIP Contrafund, Serv Cl 2
2024	4,559	$8.18	to	$5.00	$34,026	0.04%	1.00%	to	2.25%	32.11%	to	30.47%
2023	6,114	$6.19	to	$3.84	$34,781	0.24%	1.00%	to	2.25%	31.80%	to	30.16%
2022	7,454	$4.70	to	$2.95	$32,177	0.26%	1.00%	to	2.25%	(27.22%)	to	(28.12%)
2021	8,010	$6.45	to	$4.10	$47,907	0.03%	1.00%	to	2.25%	26.24%	to	24.67%
2020	9,481	$5.11	to	$3.29	$45,009	0.08%	1.00%	to	2.25%	28.94%	to	27.34%
Fid VIP Dyn Appr, Serv Cl 2
2024	128	$7.05	to	$7.35	$877	0.05%	1.20%	to	1.80%	23.69%	to	22.95%
2023	149	$5.70	to	$5.98	$822	0.11%	1.20%	to	1.80%	27.19%	to	26.43%
2022	143	$4.48	to	$4.73	$616	0.11%	1.20%	to	1.80%	(21.99%)	to	(22.46%)
2021	148	$5.74	to	$6.10	$821	0.12%	1.20%	to	1.80%	22.79%	to	22.05%
2020	147	$4.68	to	$4.99	$667	0.04%	1.20%	to	1.80%	31.75%	to	30.96%
Fid VIP Gro & Inc, Serv Cl
2024	296	$4.38	to	$4.08	$1,226	1.33%	1.15%	to	1.60%	20.73%	to	20.19%
2023	326	$3.63	to	$3.39	$1,124	1.61%	1.15%	to	1.60%	17.23%	to	16.70%
2022	335	$3.10	to	$2.91	$989	1.58%	1.15%	to	1.60%	(6.11%)	to	(6.53%)
2021	351	$3.30	to	$3.11	$1,109	2.32%	1.15%	to	1.60%	24.33%	to	23.77%
2020	372	$2.65	to	$2.51	$948	1.94%	1.15%	to	1.60%	6.50%	to	6.03%
Fid VIP Gro & Inc, Serv Cl 2
2024	15	$4.64	to	$4.24	$69	1.29%	1.40%	to	1.80%	20.25%	to	19.78%
2023	15	$3.86	to	$3.54	$57	1.51%	1.40%	to	1.80%	16.73%	to	16.26%
2022	15	$3.31	to	$3.05	$51	1.18%	1.40%	to	1.80%	(6.49%)	to	(6.86%)
2021	22	$3.54	to	$3.27	$76	2.21%	1.40%	to	1.80%	23.89%	to	23.40%
2020	23	$2.86	to	$2.65	$65	1.89%	1.40%	to	1.80%	6.10%	to	5.68%
Fid VIP Gro, Serv Cl
2024	8	$5.87	to	$5.72	$47	—	1.15%	to	1.25%	28.77%	to	28.64%
2023	8	$4.56	to	$4.45	$36	0.04%	1.15%	to	1.25%	34.54%	to	34.41%
2022	8	$3.39	to	$3.31	$27	0.51%	1.15%	to	1.25%	(25.39%)	to	(25.46%)
2021	8	$4.54	to	$4.44	$35	—	1.15%	to	1.25%	21.68%	to	21.55%
2020	8	$3.73	to	$3.65	$31	0.06%	1.15%	to	1.25%	42.11%	to	41.97%
Fid VIP Gro, Serv Cl 2
2024	289	$7.65	to	$6.17	$2,222	—	1.00%	to	2.20%	28.77%	to	27.23%
2023	344	$5.94	to	$4.85	$2,058	0.00%	1.00%	to	2.20%	34.54%	to	32.95%
2022	358	$4.41	to	$3.65	$1,576	0.37%	1.00%	to	2.20%	(25.39%)	to	(26.28%)
2021	403	$5.92	to	$4.95	$2,421	—	1.00%	to	2.20%	21.68%	to	20.23%
2020	432	$4.86	to	$4.11	$2,132	0.04%	1.00%	to	2.20%	42.12%	to	40.43%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	121

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Hi Inc, Serv Cl
2024	284	$2.23	to	$2.05	$589	5.67%	1.00%	to	1.35%	7.64%	to	7.26%
2023	323	$2.08	to	$1.91	$627	5.61%	1.00%	to	1.35%	9.41%	to	9.03%
2022	337	$1.90	to	$1.75	$600	5.07%	1.00%	to	1.35%	(12.43%)	to	(12.74%)
2021	343	$2.17	to	$2.01	$699	5.00%	1.00%	to	1.35%	3.46%	to	3.10%
2020	405	$2.09	to	$1.95	$801	4.92%	1.00%	to	1.35%	1.63%	to	1.27%
Fid VIP Hi Inc, Serv Cl 2
2024	104	$2.61	to	$2.37	$259	6.05%	1.20%	to	1.80%	7.31%	to	6.67%
2023	112	$2.43	to	$2.23	$260	5.51%	1.20%	to	1.80%	8.93%	to	8.28%
2022	124	$2.23	to	$2.06	$265	5.24%	1.20%	to	1.80%	(12.73%)	to	(13.24%)
2021	123	$2.55	to	$2.37	$300	5.27%	1.20%	to	1.80%	3.04%	to	2.43%
2020	124	$2.48	to	$2.31	$295	4.89%	1.20%	to	1.80%	1.20%	to	0.60%
Fid VIP Invest Gr, Serv Cl 2
2024	4,112	$1.27	to	$1.05	$5,525	3.24%	1.00%	to	2.25%	0.48%	to	(0.76%)
2023	4,381	$1.27	to	$1.06	$5,897	2.44%	1.00%	to	2.25%	4.95%	to	3.65%
2022	4,749	$1.21	to	$1.02	$6,128	1.97%	1.00%	to	2.25%	(14.07%)	to	(15.14%)
2021	5,666	$1.40	to	$1.21	$8,569	1.78%	1.00%	to	2.25%	(1.88%)	to	(3.10%)
2020	5,763	$1.43	to	$1.24	$8,930	2.05%	1.00%	to	2.25%	8.09%	to	6.75%
Fid VIP Mid Cap, Serv Cl
2024	552	$8.47	to	$6.94	$4,777	0.46%	1.00%	to	1.60%	16.18%	to	15.48%
2023	613	$7.29	to	$6.01	$4,626	0.50%	1.00%	to	1.60%	13.86%	to	13.18%
2022	700	$6.41	to	$5.31	$4,668	0.40%	1.00%	to	1.60%	(15.70%)	to	(16.20%)
2021	747	$7.60	to	$6.34	$5,922	0.48%	1.00%	to	1.60%	24.26%	to	23.51%
2020	919	$6.12	to	$5.13	$5,803	0.56%	1.00%	to	1.60%	16.86%	to	16.16%
Fid VIP Mid Cap, Serv Cl 2
2024	1,788	$6.75	to	$3.23	$11,462	0.33%	1.00%	to	2.25%	16.00%	to	14.56%
2023	2,087	$5.82	to	$2.82	$11,589	0.38%	1.00%	to	2.25%	13.66%	to	12.26%
2022	2,326	$5.12	to	$2.51	$11,389	0.26%	1.00%	to	2.25%	(15.81%)	to	(16.86%)
2021	2,578	$6.08	to	$3.02	$15,060	0.34%	1.00%	to	2.25%	24.06%	to	22.52%
2020	3,090	$4.90	to	$2.46	$14,489	0.39%	1.00%	to	2.25%	16.69%	to	15.24%
Fid VIP Overseas, Serv Cl
2024	23	$2.06	to	$1.59	$41	1.60%	1.40%	to	1.60%	3.49%	to	3.28%
2023	21	$1.99	to	$1.54	$37	0.75%	1.40%	to	1.60%	18.74%	to	18.50%
2022	28	$1.68	to	$1.30	$42	0.91%	1.40%	to	1.60%	(25.63%)	to	(25.78%)
2021	34	$2.26	to	$1.75	$67	0.29%	1.40%	to	1.60%	17.91%	to	17.68%
2020	64	$1.91	to	$1.49	$104	0.23%	1.40%	to	1.60%	13.89%	to	13.66%
Fid VIP Overseas, Serv Cl 2
2024	1,189	$2.74	to	$1.74	$2,919	1.36%	1.00%	to	2.25%	3.76%	to	2.45%
2023	1,328	$2.64	to	$1.70	$3,185	0.78%	1.00%	to	2.25%	19.03%	to	17.55%
2022	1,555	$2.22	to	$1.45	$3,165	0.83%	1.00%	to	2.25%	(25.43%)	to	(26.36%)
2021	1,666	$2.97	to	$1.97	$4,578	0.31%	1.00%	to	2.25%	18.20%	to	16.74%
2020	1,906	$2.52	to	$1.69	$4,454	0.21%	1.00%	to	2.25%	14.19%	to	12.77%
Frank Global Real Est, Cl 2
2024	545	$2.14	to	$1.38	$1,508	1.84%	1.00%	to	2.20%	(1.31%)	to	(2.50%)
2023	561	$2.17	to	$1.41	$1,555	2.91%	1.00%	to	2.20%	10.33%	to	9.02%
2022	602	$1.97	to	$1.30	$1,522	2.32%	1.00%	to	2.20%	(26.79%)	to	(27.67%)
2021	671	$2.69	to	$1.79	$2,271	0.91%	1.00%	to	2.20%	25.53%	to	24.04%
2020	739	$2.14	to	$1.45	$2,002	3.29%	1.00%	to	2.20%	(6.33%)	to	(7.44%)
Frank Inc, Cl 2
2024	1,180	$2.32	to	$1.92	$3,806	5.11%	1.00%	to	2.25%	6.13%	to	4.81%
2023	1,295	$2.18	to	$1.83	$4,009	5.23%	1.00%	to	2.25%	7.55%	to	6.21%
2022	1,368	$2.03	to	$1.72	$3,938	4.86%	1.00%	to	2.25%	(6.42%)	to	(7.57%)
2021	1,516	$2.17	to	$1.86	$4,652	4.66%	1.00%	to	2.25%	15.59%	to	14.15%
2020	1,707	$1.88	to	$1.63	$4,513	5.95%	1.00%	to	2.25%	(0.30%)	to	(1.54%)

122	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Mutual Shares, Cl 2
2024	4,717	$3.74	to	$2.29	$16,588	1.91%	1.00%	to	2.20%	10.16%	to	8.84%
2023	5,455	$3.40	to	$2.10	$17,443	1.87%	1.00%	to	2.20%	12.34%	to	11.00%
2022	6,023	$3.02	to	$1.89	$17,184	1.85%	1.00%	to	2.20%	(8.35%)	to	(9.44%)
2021	6,696	$3.30	to	$2.09	$20,910	2.84%	1.00%	to	2.20%	17.98%	to	16.57%
2020	7,637	$2.80	to	$1.79	$20,216	2.82%	1.00%	to	2.20%	(5.99%)	to	(7.11%)
Frank Rising Divd, Cl 2
2024	44	$4.03	to	$3.85	$193	1.01%	1.05%	to	2.20%	9.62%	to	8.36%
2023	45	$3.68	to	$3.55	$202	0.74%	1.05%	to	2.20%	10.91%	to	9.64%
2022	85	$3.32	to	$3.24	$323	0.80%	1.05%	to	2.20%	(11.51%)	to	(12.52%)
2021	86	$3.75	to	$3.70	$374	0.74%	1.05%	to	2.20%	25.47%	to	24.03%
2020	181	$2.99	to	$2.99	$608	1.20%	1.05%	to	2.20%	14.76%	to	13.45%
Frank Sm Cap Val, Cl 2
2024	533	$4.95	to	$5.41	$2,971	0.93%	1.00%	to	1.85%	10.59%	to	9.65%
2023	586	$4.48	to	$4.94	$2,936	0.52%	1.00%	to	1.85%	11.63%	to	10.69%
2022	652	$4.01	to	$4.46	$2,925	1.00%	1.00%	to	1.85%	(10.96%)	to	(11.71%)
2021	779	$4.50	to	$5.05	$3,920	1.02%	1.00%	to	1.85%	24.12%	to	23.07%
2020	904	$3.63	to	$4.10	$3,640	1.53%	1.00%	to	1.85%	4.14%	to	3.25%
Frank Sm Mid Cap Gro, Cl 2
2024	1,686	$3.33	to	$3.52	$5,302	—	1.00%	to	2.20%	9.93%	to	8.61%
2023	1,911	$3.03	to	$3.24	$5,467	—	1.00%	to	2.20%	25.48%	to	23.99%
2022	2,121	$2.42	to	$2.62	$4,815	—	1.00%	to	2.20%	(34.35%)	to	(35.13%)
2021	2,208	$3.68	to	$4.03	$7,599	—	1.00%	to	2.20%	8.92%	to	7.62%
2020	2,353	$3.38	to	$3.75	$7,463	—	1.00%	to	2.20%	53.55%	to	51.72%
GS VIT Intl Eq Insights, Inst
2024	4	$1.66	to	$1.23	$5	1.08%	1.40%	to	1.60%	4.65%	to	4.44%
2023	12	$1.58	to	$1.18	$17	2.71%	1.40%	to	1.60%	17.06%	to	16.83%
2022	13	$1.35	to	$1.01	$15	2.70%	1.40%	to	1.60%	(14.76%)	to	(14.93%)
2021	19	$1.59	to	$1.19	$25	2.86%	1.40%	to	1.60%	10.61%	to	10.39%
2020	19	$1.43	to	$1.08	$23	1.09%	1.40%	to	1.60%	5.33%	to	5.11%
GS VIT Mid Cap Val, Inst
2024	1,482	$4.10	to	$3.39	$9,103	0.96%	1.00%	to	2.25%	11.28%	to	9.89%
2023	1,748	$3.68	to	$3.09	$9,639	1.01%	1.00%	to	2.25%	10.31%	to	8.94%
2022	1,864	$3.34	to	$2.83	$9,385	0.65%	1.00%	to	2.25%	(10.88%)	to	(11.99%)
2021	2,280	$3.75	to	$3.22	$12,784	0.45%	1.00%	to	2.25%	29.65%	to	28.04%
2020	2,801	$2.89	to	$2.51	$12,025	0.63%	1.00%	to	2.25%	7.33%	to	5.99%
GS VIT Strategic Gro, Inst
2024	45	$5.42	to	$4.66	$222	—	1.40%	to	1.60%	30.52%	to	30.26%
2023	43	$4.15	to	$3.58	$162	—	1.40%	to	1.60%	39.98%	to	39.70%
2022	43	$2.97	to	$2.56	$117	—	1.40%	to	1.60%	(33.45%)	to	(33.59%)
2021	47	$4.46	to	$3.86	$192	—	1.40%	to	1.60%	20.23%	to	19.99%
2020	52	$3.71	to	$3.21	$175	0.09%	1.40%	to	1.60%	38.55%	to	38.28%
GS VIT U.S. Eq Insights, Inst
2024	427	$5.90	to	$4.88	$1,784	0.62%	1.00%	to	2.25%	27.04%	to	25.45%
2023	488	$4.64	to	$3.89	$1,614	0.68%	1.00%	to	2.25%	22.58%	to	21.06%
2022	531	$3.79	to	$3.21	$1,438	0.80%	1.00%	to	2.25%	(20.53%)	to	(21.52%)
2021	596	$4.77	to	$4.10	$2,042	0.80%	1.00%	to	2.25%	28.12%	to	26.53%
2020	650	$3.72	to	$3.24	$1,743	0.85%	1.00%	to	2.25%	16.37%	to	14.93%
Invesco VI Am Fran, Ser I
2024	675	$4.91	to	$4.43	$3,178	—	1.00%	to	1.80%	33.54%	to	32.47%
2023	734	$3.68	to	$3.35	$2,628	—	1.00%	to	1.80%	39.53%	to	38.42%
2022	811	$2.63	to	$2.42	$2,086	—	1.00%	to	1.80%	(31.80%)	to	(32.34%)
2021	901	$3.86	to	$3.57	$3,408	—	1.00%	to	1.80%	10.81%	to	9.93%
2020	1,027	$3.49	to	$3.25	$3,515	0.07%	1.00%	to	1.80%	40.94%	to	39.82%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	123

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser II
2024	193	$4.75	to	$4.06	$857	—	1.00%	to	2.25%	33.22%		to	31.55%
2023	202	$3.57	to	$3.08	$677	—	1.00%	to	2.25%	39.20%		to	37.48%
2022	226	$2.56	to	$2.24	$547	—	1.00%	to	2.25%	(31.98%)		to	(32.82%)
2021	234	$3.77	to	$3.34	$837	—	1.00%	to	2.25%	10.54%		to	9.16%
2020	273	$3.41	to	$3.06	$888	—	1.00%	to	2.25%	40.58%		to	38.84%
Invesco VI American Value, Ser II
2024	3,806	$1.51	to	$1.44	$5,644	0.75%	1.00%	to	2.20%	28.80%		to	27.25%
2023	4,740	$1.17	to	$1.13	$5,479	0.37%	1.00%	to	2.20%	14.15%		to	12.79%
2022	5,407	$1.02	to	$1.00	$5,500	0.45%	1.00%	to	2.20%	(3.83%)		to	(4.97%)
2021	6,443	$1.07	to	$1.06	$6,843	0.33%	1.00%	to	2.20%	6.55	%(6)	to	5.67	%(6)
Invesco VI Cap Appr, Ser I
2024	144	$7.14	to	$7.14	$1,026	—	1.40%	to	1.40%	32.29%		to	32.29%
2023	161	$5.40	to	$5.40	$869	—	1.40%	to	1.40%	33.50%		to	33.50%
2022	179	$4.04	to	$4.04	$722	—	1.40%	to	1.40%	(31.74%)		to	(31.74%)
2021	187	$5.92	to	$5.92	$1,108	—	1.40%	to	1.40%	20.87%		to	20.87%
2020	201	$4.90	to	$4.90	$984	—	1.40%	to	1.40%	34.69%		to	34.69%
Invesco VI Cap Appr, Ser II
2024	1,709	$5.46	to	$4.62	$8,965	—	1.00%	to	2.25%	32.49%		to	30.83%
2023	2,147	$4.12	to	$3.53	$8,555	—	1.00%	to	2.25%	33.69%		to	32.04%
2022	2,609	$3.08	to	$2.67	$7,810	—	1.00%	to	2.25%	(31.65%)		to	(32.50%)
2021	2,685	$4.51	to	$3.96	$11,836	—	1.00%	to	2.25%	21.06%		to	19.56%
2020	3,101	$3.72	to	$3.31	$11,360	—	1.00%	to	2.25%	34.88%		to	33.21%
Invesco VI Comstock, Ser II
2024	4,902	$5.66	to	$3.50	$21,487	1.44%	1.00%	to	2.25%	13.71%		to	12.30%
2023	5,808	$4.98	to	$3.12	$22,698	1.55%	1.00%	to	2.25%	10.98%		to	9.61%
2022	6,422	$4.49	to	$2.84	$22,763	1.29%	1.00%	to	2.25%	(0.16%)		to	(1.39%)
2021	8,646	$4.49	to	$2.88	$30,832	1.56%	1.00%	to	2.25%	31.72%		to	30.08%
2020	11,141	$3.41	to	$2.22	$30,264	2.27%	1.00%	to	2.25%	(2.07%)		to	(3.29%)
Invesco VI Core Eq, Ser I
2024	1,349	$3.76	to	$3.24	$5,280	0.66%	1.00%	to	1.80%	24.35%		to	23.35%
2023	1,548	$3.03	to	$2.63	$4,927	0.72%	1.00%	to	1.80%	22.14%		to	21.17%
2022	1,773	$2.48	to	$2.17	$4,626	0.91%	1.00%	to	1.80%	(21.34%)		to	(21.96%)
2021	1,945	$3.15	to	$2.78	$6,450	0.64%	1.00%	to	1.80%	26.47%		to	25.46%
2020	2,477	$2.49	to	$2.21	$6,417	1.34%	1.00%	to	1.80%	12.72%		to	11.82%
Invesco VI Core Eq, Ser II
2024	12	$3.59	to	$3.07	$46	0.47%	1.00%	to	1.85%	24.03%		to	22.98%
2023	15	$2.90	to	$2.49	$45	0.49%	1.00%	to	1.85%	21.86%		to	20.84%
2022	15	$2.38	to	$2.06	$37	0.60%	1.00%	to	1.85%	(21.54%)		to	(22.20%)
2021	17	$3.03	to	$2.65	$53	0.45%	1.00%	to	1.85%	26.11%		to	25.05%
2020	19	$2.40	to	$2.12	$45	0.30%	1.00%	to	1.85%	12.44%		to	11.48%
Invesco VI Dis Mid Cap Gro, Ser I
2024	44	$1.64	to	$1.63	$72	—	1.40%	to	1.60%	22.49%		to	22.25%
2023	45	$1.34	to	$1.33	$60	—	1.40%	to	1.60%	11.58%		to	11.36%
2022	110	$1.20	to	$1.19	$132	—	1.40%	to	1.60%	(31.94%)		to	(32.08%)
2021	111	$1.76	to	$1.76	$196	—	1.40%	to	1.60%	17.44%		to	17.21%
2020	138	$1.50	to	$1.50	$208	0.06%	1.40%	to	1.60%	50.15	%(5)	to	49.95	%(5)
Invesco VI Dis Mid Cap Gro, Ser II
2024	199	$1.65	to	$1.56	$328	—	1.00%	to	2.25%	22.68%		to	21.15%
2023	275	$1.35	to	$1.29	$370	—	1.00%	to	2.25%	11.73%		to	10.35%
2022	416	$1.20	to	$1.16	$499	—	1.00%	to	2.25%	(31.82%)		to	(32.66%)
2021	418	$1.77	to	$1.73	$739	—	1.00%	to	2.25%	17.61%		to	16.15%
2020	499	$1.50	to	$1.49	$752	—	1.00%	to	2.25%	50.19	%(5)	to	48.91	%(5)

124	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI EQV Intl Eq, Ser I
2024	173	$2.95	to	$2.95	$511	1.71%	1.40%	to	1.40%	(0.79%)	to	(0.79%)
2023	183	$2.98	to	$2.98	$546	0.19%	1.40%	to	1.40%	16.51%	to	16.51%
2022	194	$2.56	to	$2.56	$495	1.70%	1.40%	to	1.40%	(19.44%)	to	(19.44%)
2021	204	$3.17	to	$3.17	$646	1.24%	1.40%	to	1.40%	4.42%	to	4.42%
2020	221	$3.04	to	$3.04	$672	2.37%	1.40%	to	1.40%	12.41%	to	12.41%
Invesco VI EQV Intl Eq, Ser II
2024	338	$1.89	to	$1.57	$460	1.50%	1.00%	to	2.25%	(0.66%)	to	(1.90%)
2023	389	$1.91	to	$1.60	$535	—	1.00%	to	2.25%	16.70%	to	15.25%
2022	459	$1.63	to	$1.39	$544	1.41%	1.00%	to	2.25%	(19.31%)	to	(20.32%)
2021	523	$2.02	to	$1.74	$774	1.04%	1.00%	to	2.25%	4.56%	to	3.26%
2020	582	$1.94	to	$1.69	$829	2.09%	1.00%	to	2.25%	12.61%	to	11.21%
Invesco VI Global, Ser I
2024	0	$6.38	to	$6.38	$1	—	1.40%	to	1.40%	14.44%	to	14.44%
2023	0	$5.58	to	$5.58	$1	0.23%	1.40%	to	1.40%	32.87%	to	32.87%
2022	0	$4.20	to	$4.20	$1	—	1.40%	to	1.40%	(32.71%)	to	(32.71%)
2021	0	$6.24	to	$6.24	$1	—	1.40%	to	1.40%	13.89%	to	13.89%
2020	0	$5.48	to	$5.48	$1	0.70%	1.40%	to	1.40%	25.86%	to	25.86%
Invesco VI Global, Ser II
2024	377	$5.12	to	$3.02	$1,835	—	1.00%	to	2.25%	14.63%	to	13.19%
2023	436	$4.46	to	$2.67	$1,856	—	1.00%	to	2.25%	33.11%	to	31.46%
2022	488	$3.35	to	$2.03	$1,562	—	1.00%	to	2.25%	(32.61%)	to	(33.45%)
2021	521	$4.98	to	$3.05	$2,503	—	1.00%	to	2.25%	14.03%	to	12.61%
2020	633	$4.36	to	$2.71	$2,655	0.45%	1.00%	to	2.25%	26.07%	to	24.50%
Invesco VI Gbl Strat Inc, Ser I
2024	26	$2.11	to	$2.11	$55	3.02%	1.40%	to	1.40%	1.72%	to	1.72%
2023	29	$2.07	to	$2.07	$59	—	1.40%	to	1.40%	7.38%	to	7.38%
2022	30	$1.93	to	$1.93	$58	—	1.40%	to	1.40%	(12.69%)	to	(12.69%)
2021	32	$2.21	to	$2.21	$70	4.59%	1.40%	to	1.40%	(4.75%)	to	(4.75%)
2020	36	$2.32	to	$2.32	$84	5.84%	1.40%	to	1.40%	1.96%	to	1.96%
Invesco VI Gbl Strat Inc, Ser II
2024	6,653	$1.95	to	$1.08	$10,712	2.66%	1.00%	to	2.25%	1.76%	to	0.49%
2023	7,090	$1.92	to	$1.08	$11,318	—	1.00%	to	2.25%	7.53%	to	6.19%
2022	7,936	$1.78	to	$1.01	$11,841	—	1.00%	to	2.25%	(12.59%)	to	(13.68%)
2021	9,231	$2.04	to	$1.17	$15,803	4.31%	1.00%	to	2.25%	(4.52%)	to	(5.72%)
2020	9,399	$2.14	to	$1.24	$16,947	5.39%	1.00%	to	2.25%	1.97%	to	0.71%
Invesco VI Gro & Inc, Ser II
2024	82	$5.17	to	$4.57	$385	1.17%	1.00%	to	1.85%	14.56%	to	13.59%
2023	102	$4.51	to	$4.02	$418	1.33%	1.00%	to	1.85%	11.29%	to	10.35%
2022	104	$4.05	to	$3.64	$384	1.25%	1.00%	to	1.85%	(6.94%)	to	(7.72%)
2021	119	$4.36	to	$3.95	$469	1.27%	1.00%	to	1.85%	26.91%	to	25.84%
2020	153	$3.43	to	$3.14	$481	1.87%	1.00%	to	1.85%	0.83%	to	(0.02%)
Invesco VI Hlth, Ser II
2024	15	$3.26	to	$2.70	$44	—	1.00%	to	2.25%	2.83%	to	1.55%
2023	16	$3.17	to	$2.66	$44	—	1.00%	to	2.25%	1.75%	to	0.49%
2022	16	$3.11	to	$2.64	$44	—	1.00%	to	2.25%	(14.40%)	to	(15.46%)
2021	16	$3.64	to	$3.13	$53	0.00%	1.00%	to	2.25%	10.93%	to	9.55%
2020	17	$3.28	to	$2.85	$49	0.08%	1.00%	to	2.25%	13.07%	to	11.66%
Invesco VI Main St, Ser I
2024	8	$4.15	to	$4.15	$32	—	1.40%	to	1.40%	21.92%	to	21.92%
2023	8	$3.40	to	$3.40	$27	0.86%	1.40%	to	1.40%	21.51%	to	21.51%
2022	8	$2.80	to	$2.80	$22	1.07%	1.40%	to	1.40%	(21.24%)	to	(21.24%)
2021	19	$3.55	to	$3.55	$66	0.71%	1.40%	to	1.40%	25.80%	to	25.80%
2020	19	$2.83	to	$2.83	$53	1.52%	1.40%	to	1.40%	12.36%	to	12.36%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	125

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Mn St Mid Cap, Ser II
2024	191	$2.88	to	$2.75	$582	0.12%	1.05%	to	2.20%	15.56%	to	14.24%
2023	232	$2.50	to	$2.40	$615	0.04%	1.05%	to	2.20%	12.96%	to	11.67%
2022	262	$2.21	to	$2.15	$622	0.07%	1.05%	to	2.20%	(15.34%)	to	(16.31%)
2021	327	$2.61	to	$2.57	$923	0.25%	1.05%	to	2.20%	21.58%	to	20.19%
2020	388	$2.15	to	$2.14	$907	0.49%	1.05%	to	2.20%	7.80%	to	6.57%
Invesco VI Mn St Sm Cap, Ser II
2024	324	$5.92	to	$3.86	$1,852	—	1.00%	to	2.25%	11.28%	to	9.89%
2023	363	$5.32	to	$3.51	$1,910	0.88%	1.00%	to	2.25%	16.65%	to	15.20%
2022	438	$4.56	to	$3.05	$1,957	0.25%	1.00%	to	2.25%	(16.88%)	to	(17.91%)
2021	486	$5.48	to	$3.72	$2,658	0.17%	1.00%	to	2.25%	21.05%	to	19.54%
2020	581	$4.53	to	$3.11	$2,622	0.37%	1.00%	to	2.25%	18.45%	to	16.98%
Janus Henderson VIT Bal, Inst
2024	175	$6.74	to	$6.74	$1,179	2.05%	1.40%	to	1.40%	13.81%	to	13.81%
2023	192	$5.92	to	$5.92	$1,135	1.98%	1.40%	to	1.40%	13.81%	to	13.81%
2022	253	$5.20	to	$5.20	$1,313	1.24%	1.40%	to	1.40%	(17.56%)	to	(17.56%)
2021	271	$6.31	to	$6.31	$1,709	0.90%	1.40%	to	1.40%	15.57%	to	15.57%
2020	290	$5.46	to	$5.46	$1,584	1.73%	1.40%	to	1.40%	12.72%	to	12.72%
Janus Henderson VIT Enter, Serv
2024	259	$3.43	to	$2.36	$724	0.63%	1.15%	to	1.60%	14.00%	to	13.48%
2023	277	$3.01	to	$2.08	$684	0.09%	1.15%	to	1.60%	16.43%	to	15.91%
2022	306	$2.59	to	$1.80	$653	0.08%	1.15%	to	1.60%	(17.11%)	to	(17.48%)
2021	320	$3.12	to	$2.18	$820	0.24%	1.15%	to	1.60%	15.21%	to	14.69%
2020	332	$2.71	to	$1.90	$742	—	1.15%	to	1.60%	17.82%	to	17.29%
Janus Henderson VIT Gbl Res, Inst
2024	225	$4.45	to	$4.45	$1,000	0.75%	1.40%	to	1.40%	21.86%	to	21.86%
2023	242	$3.65	to	$3.65	$884	0.93%	1.40%	to	1.40%	25.02%	to	25.02%
2022	253	$2.92	to	$2.92	$738	1.05%	1.40%	to	1.40%	(20.53%)	to	(20.53%)
2021	261	$3.67	to	$3.67	$961	0.52%	1.40%	to	1.40%	16.45%	to	16.45%
2020	270	$3.15	to	$3.15	$850	0.73%	1.40%	to	1.40%	18.39%	to	18.39%
Janus Hend VIT Gbl Tech Innov, Srv
2024	51	$4.42	to	$3.73	$195	—	1.15%	to	1.60%	30.24%	to	29.65%
2023	53	$3.39	to	$2.87	$156	—	1.15%	to	1.60%	52.52%	to	51.84%
2022	69	$2.22	to	$1.89	$133	—	1.15%	to	1.60%	(37.84%)	to	(38.12%)
2021	76	$3.58	to	$3.06	$236	0.11%	1.15%	to	1.60%	16.40%	to	15.88%
2020	85	$3.07	to	$2.64	$230	—	1.15%	to	1.60%	49.01%	to	48.34%
Janus Henderson VIT Overseas, Serv
2024	85	$1.76	to	$1.53	$141	1.28%	1.40%	to	1.60%	4.10%	to	3.89%
2023	97	$1.69	to	$1.47	$154	1.41%	1.40%	to	1.60%	9.05%	to	8.83%
2022	116	$1.55	to	$1.36	$170	1.68%	1.40%	to	1.60%	(10.10%)	to	(10.28%)
2021	129	$1.73	to	$1.51	$209	1.05%	1.40%	to	1.60%	11.71%	to	11.49%
2020	728	$1.55	to	$1.35	$1,000	1.21%	1.40%	to	1.60%	14.41%	to	14.18%
Janus Henderson VIT Res, Serv
2024	429	$6.32	to	$5.23	$1,607	—	1.00%	to	2.25%	33.61%	to	31.94%
2023	534	$4.73	to	$3.97	$1,529	0.06%	1.00%	to	2.25%	41.39%	to	39.65%
2022	667	$3.35	to	$2.84	$1,367	—	1.00%	to	2.25%	(30.76%)	to	(31.62%)
2021	687	$4.83	to	$4.15	$2,042	0.02%	1.00%	to	2.25%	18.85%	to	17.38%
2020	774	$4.07	to	$3.54	$1,982	0.22%	1.00%	to	2.25%	31.26%	to	29.63%
Lazard Retire Intl Eq, Serv
2024	23	$1.61	to	$1.52	$36	2.89%	1.40%	to	1.60%	4.15%	to	3.94%
2023	23	$1.55	to	$1.46	$34	1.07%	1.40%	to	1.60%	14.27%	to	14.05%
2022	34	$1.36	to	$1.28	$45	3.70%	1.40%	to	1.60%	(16.19%)	to	(16.36%)
2021	32	$1.62	to	$1.53	$51	0.94%	1.40%	to	1.60%	4.36%	to	4.15%
2020	32	$1.55	to	$1.47	$49	2.36%	1.40%	to	1.60%	6.74%	to	6.52%

126	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
LVIP AC Disc Core Val, Std Cl II
2024	38	$4.27	to	$4.27	$162	1.26%	1.40%	to	1.40%	11.51%		to	11.51%
2023	45	$3.83	to	$3.83	$170	1.54%	1.40%	to	1.40%	7.15%		to	7.15%
2022	52	$3.57	to	$3.57	$185	1.76%	1.40%	to	1.40%	(13.95%)		to	(13.95%)
2021	58	$4.15	to	$4.15	$240	1.07%	1.40%	to	1.40%	21.93%		to	21.93%
2020	66	$3.40	to	$3.40	$223	1.93%	1.40%	to	1.40%	10.25%		to	10.25%
LVIP AC Inflation Prot, Serv Cl
2024	9,288	$1.42	to	$1.17	$12,094	3.63%	1.05%	to	2.20%	0.48%		to	(0.68%)
2023	9,493	$1.41	to	$1.18	$12,379	3.31%	1.05%	to	2.20%	2.32%		to	1.15%
2022	10,012	$1.38	to	$1.17	$12,834	4.91%	1.05%	to	2.20%	(13.98%)		to	(14.96%)
2021	12,004	$1.60	to	$1.37	$18,001	3.14%	1.05%	to	2.20%	5.16%		to	3.96%
2020	12,277	$1.53	to	$1.32	$17,608	1.34%	1.05%	to	2.20%	8.41%		to	7.17%
LVIP AC Intl, Serv Cl
2024	—	$1.72	to	$1.94	$3	1.36%	1.05%	to	2.20%	1.38%		to	0.22%
2023	—	$1.70	to	$1.94	$3	3.15%	1.05%	to	2.20%	11.25%		to	9.98%
2022	15	$1.52	to	$1.76	$29	1.31%	1.05%	to	2.20%	(25.64%)		to	(26.50%)
2021	15	$2.05	to	$2.40	$40	0.01%	1.05%	to	2.20%	7.47%		to	6.24%
2020	16	$1.91	to	$2.26	$41	0.38%	1.05%	to	2.20%	24.33%		to	22.93%
LVIP AC Mid Cap Val, Serv Cl
2024	27	$3.99	to	$3.31	$82	2.42%	1.00%	to	2.25%	7.44%		to	6.10%
2023	27	$3.72	to	$3.12	$77	2.18%	1.00%	to	2.25%	4.97%		to	3.67%
2022	27	$3.54	to	$3.01	$74	2.10%	1.00%	to	2.25%	(2.36%)		to	(3.58%)
2021	28	$3.63	to	$3.12	$81	1.02%	1.00%	to	2.25%	21.79%		to	20.29%
2020	30	$2.98	to	$2.59	$71	1.69%	1.00%	to	2.25%	0.10%		to	(1.14%)
LVIP AC Ultra, Serv Cl
2024	985	$8.04	to	$6.66	$6,349	—	1.00%	to	2.25%	27.33%		to	25.74%
2023	1,225	$6.32	to	$5.30	$6,242	—	1.00%	to	2.25%	41.85%		to	40.09%
2022	1,560	$4.45	to	$3.78	$5,638	—	1.00%	to	2.25%	(33.13%)		to	(33.96%)
2021	1,531	$6.66	to	$5.73	$8,330	—	1.00%	to	2.25%	21.77%		to	20.26%
2020	1,798	$5.47	to	$4.76	$8,073	—	1.00%	to	2.25%	48.07%		to	46.23%
LVIP AC Val, Serv Cl
2024	117	$3.72	to	$3.08	$385	2.84%	1.00%	to	2.25%	8.20%		to	6.84%
2023	105	$3.44	to	$2.88	$325	2.25%	1.00%	to	2.25%	7.94%		to	6.60%
2022	105	$3.18	to	$2.70	$303	1.94%	1.00%	to	2.25%	(0.69%)		to	(1.91%)
2021	108	$3.21	to	$2.76	$316	1.58%	1.00%	to	2.25%	23.05%		to	21.52%
2020	56	$2.61	to	$2.27	$138	2.21%	1.00%	to	2.25%	(0.17%)		to	(1.42%)
LVIP AC Val, Std Cl II
2024	44	$5.92	to	$5.92	$262	2.79%	1.40%	to	1.40%	7.95%		to	7.95%
2023	53	$5.48	to	$5.48	$288	2.38%	1.40%	to	1.40%	7.59%		to	7.59%
2022	57	$5.09	to	$5.09	$291	2.10%	1.40%	to	1.40%	(0.85%)		to	(0.85%)
2021	59	$5.14	to	$5.14	$301	1.75%	1.40%	to	1.40%	22.78%		to	22.78%
2020	61	$4.19	to	$4.19	$254	2.26%	1.40%	to	1.40%	(0.43%)		to	(0.43%)
LVIP Baron Gro Opp, Serv Cl
2024	8	$7.50	to	$6.00	$58	0.23%	1.40%	to	1.60%	3.97%		to	3.76%
2023	8	$7.21	to	$5.78	$57	—	1.40%	to	1.60%	16.17%		to	15.94%
2022	9	$6.21	to	$4.99	$50	—	1.40%	to	1.60%	(26.86%)		to	(27.00%)
2021	11	$8.49	to	$6.83	$90	—	1.40%	to	1.60%	17.07%		to	16.84%
2020	19	$7.25	to	$5.85	$129	—	1.40%	to	1.60%	32.22%		to	31.95%
LVIP JPM US Eq, Std Cl
2024	30	$7.68	to	$7.44	$226	0.51%	1.40%	to	1.60%	22.25%		to	22.01%
2023	36	$6.28	to	$6.10	$224	1.17%	1.40%	to	1.60%	15.68	%(7)	to	15.52	%(7)
MFS Inv Trust, Init Cl
2024	184	$4.39	to	$5.89	$751	0.72%	1.15%	to	1.80%	18.15%		to	17.38%
2023	239	$3.72	to	$5.02	$831	0.68%	1.15%	to	1.80%	17.62%		to	16.86%
2022	339	$3.16	to	$4.30	$996	0.67%	1.15%	to	1.80%	(17.44%)		to	(17.98%)
2021	365	$3.83	to	$5.24	$1,306	0.64%	1.15%	to	1.80%	25.37%		to	24.55%
2020	523	$3.05	to	$4.20	$1,494	0.64%	1.15%	to	1.80%	12.57%		to	11.83%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	127

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Inv Trust, Serv Cl
2024	206	$3.94	to	$4.24	$808	0.46%	1.15%	to	1.80%	17.85%	to	17.09%
2023	211	$3.35	to	$3.62	$703	0.48%	1.15%	to	1.80%	17.31%	to	16.55%
2022	214	$2.85	to	$3.11	$610	0.37%	1.15%	to	1.80%	(17.64%)	to	(18.17%)
2021	201	$3.46	to	$3.80	$696	0.42%	1.15%	to	1.80%	25.06%	to	24.25%
2020	201	$2.77	to	$3.06	$557	0.43%	1.15%	to	1.80%	12.30%	to	11.57%
MFS Mass Inv Gro Stock, Serv Cl
2024	608	$3.01	to	$2.68	$1,792	0.13%	1.00%	to	2.20%	14.83%	to	13.45%
2023	667	$2.62	to	$2.36	$1,738	0.05%	1.00%	to	2.20%	22.48%	to	21.02%
2022	704	$2.14	to	$1.95	$1,503	—	1.00%	to	2.20%	(20.25%)	to	(21.20%)
2021	748	$2.69	to	$2.48	$2,005	0.03%	1.00%	to	2.20%	24.41%	to	22.93%
2020	878	$2.16	to	$2.02	$1,896	0.22%	1.00%	to	2.20%	20.98%	to	19.54%
MFS New Dis, Init Cl
2024	77	$5.51	to	$3.14	$293	—	1.15%	to	1.60%	5.50%	to	5.02%
2023	83	$5.22	to	$2.99	$302	—	1.15%	to	1.60%	13.11%	to	12.60%
2022	98	$4.62	to	$2.66	$320	—	1.15%	to	1.60%	(30.56%)	to	(30.87%)
2021	105	$6.65	to	$3.84	$500	—	1.15%	to	1.60%	0.64%	to	0.18%
2020	121	$6.61	to	$3.83	$570	—	1.15%	to	1.60%	44.22%	to	43.57%
MFS New Dis, Serv Cl
2024	341	$3.93	to	$3.62	$1,334	—	1.00%	to	2.20%	5.37%	to	4.11%
2023	382	$3.73	to	$3.47	$1,428	—	1.00%	to	2.20%	13.12%	to	11.78%
2022	421	$3.29	to	$3.11	$1,391	—	1.00%	to	2.20%	(30.69%)	to	(31.52%)
2021	424	$4.75	to	$4.54	$2,034	—	1.00%	to	2.20%	0.56%	to	(0.64%)
2020	490	$4.73	to	$4.57	$2,335	—	1.00%	to	2.20%	44.14%	to	42.42%
MFS Research, Init Cl
2024	68	$4.47	to	$3.70	$298	0.60%	1.40%	to	1.60%	17.21%	to	16.98%
2023	71	$3.82	to	$3.17	$264	0.50%	1.40%	to	1.60%	20.72%	to	20.48%
2022	94	$3.16	to	$2.63	$292	0.49%	1.40%	to	1.60%	(18.36%)	to	(18.52%)
2021	97	$3.87	to	$3.23	$368	0.56%	1.40%	to	1.60%	23.07%	to	22.82%
2020	386	$3.15	to	$2.63	$1,060	0.71%	1.40%	to	1.60%	14.97%	to	14.74%
MFS Total Return, Init Cl
2024	9	$3.55	to	$3.46	$31	2.47%	1.15%	to	1.25%	6.51%	to	6.41%
2023	9	$3.33	to	$3.25	$30	2.06%	1.15%	to	1.25%	9.18%	to	9.08%
2022	9	$3.05	to	$2.98	$29	1.71%	1.15%	to	1.25%	(10.61%)	to	(10.70%)
2021	10	$3.41	to	$3.34	$34	1.81%	1.15%	to	1.25%	12.81%	to	12.70%
2020	10	$3.02	to	$2.96	$31	2.25%	1.15%	to	1.25%	8.56%	to	8.45%
MFS Total Return, Serv Cl
2024	3,841	$3.37	to	$2.09	$11,517	2.32%	1.00%	to	2.25%	6.38%	to	5.05%
2023	4,285	$3.17	to	$1.99	$12,156	1.82%	1.00%	to	2.25%	9.12%	to	7.78%
2022	4,719	$2.91	to	$1.84	$12,249	1.48%	1.00%	to	2.25%	(10.73%)	to	(11.84%)
2021	5,095	$3.26	to	$2.09	$14,880	1.62%	1.00%	to	2.25%	12.70%	to	11.30%
2020	5,541	$2.89	to	$1.88	$14,483	2.09%	1.00%	to	2.25%	8.43%	to	7.09%
MFS Utilities, Init Cl
2024	537	$5.32	to	$6.65	$2,168	2.31%	1.15%	to	1.80%	10.38%	to	9.66%
2023	569	$4.82	to	$6.07	$2,122	3.53%	1.15%	to	1.80%	(3.23%)	to	(3.85%)
2022	660	$4.98	to	$6.31	$2,612	2.46%	1.15%	to	1.80%	(0.40%)	to	(1.04%)
2021	656	$5.00	to	$6.38	$2,583	1.69%	1.15%	to	1.80%	12.79%	to	12.06%
2020	758	$4.43	to	$5.69	$2,698	2.44%	1.15%	to	1.80%	4.69%	to	4.01%
MFS Utilities, Serv Cl
2024	134	$6.60	to	$2.50	$803	2.09%	1.00%	to	2.25%	10.23%	to	8.85%
2023	154	$5.99	to	$2.29	$856	3.22%	1.00%	to	2.25%	(3.30%)	to	(4.50%)
2022	176	$6.19	to	$2.40	$1,016	2.13%	1.00%	to	2.25%	(0.52%)	to	(1.75%)
2021	186	$6.23	to	$2.44	$1,075	1.46%	1.00%	to	2.25%	12.69%	to	11.29%
2020	216	$5.53	to	$2.20	$1,108	2.26%	1.00%	to	2.25%	4.57%	to	3.27%

128	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Dis, Cl II
2024	13	$5.16	to	$4.27	$59	—	1.00%	to	2.25%	40.31%	to	38.56%
2023	14	$3.68	to	$3.08	$45	—	1.00%	to	2.25%	42.70%	to	40.94%
2022	16	$2.58	to	$2.19	$36	—	1.00%	to	2.25%	(63.34%)	to	(63.79%)
2021	17	$7.03	to	$6.04	$106	—	1.00%	to	2.25%	(12.08%)	to	(13.17%)
2020	22	$7.99	to	$6.96	$156	—	1.00%	to	2.25%	149.54%	to	146.45%
PIMCO VIT All Asset, Advisor Cl
2024	289	$1.73	to	$1.43	$465	6.15%	1.00%	to	2.25%	2.54%	to	1.25%
2023	392	$1.68	to	$1.41	$615	2.82%	1.00%	to	2.25%	6.94%	to	5.62%
2022	412	$1.57	to	$1.34	$609	7.47%	1.00%	to	2.25%	(12.75%)	to	(13.81%)
2021	498	$1.80	to	$1.55	$850	10.84%	1.00%	to	2.25%	14.89%	to	13.46%
2020	587	$1.57	to	$1.37	$878	4.81%	1.00%	to	2.25%	6.82%	to	5.52%
Put VT Div Inc, Cl IA
2024	147	$2.65	to	$2.65	$389	6.32%	1.40%	to	1.40%	4.61%	to	4.61%
2023	154	$2.53	to	$2.53	$394	6.66%	1.40%	to	1.40%	3.55%	to	3.55%
2022	176	$2.44	to	$2.44	$436	7.03%	1.40%	to	1.40%	(3.42%)	to	(3.42%)
2021	183	$2.53	to	$2.53	$471	0.94%	1.40%	to	1.40%	(8.02%)	to	(8.02%)
2020	193	$2.75	to	$2.75	$533	7.88%	1.40%	to	1.40%	(2.14%)	to	(2.14%)
Put VT Div Inc, Cl IB
2024	61	$1.99	to	$1.99	$121	6.23%	1.40%	to	1.40%	4.29%	to	4.29%
2023	72	$1.91	to	$1.91	$136	6.21%	1.40%	to	1.40%	3.36%	to	3.36%
2022	83	$1.85	to	$1.85	$154	6.86%	1.40%	to	1.40%	(3.70%)	to	(3.70%)
2021	91	$1.92	to	$1.92	$174	0.65%	1.40%	to	1.40%	(8.24%)	to	(8.24%)
2020	96	$2.09	to	$2.09	$200	8.19%	1.40%	to	1.40%	(2.28%)	to	(2.28%)
Put VT Emerg Mkts Eq, Cl IB
2024	152	$1.42	to	$1.57	$201	1.45%	1.00%	to	1.40%	14.41%	to	13.95%
2023	170	$1.24	to	$1.38	$198	0.49%	1.00%	to	1.40%	10.48%	to	10.04%
2022	181	$1.12	to	$1.25	$194	—	1.00%	to	1.40%	(28.19%)	to	(28.48%)
2021	191	$1.56	to	$1.75	$286	0.48%	1.00%	to	1.40%	(5.14%)	to	(5.52%)
2020	191	$1.65	to	$1.86	$303	0.04%	1.00%	to	1.40%	26.66%	to	26.16%
Put VT Focused Intl Eq, Cl IA
2024	136	$2.70	to	$2.70	$366	1.86%	1.40%	to	1.40%	2.18%	to	2.18%
2023	142	$2.64	to	$2.64	$375	0.95%	1.40%	to	1.40%	17.90%	to	17.90%
2022	155	$2.24	to	$2.24	$346	2.09%	1.40%	to	1.40%	(19.13%)	to	(19.13%)
2021	161	$2.77	to	$2.77	$445	0.96%	1.40%	to	1.40%	11.28%	to	11.28%
2020	162	$2.49	to	$2.49	$404	0.40%	1.40%	to	1.40%	8.78%	to	8.78%
Put VT Global Hlth Care, Cl IB
2024	123	$5.62	to	$3.74	$589	0.48%	1.00%	to	2.20%	0.41%	to	(0.79%)
2023	150	$5.59	to	$3.77	$723	0.31%	1.00%	to	2.20%	8.05%	to	6.77%
2022	172	$5.18	to	$3.53	$767	0.41%	1.00%	to	2.20%	(5.62%)	to	(6.74%)
2021	227	$5.49	to	$3.78	$1,064	1.11%	1.00%	to	2.20%	18.22%	to	16.80%
2020	244	$4.64	to	$3.24	$970	0.50%	1.00%	to	2.20%	15.12%	to	13.75%
Put VT Hi Yield, Cl IA
2024	90	$3.97	to	$3.97	$355	5.84%	1.40%	to	1.40%	6.68%	to	6.68%
2023	93	$3.72	to	$3.72	$344	5.75%	1.40%	to	1.40%	10.74%	to	10.74%
2022	105	$3.36	to	$3.36	$351	5.40%	1.40%	to	1.40%	(12.60%)	to	(12.60%)
2021	108	$3.84	to	$3.84	$413	4.96%	1.40%	to	1.40%	3.74%	to	3.74%
2020	114	$3.70	to	$3.70	$420	6.14%	1.40%	to	1.40%	4.04%	to	4.04%
Put VT Hi Yield, Cl IB
2024	25	$2.84	to	$2.84	$72	5.95%	1.40%	to	1.40%	6.35%	to	6.35%
2023	30	$2.67	to	$2.67	$81	5.48%	1.40%	to	1.40%	10.58%	to	10.58%
2022	35	$2.42	to	$2.42	$85	5.31%	1.40%	to	1.40%	(12.83%)	to	(12.83%)
2021	39	$2.77	to	$2.77	$108	4.69%	1.40%	to	1.40%	3.52%	to	3.52%
2020	41	$2.68	to	$2.68	$110	5.73%	1.40%	to	1.40%	3.74%	to	3.74%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	129

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Inc, Cl IB
2024	13	$1.96	to	$1.41	$23	5.25%	1.15%	to	1.80%	1.15%	to	0.48%
2023	14	$1.93	to	$1.41	$24	5.74%	1.15%	to	1.80%	3.50%	to	2.84%
2022	15	$1.87	to	$1.37	$26	5.72%	1.15%	to	1.80%	(14.80%)	to	(15.35%)
2021	16	$2.19	to	$1.62	$32	1.29%	1.15%	to	1.80%	(5.68%)	to	(6.29%)
2020	15	$2.33	to	$1.72	$31	4.83%	1.15%	to	1.80%	4.52%	to	3.84%
Put VT Intl Eq, Cl IB
2024	1,737	$2.19	to	$1.68	$2,863	2.19%	1.00%	to	2.20%	1.94%	to	0.72%
2023	1,976	$2.14	to	$1.67	$3,206	0.04%	1.00%	to	2.20%	17.33%	to	15.94%
2022	2,269	$1.83	to	$1.44	$3,168	1.55%	1.00%	to	2.20%	(15.62%)	to	(16.62%)
2021	2,435	$2.17	to	$1.73	$4,049	1.18%	1.00%	to	2.20%	7.74%	to	6.45%
2020	2,700	$2.01	to	$1.62	$4,175	1.64%	1.00%	to	2.20%	10.98%	to	9.65%
Put VT Intl Val, Cl IB
2024	—	$1.96	to	$1.96	$0	2.38%	1.40%	to	1.40%	3.74%	to	3.74%
2023	—	$1.89	to	$1.89	$0	1.48%	1.40%	to	1.40%	17.03%	to	17.03%
2022	—	$1.62	to	$1.62	$0	2.03%	1.40%	to	1.40%	(8.10%)	to	(8.10%)
2021	—	$1.76	to	$1.76	$0	1.99%	1.40%	to	1.40%	13.34%	to	13.34%
2020	—	$1.55	to	$1.55	$0	2.46%	1.40%	to	1.40%	2.50%	to	2.50%
Put VT Lg Cap Gro, Cl IA
2024	162	$3.83	to	$3.83	$623	0.09%	1.40%	to	1.40%	31.84%	to	31.84%
2023	172	$2.91	to	$2.91	$505	—	1.40%	to	1.40%	42.88%	to	42.88%
2022	186	$2.03	to	$2.03	$380	—	1.40%	to	1.40%	(31.33%)	to	(31.33%)
2021	194	$2.96	to	$2.96	$577	—	1.40%	to	1.40%	21.29%	to	21.29%
2020	194	$2.44	to	$2.44	$474	0.25%	1.40%	to	1.40%	37.16%	to	37.16%
Put VT Lg Cap Gro, Cl IB
2024	335	$3.76	to	$3.76	$1,258	—	1.40%	to	1.40%	31.54%	to	31.54%
2023	362	$2.85	to	$2.85	$1,035	—	1.40%	to	1.40%	42.47%	to	42.47%
2022	384	$2.00	to	$2.00	$770	—	1.40%	to	1.40%	(31.47%)	to	(31.47%)
2021	402	$2.92	to	$2.92	$1,177	—	1.40%	to	1.40%	20.95%	to	20.95%
2020	408	$2.42	to	$2.42	$987	0.04%	1.40%	to	1.40%	36.78%	to	36.78%
Put VT Lg Cap Val, Cl IA
2024	1,264	$2.22	to	$2.22	$2,812	1.29%	1.40%	to	1.40%	17.79%	to	17.79%
2023	1,337	$1.89	to	$1.89	$2,531	2.27%	1.40%	to	1.40%	14.32%	to	14.32%
2022	1,461	$1.65	to	$1.65	$2,416	1.68%	1.40%	to	1.40%	(4.21%)	to	(4.21%)
2021	1,579	$1.72	to	$1.72	$2,726	1.38%	1.40%	to	1.40%	25.85%	to	25.85%
2020	1,653	$1.37	to	$1.37	$2,269	2.01%	1.40%	to	1.40%	4.58%	to	4.58%
Put VT Lg Cap Val, Cl IB
2024	1,301	$2.25	to	$2.11	$2,862	1.11%	1.00%	to	1.85%	17.95%	to	16.95%
2023	1,483	$1.91	to	$1.80	$2,776	2.04%	1.00%	to	1.85%	14.52%	to	13.55%
2022	1,584	$1.67	to	$1.59	$2,602	1.48%	1.00%	to	1.85%	(4.09%)	to	(4.91%)
2021	1,596	$1.74	to	$1.67	$2,747	1.20%	1.00%	to	1.85%	26.04%	to	24.97%
2020	1,733	$1.38	to	$1.34	$2,366	1.75%	1.00%	to	1.85%	4.75%	to	3.88%
Put VT Research, Cl IB
2024	8	$5.91	to	$6.23	$49	0.41%	1.00%	to	1.85%	25.02%	to	23.95%
2023	9	$4.72	to	$5.03	$46	0.77%	1.00%	to	1.85%	27.58%	to	26.50%
2022	12	$3.70	to	$3.97	$45	0.57%	1.00%	to	1.85%	(18.10%)	to	(18.79%)
2021	15	$4.52	to	$4.89	$71	0.10%	1.00%	to	1.85%	22.90%	to	21.86%
2020	18	$3.68	to	$4.01	$70	0.59%	1.00%	to	1.85%	18.72%	to	17.73%
Put VT Sm Cap Val, Cl IB
2024	101	$2.66	to	$2.95	$304	0.98%	1.05%	to	2.20%	5.08%	to	3.87%
2023	201	$2.53	to	$2.84	$605	0.16%	1.05%	to	2.20%	22.46%	to	21.07%
2022	216	$2.07	to	$2.34	$533	0.17%	1.05%	to	2.20%	(13.89%)	to	(14.87%)
2021	241	$2.40	to	$2.75	$700	0.73%	1.05%	to	2.20%	38.44%	to	36.86%
2020	272	$1.73	to	$2.01	$576	1.06%	1.05%	to	2.20%	2.87%	to	1.70%

130	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Sus Leaders, Cl IA
2024	267	$10.98	to	$10.98	$2,934	0.38%	1.40%	to	1.40%	21.61%	to	21.61%
2023	288	$9.03	to	$9.03	$2,596	0.75%	1.40%	to	1.40%	24.67%	to	24.67%
2022	305	$7.24	to	$7.24	$2,205	0.83%	1.40%	to	1.40%	(23.79%)	to	(23.79%)
2021	328	$9.50	to	$9.50	$3,112	0.33%	1.40%	to	1.40%	22.12%	to	22.12%
2020	336	$7.78	to	$7.78	$2,617	0.64%	1.40%	to	1.40%	27.27%	to	27.27%
Put VT Sus Leaders, Cl IB
2024	475	$5.99	to	$5.05	$2,723	0.21%	1.00%	to	2.20%	21.79%	to	20.34%
2023	599	$4.92	to	$4.19	$2,826	0.52%	1.00%	to	2.20%	24.86%	to	23.37%
2022	650	$3.94	to	$3.40	$2,466	0.56%	1.00%	to	2.20%	(23.68%)	to	(24.59%)
2021	703	$5.16	to	$4.51	$3,511	0.14%	1.00%	to	2.20%	22.30%	to	20.85%
2020	805	$4.22	to	$3.73	$3,291	0.41%	1.00%	to	2.20%	27.62%	to	26.09%
Royce Micro-Cap, Invest Cl
2024	55	$6.72	to	$5.64	$336	—	1.40%	to	1.60%	12.08%	to	11.86%
2023	59	$6.00	to	$5.04	$319	—	1.40%	to	1.60%	17.14%	to	16.90%
2022	70	$5.12	to	$4.31	$320	—	1.40%	to	1.60%	(23.51%)	to	(23.66%)
2021	74	$6.69	to	$5.65	$445	—	1.40%	to	1.60%	28.17%	to	27.92%
2020	94	$5.22	to	$4.42	$440	—	1.40%	to	1.60%	22.07%	to	21.83%
Royce Sm-Cap, Invest Cl
2024	39	$6.91	to	$6.35	$263	1.14%	1.40%	to	1.60%	1.96%	to	1.75%
2023	46	$6.78	to	$6.24	$303	0.89%	1.40%	to	1.60%	24.18%	to	23.93%
2022	47	$5.46	to	$5.03	$251	0.39%	1.40%	to	1.60%	(10.45%)	to	(10.63%)
2021	51	$6.09	to	$5.63	$306	1.39%	1.40%	to	1.60%	27.03%	to	26.77%
2020	56	$4.80	to	$4.44	$265	0.93%	1.40%	to	1.60%	(8.44%)	to	(8.63%)
Temp Dev Mkts, Cl 2
2024	62	$3.10	to	$2.85	$179	3.76%	1.00%	to	1.35%	6.59%	to	6.22%
2023	82	$2.91	to	$2.68	$223	2.15%	1.00%	to	1.35%	11.51%	to	11.12%
2022	94	$2.61	to	$2.41	$229	2.62%	1.00%	to	1.35%	(22.75%)	to	(23.03%)
2021	95	$3.37	to	$3.13	$300	0.88%	1.00%	to	1.35%	(6.68%)	to	(7.00%)
2020	104	$3.61	to	$3.37	$354	4.15%	1.00%	to	1.35%	16.02%	to	15.61%
Temp Foreign, Cl 2
2024	1,277	$1.72	to	$2.15	$2,244	2.42%	1.00%	to	1.85%	(1.99%)	to	(2.82%)
2023	1,379	$1.75	to	$2.21	$2,501	3.22%	1.00%	to	1.85%	19.56%	to	18.55%
2022	1,570	$1.46	to	$1.86	$2,387	3.07%	1.00%	to	1.85%	(8.52%)	to	(9.30%)
2021	1,653	$1.60	to	$2.05	$2,766	1.82%	1.00%	to	1.85%	3.12%	to	2.25%
2020	1,839	$1.55	to	$2.01	$2,999	3.48%	1.00%	to	1.85%	(2.14%)	to	(2.97%)
Temp Global Bond, Cl 2
2024	3,842	$0.95	to	$0.79	$5,346	—	1.00%	to	2.25%	(12.26%)	to	(13.35%)
2023	3,832	$1.09	to	$0.91	$6,127	—	1.00%	to	2.25%	1.86%	to	0.60%
2022	4,102	$1.07	to	$0.90	$6,479	—	1.00%	to	2.25%	(5.89%)	to	(7.06%)
2021	5,109	$1.13	to	$0.97	$8,626	—	1.00%	to	2.25%	(5.94%)	to	(7.11%)
2020	4,758	$1.20	to	$1.05	$8,598	7.95%	1.00%	to	2.25%	(6.22%)	to	(7.39%)
Temp Gro, Cl 2
2024	91	$2.02	to	$1.67	$165	0.81%	1.00%	to	2.25%	4.35%	to	3.05%
2023	156	$1.94	to	$1.63	$267	3.32%	1.00%	to	2.25%	19.81%	to	18.32%
2022	166	$1.62	to	$1.37	$239	0.16%	1.00%	to	2.25%	(12.38%)	to	(13.47%)
2021	184	$1.85	to	$1.59	$302	1.14%	1.00%	to	2.25%	3.83%	to	2.54%
2020	246	$1.78	to	$1.55	$385	3.08%	1.00%	to	2.25%	4.74%	to	3.44%
Third Ave VST Third Ave Value
2024	55	$3.98	to	$4.11	$220	2.52%	1.40%	to	1.60%	(3.64%)	to	(3.83%)
2023	56	$4.13	to	$4.27	$232	2.36%	1.40%	to	1.60%	19.14%	to	18.90%
2022	58	$3.47	to	$3.59	$205	1.47%	1.40%	to	1.60%	14.50%	to	14.27%
2021	65	$3.03	to	$3.14	$200	0.70%	1.40%	to	1.60%	20.36%	to	20.12%
2020	69	$2.52	to	$2.62	$177	2.71%	1.40%	to	1.60%	(3.75%)	to	(3.94%)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	131

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 2
2024	2,856	$2.75	to	$2.29	$7,461	—	1.00%	to	2.25%	12.07%	to	10.67%
2023	3,639	$2.45	to	$2.07	$8,543	—	1.00%	to	2.25%	16.06%	to	14.62%
2022	5,040	$2.11	to	$1.80	$10,226	—	1.00%	to	2.25%	(19.00%)	to	(20.00%)
2021	5,958	$2.61	to	$2.25	$14,972	—	1.00%	to	2.25%	14.61%	to	13.18%
2020	8,935	$2.28	to	$1.99	$19,699	—	1.00%	to	2.25%	13.84%	to	12.43%
VP Aggr, Cl 4
2024	23,194	$2.75	to	$2.29	$59,351	—	1.00%	to	2.25%	12.08%	to	10.68%
2023	27,355	$2.46	to	$2.07	$62,759	—	1.00%	to	2.25%	16.03%	to	14.59%
2022	31,593	$2.12	to	$1.80	$62,848	—	1.00%	to	2.25%	(19.00%)	to	(20.01%)
2021	35,239	$2.61	to	$2.26	$86,904	—	1.00%	to	2.25%	14.62%	to	13.20%
2020	40,297	$2.28	to	$1.99	$87,068	—	1.00%	to	2.25%	13.82%	to	12.40%
VP Conserv, Cl 2
2024	8,559	$1.39	to	$1.15	$11,218	—	1.00%	to	2.25%	3.38%	to	2.09%
2023	9,869	$1.34	to	$1.13	$12,557	—	1.00%	to	2.25%	7.39%	to	6.06%
2022	12,028	$1.25	to	$1.07	$14,301	—	1.00%	to	2.25%	(16.38%)	to	(17.42%)
2021	13,302	$1.49	to	$1.29	$18,961	—	1.00%	to	2.25%	1.79%	to	0.53%
2020	17,061	$1.47	to	$1.28	$24,007	—	1.00%	to	2.25%	8.22%	to	6.87%
VP Conserv, Cl 4
2024	25,864	$1.39	to	$1.15	$33,523	—	1.00%	to	2.25%	3.44%	to	2.15%
2023	30,356	$1.34	to	$1.13	$38,161	—	1.00%	to	2.25%	7.32%	to	5.99%
2022	36,585	$1.25	to	$1.07	$43,017	—	1.00%	to	2.25%	(16.33%)	to	(17.37%)
2021	44,394	$1.49	to	$1.29	$62,613	—	1.00%	to	2.25%	1.80%	to	0.53%
2020	51,800	$1.47	to	$1.28	$72,136	—	1.00%	to	2.25%	8.15%	to	6.81%
VP Man Risk, Cl 2
2024	217	$1.28	to	$1.17	$273	—	1.00%	to	2.25%	8.32%	to	6.97%
2023	249	$1.19	to	$1.10	$290	—	1.00%	to	2.25%	11.14%	to	9.77%
2022	300	$1.07	to	$1.00	$316	—	1.00%	to	2.25%	(18.21%)	to	(19.22%)
2021	356	$1.30	to	$1.24	$459	—	1.00%	to	2.25%	9.62%	to	8.26%
2020	314	$1.19	to	$1.14	$371	—	1.00%	to	2.25%	6.72%	to	5.40%
VP Man Risk US, Cl 2
2024	18	$1.46	to	$1.34	$26	—	1.00%	to	2.25%	10.59%	to	9.21%
2023	20	$1.32	to	$1.22	$27	—	1.00%	to	2.25%	13.41%	to	12.00%
2022	22	$1.17	to	$1.09	$26	—	1.00%	to	2.25%	(18.04%)	to	(19.06%)
2021	24	$1.42	to	$1.35	$35	—	1.00%	to	2.25%	12.21%	to	10.82%
2020	27	$1.27	to	$1.22	$35	—	1.00%	to	2.25%	8.70%	to	7.35%
VP Man Vol Conserv, Cl 2
2024	8,562	$1.18	to	$1.02	$9,459	—	1.00%	to	2.25%	3.27%	to	1.98%
2023	9,887	$1.14	to	$1.00	$10,635	—	1.00%	to	2.25%	6.80%	to	5.47%
2022	10,961	$1.07	to	$0.95	$11,073	—	1.00%	to	2.25%	(16.83%)	to	(17.86%)
2021	11,095	$1.28	to	$1.16	$13,538	—	1.00%	to	2.25%	1.61%	to	0.34%
2020	12,973	$1.26	to	$1.15	$15,714	—	1.00%	to	2.25%	7.05%	to	5.72%
VP Man Vol Conserv Gro, Cl 2
2024	20,292	$1.31	to	$1.13	$24,929	—	1.00%	to	2.25%	5.74%	to	4.42%
2023	23,720	$1.23	to	$1.09	$27,721	—	1.00%	to	2.25%	8.89%	to	7.54%
2022	28,273	$1.13	to	$1.01	$30,541	—	1.00%	to	2.25%	(17.89%)	to	(18.91%)
2021	32,135	$1.38	to	$1.25	$42,467	—	1.00%	to	2.25%	4.40%	to	3.11%
2020	35,403	$1.32	to	$1.21	$45,046	—	1.00%	to	2.25%	8.07%	to	6.72%
VP Man Vol Gro, Cl 2
2024	53,476	$1.60	to	$1.39	$80,977	—	1.00%	to	2.25%	10.86%	to	9.47%
2023	61,933	$1.44	to	$1.27	$85,008	—	1.00%	to	2.25%	13.46%	to	12.05%
2022	69,477	$1.27	to	$1.13	$84,426	—	1.00%	to	2.25%	(20.23%)	to	(21.22%)
2021	78,467	$1.59	to	$1.44	$120,065	—	1.00%	to	2.25%	10.78%	to	9.40%
2020	87,841	$1.44	to	$1.31	$121,965	—	1.00%	to	2.25%	10.19%	to	8.82%

132	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Mod Gro, Cl 2
2024	108,234	$1.46	to	$1.27	$148,718	—	1.00%	to	2.25%	8.32%	to	6.96%
2023	126,249	$1.35	to	$1.19	$161,004	—	1.00%	to	2.25%	11.16%	to	9.78%
2022	143,791	$1.21	to	$1.08	$165,780	—	1.00%	to	2.25%	(18.97%)	to	(19.97%)
2021	162,991	$1.49	to	$1.35	$233,147	—	1.00%	to	2.25%	7.62%	to	6.28%
2020	182,920	$1.39	to	$1.27	$244,333	—	1.00%	to	2.25%	9.28%	to	7.92%
VP Mod, Cl 2
2024	94,186	$2.01	to	$1.67	$181,204	—	1.00%	to	2.25%	7.63%	to	6.29%
2023	106,741	$1.87	to	$1.58	$191,309	—	1.00%	to	2.25%	11.84%	to	10.45%
2022	121,163	$1.67	to	$1.43	$194,674	—	1.00%	to	2.25%	(17.44%)	to	(18.46%)
2021	132,830	$2.03	to	$1.75	$259,307	—	1.00%	to	2.25%	7.92%	to	6.58%
2020	150,475	$1.88	to	$1.64	$273,283	—	1.00%	to	2.25%	11.74%	to	10.36%
VP Mod, Cl 4
2024	291,166	$2.02	to	$1.68	$547,871	—	1.00%	to	2.25%	7.62%	to	6.28%
2023	345,071	$1.87	to	$1.58	$605,341	—	1.00%	to	2.25%	11.82%	to	10.43%
2022	396,064	$1.67	to	$1.43	$623,767	—	1.00%	to	2.25%	(17.41%)	to	(18.44%)
2021	452,165	$2.03	to	$1.75	$865,825	—	1.00%	to	2.25%	7.96%	to	6.62%
2020	508,831	$1.88	to	$1.64	$906,510	—	1.00%	to	2.25%	11.67%	to	10.28%
VP Mod Aggr, Cl 2
2024	13,658	$2.35	to	$1.96	$30,435	—	1.00%	to	2.25%	9.89%	to	8.52%
2023	16,669	$2.14	to	$1.80	$33,939	—	1.00%	to	2.25%	13.79%	to	12.38%
2022	19,680	$1.88	to	$1.60	$35,392	—	1.00%	to	2.25%	(18.41%)	to	(19.42%)
2021	25,188	$2.31	to	$1.99	$55,691	—	1.00%	to	2.25%	11.19%	to	9.81%
2020	31,308	$2.07	to	$1.81	$62,605	—	1.00%	to	2.25%	12.90%	to	11.50%
VP Mod Aggr, Cl 4
2024	62,575	$2.36	to	$1.96	$136,099	—	1.00%	to	2.25%	9.87%	to	8.50%
2023	72,302	$2.15	to	$1.81	$143,922	—	1.00%	to	2.25%	13.77%	to	12.36%
2022	86,561	$1.89	to	$1.61	$152,423	—	1.00%	to	2.25%	(18.38%)	to	(19.40%)
2021	101,715	$2.31	to	$1.99	$220,851	—	1.00%	to	2.25%	11.22%	to	9.83%
2020	121,398	$2.08	to	$1.82	$238,709	—	1.00%	to	2.25%	12.88%	to	11.48%
VP Mod Conserv, Cl 2
2024	13,230	$1.66	to	$1.38	$20,858	—	1.00%	to	2.25%	5.34%	to	4.03%
2023	15,883	$1.58	to	$1.33	$23,826	—	1.00%	to	2.25%	9.40%	to	8.05%
2022	19,163	$1.44	to	$1.23	$26,305	—	1.00%	to	2.25%	(16.92%)	to	(17.95%)
2021	21,920	$1.74	to	$1.50	$36,380	—	1.00%	to	2.25%	4.69%	to	3.39%
2020	25,092	$1.66	to	$1.45	$39,950	—	1.00%	to	2.25%	9.90%	to	8.54%
VP Mod Conserv, Cl 4
2024	34,566	$1.67	to	$1.39	$53,370	—	1.00%	to	2.25%	5.33%	to	4.02%
2023	41,087	$1.58	to	$1.33	$60,596	—	1.00%	to	2.25%	9.39%	to	8.03%
2022	48,643	$1.45	to	$1.23	$65,859	—	1.00%	to	2.25%	(16.94%)	to	(17.97%)
2021	55,536	$1.74	to	$1.50	$91,018	—	1.00%	to	2.25%	4.74%	to	3.43%
2020	65,124	$1.66	to	$1.45	$102,483	—	1.00%	to	2.25%	9.88%	to	8.52%
VP Ptnrs Core Eq, Cl 3
2024	205	$4.45	to	$3.68	$626	—	1.00%	to	2.25%	22.03%	to	20.50%
2023	277	$3.65	to	$3.06	$697	—	1.00%	to	2.25%	23.32%	to	21.79%
2022	334	$2.96	to	$2.51	$684	—	1.00%	to	2.25%	(18.25%)	to	(19.27%)
2021	393	$3.62	to	$3.11	$992	—	1.00%	to	2.25%	28.05%	to	26.46%
2020	545	$2.83	to	$2.46	$1,082	—	1.00%	to	2.25%	15.68%	to	14.24%
VP Ptnrs Sm Cap Val, Cl 3
2024	2,536	$3.72	to	$2.40	$8,115	—	1.00%	to	2.25%	6.75%	to	5.42%
2023	2,889	$3.49	to	$2.27	$8,768	—	1.00%	to	2.25%	10.16%	to	8.79%
2022	3,047	$3.17	to	$2.09	$8,464	—	1.00%	to	2.25%	(13.92%)	to	(14.99%)
2021	3,668	$3.68	to	$2.46	$11,935	—	1.00%	to	2.25%	22.65%	to	21.13%
2020	4,584	$3.00	to	$2.03	$12,234	—	1.00%	to	2.25%	3.08%	to	1.80%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT ∎	133

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP US Flex Conserv Gro, Cl 2
2024	250	$1.34	to	$1.21	$328	—	1.00%	to	2.25%	8.32%	to	6.97%
2023	291	$1.24	to	$1.13	$354	—	1.00%	to	2.25%	10.12%	to	8.76%
2022	401	$1.12	to	$1.04	$442	—	1.00%	to	2.25%	(17.56%)	to	(18.59%)
2021	363	$1.36	to	$1.28	$488	—	1.00%	to	2.25%	6.43%	to	5.10%
2020	975	$1.28	to	$1.21	$1,243	—	1.00%	to	2.25%	4.82%	to	3.52%
VP US Flex Gro, Cl 2
2024	2,465	$1.76	to	$1.59	$4,287	—	1.00%	to	2.25%	15.98%	to	14.53%
2023	2,437	$1.51	to	$1.38	$3,656	—	1.00%	to	2.25%	15.64%	to	14.21%
2022	2,821	$1.31	to	$1.21	$3,668	—	1.00%	to	2.25%	(19.54%)	to	(20.53%)
2021	2,316	$1.63	to	$1.53	$3,748	—	1.00%	to	2.25%	14.35%	to	12.93%
2020	3,107	$1.42	to	$1.35	$4,405	—	1.00%	to	2.25%	3.76%	to	2.47%
VP US Flex Mod Gro, Cl 2
2024	1,621	$1.54	to	$1.39	$2,472	—	1.00%	to	2.25%	12.06%	to	10.66%
2023	1,572	$1.38	to	$1.26	$2,139	—	1.00%	to	2.25%	12.74%	to	11.34%
2022	1,469	$1.22	to	$1.13	$1,772	—	1.00%	to	2.25%	(18.35%)	to	(19.37%)
2021	1,916	$1.49	to	$1.40	$2,841	—	1.00%	to	2.25%	10.37%	to	8.99%
2020	1,751	$1.35	to	$1.29	$2,350	—	1.00%	to	2.25%	4.48%	to	3.18%
Wanger Acorn
2024	1,166	$4.06	to	$3.36	$4,700	—	1.00%	to	2.25%	13.04%	to	11.63%
2023	1,417	$3.59	to	$3.01	$5,089	—	1.00%	to	2.25%	20.53%	to	19.04%
2022	1,597	$2.98	to	$2.53	$4,790	—	1.00%	to	2.25%	(34.13%)	to	(34.94%)
2021	1,471	$4.52	to	$3.89	$6,733	0.74%	1.00%	to	2.25%	7.82%	to	6.48%
2020	1,908	$4.19	to	$3.65	$8,162	—	1.00%	to	2.25%	22.99%	to	21.47%
Wanger Intl
2024	1,549	$1.82	to	$1.50	$4,143	1.39%	1.00%	to	2.25%	(9.16%)	to	(10.30%)
2023	1,560	$2.00	to	$1.68	$4,634	0.32%	1.00%	to	2.25%	15.80%	to	14.36%
2022	1,751	$1.73	to	$1.47	$4,524	0.93%	1.00%	to	2.25%	(34.51%)	to	(35.32%)
2021	1,595	$2.64	to	$2.27	$6,319	0.55%	1.00%	to	2.25%	17.63%	to	16.17%
2020	1,966	$2.24	to	$1.95	$6,680	2.13%	1.00%	to	2.25%	13.23%	to	11.82%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values, based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 24, 2020.
(6)	New subaccount operations commenced on April 23, 2021.
(7)	New subaccount operations commenced on April 28, 2023.

134	∎ RIVERSOURCE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matter communicated below is a matter arising from the current period audit of the consolidated financial statements that was communicated or required to be communicated to the audit committee and that (i) relates to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

Valuation of market risk benefits

As described in Notes 2 and 12 to the consolidated financial statements, market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach, dependent upon the fee structure of the contract. The significant assumptions used by management to develop the fair value measurements of market risk benefits include utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate. As of December 31, 2024, the market risk benefits asset was $2,182 million and the market risk benefits liability was $1,263 million.

The principal considerations for our determination that performing procedures relating to the valuation of market risk benefits is a critical audit matter are (i) the significant judgment by management when developing the fair value estimate of the market risk benefits, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence related to management’s significant assumptions related to utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate (collectively, the significant market risk benefit assumptions), and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to market risk benefits, including controls over the reasonableness of the significant market risk benefit assumptions. These procedures also included, among others, (i) evaluating management’s process for developing the fair value estimate of the market risk benefits, (ii) testing, on a sample basis, the completeness and accuracy of data used in the estimate, and (iii) the involvement of professionals with specialized skill and knowledge to assist in evaluating the reasonableness of the significant market risk benefit assumptions based on industry knowledge and data as well as historical Company data and experience, and the continued appropriateness of unchanged assumptions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 20, 2025

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2024	2023
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2024, $23,127; 2023, $19,871; allowance for credit losses: 2024, $1; 2023, $2)	$22,259	$19,374
Mortgage loans, at amortized cost (allowance for credit losses: 2024, $10; 2023, $10)	1,797	1,725
Policy loans	982	912
Other investments (allowance for credit losses: 2024, nil; 2023, nil)	115	165
Total investments	25,153	22,176
Investments of consolidated investment entities, at fair value	2,387	2,099
Cash and cash equivalents	2,483	2,598
Cash of consolidated investment entities, at fair value	373	87
Market risk benefits	2,182	1,427
Reinsurance recoverables (allowance for credit losses: 2024, $20; 2023, $27)	4,046	4,284
Receivables	6,042	6,702
Receivables of consolidated investment entities, at fair value	31	28
Accrued investment income	216	176
Deferred acquisition costs	2,661	2,696
Other assets	10,482	6,977
Other assets of consolidated investment entities, at fair value	2	1
Separate account assets	75,576	74,634
Total assets	$131,634	$123,885

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$41,863	$37,535
Market risk benefits	1,263	1,762
Short-term borrowings	201	201
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,429	2,155
Other liabilities	8,298	5,896
Other liabilities of consolidated investment entities, at fair value	314	45
Separate account liabilities	75,576	74,634
Total liabilities	130,444	122,728
Shareholder’s equity: Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(400)	(618)
Accumulated other comprehensive income (loss), net of tax	(879)	(694)
Total shareholder’s equity	1,190	1,157
Total liabilities and shareholder’s equity	$131,634	$123,885

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2024	2023	2022
Revenues
Premiums	$472	$448	$306
Net investment income	1,546	1,304	827
Policy and contract charges	2,060	2,020	2,078
Other revenues	578	590	644
Net realized investment gains (losses)	(81)	(70)	(100)
Total revenues	4,575	4,292	3,755
Benefits and expenses
Benefits, claims, losses and settlement expenses	1,299	1,348	236
Interest credited to fixed accounts	616	654	665
Remeasurement (gains) losses of future policy benefit reserves	(44)	(20)	1
Change in fair value of market risk benefits	628	798	311
Amortization of deferred acquisition costs	234	239	241
Interest and debt expense	192	192	108
Other insurance and operating expenses	729	697	682
Total benefits and expenses	3,654	3,908	2,244
Pretax income (loss)	921	384	1,511
Income tax provision (benefit)	103	(10)	209
Net income	$818	$394	$1,302

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2024	2023	2022

Net income	$818	$394	$1,302
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(276)	509	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	153	(54)	861
Effect of changes in instrument-specific credit risk on market risk benefits	(62)	(65)	407
Total other comprehensive income (loss), net of tax	(185)	390	(767)
Total comprehensive income (loss)	$633	$784	$535

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2022	$3	$2,466	$(1,114)	$(317)	$1,038
Net income	—	—	1,302	—	1,302
Other comprehensive loss, net of tax	—	—	—	(767)	(767)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2022	3	2,466	(412)	(1,084)	973
Net income	—	—	394	—	394
Other comprehensive income, net of tax	—	—	—	390	390
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2023	3	2,466	(618)	(694)	1,157
Net income	—	—	818	—	818
Other comprehensive loss, net of tax	—	—	—	(185)	(185)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2024	$3	$2,466	$(400)	$(879)	$1,190

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2024	2023	2022
Cash Flows from Operating Activities
Net income	$818	$394	$1,302
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(195)	(205)	(201)
Deferred income tax (benefit) expense	404	100	154
Contractholder and policyholder charges, non-cash	(407)	(403)	(395)
Loss from equity method investments	28	26	48
Net realized investment (gains) losses	12	46	(3)
Impairments and provision for loan losses	(1)	(20)	91
Net losses (gains) of consolidated investment entities	(13)	23	17
Changes in operating assets and liabilities:
Deferred acquisition costs	35	63	62
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	4,238	3,474	1,013
Derivatives, net of collateral	(1,669)	(666)	311
Reinsurance recoverables	89	100	84
Receivables	291	333	279
Accrued investment income	(40)	(31)	(21)
Current income tax, net	(15)	(323)	72
Other operating assets and liabilities of consolidated investment entities	1	(5)	2
Other, net	92	134	136
Net cash provided by (used in) operating activities	3,668	3,040	2,951

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	1,106	617	1,309
Maturities, sinking fund payments and calls	1,775	963	1,563
Purchases	(6,039)	(4,187)	(5,600)
Proceeds from sales, maturities and repayments of mortgage loans	123	118	141
Funding of mortgage loans	(196)	(74)	(124)
Proceeds from sales and collections of other investments	34	29	24
Purchase of other investments	(14)	(15)	(46)
Purchase of investments by consolidated investment entities	(1,125)	(427)	(961)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	1,117	643	615
Purchase of equipment and software	(10)	(10)	(13)
Change in policy loans, net	(70)	(65)	(13)
Cash paid for deposit receivable	(33)	(39)	(45)
Cash received for deposit receivable	592	774	550
Advance on line of credit to Ameriprise Financial, Inc.	(450)	(850)	(1,034)
Repayment from Ameriprise Financial, Inc. on line of credit	450	850	1,034
Cash paid for written options with deferred premiums	(57)	(59)	(619)
Cash received from written options with deferred premiums	22	43	204
Other, net	(1)	25	21
Net cash provided by (used in) investing activities	(2,776)	(1,664)	(2,994)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,470	1,476	1,169
Net transfers from (to) separate accounts	(176)	(132)	(162)
Surrenders and other benefits	(1,765)	(2,102)	(1,459)
Proceeds from line of credit with Ameriprise Financial, Inc.	3	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(3)	—	—
Cash paid for purchased options with deferred premiums	(148)	(53)	(197)
Cash received for purchased options with deferred premiums	229	251	378
Borrowings by consolidated investment entities	1,273	—	341
Repayments of debt by consolidated investment entities	(1,004)	(275)	(4)
Cash dividends to Ameriprise Financial, Inc.	(600)	(600)	(600)
Net cash provided by (used in) financing activities	(721)	(1,435)	(534)
Net increase (decrease) in cash and cash equivalents	171	(59)	(577)
Cash and cash equivalents at beginning of period	2,685	2,744	3,321
Cash and cash equivalents at end of period	$2,856	$2,685	$2,744

Supplemental Disclosures:
Income taxes paid (received), net	$(286)	$215	$(17)
Interest paid excluding consolidated investment entities	38	28	3
Interest paid by consolidated investment entities	176	177	75

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s Chairman and President utilizes the Consolidated Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders.

Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed

RiverSource Life Insurance Company

securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for- Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for credit losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation

RiverSource Life Insurance Company

is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit Receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits (“EGPs”) over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the

RiverSource Life Insurance Company

Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within Other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2024 and 2023, land, buildings, equipment and software were $113 million and $117 million, net of accumulated depreciation of $258 million and $244 million as of December 31, 2024 and 2023, respectively. Depreciation and amortization expense for the years ended December 31, 2024, 2023 and 2022 was $14 million, $15 million and $13 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) provisions accounted for as market risk benefits.

RiverSource Life Insurance Company

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserve) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

RiverSource Life Insurance Company

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

RiverSource Life Insurance Company

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned. See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Segment Reporting — Improvements to Reportable Segment Disclosures

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss and contain other disclosure requirements. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The Company adopted the standard on January 1, 2024. The adoption of the standard did not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is assessing changes to the income tax-related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

RiverSource Life Insurance Company

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the consolidated financial statements on an annual and interim basis. The standard is to be applied prospectively, with an option for retrospective application and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is assessing changes to footnote disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2024	2023	2022
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$158	$152	$164
Unaffiliated	16	14	14
Total	174	166	178
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	41	39	42
Unaffiliated	19	17	18
	60	56	60
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	320	307	334
Unaffiliated	5	4	4
	325	311	338
Total	385	367	398
Total revenue from contracts with customers	559	533	576
Revenue from other sources(1)	4,016	3,759	3,179
Total revenues	$4,575	$4,292	$3,755

(1) Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The

RiverSource Life Insurance Company

affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $50 million and $49 million as of December 31, 2024 and 2023, respectively.

5.  VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any additional support to these entities. The Company has unfunded commitments related to consolidated CLOs of $2 million and $24 million as of December 31, 2024 and 2023, respectively.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities.

Additionally, the Company invests in CLOs for which it is the sponsor. CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary.

The Company’s maximum exposure to loss with respect to structured investments and non-consolidated CLOs is limited to its amortized cost. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in Other investments and was $46 million and $70 million as of December 31, 2024 and 2023, respectively. The Company’s liability related to original purchase commitments not yet remitted to the VIEs was not material as of December 31, 2024 and 2023, respectively. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$50	$—	$50
Common stocks	—	2	1	3
Syndicated loans	—	2,216	118	2,334
Total investments	—	2,268	119	2,387
Receivables	—	31	—	31
Other assets	—	2	—	2
Total assets at fair value	$—	$2,301	$119	$2,420
Liabilities
Debt(1)	$—	$2,429	$—	$2,429
Other liabilities	—	314	—	314
Total liabilities at fair value	$—	$2,743	$—	$2,743

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$40	$—	$40
Common stocks	—	5	—	5
Syndicated loans	—	1,991	63	2,054
Total investments	—	2,036	63	2,099
Receivables	—	28	—	28
Other assets	—	1	—	1
Total assets at fair value	$—	$2,065	$63	$2,128
Liabilities
Debt(1)	$—	$2,155	$—	$2,155
Other liabilities	—	45	—	45
Total liabilities at fair value	$—	$2,200	$—	$2,200

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.1 billion as of December 31, 2024 and 2023, respectively.

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

(in millions)	Common Stocks		Syndicated Loans
Balance at January 1, 2024	$—		$63
Total gains (losses) included in:
Net income	(1	)(1)	(7	)(1)
Purchases	—		168
Sales	(1)		—
Settlements	—		(5)
Transfers into Level 3	4		103
Transfers out of Level 3	(1)		(204)
Balance at December 31, 2024	$1		$118
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2024	$—	(1)	$—	(1)

RiverSource Life Insurance Company

(in millions)	Syndicated Loans		Other Assets
Balance at January 1, 2023	$125		$1
Total gains (losses) included in:
Net income	(4	)(1)	—
Purchases	45		—
Sales	(10)		—
Settlements	(16)		—
Transfers into Level 3	122		—
Transfers out of Level 3	(199)		(1)
Balance at December 31, 2023	$63		$—
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2023	$(1	)(1)	$—

(in millions)	Common Stocks	Syndicated Loans		Other Assets
Balance at January 1, 2022	$—	$64		$3
Total gains (losses) included in:
Net income	—	(11	)(1)	—
Purchases	—	69		—
Sales	—	(4)		—
Settlements	—	(8)		—
Transfers into Level 3	2	218		1
Transfers out of Level 3	(2)	(203)		(3)
Balance at December 31, 2022	$—	$125		$1
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2022	$—	$(10	)(1)	$—

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2024 and 2023 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities, common stocks and other investments.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short-term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short-term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on CLO debt.

RiverSource Life Insurance Company

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

	December 31,
(in millions)	2024	2023
Syndicated loans
Unpaid principal balance	$2,406	$2,190
Excess unpaid principal over fair value	(72)	(136)
Fair value	$2,334	$2,054
Fair value of loans more than 90 days past due	$1	$—
Fair value of loans in nonaccrual status	1	13
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	5	40
Debt
Unpaid principal balance	$2,633	$2,362
Excess unpaid principal over fair value	(204)	(207)
Carrying value(1)	$2,429	$2,155

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.1 billion as of December 31, 2024 and 2023, respectively.

During 2024, the Company launched two new CLOs that issued debt of $816 million in total.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2024, 2023 and 2022.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
Debt of consolidated CLOs due 2030-2038	$2,429	$2,155	5.9%	6.6%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 14.8%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2024
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$13,803	$199	$(709)	$—	$13,293
Residential mortgage backed securities	4,302	15	(278)	—	4,039
Commercial mortgage backed securities	2,211	3	(114)	—	2,100
State and municipal obligations	627	29	(19)	(1)	636
Asset backed securities	2,176	15	(8)	—	2,183
Foreign government bonds and obligations	7	—	—	—	7
U.S. government and agency obligations	1	—	—	—	1
Total	$23,127	$261	$(1,128)	$(1)	$22,259

RiverSource Life Insurance Company

	December 31, 2023
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$10,828	$405	$(497)	$(1)	$10,735
Residential mortgage backed securities	3,886	20	(264)	—	3,642
Commercial mortgage backed securities	2,784	6	(193)	—	2,597
State and municipal obligations	717	61	(19)	(1)	758
Asset backed securities	1,545	7	(21)	—	1,531
Foreign government bonds and obligations	12	—	—	—	12
U.S. government and agency obligations	99	—	—	—	99
Total	$19,871	$499	$(994)	$(2)	$19,374

As of December 31, 2024 and 2023, accrued interest of $208 million and $168 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2024 and 2023, fixed maturity securities comprised approximately 88% and 87%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2024 and 2023, $497 million and $265 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2024			December 31, 2023
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,416	$4,284	19%	$4,558	$4,337	22%
AA	4,455	4,256	19	3,961	3,799	20
A	2,689	2,650	12	2,213	2,279	12
BBB	11,279	10,786	49	8,813	8,633	44
Below investment grade	288	283	1	326	326	2
Total fixed maturities	$23,127	$22,259	100%	$19,871	$19,374	100%

As of December 31, 2024 and 2023, approximately 55% and 61%, respectively, of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities. As of December 31, 2024, the Company had holdings in Ameriprise Advisor Financing 2, LLC (“AAF 2”), an affiliate of the Company, totaling $567 million that was 48% of the Company’s total shareholder’s equity. During June of 2024, the Company invested $310 million in new asset backed securities issued by Ameriprise Installment Financing, LLC. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2024, the fair value of these asset backed securities was $312 million which represents 26% of the Company’s total shareholder’s equity. Also, the Company had an additional 47 issuers with holdings totaling $8.7 billion that individually were between 10% and 27% of the Company’s total shareholder’s equity as of December 31, 2024. As of December 31, 2023, the Company had holdings in AAF 2 totaling $554 million that was 48% of the Company’s total shareholder’s equity. Also, the Company had an additional 34 issuers with holdings totaling $5.8 billion that individually were between 10% and 23% of the Company’s total shareholder’s equity as of December 31, 2023. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of December 31, 2024 and 2023.

RiverSource Life Insurance Company

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2024
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	275	$5,272	$(177)	277	$3,975	$(532)	552	$9,247	$(709)
Residential mortgage backed securities	75	1,245	(25)	189	1,633	(253)	264	2,878	(278)
Commercial mortgage backed securities	16	265	(5)	166	1,589	(109)	182	1,854	(114)
State and municipal obligations	20	56	(2)	44	133	(17)	64	189	(19)
Asset backed securities	6	57	(1)	15	73	(7)	21	130	(8)
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	392	$6,895	$(210)	693	$7,409	$(918)	1,085	$14,304	$(1,128)

	December 31, 2023
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	43	$410	$(8)	340	$4,735	$(489)	383	$5,145	$(497)
Residential mortgage backed securities	30	389	(4)	204	2,114	(260)	234	2,503	(264)
Commercial mortgage backed securities	20	264	(4)	196	2,062	(189)	216	2,326	(193)
State and municipal obligations	5	29	(1)	47	137	(18)	52	166	(19)
Asset backed securities	5	102	—	32	684	(21)	37	786	(21)
U.S. government and agency obligations	1	—	—	—	—	—	1	—	—
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
Total	104	$1,194	$(17)	821	$9,738	$(977)	925	$10,932	$(994)

As part of the Company’s ongoing monitoring process, management determined that the increase in gross unrealized loss on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2024 is primarily attributable to higher interest rates. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2024 and 2023, approximately 96% and 94%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2022	$—	$1	$1
Additions for which credit losses were not previously recorded	20	—	20
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—	1	1
Balance at December 31, 2022	20	2	22
Additions for which credit losses were not previously recorded	1	—	1
Reductions for securities sold during the period (realized)	(20)	(1)	(21)
Balance at December 31, 2023	1	1	2
Reductions for securities sold during the period (realized)	(1)	—	(1)
Balance at December 31, 2024	$—	$1	$1

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Gross realized investment gains	$34	$11	$28
Gross realized investment losses	(46)	(57)	(25)
Credit reversals (losses)	1	20	(21)
Other impairments	—	(1)	(70)
Total	$(11)	$(27)	$(88)

Credit losses recorded during the year ended December 31, 2022 and subsequently reversed due to sale of the security during the year ended December 31, 2023 relate to a corporate debt security in the communications industry. Other impairments for the years ended December 31, 2023 and 2022 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2024 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$296	$294
Due after one year through five years	2,362	2,300
Due after five years through 10 years	5,507	5,216
Due after 10 years	6,273	6,127
	14,438	13,937
Residential mortgage backed securities	4,302	4,039
Commercial mortgage backed securities	2,211	2,100
Asset backed securities	2,176	2,183
Total	$23,127	$22,259

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2024	2023	2022
Fixed maturities	$1,026	$830	$615
Mortgage loans	73	69	73
Other investments	473	431	159
	1,572	1,330	847
Less: investment expenses	26	26	20
Total	$1,546	$1,304	$827

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Fixed maturities	$(11)	$(27)	$(88)
Mortgage loans	(1)	1	(1)
Other investments	(69)	(44)	(11)
Total	$(81)	$(70)	$(100)

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

RiverSource Life Insurance Company

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at January 1, 2022	$12
Provisions	1
Charge-offs	(2)
Balance at December 31, 2022	11
Provisions	(1)
Balance at December 31, 2023	10
Provisions	—
Balance at December 31, 2024	$10

As of December 31, 2024 and 2023, accrued interest on commercial loans was $17 million and $15 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

During the years ended December 31, 2024, 2023 and 2022, the Company purchased $3 million, $1 million and $42 million, respectively, of syndicated loans, and sold $2 million, $1 million and nil, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2024 and 2023. All loans were considered to be performing.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2024 and 2023. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2024 and 2023.

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2024
Loan-to-Value Ratio (in millions)	2024	2023	2022	2021	2020	Prior	Total
> 100%	$—	$—	$—	$—	$—	$15	$15
80% - 100%	—	—	—	—	10	48	58
60% - 80%	83	39	13	9	6	121	271
40% - 60%	87	22	39	67	37	338	590
< 40%	13	7	47	94	46	666	873
Total	$183	$68	$99	$170	$99	$1,188	$1,807

	December 31, 2023
Loan-to-Value Ratio (in millions)	2023	2022	2021	2020	2019	Prior	Total
> 100%	$—	$—	$—	$—	$2	$20	$22
80% - 100%	—	—	—	2	11	49	62
60% - 80%	55	26	6	14	40	102	243
40% - 60%	7	46	129	49	65	343	639
< 40%	7	31	43	37	71	580	769
Total	$69	$103	$178	$102	$189	$1,094	$1,735

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type. For the year ended December 31, 2024, write-offs of commercial mortgage loans were not material.

RiverSource Life Insurance Company

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
East North Central	$177	$180	10%	10%
East South Central	40	47	2	3
Middle Atlantic	118	97	7	6
Mountain	149	130	8	8
New England	24	21	1	1
Pacific	602	595	33	34
South Atlantic	477	452	26	26
West North Central	117	105	7	6
West South Central	103	108	6	6
Total	$1,807	$1,735	100%	100%

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2024	2023	2024	2023
Apartments	$494	$454	27%	26%
Hotel	33	13	2	1
Industrial	337	293	19	17
Mixed use	58	54	3	3
Office	208	230	12	13
Retail	533	546	29	32
Other	144	145	8	8
Total	$1,807	$1,735	100%	100%

Syndicated Loans

The investment in syndicated loans as of December 31, 2024 and 2023 was $36 million and $57 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2024 and 2023. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality. For the year ended December 31, 2024, write-offs of syndicated loans were not material.

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2024
Internal Risk Rating (in millions)	2024	2023	2022	2021	2020	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	—	4	—	—	4
Risk 2	10	1	—	1	—	5	17
Risk 1	11	1	—	2	1	—	15
Total	$21	$2	$—	$7	$1	$5	$36

	December 31, 2023
Internal Risk Rating (in millions)	2023	2022	2021	2020	2019	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	7	—	1	1	9
Risk 2	6	1	9	2	6	—	24
Risk 1	6	2	9	1	5	1	24
Total	$12	$3	$25	$3	$12	$2	$57

RiverSource Life Insurance Company

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $5.8 billion and $6.5 billion as of December 31, 2024 and 2023, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2024 and 2023.

Modifications with Borrowers Experiencing Financial Difficulty

Modifications of financing receivables with borrowers experiencing financial difficulty by the Company were not material for the years ended December 31, 2024 and 2023.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance

Balance at January 1, 2024	$1,481	$208	$35	$5	$110	$534
Capitalization of acquisition costs	24	98	—	—	—	64
Amortization	(117)	(30)	(7)	(1)	(7)	(45)
Balance at December 31, 2024	$1,388	$276	$28	$4	$103	$553

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products

Balance at January 1, 2024	$223	$2	$6	$17	$75	$2,696
Capitalization of acquisition costs	3	—	5	2	3	199
Amortization	(16)	—	(1)	(2)	(8)	(234)
Balance at December 31, 2024	$210	$2	$10	$17	$70	$2,661

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance

Balance at January 1, 2023	$1,582	$149	$45	$6	$118	$521
Capitalization of acquisition costs	23	83	—	—	—	57
Amortization	(124)	(24)	(10)	(1)	(8)	(44)
Balance at December 31, 2023	$1,481	$208	$35	$5	$110	$534

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products

Balance at January 1, 2023	$236	$3	$2	$18	$79	$2,759
Capitalization of acquisition costs	4	—	4	1	4	176
Amortization	(17)	(1)	—	(2)	(8)	(239)
Balance at December 31, 2023	$223	$2	$6	$17	$75	$2,696

The following tables summarize the balances of and changes in DSIC:

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products

Balance at January 1, 2024	$134	$12	$146
Amortization	(13)	(2)	(15)
Balance at December 31, 2024	$121	$10	$131

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products

Balance at January 1, 2023	$149	$16	$165
Amortization	(15)	(4)	(19)
Balance at December 31, 2023	$134	$12	$146

RiverSource Life Insurance Company

9.  REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent payout annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only, which are about 90% of the total RiverSource Life of NY in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2024 and 2023, traditional life and UL insurance policies in force were $198.1 billion and $198.8 billion, respectively, of which $143.5 billion and $144.7 billion as of December 31, 2024 and 2023 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Direct premiums	$696	$674	$530
Reinsurance ceded	(224)	(226)	(224)
Net premiums	$472	$448	$306

Policy and contract charges are presented on the Consolidated Statements of Income net of $188 million, $180 million and $165 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2024, 2023 and 2022, respectively.

The amount of claims recovered through reinsurance on all contracts was $466 million, $438 million and $435 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Reinsurance recoverables include approximately $2.6 billion and $2.8 billion related to LTC risk ceded to Genworth as of December 31, 2024 and 2023, respectively.

Policyholder account balances, future policy benefits and claims include $351 million and $376 million related to previously assumed reinsurance arrangements as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Company

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

(in millions)	December 31, 2024	December 31, 2023
Policyholder account balances
Policyholder account balances	$32,542	$27,947
Future policy benefits
Reserve for future policy benefits	7,418	7,763
Deferred profit liability	118	81
Additional liabilities for insurance guarantees	1,389	1,321
Other insurance and annuity liabilities	192	213
Total future policy benefits	9,117	9,378
Policy claims and other policyholders’ funds	204	210
Total policyholder account balances, future policy benefits and claims	$41,863	$37,535

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

RiverSource Life Insurance Company

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities

Balance at January 1, 2024	$4,173	$10,742	$5,982	$307	$444
Contract deposits	56	4,005	39	—	101
Policy charges	(14)	(3)	—	—	—
Surrenders and other benefits	(628)	(383)	(856)	(16)	(110)
Net transfer from (to) separate account liabilities	(32)	—	—	—	—
Variable account index-linked adjustments	—	1,968	—	—	—
Interest credited	125	1	204	14	12
Balance at December 31, 2024	$3,680	$16,330	$5,369	$305	$447
Weighted-average crediting rate	3.3%	1.9%	3.7%	2.0%	N/A
Cash surrender value(1)	$3,658	$15,467	$5,365	$279	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products

Balance at January 1, 2024	$1,474	$1,569	$2,755	$501	$27,947
Contract deposits	117	333	181	—	4,832
Policy charges	(173)	(93)	(124)	—	(407)
Surrenders and other benefits	(62)	(80)	(79)	(52)	(2,266)
Net transfer from (to) separate account liabilities	—	(145)	—	—	(177)
Variable account index-linked adjustments	—	—	—	—	1,968
Interest credited	49	63	161	16	645
Balance at December 31, 2024	$1,405	$1,647	$2,894	$465	$32,542
Weighted-average crediting rate	3.6%	3.9%	2.3%	4.0%
Net amount at risk	$8,312	$57,473	$13,593	$130
Cash surrender value(1)	$1,280	$1,092	$2,447	$298

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities

Balance at January 1, 2023	$4,752	$6,410	$6,799	$312	$471
Contract deposits	73	3,084	47	—	91
Policy charges	(10)	—	—	—	—
Surrenders and other benefits	(759)	(156)	(1,086)	(10)	(127)
Net transfer from (to) separate account liabilities	(25)	—	—	—	—
Variable account index-linked adjustments	—	1,403	—	—	—
Interest credited	142	1	222	5	9
Balance at December 31, 2023	$4,173	$10,742	$5,982	$307	$444
Weighted-average crediting rate	3.3%	1.8%	3.6%	2.0%	N/A
Cash surrender value(1)	$4,146	$10,129	$5,974	$278	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products

Balance at January 1, 2023	$1,544	$1,520	$2,654	$524	$24,986
Contract deposits	123	272	193	1	3,884
Policy charges	(176)	(94)	(121)	—	(401)
Surrenders and other benefits	(69)	(78)	(53)	(44)	(2,382)
Net transfer from (to) separate account liabilities	—	(107)	—	—	(132)
Variable account index-linked adjustments	—	—	—	—	1,403
Interest credited	52	56	82	20	589
Balance at December 31, 2023	$1,474	$1,569	$2,755	$501	$27,947
Weighted-average crediting rate	3.6%	3.9%	2.0%	4.0%
Net amount at risk	$8,740	$57,291	$14,407	$141
Cash surrender value(1)	$1,330	$1,065	$2,271	$326

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2024 and 2023 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$24	$95	$65	$17	$—	$201
	2%	–	2.99%	112	—	—	—	—	112
	3%	–	3.99%	1,894	7	—	1	—	1,902
	4%	–	5.00%	1,412	—	—	—	—	1,412
	Total			$3,442	$102	$65	$18	$—	$3,627
Fixed accounts of structured variable annuities	1%	–	1.99%	$2	$20	$9	$—	$—	$31
	2%	–	2.99%	13	—	—	—	—	13
	3%	–	3.99%	1	—	—	—	—	1
	4%	–	5.00%	—	—	—	—	—	—
	Total			$16	$20	$9	$—	$—	$45
Fixed annuities	1%	–	1.99%	$85	$237	$152	$89	$14	$577
	2%	–	2.99%	22	14	2	—	—	38
	3%	–	3.99%	2,410	—	—	—	—	2,410
	4%	–	5.00%	2,331	—	—	—	—	2,331
	Total			$4,848	$251	$154	$89	$14	$5,356
Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$5	$14	$—	$21
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$—	$2	$5	$14	$—	$21
Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	50	4	15	—	—	69
	3%	–	3.99%	821	—	4	6	—	831
	4%	–	5.00%	473	4	—	—	—	477
	Total			$1,344	$8	$19	$6	$—	$1,377

RiverSource Life Insurance Company

				December 31, 2024
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$—	$4	$1	$41	$46
	2%	–	2.99%	7	14	—	1	12	34
	3%	–	3.99%	108	1	2	12	—	123
	4%	–	5.00%	564	21	—	—	—	585
	Total			$679	$36	$6	$14	$53	$788
Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$4	$2	$—	$6
	2%	–	2.99%	—	125	—	—	—	125
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$—	$125	$4	$2	$—	$131
Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	28	—	—	—	—	28
	4%	–	5.00%	268	—	—	—	—	268
	Total			$296	$—	$—	$—	$—	$296
Total	1%	–	1.99%	$111	$354	$239	$123	$55	$882
	2%	–	2.99%	204	157	17	1	12	391
	3%	–	3.99%	5,262	8	6	19	—	5,295
	4%	–	5.00%	5,048	25	—	—	—	5,073
	Total			$10,625	$544	$262	$143	$67	$11,641
Percentage of total account values that reset in:
Next 12 months				100.0%	100.0%	99.9%	100.0%	99.8%	100.0%
> 12 months to 24 months				—	—	—	—	—	—
> 24 months				—	—	0.1	—	0.2	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$43	$131	$52	$15	$2	$243
	2%	–	2.99%	137	1	—	—	—	138
	3%	–	3.99%	2,214	—	—	1	—	2,215
	4%	–	5.00%	1,514	—	—	—	—	1,514
	Total			$3,908	$132	$52	$16	$2	$4,110
Fixed accounts of structured variable annuities	1%	–	1.99%	$1	$18	$7	$2	$—	$28
	2%	–	2.99%	11	—	—	—	—	11
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$12	$18	$7	$2	$—	$39
Fixed annuities	1%	–	1.99%	$107	$377	$183	$93	$—	$760
	2%	–	2.99%	36	14	1	—	—	51
	3%	–	3.99%	2,816	1	—	—	—	2,817
	4%	–	5.00%	2,339	—	—	—	—	2,339
	Total			$5,298	$392	$184	$93	$—	$5,967

RiverSource Life Insurance Company

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$7	$13	$—	$22
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$—	$2	$7	$13	$—	$22
Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	51	3	9	—	—	63
	3%	–	3.99%	854	1	4	4	—	863
	4%	–	5.00%	518	1	—	—	—	519
	Total			$1,423	$5	$13	$4	$—	$1,445
Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$2	$4	$—	$24	$30
	2%	–	2.99%	13	12	—	1	8	34
	3%	–	3.99%	122	2	3	6	—	133
	4%	–	5.00%	607	6	—	—	—	613
	Total			$742	$22	$7	$7	$32	$810
Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$2	$—	$—	$2
	2%	–	2.99%	128	—	—	—	—	128
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$128	$—	$2	$—	$—	$130
Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	30	—	—	—	—	30
	4%	–	5.00%	295	—	—	—	—	295
	Total			$325	$—	$—	$—	$—	$325
Total	1%	–	1.99%	$151	$530	$255	$123	$26	$1,085
	2%	–	2.99%	376	30	10	1	8	425
	3%	–	3.99%	6,036	4	7	11	—	6,058
	4%	–	5.00%	5,273	7	—	—	—	5,280
	Total			$11,836	$571	$272	$135	$34	$12,848
Percentage of total account values that reset in:
Next 12 months				99.9%	99.5%	99.3%	100.0%	100.0%	99.9%
> 12 months to 24 months				0.1	0.5	0.6	—	—	0.1
> 24 months				—	—	0.1	—	—	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Company

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$703	$104	$1,146	$1,953
Beginning balance at original discount rate	—	708	105	1,137	1,950
Effect of changes in cash flow assumptions	—	57	(39)	55	73
Effect of actual variances from expected experience	—	(16)	(13)	(26)	(55)
Adjusted beginning of year balance	$—	$749	$53	$1,166	$1,968
Issuances	201	63	9	—	273
Interest accrual	1	38	3	55	97
Net premiums collected	(202)	(76)	(6)	(149)	(433)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$774	$59	$1,072	$1,905
Effect of changes in discount rate assumptions	—	(37)	(6)	(15)	(58)
Balance at December 31, 2024	$—	$737	$53	$1,057	$1,847
Present Value of Future Policy Benefits:
Balance at January 1, 2024	$1,164	$1,325	$661	$6,561	$9,711
Beginning balance at original discount rate	1,222	1,291	621	6,507	9,641
Effect of changes in cash flow assumptions	(24)	67	(61)	58	40
Effect of actual variances from expected experience	(8)	(16)	(25)	(48)	(97)
Adjusted beginning of year balance	$1,190	$1,342	$535	$6,517	$9,584
Issuances	201	63	9	—	273
Interest accrual	56	73	34	323	486
Benefit payments	(158)	(125)	(43)	(432)	(758)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,289	$1,353	$535	$6,408	$9,585
Effect of changes in discount rate assumptions	(85)	(31)	10	(221)	(327)
Balance at December 31, 2024	$1,204	$1,322	$545	$6,187	$9,258
Adjustment due to reserve flooring	$—	$7	$—	$—	$7
Net liability for future policy benefits	$1,204	$592	$492	$5,130	$7,418
Less: reinsurance recoverable	759	424	20	2,591	3,794
Net liability for future policy benefits, after reinsurance recoverable	$445	$168	$472	$2,539	$3,624
Discounted expected future gross premiums	$—	$1,672	$836	$1,247	$3,755
Expected future gross premiums	$—	$2,921	$1,196	$1,713	$5,830
Expected future benefit payments	$1,846	$2,286	$899	$10,522	$15,553
Weighted average interest accretion rate	4.5%	6.0%	6.3%	5.0%
Weighted average discount rate	5.4%	5.6%	5.6%	5.7%
Weighted average duration of liability (in years)	6	7	7	8

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2023	$—	$686	$134	$1,207	$2,027
Beginning balance at original discount rate	—	708	137	1,220	2,065
Effect of changes in cash flow assumptions	—	(19)	(19)	19	(19)
Effect of actual variances from expected experience	—	(2)	(18)	(3)	(23)
Adjusted beginning of year balance	$—	$687	$100	$1,236	$2,023
Issuances	177	55	12	—	244
Interest accrual	1	36	5	59	101
Net premiums collected	(178)	(70)	(12)	(158)	(418)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$708	$105	$1,137	$1,950
Effect of changes in discount rate assumptions	—	(5)	(1)	9	3
Balance at December 31, 2023	$—	$703	$104	$1,146	$1,953
Present Value of Future Policy Benefits:
Balance at January 1, 2023	$1,065	$1,319	$696	$6,439	$9,519
Beginning balance at original discount rate	1,155	1,313	669	6,569	9,706
Effect of changes in cash flow assumptions	—	(18)	(25)	9	(34)
Effect of actual variances from expected experience	(10)	(1)	(29)	5	(35)
Adjusted beginning of year balance	$1,145	$1,294	$615	$6,583	$9,637
Issuances	177	56	11	—	244
Interest accrual	50	73	37	329	489
Benefit payments	(150)	(132)	(42)	(405)	(729)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,222	$1,291	$621	$6,507	$9,641
Effect of changes in discount rate assumptions	(58)	34	40	54	70
Balance at December 31, 2023	$1,164	$1,325	$661	$6,561	$9,711
Adjustment due to reserve flooring	$—	$5	$—	$—	$5
Net liability for future policy benefits	$1,164	$627	$557	$5,415	$7,763
Less: reinsurance recoverable	880	440	22	2,738	4,080
Net liability for future policy benefits, after reinsurance recoverable	$284	$187	$535	$2,677	$3,683
Discounted expected future gross premiums	$—	$1,764	$904	$1,325	$3,993
Expected future gross premiums	$—	$2,938	$1,269	$1,786	$5,993
Expected future benefit payments	$1,726	$2,166	$1,068	$10,850	$15,810
Weighted average interest accretion rate	4.2%	6.2%	6.1%	5.0%
Weighted average discount rate	4.9%	5.1%	5.1%	5.1%
Weighted average duration of liability (in years)	7	7	8	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to decreased disability income insurance claim incidence rates. The annual review of policy benefit reserves assumptions in the third quarter of 2023 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase assumptions.

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$1,225	$81	$15	$1,321
Interest accrual	37	6	1	44
Benefit accrual	133	8	3	144
Benefit payments	(69)	(13)	(5)	(87)
Effect of actual variances from expected experience	(2)	(1)	(1)	(4)
Impact of change in net unrealized (gains) losses on securities	(23)	(1)	(5)	(29)
Balance at December 31, 2024	$1,301	$80	$8	$1,389

Weighted average interest accretion rate	3.0%	7.0%	3.9%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,100	$74	$12	$1,186
Interest accrual	35	5	1	41
Benefit accrual	128	8	2	138
Benefit payments	(50)	(18)	(4)	(72)
Effect of actual variances from expected experience	(13)	11	(2)	(4)
Impact of change in net unrealized (gains) losses on securities	25	1	6	32
Balance at December 31, 2023	$1,225	$81	$15	$1,321

Weighted average interest accretion rate	3.0%	6.9%	4.0%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

The amount of revenue and interest recognized in the Statement of Income was as follows:

	Years Ended December 31,
	2024		2023
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$226	$55	$196	$49
Term and whole life insurance	172	35	169	37
Disability income insurance	119	31	124	32
Long term care insurance	179	268	185	270
Total	$696	$389	$674	$388

The following tables summarize the balances of and changes in unearned revenue:

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2024	$27	$196	$266	$489
Deferral of revenue	—	70	51	121
Amortization	(1)	(17)	(22)	(40)
Balance at December 31, 2024	$26	$249	$295	$570

Balance at January 1, 2023	$27	$150	$233	$410
Deferral of revenue	1	59	52	112
Amortization	(1)	(13)	(19)	(33)
Balance at December 31, 2023	$27	$196	$266	$489

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$65,839	$8,795	$74,634
Premiums and deposits	933	500	1,433
Policy charges	(1,365)	(307)	(1,672)
Surrenders and other benefits	(6,990)	(412)	(7,402)
Investment return	7,293	1,199	8,492
Net transfer from (to) general account	27	64	91
Balance at December 31, 2024	$65,737	$9,839	$75,576

Cash surrender value	$64,411	$9,220	$73,631

RiverSource Life Insurance Company

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2023	$63,223	$7,653	$70,876
Premiums and deposits	835	459	1,294
Policy charges	(1,343)	(292)	(1,635)
Surrenders and other benefits	(5,378)	(317)	(5,695)
Investment return	8,477	1,250	9,727
Net transfer from (to) general account	25	42	67
Balance at December 31, 2023	$65,839	$8,795	$74,634
Cash surrender value	$64,280	$8,263	$72,543

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium – provides purchase payments minus adjusted partial surrenders.

•

Reset – provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet – provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

RiverSource Life Insurance Company

The following tables summarize the balances of and changes in market risk benefits:

	Years Ended December 31,
(in millions, except age)	2024	2023	2022
Balance at beginning of period	$335	$1,103	$2,901
Issuances	24	17	27
Interest accrual and time decay	(66)	(53)	(237)
Reserve increase from attributed fees collected	790	788	810
Reserve release for benefit payments and derecognition	(11)	(35)	(29)
Effect of changes in interest rates and bond markets	(1,078)	(367)	(4,193)
Effect of changes in equity markets and subaccount performance	(1,228)	(1,267)	2,258
Effect of changes in equity index volatility	59	(67)	205
Actual policyholder behavior different from expected behavior	71	5	17
Effect of changes in other future expected assumptions	106	128	(139)
Effect of changes in the instrument-specific credit risk on market risk benefits	79	83	(517)
Balance at end of period	$(919)	$335	$1,103
Reconciliation of the gross balances in an asset or liability position:
Asset position	$2,182	$1,427	$1,015
Liability position	(1,263)	(1,762)	(2,118)
Net asset (liability) position	$919	$(335)	$(1,103)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$462	$913	$2,781
Living benefits	$2,429	$2,513	$3,364
Composite (greater of)	$2,829	$3,308	$5,830
Weighted average attained age of contractholders	69	69	68
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(2,111)	$(1,551)	$(2,044)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$85	$84	$(505)

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$(919)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	11.9%
			Surrender rate(2)	0.4%	–	75.0%	3.3%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65		bps	65 bps
			Mortality rate(5)	0.0%	–	41.6%	1.7%

	December 31, 2023
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$335	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.6%
			Surrender rate(2)	0.3%	–	75.0%	3.7%
			Market volatility(3)	0.0%	–	25.2%	10.6%
			Nonperformance risk(4)	85		bps	85 bps
			Mortality rate(5)	0.0%	–	41.6%	1.6%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

RiverSource Life Insurance Company

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2024 and 2023, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2024

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $15 million.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $83 million.

Year ended December 31, 2023

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $18 million.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $110 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has accessed collateralized borrowings from the FHLB and has pledged (granted a lien on) certain investments as collateral, primarily commercial mortgage backed securities and residential mortgage backed securities, with an aggregate fair value of $964 million and $1.1 billion as of December 31, 2024 and 2023, respectively. The amount of the Company’s liability including accrued interest was $201 million as of both December 31, 2024 and 2023. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2024 and 2023. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2024 and 2023 was 4.6% and 5.6%, respectively.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% (“Adjusted Daily Simple SOFR”) plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt

RiverSource Life Insurance Company

of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2024 and 2023 and is recorded in Long-term debt.

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$12,721	$572	$13,293
Residential mortgage backed securities	—	4,039	—	4,039
Commercial mortgage backed securities	—	2,100	—	2,100
State and municipal obligations	—	636	—	636
Asset backed securities	—	1,302	881	2,183
Foreign government bonds and obligations	—	7	—	7
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	20,805	1,453	22,259
Cash equivalents	1,215	1,227	—	2,442
Market risk benefits	—	—	2,182	2,182	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	55	55
Other assets:
Interest rate derivative contracts	—	179	—	179
Equity derivative contracts	114	8,829	—	8,943
Foreign exchange derivative contracts	2	40	—	42
Credit derivative contracts	—	59	—	59
Total other assets	116	9,107	—	9,223
Separate account assets at net asset value (“NAV”)				75,576	(2)
Total assets at fair value	$1,332	$31,139	$3,690	$111,737

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$—	$53	$53
IUL embedded derivatives	—	—	1,002	1,002
Structured variable annuity embedded derivatives	—	—	2,461	2,461
Total policyholder account balances, future policy benefits and claims	—	—	3,516	3,516	(3)
Market risk benefits	—	—	1,263	1,263	(1)
Other liabilities:
Interest rate derivative contracts	1	323	—	324
Equity derivative contracts	172	5,159	—	5,331
Foreign exchange derivative contracts	—	7	—	7
Total other liabilities	173	5,489	—	5,662
Total liabilities at fair value	$173	$5,489	$4,779	$10,441

RiverSource Life Insurance Company

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$10,283	$452	$10,735
Residential mortgage backed securities	—	3,642	—	3,642
Commercial mortgage backed securities	—	2,597	—	2,597
State and municipal obligations	—	758	—	758
Asset backed securities	—	976	555	1,531
Foreign government bonds and obligations	—	12	—	12
U.S. government and agency obligations	99	—	—	99
Total Available-for-Sale securities	99	18,268	1,007	19,374
Cash equivalents	558	2,012	—	2,570
Market risk benefits	—	—	1,427	1,427	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	51	51
Other assets:
Interest rate derivative contracts	1	184	—	185
Equity derivative contracts	65	4,945	—	5,010
Foreign exchange derivative contracts	1	20	—	21
Credit derivative contracts	—	1	—	1
Total other assets	67	5,150	—	5,217
Separate account assets at NAV				74,634	(2)
Total assets at fair value	$724	$25,430	$2,485	$103,273

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$3	$49	$52
IUL embedded derivatives	—	—	873	873
Structured variable annuity embedded derivatives	—	—	1,011	1,011
Total policyholder account balances, future policy benefits and claims	—	3	1,933	1,936	(3)
Market risk benefits	—	—	1,762	1,762	(1)
Other liabilities:
Interest rate derivative contracts	1	304	—	305
Equity derivative contracts	95	3,355	—	3,450
Foreign exchange derivative contracts	1	3	—	4
Credit derivative contracts	—	106	—	106
Total other liabilities	97	3,768	—	3,865
Total liabilities at fair value	$97	$3,771	$3,695	$7,563

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $211 million and $195 million cumulative decrease to the embedded derivatives as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2024	$452	$—	$555	$1,007		$51
Total gains (losses) included in:
Net income	1	—	—	1	(1)	8
Other comprehensive income (loss)	1	—	15	16		—
Purchases	227	64	334	625		—
Settlements	(109)	(1)	—	(110)		(4)
Transfers out of Level 3	—	(63)	(23)	(86)		—
Balance at December 31, 2024	$572	$—	$881	$1,453		$55
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2024	$1	$—	$—	$1	(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2024	$(2)	$—	$15	$13		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2024	$49		$873		$1,011		$1,933
Total (gains) losses included in:
Net income	8	(2)	255	(2)	1,670	(3)	1,933
Issues	—		23		114		137
Settlements	(4)		(149)		(334)		(487)
Balance at December 31, 2024	$53		$1,002		$2,461		$3,516
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2024	$—		$255	(2)	$1,670	(3)	$1,925

	Available-for-Sale Securities				Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2023	$395	$545	$940		$48
Total gains (losses) included in:
Net income	—	—	—	(1)	6
Other comprehensive income (loss)	12	10	22		—
Purchases	110	—	110		—
Settlements	(65)	—	(65)		(3)
Balance at December 31, 2023	$452	$555	$1,007		$51
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2023	$11	$10	$21		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2023	$44		$739		$(137	)(4)	$646
Total (gains) losses included in:
Net income	8	(2)	198	(2)	1,166	(3)	1,372
Issues	—		59		104		163
Settlements	(3)		(123)		(122)		(248)
Balance at December 31, 2023	$49		$873		$1,011		$1,933
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2023	$—		$198	(2)	$1,166	(3)	$1,364

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2022	$496	$—	$291	$787		$59
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	(8)
Other comprehensive income (loss)	(44)	—	(25)	(69)		—
Purchases	29	30	564	623		—
Settlements	(85)	—	(285)	(370)		(3)
Transfers out of Level 3	—	(30)	—	(30)		—
Balance at December 31, 2022	$395	$—	$545	$940		$48
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2022	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2022	$(42)	$—	$(21)	$(63)		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2022	$56		$905		$406		$1,367
Total (gains) losses included in:
Net income	(9	)(2)	(105	)(2)	(633	)(3)	(747)
Issues	—		51		90		141
Settlements	(3)(112)				—		(115)
Balance at December 31, 2022	$44		$739		$(137	)(4)	$646
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2022	$—		$(105	)(2)	$(633	)(3)	$(738)

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of January 1, 2023 and December 31, 2022 and the amounts are presented as contra liabilities.

The increase to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $14 million, $51 million and $45 million, net of the reinsurance accrual, for the years ended December 31, 2024, 2023 and 2022, respectively.

RiverSource Life Insurance Company

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$572	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.7%	1.2%
Asset backed securities	$881	Discounted cash flow	Annual default rate(2)	2.2%	–	4.4%	3.6%
			Loss severity	25.0%			25.0%
			Constant prepayment rate(2)	0.0%	–	1.0%	0.4%
			Yield/spread to U.S. Treasuries(3)	190 bps	–	360 bps	205 bps
Fixed deferred indexed annuity ceded embedded derivatives	$55	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
Fixed deferred indexed annuity embedded derivatives	$53	Discounted cash flow	Surrender rate(4)	0.0%	–	89.1%	10.6%
			Nonperformance risk(5)	65		bps	65 bps
IUL embedded derivatives	$1,002	Discounted cash flow	Nonperformance risk(5)	65		bps	65 bps
Structured variable annuity embedded derivatives	$2,461	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	1.7%
			Nonperformance risk(5)	65		bps	65 bps

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$451	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	2.4%	1.2%
Asset backed securities	$555	Discounted cash flow	Annual default rate(2)	3.1%			3.1%
			Loss severity	25.0%			25.0%
			Yield/spread to U.S. Treasuries(3)	275 bps	–	515 bps	284 bps
Fixed deferred indexed annuity ceded embedded derivatives	$51	Discounted cash flow	Surrender rate(4)	0.0%	–	66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$49	Discounted cash flow	Surrender rate(4)	0.0%	–	66.8%	1.4%
			Nonperformance risk(5)	85		bps	85 bps
IUL embedded derivatives	$873	Discounted cash flow	Nonperformance risk(5)	85		bps	85 bps
Structured variable annuity embedded derivatives	$1,011	Discounted cash flow	Surrender rate(4)	0.5%	–	75.0%	2.6%
			Nonperformance risk(5)	85		bps	85 bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The weighted average for both the annual default rate and the constant prepayment rate for asset backed securities are weighted based on the balances of each security.
(3)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(4)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(5)	The nonperformance risk is the spread added to the U.S. Treasury curve.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company or fair values estimated based on a transaction near the balance sheet date.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate, loss severity, and constant prepayment rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the surrender assumption used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

RiverSource Life Insurance Company

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender assumption used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

RiverSource Life Insurance Company

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2024 and 2023. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of fixed deferred indexed annuity, structured variable annuity and IUL products.

The Company uses a discounted cash flow model to determine the fair value of the embedded derivatives associated with the provisions of its equity index annuity product. The projected cash flows generated by this model are based on significant observable inputs related to interest rates, volatilities and equity index levels and, therefore, are classified as Level 2.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The structured variable annuity product is a limited flexible purchase payment annuity that offers 45 different indexed account options providing equity market exposure and a fixed account. Each indexed account includes a protection option (a buffer or a floor). If the index has a negative return, contractholder losses will be reduced by a buffer or limited to a floor. The portion allocated to an indexed account is accounted for as an embedded derivative. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2024 and 2023. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $27 million and $41 million as of December 31, 2024 and 2023, respectively, and is classified as Level 3 in the fair value hierarchy.

RiverSource Life Insurance Company

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2024
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,797	$—	$—	$1,675	$1,675
Policy loans	982	—	982	—	982
Other investments	55	—	36	19	55
Receivables	5,834	—	—	4,795	4,795

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$20,097	$—	$—	$16,826	$16,826
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	312	—	312
Other liabilities	5	—	—	4	4
Separate account liabilities — investment contracts	364	—	364	—	364

	December 31, 2023
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,725	$—	$—	$1,599	$1,599
Policy loans	912	—	912	—	912
Other investments	76	—	54	22	76
Receivables	6,514	—	—	5,566	5,566

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$16,641	$—	$—	$14,243	$14,243
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	339	—	339
Other liabilities	5	—	—	5	5
Separate account liabilities — investment contracts	332	—	332	—	332

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2024, 2023 and 2022, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the next four annual periods and $4 million in the period ending November 30, 2029.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $352 million, $338 million and $320 million for the years ended December 31, 2024, 2023 and 2022, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $277 million and $269 million as of December 31, 2024 and 2023, respectively, which is reflected in Other assets.

Investments

In June of 2024, the Company invested $310 million in AA, A and BBB rated asset backed securities issued by Ameriprise Installment Financing, LLC. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2024, the fair value of these asset backed securities was $312 million. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $10 million for the year ending December 31, 2024 and is reported in Net investment income.

In September of 2022, the Company redeemed the outstanding AA and A rated securities issued by Ameriprise Advisor Financing, LLC (“AAF”) at par and invested $564 million in new AA, A and BBB rated asset backed securities issued by AAF 2. As of December 31, 2024 and 2023, the fair value of these asset backed securities was $567 million and $554 million, respectively. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $34 million, $34 million and $17 million for the years ended December 31, 2024, 2023 and 2022, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate under the agreement is an Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2024 and 2023. See Note 13 for information about additional lines of credit with an affiliate.

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital, or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Dividends paid to Ameriprise Financial	$600	$600	$600
Dividend received from RiverSource Life of NY	50	50	63
Return of capital received from RTA	40	75	80

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce (“MN DOC”), RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned deficit was $736 million and $582 million as of December 31, 2024 and 2023, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the MN DOC, and are subject to potential disapproval. Statutory capital and surplus was $2.7 billion and $3.1 billion as of December 31, 2024 and 2023, respectively.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Statutory net gain from operations	$1,097	$1,331	$1,615
Statutory net income (loss)	(91)	845	1,769

Government debt securities of $4 million as of both December 31, 2024 and 2023 were on deposit with various states as required by law.

17.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$9,111	$—	$9,111	$(5,555)	$(1,550)	$(1,970)	$36
OTC cleared	10	—	10	(10)	—	—	—
Exchange-traded	102	—	102	(17)	—	—	85
Total	$9,223	$—	$9,223	$(5,582)	$(1,550)	$(1,970)	$121

	December 31, 2023
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$5,170	$—	$5,170	$(3,694)	$(1,101)	$(357)	$18
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	38	—	38	(18)	—	—	20
Total	$5,217	$—	$5,217	$(3,721)	$(1,101)	$(357)	$38

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$5,622	$—	$5,622	$(5,555)	$—	$(67)	$—
OTC cleared	18	—	18	(10)	—	—	8
Exchange-traded	22	—	22	(17)	—	—	5
Total	$5,662	$—	$5,662	$(5,582)	$—	$(67)	$13

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,812	$—	$3,812	$(3,694)	$(34)	$(78)	$6
OTC cleared	35	—	35	(9)	—	—	26
Exchange-traded	18	—	18	(18)	—	—	—
Total	$3,865	$—	$3,865	$(3,721)	$(34)	$(78)	$32

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments and Note 5 for information related to derivatives held by consolidated investment entities.

18.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2024			December 31, 2023
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$39,082	$179	$324	$42,516	$185	$305
Equity contracts	108,205	8,943	5,331	81,905	5,010	3,450
Credit contracts	2,914	59	—	3,375	1	106
Foreign exchange contracts	2,938	42	7	2,952	21	4
Total non-designated hedges	153,139	9,223	5,662	130,748	5,217	3,865
Embedded derivatives
IUL	N/A	—	1,002	N/A	—	873
Fixed deferred indexed annuities and deposit receivables	N/A	55	53	N/A	51	52
Structured variable annuities (3)	N/A	—	2,461	N/A	—	1,011
Total embedded derivatives	N/A	55	3,516	N/A	51	1,936
Total derivatives	$153,139	$9,278	$9,178	$130,748	$5,268	$5,801

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded embedded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2024 included $2.5 billion of individual contracts in a liability position and $3 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2023 included $1.0 billion of individual contracts in a liability position and $15 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of both December 31, 2024 and 2023, investment securities with a fair value of $1.5 billion were pledged to meet contractual obligations under derivative contracts, of which $84 million and $145 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2024 and 2023, investment securities with a fair value of $2.2 billion and $376 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $2.0 billion and $314 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2024 and 2023, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2024 and 2023, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2024
Interest rate contracts	$(10)	$—	$(1,128)
Equity contracts	1,419	71	(1,021)
Credit contracts	—	—	124
Foreign exchange contracts	—	—	64
IUL embedded derivatives	—	(106)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	16	—
Structured variable annuity embedded derivatives	(1,670)	—	—
Total gain (loss)	$(261)	$(19)	$(1,961)

RiverSource Life Insurance Company

(in millions)	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2023
Interest rate contracts	$(5)	$—	$(422)
Equity contracts	770	79	(1,239)
Credit contracts	—	—	7
Foreign exchange contracts	—	—	5
IUL embedded derivatives	—	(75)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	(3)	—
Structured variable annuity embedded derivatives	(1,166)	—	—
Total gain (loss)	$(401)	$1	$(1,649)
Year Ended December 31, 2022
Interest rate contracts	$(26)	$—	$(2,874)
Equity contracts	(164)	(126)	899
Credit contracts	—	—	279
Foreign exchange contracts	—	—	105
IUL embedded derivatives	—	217	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	4	—
Structured variable annuity embedded derivatives	633	—	—
Total gain (loss)	$443	$95	$(1,591)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2024:

(in millions)	Premiums Payable	Premiums Receivable
2025	$119	$20
2026	246	88
2027	19	—
2028	29	—
2029	135	—
2030-2031	234	—
Total	$782	$108

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity components of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other- than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

RiverSource Life Insurance Company

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2024 and 2023, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $67 million and $62 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2024 and 2023 was $67 million and $55 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2024 and 2023 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and

$7 million as of December 31, 2024 and 2023, respectively.

19.  SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2024
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(383)	$82	$(301)
Reclassification of net (gains) losses on securities included in net income(2)	11	(2)	9
Impact of benefit reserves and reinsurance recoverables	20	(4)	16
Net unrealized gains (losses) on securities	(352)	76	(276)
Effect of changes in discount rate assumptions on certain long-duration contracts	194	(41)	153
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”)	(79)	17	(62)
Total other comprehensive income (loss)	$(237)	$52	$(185)

	Year Ended December 31, 2023
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$652	$(144)	$508
Reclassification of net (gains) losses on securities included in net income(2)	27	(7)	20
Impact of benefit reserves and reinsurance recoverables	(24)	5	(19)
Net unrealized gains (losses) on securities	655	(146)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(69)	15	(54)
Effect of changes in instrument-specific credit risk on MRBs	(83)	18	(65)
Total other comprehensive income (loss)	$503	$(113)	$390

RiverSource Life Insurance Company

	Year Ended December 31, 2022
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities: Net unrealized gains (losses) on securities arising during the period(1)	$(2,784)	$595	$(2,189)
Reclassification of net (gains) losses on securities included in net income(2)	88	(19)	69
Impact of benefit reserves and reinsurance recoverables	103	(18)	85
Net unrealized gains (losses) on securities	(2,593)	558	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	1,095	(234)	861
Effect of changes in instrument-specific credit risk on MRBs	517	(110)	407
Total other comprehensive income (loss)	$(981)	$214	$(767)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.

(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2022	$1,044	$(933)	$(427)	$(1)	$(317)
OCI before reclassifications	(2,104)	861	407	—	(836)
Amounts reclassified from AOCI	69	—	—	—	69
Total OCI	(2,035)	861	407	—	(767)
Balance at December 31, 2022	(991)	(72)	(20)	(1)	(1,084)
OCI before reclassifications	489	(54)	(65)	—	370
Amounts reclassified from AOCI	20	—	—	—	20
Total OCI	509	(54)	(65)	—	390

Balance at December 31, 2023	(482)	(126)	(85)	(1)	(694)
OCI before reclassifications	(285)	153	(62)	—	(194)
Amounts reclassified from AOCI	9	—	—	—	9
Total OCI	(276)	153	(62)	—	(185)
Balance at December 31, 2024	$(758)	$27	$(147)	$(1)	$(879)

20.  INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2024	2023	2022
Current income tax
Federal	$(297)	$(112)	$57
State	(4)	2	(2)
Total current income tax	(301)	(110)	55

Deferred income tax
Federal	402	98	150
State	2	2	4
Total deferred income tax	404	100	154
Total income tax provision (benefit)	$103	$(10)	$209

RiverSource Life Insurance Company

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2024	2023	2022
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(3.4)	(8.2)	(2.3)
Low income housing tax credits	(2.7)	(8.0)	(2.9)
Foreign tax credit, net of addback	(2.2)	(7.0)	(1.7)
Audit adjustments	(1.0)	(3.4)	—
Unrecognized tax benefits	—	1.6	—
Other, net	(0.5)	1.5	(0.3)
Income tax provision (benefit)	11.2%	(2.5)%	13.8%

The increase in the Company’s effective tax rate for the year ended December 31, 2024 compared to 2023 is primarily due to higher pretax income in the current year and the related impact on tax preferred items, a decrease in foreign tax credits, net of addback, and a decrease in low income housing tax credits, partially offset by a decrease in unrecognized tax benefits and a decrease in state income taxes, net of federal benefit, which is included in Other, net.

The decrease in the Company’s effective tax rate for the year ended December 31, 2023 compared to 2022 is primarily due to lower pretax income.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2024 and 2023. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2024	2023
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$801	$1,244
Investments including net unrealized on Available-for-Sale securities	177	118
Net operating loss	35	28
Other	4	2
Gross deferred income tax assets	1,017	1,392
Less: valuation allowance	32	30
Total deferred income tax assets	985	1,362
Deferred income tax liabilities
Deferred acquisition costs	355	380
Other	57	56
Gross deferred income tax liabilities	412	436
Net deferred income tax assets	$573	$926

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $35 million, net of federal benefit, which will expire beginning December 31, 2025. Based on analysis of the Company’s tax position as of December 31, 2024, management believes it is more likely than not that the Company will not realize certain state net operating losses of $30 million and state deferred tax assets of $2 million, both net of federal benefit; therefore, a valuation allowance of $32 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2024	2023	2022
Balance at January 1	$27	$37	$37
Reductions for tax positions related to the current year	(3)	(3)	(1)
Additions for tax positions of prior years	—	65	1
Reductions for tax positions of prior years	—	(71)	—
Reductions due to lapse of statutes of limitations	(2)	(1)	—
Balance at December 31	$22	$27	$37

RiverSource Life Insurance Company

If recognized, approximately $17 million, $19 million and $20 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2024, 2023 and 2022, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $1 million in the next 12 months primarily due to state statutes of limitations expirations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $2 million, $8 million and nil in interest and penalties for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the Company had a payable of $13 million and $11 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service (“IRS”) is currently auditing Ameriprise Financial’s U.S. income tax returns for 2019 and 2020. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2017 through 2023.

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2024	2023
Commercial mortgage loans	$58	$15

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, that include information requests, exams, or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates are cooperating with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

RiverSource Life Insurance Company

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2024 and 2023, the estimated liability was $11 million and $34 million, respectively. As of December 31, 2024 and 2023, the related premium tax asset was $9 million and $29 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

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SAI9000_12_D02_(09/25)

PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated September 22, 2025 filed electronically as Part B to Post-Effective Amendment No. 31 to Registration Statement No.333-139760 is incorporated by reference.
PART C – OTHER INFORMATION
Item 27. Exhibits
(a)	(i)
Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company
establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the
Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

(ii)
Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted
December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(b)		Not applicable.
(c)
Copy of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life
Insurance Between RiverSource Distributors, Inc. and RiverSource Life Insurance Company, filed as Exhibit 3.1 to the
Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760 on January 3,
2007, is incorporated by reference.

(d)	(i)
Form of Deferred Annuity Contract (form 44170) filed electronically as Exhibit 4.1 to Registrant's Pre-Effective
Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.
See Exhibit 4.1 to Registration Statement No. 333-82149 filed 9/21/1999

(ii)
Form of Roth IRA Endorsement contracts (form 43094), filed as Exhibit 4.2 to RiverSource Variable Annuity Account’s
Pre-Effective Amendment No. 1 to Registration Statement No.  333-74865 on Form N-4, filed on Aug. 5, 1999, is incorporated by reference.

(iii)
Form of SEP-IRA contracts (form 43433), filed as Exhibit 4.3 to RiverSource Variable Annuity Account’s Pre-Effective
Amendment No. 1 to Registration Statement No.  333-74865 on Form N-4, filed on Aug. 4, 1999, is incorporated by reference.

(iv)
Form of Benefit Protector(SM) Death Benefit Rider contracts (form 271155), filed as Exhibit 4.15 to RiverSource Variable
Annuity Account’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No.  333-85567, on
March 1, 2001, is incorporated by reference.

(v)
Form of Benefit Protector(SM) Plus Death Benefit Rider contracts (form 271156), filed as Exhibit 4.16 to RiverSource
Variable Annuity Account’s Post-Effective Amendment No.  6 to the Registration Statement on Form N-4, File
No. 333-85567, on March 1, 2001, is incorporated by reference.

(vi)
Form of TSA Endorsement contracts (form 43413), filed as Exhibit 4.4 to RiverSource Variable Annuity Account’s
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-72777, on July  8, 1999, is
incorporated by reference.

(vii)
Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed as Exhibit 4.11 to Post-Effective Amendment
No.  10 to the Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No.  333-92297, on
January 30, 2003, is incorporated by reference.

(viii)
Form of Roth IRA Endorsement (form 272109) filed as Exhibit 4.12 to Post-Effective Amendment No.  10 to the
Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-92297, on January  30, 2003, is
incorporated by reference.

(ix)
Form of Variable Annuity Unisex Endorsement (form 272110) filed as Exhibit 4.13 to Post-Effective Amendment No.  10 to the Registration Statement on Form N-4 for RiverSource Variable Annuity Account, File No. 333-92297, on January  30,
2003, is incorporated by reference.

(x)
Form of TSA Plan Endorsement - AEL (form 272865) filed as Exhibit 4.31 to the Initial Registration Statement on
Form N-4 for RiverSource Variable Annuity Account, File No. 333-139760, on January  3, 2007, is incorporated by reference.

(xi)
Form of 401 Plan Endorsement - AEL (form 272866) filed as Exhibit 4.33 to the Initial Registration Statement on Form N-4
for RiverSource Variable Annuity Account, File No. 333-139760, on January 3, 2007, is incorporated by reference.

(e)
Form of Variable Annuity Application (form 44171) filed electronically as Exhibit 4 to Registrant's Pre-Effective
Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by
reference.See Exhibit 4 to Registration Statement No. 333-82149 filed 9/21/1999

(f)	(i)
Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account
10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

(ii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company, filed as Exhibit 27(f)(2) to Post-Effective
Amendment No. 28 to the Registration Statement on Form N-6, File No. 333-69777, on January  3, 2007, is incorporated by reference.

(iii)
Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June  22, 2006.
Incorporated by reference to Exhibit 27(f)(1) to Post-Effective Amendment No.  28 to the Registration Statement on Form
N-6, File No.  333-69777, filed on January 3, 2007.

(g)	7.	Not applicable.
(h)	(i)
Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM
Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit (h)(1) to Post-Effective
Amendment No. 28 to Registration Statement No. 333-69777, filed on or about Jan.3, 2007, is incorporated herein by reference.

(ii)
Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American
Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus
Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(iii)
Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds,
Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to
RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or
about April 24, 2008 is incorporated by reference herein.

(iv)
Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life
Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760, filed on or about April 24, 2007 is incorporated by reference.

(v)
Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance
Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as No. 2 to
Registration Statement No. 333-139760 on or about April XX, 2008 is incorporated by reference herein.

(vi)
Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance
Company, IDS Life Insurance Company IDS Life Insurance Company of New York and American Financial Services, Inc.
(formerly American Express Financial Advisors, Inc.) dated as of August1, 2005 filed as Exhibit 8.15 to Post-Effective
Amendment No. 14 toRegistration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

(vii)
Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life
Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and
Columbia Management Distributors, Inc. filed electronically as Exhibit 8.17 with the Initial RegistrationStatement on Form N-4 for RiverSource Variable Annuity Account No.333-139760, on or about Jan. 2, 2007, is incorporated by reference.

(viii)
Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource
Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronicallyas Exhibit 8.8 to Registrant’s
Post-Effective Amendment No. 1 to Registration Statement No.333-139761 on or about April 24, 2007 is incorporated by reference.

(i)		Not Applicable.
(j)		Not applicable.
(k)		Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
(l)		Consents of Independent Registered Public Accounting Firm are filed electronically herewith.
(m)		None

(n)	Not applicable.
(o)	Not applicable.
(p)	Power of Attorney to sign Amendment to this Registration Statement, dated Sept. 08, 2025, is filed electronically herewith.
Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero		Chairman of the Board and President
Michael J. Pelzel		Senior Vice President – Corporate Tax
Kevin L Kehn		Director, Senior Vice President and Chief Actuary
Shweta Jhanji		Senior Vice President and Treasurer
Gene R. Tannuzzo		Director
Kara D Sherman		Director, Senior Vice President – National Sales Manager - Insurance
Stephen R. Wolfrath		Director, Senior Vice President – Insurance and Annuities Product Development and Management
Brian E. Hartert		Director, Chief Financial Officer
Paula J. Minella		Secretary
Gregg L. Ewing		Vice President and Controller
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Installment Financing, LLC	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP GP, LLC	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
Lionstone CREAD GP, LLC	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[4]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[5]	Texas
Lionstone Raleigh Development Partners GP, LLC	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP St. Albans Investors GP, LLC	Delaware
Lionstone RDP Co-Investment Fund I GP, LLC	Delaware
Lionstone VA Five, LLC	Delaware

Parent Company /Subsidiary Name	Jurisdiction
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) Limited	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
Columbia Threadneedle Netherlands B.V.	Netherlands
F&C Alternative Investments (Holdings) Limited	England & Wales
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP6	Scotland

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle PE Co-Investment FP LP6	Scotland
Columbia Threadneedle Real Estate Partners LLP[7]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management Limited	England & Wales
Columbia Threadneedle REP Property Management Limited	England & Wales
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP6	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP6	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C European Capital Partners (Founder Partner) LP6	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP6	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Group ESOP Trustee Limited	Scotland
F&C Investment Manager Limited	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota

Parent Company /Subsidiary Name	Jurisdiction
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[8]	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV Nominee (7) Limited	England
Sackville UK Property Select IV Nominee (8) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle UK Property Select IV Feeder SA SICAV-RAIF	Luxembourg
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%)

5
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
6
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity
7
Columbia ThreadneedleTreasury Limited holds 1 unit
8
One-third of this entity is owned by American Express Travel Related Services
Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Janz, Sara S.	Director

Name and Principal Business Address*	Positions and Offices with Underwriter
Gumer C. Alvero	Chairman of the Board and Chief Executive Officer
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Jason S. Bartylla	Chief Financial Officer
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$439,655,537	None	None	None
Item 31A. Information about Contracts with Indexed-Linked Options and Fixed Options Subject to a Contract Adjustment
(a)
Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index and/or Fixed Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
RiverSource Guarantee Period Account	815	24,260,654	0	115,666	970,832	Yes
Item 32. Location of Accounts and Records
Not applicable
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
The RiverSource Life Insurance Company (the Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on September 19, 2025.
RiverSource Variable Annuity Account
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on September 19, 2025.
RiverSource Life Insurance Company
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on September 19, 2025.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board and President (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Kevin L Kehn	Director, Senior Vice President and Chief Actuary
Kevin L Kehn
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian E. Hartert	Director, Chief Financial Officer (Chief Financial Officer)
Brian E. Hartert
/s/ Gene R. Tannuzzo	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
/s/ Stephen R. Wolfrath	Director, Senior Vice President-Insurance and Annuities Product Development and Management
Stephen R. Wolfrath
/s/ Kara D Sherman	Director, Senior Vice President – National Sales Manager - Insurance
Kara D Sherman
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated Sept. 08, 2025, is filed electronically herewith.

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

Contents of Post-Effective Amendment No. 22
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource® Galaxy Variable Annuity
RiverSource® Pinnacle Variable Annuity, dated September 22, 2025
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated September 22, 2025 filed electronically as Part B to Post-Effective Amendment No. 31 to Registration Statement No. 333-139760, is incorporated by reference.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered
(l)	Consents of Independent Registered Public Accounting Firm
(p)	Power of Attorney